UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road Dallas, TX	75201-1407

(Address of principal executive offices)	(Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

JUNE 30, 2006 (UNAUDITED)

Blended Funds:

•      Flexible Income Fund

•      Growth & Income Fund

•      Capital Opportunities Fund

•      Global Equity Fund

•      Flexible Income Fund I

•      Growth & Income Fund I

•      Capital Opportunities Fund I

•      Global Equity Fund I

Select Funds:

•      Money Market Fund

•      Low-Duration Bond Fund

•      Medium-Duration Bond Fund

•      Extended-Duration Bond Fund

•      Equity Index Fund

•      Value Equity Fund

•      Growth Equity Fund

•      Small Cap Equity Fund

•      International Equity Fund

GuideStone Funds

GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”)

GuideStone Capital Management (“GSCM”)

GuideStone Financial Services (“GSFS”)

PFPC Distributors, Inc. (“PFPC”)

NOTICE CONCERNING YOUR PRIVACY RIGHTS

This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed above: individual retirement accounts (“IRAs”) and/or personal mutual fund accounts.

The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us, our affiliates or others (including our third-party service providers);

•	Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

•	Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

We may disclose such nonpublic personal financial information about you to one or more of our affiliates. An affiliate of an organization means any entity that controls, is controlled by, or is under common control with that organization. For example, GuideStone Financial Resources, GSCM and GSFS are affiliates of one another. GuideStone Funds, GuideStone Financial Resources, GSCM, GSFS and PFPC do not sell your personal information to nonaffiliated third parties.

We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide and/or service products or services to you. We also maintain physical, electronic, and procedural safeguards to guard your personal information.

These procedures will continue to remain in effect after you cease to receive financial products and services from us.

If you have any questions concerning our customer information policy, please contact a customer service representative at 1-888-98-GUIDE.

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed.

LETTER FROM THE PRESIDENT

We are pleased to present you with the GuideStone Funds semi-annual report for the six months ended June 30, 2006. GuideStone Funds will soon celebrate their five year anniversary on August 27, 2006. We are thrilled that you have chosen to partner with us during this exciting five years journey.

Prior to the effective date of launching GuideStone Funds we had approximately $6.8 billion in assets. Our shareholders have benefited from the positive investment performance of our funds which now exceed $8.5 billion and include 3,800 IRA and personal investment accounts.

As we look ahead to the next five years and beyond, we will continue to provide an unwavering commitment to our investors to provide the highest quality investment management services and products in the industry. In a continually changing mutual fund environment, we stand ready to adapt and expand our product base so that you, our shareholders, benefit from one of the best the industry has to offer.

We appreciate your continued confidence in GuideStone Funds and will continue to work to improve all aspects of the products and services delivered to you – our shareholders.

We hope you find the information in this report valuable. If you have any questions concerning the report, do not hesitate to call us at 1-888-98-GUIDE or visit our new website designed to better serve your needs at www.GuideStoneFunds.org. It has been a pleasure serving you these last five years. Thank you for choosing to invest in GuideStone Funds.

Sincerely,

John R. Jones

FROM THE CHIEF INVESTMENT OFFICER

Rodric E. Cummins, CFA

At the halfway mark in the year, investors have encountered anything but the benign, quiet period that might otherwise be indicated by capital market returns. Despite the S&P 500® Index returning a modest 2.71% through June 30 and bonds posting mixed results, a return in market volatility took investors through the roller coaster experience of multi-year equity market highs as well as significant market corrections in the first six months of the year.

After posting strong returns early in 2006, mounting signs of a slowing U.S. economy and rising inflationary fears resulted in a sharp reversal in global capital market returns in the second quarter. The Federal Reserve’s ongoing tightening monetary policy is striking an increasingly higher degree of uncertainty and volatility in the financial markets as investors digest the impending risks associated with higher interest rates. High-beta, growth sensitive asset classes such as small cap and emerging markets stocks, which have excelled in a non-inflationary, pro-growth economic environment for years, proved especially vulnerable to indications of economic deceleration and rising inflation.

Global equity markets continued to be led by the performance of stocks in developed international markets which posted a return of 0.70% during the second quarter, as represented by the MSCI EAFE® (Morgan Stanley Capital International Europe, Australasia, Far East) Index (Net), bringing the year-to-date return to 10.16%. Despite a strong late period rally, second quarter returns were generally negative in U.S. equity markets as the S&P 500® Index returned -1.44%. Large capitalization stocks outperformed the more economically sensitive small cap stocks in the second quarter as the Russell 1000® Index posted a return of -1.66%, compared to the Russell 2000® Index of -5.02%. Even with the poor performance in the quarter, year-to-date returns for small stocks remain solid at 8.21% for the six months ended June 30.

With interest rates rising across the entire maturity spectrum, shorter duration securities continued to post the highest returns in the bond market. The strongest performance year-to-date in fixed income securities is found in money market securities where short maturities enable a rapid adjustment to rising interest rates. The Citigroup 3-Month Treasury Bill Index posted returns of 1.16% for the second quarter and 2.19% year-to-date through June 30. By comparison, the Lehman Brothers Aggregate Bond Index returned -0.08% and -0.72% for the two periods, respectively.

While 2006 thus far has represented a period of transition for economic growth and the financial markets, the fundamental underpinnings for continued growth appear strong and we believe our funds remain well-positioned to take advantage of attractive investment opportunities on the domestic and international fronts across both stock and bond markets.

Asset Class Performance Comparison

The following graph illustrates the performance of the major assets classes during 2006.

Index

[1]	The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.
[2]	The Russell 2000® Index is a small-cap index consisting of the smallest 2000 companies in the Russell 3000® index, representing approximately 8% of the Russell 3000® Index total market capitalization.
[3]	The MSCI ACWI® (All Country World Index) Ex-U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the U.S.
[4]	The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s Investor’s Service, Standard and Poor’s Corporation, or Fitch Investor’s Service, in that order.

About Your Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees, as well as other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred during the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ACTUAL
Fund	Class	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Flexible Income	GS4	$1,000.00	$1,013.14	0.13%	$0.65
	GS6	1,000.00	1,012.15	0.50	2.49
	GS8	1,000.00	1,009.94	0.80	3.99

Growth & Income	GS4	1,000.00	1,009.87	0.13	0.65
	GS6	1,000.00	1,006.41	0.60	2.98
	GS8	1,000.00	1,006.42	0.90	4.48

Capital Opportunities	GS4	1,000.00	1,017.48	0.13	0.65
	GS6	1,000.00	1,014.12	0.70	3.50
	GS8	1,000.00	1,014.16	0.90	4.49

Global Equity	GS4	1,000.00	1,024.57	0.13	0.65
	GS6	1,000.00	1,022.28	0.57	2.86
	GS8	1,000.00	1,020.58	0.87	4.36

Flexible Income I	GS2	1,000.00	1,014.78	0.17	0.85
Growth & Income I	GS2	1,000.00	1,009.71	0.17	0.85
Capital Opportunities I	GS2	1,000.00	1,018.22	0.17	0.85
Global Equity I	GS2	1,000.00	1,024.99	0.17	0.85
Money Market	GS2	1,000.00	1,021.66	0.27	1.35
	GS4	1,000.00	1,022.63	0.46	2.31
	GS6	1,000.00	1,019.59	0.87	4.36
	GS8	1,000.00	1,018.06	1.17	5.85

ACTUAL
Fund	Class	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Low-Duration Bond	GS2	$1,000.00	$1,010.10	0.45%	$2.24
	GS4	1,000.00	1,010.79	0.61	3.04
	GS6	1,000.00	1,009.22	1.00	4.98
	GS8	1,000.00	1,006.69	1.30	6.47

Medium-Duration Bond	GS2	1,000.00	993.49	0.50	2.47
	GS4	1,000.00	994.34	0.62	3.07
	GS6	1,000.00	990.62	1.05	5.18
	GS8	1,000.00	990.38	1.35	6.66

Extended-Duration Bond	GS2	1,000.00	966.26	0.58	2.83
	GS4	1,000.00	968.17	0.73	3.56
	GS6	1,000.00	964.25	1.17	5.70
	GS8	1,000.00	962.77	1.50	7.30

Equity Index	GS2	1,000.00	1,025.22	0.23	1.15
	GS4	1,000.00	1,026.39	0.40	2.01
	GS6	1,000.00	1,024.38	0.60	3.01
	GS8	1,000.00	1,022.89	0.90	4.51

Value Equity	GS2	1,000.00	1,049.00	0.72	3.66
	GS4	1,000.00	1,049.70	0.90	4.57
	GS6	1,000.00	1,047.10	1.29	6.55
	GS8	1,000.00	1,044.61	1.60	8.11

Growth Equity	GS2	1,000.00	950.87	0.87	4.21
	GS4	1,000.00	951.69	0.99	4.79
	GS6	1,000.00	949.05	1.39	6.72
	GS8	1,000.00	947.03	1.69	8.16

Small Cap Equity	GS2	1,000.00	1,049.32	1.09	5.54
	GS4	1,000.00	1,050.00	1.21	6.15
	GS6	1,000.00	1,046.60	1.61	8.17
	GS8	1,000.00	1,045.00	1.91	9.68

International Equity	GS2	1,000.00	1,077.15	0.97	5.00
	GS4	1,000.00	1,078.18	1.15	5.93
	GS6	1,000.00	1,074.86	1.50	7.72
	GS8	1,000.00	1,072.91	1.80	9.25

HYPOTHETICAL (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Flexible Income	GS4	$1,000.00	$1,024.15	0.13%	$0.65
	GS6	1,000.00	1,022.32	0.50	2.51
	GS8	1,000.00	1,020.83	0.80	4.01

Growth & Income	GS4	1,000.00	1,024.15	0.13	0.65
	GS6	1,000.00	1,021.82	0.60	3.01
	GS8	1,000.00	1,020.33	0.90	4.51

Capital Opportunities	GS4	1,000.00	1,024.15	0.13	0.65
	GS6	1,000.00	1,021.32	0.70	3.51
	GS8	1,000.00	1,020.33	0.90	4.51

About Your Expenses (Unaudited) (Continued)

HYPOTHETICAL (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Global Equity	GS4	$1,000.00	$1,024.15	0.13%	$0.65
	GS6	1,000.00	1,021.97	0.57	2.86
	GS8	1,000.00	1,020.48	0.87	4.36

Flexible Income I	GS2	1,000.00	1,023.95	0.17	0.85

Growth & Income I	GS2	1,000.00	1,023.95	0.17	0.85

Capital Opportunities I	GS2	1,000.00	1,023.95	0.17	0.85

Global Equity I	GS2	1,000.00	1,023.95	0.17	0.85

Money Market	GS2	1,000.00	1,023.46	0.27	1.35
	GS4	1,000.00	1,022.51	0.46	2.31
	GS6	1,000.00	1,020.48	0.87	4.36
	GS8	1,000.00	1,018.99	1.17	5.86

Low-Duration Bond	GS2	1,000.00	1,022.56	0.45	2.26
	GS4	1,000.00	1,021.77	0.61	3.06
	GS6	1,000.00	1,019.84	1.00	5.01
	GS8	1,000.00	1,018.35	1.30	6.51

Medium-Duration Bond	GS2	1,000.00	1,022.32	0.50	2.51
	GS4	1,000.00	1,021.72	0.62	3.11
	GS6	1,000.00	1,019.59	1.05	5.26
	GS8	1,000.00	1,018.10	1.35	6.76

Extended-Duration Bond	GS2	1,000.00	1,021.92	0.58	2.91
	GS4	1,000.00	1,021.17	0.73	3.66
	GS6	1,000.00	1,018.99	1.17	5.86
	GS8	1,000.00	1,017.36	1.50	7.50

Equity Index	GS2	1,000.00	1,023.65	0.23	1.15
	GS4	1,000.00	1,022.81	0.40	2.01
	GS6	1,000.00	1,021.82	0.60	3.01
	GS8	1,000.00	1,020.33	0.90	4.51

Value Equity	GS2	1,000.00	1,021.22	0.72	3.61
	GS4	1,000.00	1,020.33	0.90	4.51
	GS6	1,000.00	1,018.40	1.29	6.46
	GS8	1,000.00	1,016.86	1.60	8.00

Growth Equity	GS2	1,000.00	1,020.48	0.87	4.36
	GS4	1,000.00	1,019.89	0.99	4.96
	GS6	1,000.00	1,017.90	1.39	6.95
	GS8	1,000.00	1,016.41	1.69	8.45

Small Cap Equity	GS2	1,000.00	1,019.39	1.09	5.46
	GS4	1,000.00	1,018.79	1.21	6.06
	GS6	1,000.00	1,016.81	1.61	8.05
	GS8	1,000.00	1,015.32	1.91	9.54

International Equity	GS2	1,000.00	1,019.98	0.97	4.86
	GS4	1,000.00	1,019.09	1.15	5.76
	GS6	1,000.00	1,017.36	1.50	7.50
	GS8	1,000.00	1,015.87	1.80	9.00

Because the expense caps for each Class of the Growth Equity Fund were changed during the six-month period ended June 30, 2006 (see Note 3c in the Notes to Financial Statements), the following table reflects the expenses that would have been incurred assuming the new expense cap was in effect for the entire period.

ACTUAL
Fund	Class	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Growth Equity	GS2 Class	$1,000.00	$951.47	0.90%	$4.35
	GS4 Class	1,000.00	950.67	1.02%	4.93
	GS6 Class	1,000.00	948.77	1.42%	6.86
	GS8 Class	1,000.00	946.77	1.72%	8.30

HYPOTHETICAL (assuming a 5% return before expenses)
Fund	Class	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Annualized Expense Ratio (1)	Expenses Paid During Period (2)
Growth Equity	GS2 Class	$1,000.00	$1,020.33	0.90%	$4.51
	GS4 Class	1,000.00	1,019.74	1.02%	5.11
	GS6 Class	1,000.00	1,017.75	1.42%	7.10
	GS8 Class	1,000.00	1,016.27	1.72%	8.60

(1)	Expenses include the effect of contractual waivers by GuideStone Capital Management. The Blended Funds’ proportionate share of the operating expenses of the Select Funds is not reflected in the tables above.
(2)	Expenses are equal to the Fund’s annualized expense ratios for the period January 1, 2006 through June 30, 2006, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Flexible Income Fund

Average Annual Total Returns as of 6/30/2006
	GS4 Class*	GS6 Class*	Benchmark**	GS8 Class*	GS8 Class Benchmark**
One Year	4.19%	3.82%	4.76%	3.42%	4.76%
Since Inception	3.74%	3.49%	3.93%	3.17%	4.23%
Inception Date	08/27/01	08/27/01	08/27/01	11/08/04	11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index, the MSCI ACWI® Ex-U.S. and the Merrill Lynch 1-3 Year Treasury Index.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/ Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Flexible Income Fund
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.9%
GuideStone Funds Money Market Fund (GS4 Class)¥	2,759,146	$2,759,146
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	17,977,850	226,700,691
GuideStone Funds Equity Index Fund (GS4 Class)¥	295,429	5,105,017
GuideStone Funds Value Equity Fund (GS4 Class)¥	1,327,525	23,922,008
GuideStone Funds Growth Equity Fund (GS4 Class)¥	1,409,752	23,740,229
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	366,122	5,997,070
GuideStone Funds International Equity Fund (GS4 Class)¥	1,022,364	19,128,427

Total Affiliated Mutual Funds (Cost $263,714,648)		307,352,588

	Par
U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bill
4.66%, 09/21/06‡‡	$135,000	133,568

U.S. Treasury Note
4.63%, 03/31/08	2,925,000	2,898,265

Total U.S. Treasury Obligations (Cost $3,036,530)		3,031,833

TOTAL INVESTMENTS — 99.9% (Cost $266,751,178)		310,384,421

Other Assets in Excess of Liabilities — 0.1%		297,439

NET ASSETS — 100.0%		$310,681,860

PORTFOLIO SUMMARY+
%
Bond Fund	73.0
Domestic Equity Funds	18.9
International Equity Fund	6.1
U.S. Treasury Obligations	1.0
Money Market Fund	0.9
Futures Contracts	0.3

100.2

+	Based on net assets.

See Notes to Financial Statements.

Growth & Income Fund

Average Annual Total Returns as of 6/30/06
	GS4 Class*	GS6 Class*	Benchmark**	GS8 Class*	GS8 Class Benchmark**
One Year	5.88%	5.44%	6.53%	5.09%	6.53%
Since Inception	5.70%	5.36%	5.81%	5.85%	6.79%
Inception Date	08/27/01	08/27/01	08/27/01	11/08/04	11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index, the MSCI ACWI® Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchased by foreigners.

The Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Growth & Income Fund
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.2%
GuideStone Funds Money Market Fund (GS4 Class)¥	14,861,239	$14,861,239
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	15,162,611	191,200,520
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	24,696,122	323,025,275
GuideStone Funds Extended-Duration Bond Fund (GS4 Class) ¥	9,417,732	132,036,610
GuideStone Funds Equity Index Fund (GS4 Class)¥	2,476,817	42,799,392
GuideStone Funds Value Equity Fund (GS4 Class)¥	10,816,690	194,916,753
GuideStone Funds Growth Equity Fund (GS4 Class)¥	11,063,792	186,314,265
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	2,757,941	45,175,076
GuideStone Funds International Equity Fund (GS4 Class)¥	9,442,323	176,665,862

Total Affiliated Mutual Funds (Cost $1,104,709,969)		1,306,994,992

	Par
U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bill
4.66%, 09/21/06‡‡	$805,000	796,460
U.S. Treasury Note
4.88%, 02/15/12	9,850,000	9,745,354

Total U.S. Treasury Obligations (Cost $10,585,353)		10,541,814

TOTAL INVESTMENTS — 100.0% (Cost $1,115,295,322)		1,317,536,806

Other Assets in Excess of Liabilities — 0.0%		152,897

NET ASSETS — 100.0%		$1,317,689,703

PORTFOLIO SUMMARY+
%
Bond Funds	49.1
Domestic Equity Funds	35.6
International Equity Fund	13.4
Money Market Fund	1.1
U.S. Treasury Obligations	0.8
Futures Contracts	0.7

100.7

+	Based on net assets.

See Notes to Financial Statements.

Capital Opportunities Fund

Average Annual Total Returns as of 6/30/06
	GS4 Class*	GS6 Class*	Benchmark**	GS8 Class*	GS8 Class Benchmark**
One Year	9.18%	8.64%	10.22%	8.42%	10.22%
Since Inception	5.98%	5.57%	6.18%	8.18%	9.44%
Inception Date	08/27/01	08/27/01	08/27/01	11/08/04	11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index, the MSCI ACWI® Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/ Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Capital Opportunities Fund
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.6%
GuideStone Funds Money Market Fund (GS4 Class)¥	15,287,989	$15,287,989
GuideStone Funds Low-Duration Bond Fund (GS4 Class)¥	6,152,940	77,588,572
GuideStone Funds Medium-Duration Bond Fund (GS4 Class)¥	9,939,954	130,014,603
GuideStone Funds Extended-Duration Bond Fund (GS4 Class) ¥	3,919,914	54,957,198
GuideStone Funds Equity Index Fund (GS4 Class)¥	2,866,585	49,534,588
GuideStone Funds Value Equity Fund (GS4 Class)¥	13,272,959	239,178,713
GuideStone Funds Growth Equity Fund (GS4 Class)¥	13,804,058	232,460,339
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	3,457,558	56,634,794
GuideStone Funds International Equity Fund (GS4 Class)¥	11,075,831	207,228,790

Total Affiliated Mutual Funds (Cost $861,776,713)		1,062,885,586

	Par
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bill
4.66%, 09/21/06‡‡	$910,000	900,346
U.S. Treasury Note
4.88%, 02/15/12	3,840,000	3,799,204

Total U.S. Treasury Obligations (Cost $4,710,913)		4,699,550

TOTAL INVESTMENTS — 100.0% (Cost $866,487,626)		1,067,585,136

Other Assets in Excess of Liabilities — 0.0%		57,720

NET ASSETS — 100.0%		$1,067,642,856

PORTFOLIO SUMMARY+
%
Domestic Equity Funds	54.1
Bond Funds	24.6
International Equity Fund	19.4
Money Market Fund	1.4
Futures Contracts	1.1
U.S. Treasury Obligations	0.5

101.1

+	Based on net assets.

See Notes to Financial Statements.

Global Equity Fund

Average Annual Total Returns as of 6/30/06
	GS4 Class*	GS6 Class*	Benchmark**	GS8 Class*	GS8 Class Benchmark**
One Year	12.38%	12.03%	13.97%	11.50%	13.97%
Since Inception	6.06%	5.80%	6.39%	10.50%	12.30%
Inception Date	08/27/01	08/27/01	08/27/01	11/08/04	11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index and the MSCI ACWI® Ex-U.S.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Global Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.9%
GuideStone Funds Money Market Fund (GS4 Class)¥	11,457,573	$11,457,573
GuideStone Funds Equity Index Fund (GS4 Class)¥	3,625,305	62,645,270
GuideStone Funds Value Equity Fund (GS4 Class)¥	16,242,261	292,685,552
GuideStone Funds Growth Equity Fund (GS4 Class)¥	17,246,797	290,436,063
GuideStone Funds Small Cap Equity Fund (GS4 Class)¥	4,463,296	73,108,780
GuideStone Funds International Equity Fund (GS4 Class)¥	13,209,973	247,158,602

Total Affiliated Mutual Funds (Cost $751,980,325)		977,491,840

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
4.66%, 09/21/06‡‡
(Cost $1,281,260)	$1,295,000	1,281,263

TOTAL INVESTMENTS — 100.0% (Cost $753,261,585)		978,773,103

Liabilities in Excess of Other Assets — 0.0%		(476,510)

NET ASSETS — 100.0%		$978,296,593

PORTFOLIO SUMMARY+
%
Domestic Equity Funds	73.5
International Equity Fund	25.2
Money Market Fund	1.2
Futures Contracts	0.8
U.S. Treasury Obligation	0.1

100.8

+	Based on net assets.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

	Flexible Income Fund	Growth & Income Fund	Capital Opportunities Fund	Global Equity Fund
Assets
Investments in securities of affiliated issuers, at value	$307,352,588	$1,306,994,992	$1,062,885,586	$977,491,840
Investments in securities of unaffiliated issuers, at value	3,031,833	10,541,814	4,699,550	1,281,263

Total investments (1)	310,384,421	1,317,536,806	1,067,585,136	978,773,103
Receivables:
Dividends	11,742	57,878	54,708	51,711
Interest	34,005	180,341	70,322	—
Fund shares sold	342,157	133,814	143,750	16,914
Prepaid expenses and other assets	10,508	13,479	12,343	11,178

Total Assets	310,782,833	1,317,922,318	1,067,866,259	978,852,906

Liabilities
Payables:
Fund shares redeemed	29,380	—	21,872	379,164
Variation margin	2,400	23,200	28,800	20,000
Accrued expenses:
Advisory fees	13,758	108,219	85,511	76,422
Distribution (12b-1) fees	2,321	2,651	2,286	2,675
Shareholder servicing fees	2,031	2,320	1,857	2,354
Other expenses	51,083	96,225	83,077	75,698

Total Liabilities	100,973	232,615	223,403	556,313

Net Assets	$310,681,860	$1,317,689,703	$1,067,642,856	$978,296,593

Net Assets Consist of:
Paid-in capital	$261,232,056	$1,070,898,841	$816,210,184	$705,090,147
Undistributed net investment income	3,262,492	12,298,072	6,276,138	2,297,803
Undistributed net realized gain on investments	2,538,445	32,195,881	43,998,357	45,257,532
Net unrealized appreciation (depreciation) on investments and futures	43,648,867	202,296,909	201,158,177	225,651,111

Net Assets	$310,681,860	$1,317,689,703	$1,067,642,856	$978,296,593

Net Asset Value: ($0.001 par value, unlimited shares authorized)
Net assets applicable to the GS4 Class	$292,992,547	$1,297,469,745	$1,053,026,954	$957,324,909

GS4 shares outstanding	22,341,071	90,475,719	67,000,105	57,392,864

Net asset value, offering and redemption price per GS4 share	$13.11	$14.34	$15.72	$16.68

Net assets applicable to the GS6 Class	$12,301,610	$13,990,113	$7,681,500	$14,760,100

GS6 shares outstanding	1,343,552	1,484,456	713,235	1,237,621

Net asset value, offering and redemption price per GS6 share	$9.16	$9.42	$10.77	$11.93

Net assets applicable to the GS8 Class	$5,387,703	$6,229,845	$6,934,402	$6,211,584

GS8 shares outstanding	589,167	662,314	645,340	521,922

Net asset value, offering and redemption price per GS8 share	$9.14	$9.41	$10.75	$11.90

______________
(1) Investments in securities of affiliated issuers, at cost	$263,714,648	$1,104,709,969	$861,776,713	$751,980,325
Investments in securities of unaffiliated issuers, at cost	3,036,530	10,585,353	4,710,913	1,281,260

Total investments at cost	$266,751,178	$1,115,295,322	$866,487,626	$753,261,585

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

	Flexible Income Fund	Growth & Income Fund	Capital Opportunities Fund	Global Equity Fund
Investment Income
Income dividends received from affiliated funds	$3,416,537	$12,943,707	$6,906,196	$2,965,330
Interest	82,111	258,554	112,749	27,866

Total Investment Income	3,498,648	13,202,261	7,018,945	2,993,196

Expenses
Investment advisory fees	153,899	663,315	544,121	500,304
Transfer agent fees
GS4 shares	17,117	30,829	26,987	23,686
GS6 shares	3,156	2,808	3,023	3,113
GS8 shares	3,193	3,134	3,166	3,172
Custodian fees	6,145	14,092	10,418	10,628
Distribution (12b-1) fees:
GS6 shares	6,100	6,995	3,848	7,405
GS8 shares	7,993	9,162	9,992	9,251
Shareholder servicing fees:
GS6 shares	6,710	7,695	4,232	8,145
GS8 shares	5,594	6,409	6,986	6,473
Accounting and administration fees	44,733	105,417	93,565	89,051
Professional fees	23,777	23,776	23,777	23,777
Blue sky fees
GS4 shares	2,804	2,843	2,559	2,684
GS6 shares	11,159	11,461	10,867	11,586
GS8 shares	5,443	5,635	5,149	4,853
Shareholder reporting fees
GS4 shares	9,607	27,335	18,902	16,912
GS6 shares	(131)	(319)	(197)	(158)
GS8 shares	15	50	43	23
Trustee fees	2,496	11,032	9,098	8,241
Line of credit facility fees	647	2,757	2,304	2,056
Other expenses	8,277	9,077	8,777	8,777

Total Expenses	318,734	943,503	787,617	739,979
Expenses waived (See Footnote 3a and 3c)	(80,439)	(35,097)	(40,624)	(41,113)
Fees paid indirectly	(282)	(330)	(518)	(324)

Net Expenses	238,013	908,076	746,475	698,542

Net Investment Income	3,260,635	12,294,185	6,272,470	2,294,654

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	254,239	2,168,486	2,614,590	3,165,119
Net realized gain on investment securities of affiliated issuers	843,675	10,730,021	16,696,367	15,634,158
Net realized loss on investment securities of unaffiliated issuers	(38,012)	(246,607)	(93,723)	—
Net realized loss on futures transactions	(24,002)	(26,119)	(157,374)	(423,794)

Net realized gain	1,035,900	12,625,781	19,059,860	18,375,483

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	(332,838)	(12,699,626)	(7,067,121)	2,059,685
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	(7,706)	(99,049)	(33,019)	(122)
Change in unrealized appreciation (depreciation) on futures	25,953	220,750	251,290	306,080

Net change in unrealized appreciation (depreciation)	(314,591)	(12,577,925)	(6,848,850)	2,365,643

Net Realized and Unrealized Gain	721,309	47,856	12,211,010	20,741,126

Net Increase in Net Assets Resulting from Operations	$3,981,944	$12,342,041	$18,483,480	$23,035,780

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Flexible Income Fund		Growth & Income Fund
	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05
Operations:
Net investment income	$3,260,635	$6,710,228	$12,294,185	$26,617,634
Net realized gain on investment securities and futures transactions	1,035,900	8,806,341	12,625,781	67,104,253
Net change in unrealized appreciation (depreciation) on investment securities and futures	(314,591)	(6,564,844)	(12,577,925)	(18,769,800)

Net increase in net assets resulting from operations	3,981,944	8,951,725	12,342,041	74,952,087

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS4 shares	—	(6,681,233)	(686)	(31,655,255)
GS6 shares	—	(368,835)	—	(472,113)
GS8 shares	—	(145,933)	—	(178,317)
Distributions from net realized capital gains
GS4 shares	—	(7,416,359)	—	(50,654,356)
GS6 shares	—	(453,084)	—	(813,928)
GS8 shares	—	(197,762)	—	(339,052)

Total dividends and distributions	—	(15,263,206)	(686)	(84,113,021)

Capital Share Transactions:
Proceeds from shares sold
GS4 shares	28,006,679	51,005,980	50,628,308	111,946,233
GS8 shares	43,996	80,457	422,169	375,343
Reinvestment of dividends and distributions
GS4 shares	101	14,088,998	686	82,297,754
GS6 shares	—	821,918	—	1,286,043
GS8 shares	—	343,695	—	517,368

Total proceeds from shares sold and reinvested	28,050,776	66,341,048	51,051,163	196,422,741

Value of shares redeemed
GS4 shares	(19,118,845)	(50,125,060)	(39,223,044)	(195,957,184)
GS8 shares	(4,121)	—	(58,291)	(93)

Total value of shares redeemed	(19,122,966)	(50,125,060)	(39,281,335)	(195,957,277)

Net increase (decrease) from capital share transactions (See Footnote 6)	8,927,810	16,215,988	11,769,828	465,464

Total increase (decrease) in net assets	12,909,754	9,904,507	24,111,183	(8,695,470)

Net Assets:
Beginning of Period	297,712,106	287,807,599	1,293,578,520	1,302,273,990

End of Period*	$310,621,860	$297,712,106	$1,317,689,703	$1,293,578,520

_______________
* Including undistributed net investment income	$3,262,492	$1,857	$12,298,072	$4,573

See Notes to Financial Statements.

	Capital Opportunities Fund		Global Equity Fund
	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05
Operations:
Net investment income	$6,272,470	$14,963,030	$2,294,654	$7,527,757
Net realized gain on investment securities and futures transactions	19,059,860	56,530,883	18,375,483	61,273,033
Net change in unrealized appreciation (depreciation) on investment securities and futures	(6,848,850)	6,915,250	2,365,643	16,984,803

Net increase in net assets resulting from operations	18,483,480	78,409,163	23,035,780	85,785,593

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS4 shares	—	(20,445,230)	(109)	(13,392,673)
GS6 shares	—	(179,258)	—	(236,192)
GS8 shares	—	(131,752)	—	(77,886)
Distributions from net realized capital gains
GS4 shares	—	(31,761,906)	—	(30,910,635)
GS6 shares	—	(328,938)	—	(651,282)
GS8 shares	—	(264,881)	—	(268,175)

Total dividends and distributions	—	(53,111,965)	(109)	(45,536,843)

Capital Share Transactions:
Proceeds from shares sold
GS4 shares	24,077,886	50,580,207	39,989,468	62,443,657
GS8 shares	789,240	513,587	193,036	151,657
Reinvestment of dividends and distributions
GS4 shares	16	52,206,192	1,314	44,301,986
GS6 shares	—	508,197	—	887,475
GS8 shares	—	396,633	—	346,061

Total proceeds from shares sold and reinvested	24,867,142	104,204,816	40,183,818	108,130,836

Value of shares redeemed
GS4 shares	(35,411,124)	(125,641,164)	(46,029,734)	(142,475,893)
GS8 shares	(58,943)	(30)	(28,635)	—

Total value of shares redeemed	(35,470,067)	(125,641,194)	(46,058,369)	(142,475,893)

Net increase (decrease) from capital share transactions (See Footnote 6)	(10,602,925)	(21,436,378)	(5,874,551)	(34,345,057)

Total increase (decrease) in net assets	7,880,555	3,860,820	17,161,120	5,903,693

Net Assets:
Beginning of Period	1,059,762,301	1,055,901,481	961,135,473	955,231,780

End of Period*	$1,067,642,856	$1,059,762,301	$978,296,593	$961,135,473

_______________
* Including undistributed net investment income	$6,276,138	$3,668	$2,297,803	$3,258

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

	For a Share Outstanding For the Six Months Ended June 30, 2006 and For the Years Ended December 31, unless otherwise indicated										Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return (3)	Net Assets, End of Period (000)	Expenses, Net (4)(5)	Expenses, Including Expense Reduction (4)(5)	Expenses, Before Waivers and Expense Reduction (4)(5)	Investment Income, Net (1)(4)	Investment Income/ (Loss), Excluding Waivers and Expense Reduction (1)(4)	Portfolio Turnover Rate (3)
Flexible Income Fund

GS4 Class
2006 (6)	$12.94	$0.14	#	$0.01	$0.02	$—	$—	$13.11	1.31%	$292,993	0.13%	0.13%	0.18%	2.17%	2.12%	4%
2005	13.18	0.33	#	0.09	0.02	(0.32)	(0.36)	12.94	3.31	280,256	0.13	0.13	0.19	2.51	2.45	20
2004	13.00	0.21	#	0.04	0.37	(0.31)	(0.13)	13.18	4.76	270,913	0.13	0.13	0.17	1.60	1.56	11
2003	12.40	0.31		0.02	0.82	(0.22)	(0.33)	13.00	9.33	253,828	0.13	0.13	0.20	2.01	1.94	13
2002	13.15	0.38		0.10	(0.62)	(0.44)	(0.17)	12.40	(1.10)	263,646	0.13	0.13	0.17	2.86	2.82	14
2001 (7)	13.29	0.17		0.06	(0.12)	(0.22)	(0.03)	13.15	0.79	286,628	0.13	0.13	0.18	3.67	3.62	4

GS6 Class
2006 (6)	$9.05	$0.08	#	$0.01	$0.02	$—	$—	$9.16	1.22%	$12,302	0.50%	0.50%	0.60%	1.79%	1.69%	4%
2005	9.42	0.20	#	0.09	(0.02)	(0.28)	(0.36)	9.05	2.90	12,161	0.50	0.50	0.56	2.10	2.04	20
2004	9.41	0.11	#	0.04	0.27	(0.28)	(0.13)	9.42	4.52	11,815	0.36	0.36	0.45	1.14	1.05	11
2003	9.12	0.21		0.02	0.59	(0.20)	(0.33)	9.41	9.06	19,674	0.35	0.35	0.46	1.90	1.79	13
2002	9.83	0.23		0.10	(0.45)	(0.42)	(0.17)	9.12	(1.27)	16,234	0.32	0.32	0.43	2.82	2.71	14
2001 (7)	10.00	0.10		0.06	(0.08)	(0.22)	(0.03)	9.83	0.72	325	0.48	0.48	66.47	6.69	(59.30)	4

GS8 Class
2006 (6)	$9.05	$0.07	#	$0.01	$0.01	$—	$—	$9.14	0.99%	$5,388	0.80%	0.80%	0.99%	1.49%	1.30%	4%
2005	9.42	0.17	#	0.09	(0.01)	(0.26)	(0.36)	9.05	2.61	5,295	0.80	0.80	0.97	1.81	1.64	20
2004 (8)	9.53	0.06	#	0.04	0.05	(0.13)	(0.13)	9.42	1.56	5,080	0.45	0.45	1.03	4.43	3.85	11

Growth & Income Fund

GS4 Class
2006 (6)	$14.20	$0.13	#	$0.02	$(0.01)	$—	$—	$14.34	0.99%	$1,297,470	0.13%	0.13%	0.14%	1.88%	1.87%	4%
2005	14.27	0.32	#	0.21	0.36	(0.36)	(0.60)	14.20	6.24	1,273,855	0.13	0.13	0.14	2.18	2.17	10
2004	13.41	0.26	#	0.11	0.99	(0.30)	(0.20)	14.27	10.13	1,283,982	0.13	0.13	0.13	1.90	1.90	6
2003	11.82	0.29		0.15	1.78	(0.36)	(0.27)	13.41	18.79	1,120,080	0.13	0.13	0.13	2.22	2.22	10
2002	13.44	0.36		0.12	(1.33)	(0.42)	(0.35)	11.82	(6.37)	1,019,700	0.13	0.13	0.13	2.68	2.68	12
2001 (7)	13.74	0.14		0.06	(0.27)	(0.19)	(0.04)	13.44	(0.47)	1,156,044	0.13	0.13	0.17	2.87	2.83	4

GS6 Class
2006 (6)	$9.36	$0.07	#	$—	$(0.01)	$—	$—	$9.42	0.64%	$13,990	0.60%	0.60%	0.54%	1.41%	1.47%	4%
2005	9.71	0.18	#	0.21	0.19	(0.33)	(0.60)	9.36	5.96	13,888	0.48	0.48	0.48	1.82	1.82	10
2004	9.28	0.12	#	0.11	0.66	(0.26)	(0.20)	9.71	9.66	13,118	0.46	0.46	0.52	1.28	1.22	6
2003	8.34	0.16		0.15	1.23	(0.33)	(0.27)	9.28	18.52	22,650	0.45	0.45	0.54	2.00	1.91	10
2002	9.72	0.21		0.12	(0.96)	(0.40)	(0.35)	8.34	(6.59)	17,009	0.37	0.37	0.45	2.64	2.56	12
2001 (7)	10.00	0.07		0.06	(0.18)	(0.19)	(0.04)	9.72	(0.52)	1,334	0.48	0.48	6.53	4.44	(1.61)	4

GS8 Class
2006 (6)	$9.35	$0.05	#	$—	$0.01	$—	$—	$9.41	0.64%	$6,230	0.90%	0.90%	0.93%	1.13%	1.10%	4%
2005	9.72	0.14	#	0.21	0.17	(0.29)	(0.60)	9.35	5.39	5,836	0.90	0.90	0.92	1.44	1.42	10
2004 (8)	9.74	0.07	#	0.11	0.16	(0.16)	(0.20)	9.72	3.50	5,174	0.61	0.61	1.13	4.84	4.32	6

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	For the six months ended June 30, 2006.
(7)	Inception date was August 27, 2001.
(8)	Inception date was November 8, 2004.

See Notes to Financial Statements.

												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss) (1)		Capital Gain Distributions Received from Affiliated Funds		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return (3)	Net Assets, End of Period (000)	Expenses, Net (4)(5)	Expenses, Including Expense Reduction (4)(5)	Expenses, Before Waivers and Expense Reduction (4)(5)	Investment Income/ (Loss), Net (1)(4)	Investment Income/ (Loss), Excluding Waivers and Expense Reduction (1)(4)	Portfolio Turnover Rate (3)
Capital Opportunities Fund

GS4 Class
2006 (6)	$15.45	$0.09	#	$0.03		$0.15	$—	$—	$15.72	1.75%	$1,053,027	0.13%	0.13%	0.14%	1.17%	1.16%	4%
2005	15.03	0.23	#	0.31		0.68	(0.31)	(0.49)	15.45	8.09	1,046,061	0.13	0.13	0.14	1.50	1.49	5
2004	13.62	0.19	#	0.08		1.47	(0.21)	(0.12)	15.03	12.80	1,043,625	0.13	0.13	0.13	1.33	1.33	3
2003	11.17	0.19		0.07		2.56	(0.23)	(0.14)	13.62	25.23	900,021	0.13	0.13	0.14	1.54	1.53	8
2002	13.37	0.22		0.06		(2.05)	(0.24)	(0.19)	11.17	(13.25)	745,968	0.13	0.13	0.14	1.72	1.71	10
2001 (7)	13.71	0.08		0.03		(0.34)	(0.11)	— †	13.37	(1.68)	883,648	0.13	0.13	0.17	1.76	1.72	3

GS6 Class
2006 (6)	$10.61	$0.03	#	$0.03		$0.10	$—	$—	$10.77	1.41%	$7,682	0.70%	0.70%	0.69%	0.61%	0.62%	4%
2005	10.57	0.11	#	0.31		0.37	(0.26)	(0.49)	10.61	7.43	7,571	0.62	0.62	0.62	1.01	1.01	5
2004	9.67	0.07	#	0.08		1.03	(0.16)	(0.12)	10.57	12.28	7,042	0.56	0.56	0.61	0.66	0.61	3
2003	8.01	0.11		0.07		1.82	(0.20)	(0.14)	9.67	24.93	13,585	0.52	0.52	0.62	1.20	1.10	8
2002	9.73	0.12		0.06		(1.50)	(0.21)	(0.19)	8.01	(13.56)	9,859	0.42	0.42	0.55	1.54	1.41	10
2001 (7)	10.00	0.03		0.03		(0.22)	(0.11)	— †	9.73	(1.64)	331	0.48	0.48	43.03	3.87	(38.68)	3

GS8 Class
2006 (6)	$10.60	$0.02	#	$0.03		$0.10	$—	$—	$10.75	1.42%	$6,934	0.90%	0.90%	0.89%	0.43%	0.44%	4%
2005	10.56	0.08	#	0.31		0.37	(0.23)	(0.49)	10.60	7.21	6,131	0.92	0.92	0.92	0.76	0.76	5
2004 (8)	10.31	0.04	#	0.08		0.35	(0.10)	(0.12)	10.56	4.63	5,234	1.00	1.00	1.06	2.93	2.87	3

Global Equity Fund

GS4 Class
2006 (6)	$16.28	$0.04	#	$0.04		$0.32	$—	$—	$16.68	2.46%	$957,325	0.13%	0.13%	0.14%	0.47%	0.46%	4%
2005	15.55	0.13	#	0.41		0.98	(0.23)	(0.56)	16.28	9.75	940,769	0.13	0.13	0.14	0.85	0.84	4
2004	13.64	0.11	#	0.04		1.96	(0.12)	(0.08)	15.55	15.47	936,734	0.13	0.13	0.13	0.77	0.77	2
2003	10.40	0.10		—		3.23	(0.09)	—	13.64	31.99	801,407	0.13	0.13	0.14	0.82	0.81	4
2002	13.14	0.08		—	†	(2.71)	(0.08)	(0.03)	10.40	(20.04)	616,043	0.13	0.13	0.14	0.68	0.67	6
2001 (7)	13.57	0.03		—		(0.43)	(0.03)	— †	13.14	(2.96)	810,507	0.13	0.13	0.17	0.61	0.57	3

GS6 Class
2006 (6)	$11.67	$—	#	$0.04		$0.22	$—	$—	$11.93	2.23%	$14,760	0.57%	0.57%	0.54%	0.03%	0.06%	4%
2005	11.35	0.06	#	0.41		0.60	(0.19)	(0.56)	11.67	9.40	14,441	0.50	0.50	0.50	0.48	0.48	4
2004	10.00	0.04	#	0.04		1.43	(0.08)	(0.08)	11.35	15.17	13,202	0.44	0.44	0.50	0.37	0.31	2
2003	7.65	0.05		—		2.36	(0.06)	—	10.00	31.53	17,973	0.43	0.43	0.48	0.53	0.48	4
2002	9.70	0.04		—	†	(2.00)	(0.06)	(0.03)	7.65	(20.25)	12,805	0.35	0.35	0.44	0.53	0.44	6
2001 (7)	10.00	0.02		—		(0.29)	(0.03)	— †	9.70	(2.75)	207	0.48	0.48	66.34	1.57	(64.29)	3

GS8 Class
2006 (6)	$11.66	$(0.02	)#	$0.04		$0.22	$—	$—	$11.90	2.06%	$6,212	0.87%	0.87%	0.90%	(0.26)%	(0.29)%	4%
2005	11.35	0.01	#	0.41		0.61	(0.16)	(0.56)	11.66	8.97	5,926	0.87	0.87	0.92	0.13	0.08	4
2004 (8)	10.83	0.03	#	0.04		0.57	(0.04)	(0.08)	11.35	5.94	5,296	0.87	0.87	1.04	1.64	1.47	2

See Notes to Financial Statements.

Flexible Income Fund I

Average Annual Total Returns as of 6/30/06
	GS2 Class*	Benchmark**
One Year	4.39%	4.76%
Since Inception	4.72%	4.85%
Inception Date	07/01/03	07/01/03

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index, the MSCI ACWI® Ex-U.S. and the Merrill Lynch 1-3 Year Treasury Index.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Flexible Income Fund I
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 98.7%
GuideStone Funds Money Market Fund (GS2 Class)¥	539,725	$539,724
GuideStone Funds Low-Duration Bond Fund (GS2 Class)¥	4,530,104	40,635,035
GuideStone Funds Equity Index Fund (GS2 Class)¥	90,703	915,190
GuideStone Funds Value Equity Fund (GS2 Class)¥	392,138	4,286,069
GuideStone Funds Growth Equity Fund (GS2 Class)¥	399,890	4,254,830
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	89,714	1,073,878
GuideStone Funds International Equity Fund (GS2 Class)¥	216,080	3,427,023

Total Affiliated Mutual Funds (Cost $56,051,445)		55,131,749

	Par
U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bill
4.66%, 09/21/06‡‡	$20,000	19,788
U.S. Treasury Note
4.63%, 03/31/08	670,000	663,876

Total U.S. Treasury Obligations (Cost $684,776)		683,664

TOTAL INVESTMENTS — 99.9% (Cost $56,736,221)		55,815,413

Other Assets in Excess of Liabilities — 0.1%		30,358

NET ASSETS — 100.0%		$55,845,771

PORTFOLIO SUMMARY+
%
Bond Fund	72.8
Domestic Equity Funds	18.8
International Equity Fund	6.1
U.S. Treasury Obligations	1.2
Money Market Fund	1.0
Futures Contracts	0.3

100.2

+	Based on net assets.

See Notes to Financial Statements.

Growth & Income Fund I

Average Annual Total Returns as of 6/30/06
	GS2 Class*	Benchmark**
One Year	5.95%	6.53%
Since Inception	8.88%	8.85%
Inception Date	07/01/03	07/01/03

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index, the MSCI ACWI® Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/ Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchased by foreigners.

The Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Growth & Income Fund I
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.2%
GuideStone Funds Money Market Fund (GS2 Class)¥	3,107,597	$3,107,597
GuideStone Funds Low-Duration Bond Fund (GS2 Class)¥	3,923,124	35,190,426
GuideStone Funds Medium-Duration Bond Fund (GS2 Class)¥	7,055,361	59,406,142
GuideStone Funds Extended-Duration Bond Fund (GS2 Class) ¥	3,094,416	24,322,112
GuideStone Funds Equity Index Fund (GS2 Class)¥	780,649	7,876,748
GuideStone Funds Value Equity Fund (GS2 Class)¥	3,281,292	35,864,520
GuideStone Funds Growth Equity Fund (GS2 Class)¥	3,222,655	34,289,052
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	694,298	8,310,745
GuideStone Funds International Equity Fund (GS2 Class)¥	2,049,402	32,503,509

Total Affiliated Mutual Funds (Cost $239,035,992)		240,870,851

	Par
U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Bill
4.66%, 09/21/06‡‡	$130,000	128,621
U.S. Treasury Note
4.88%, 02/15/12	2,030,000	2,008,433

Total U.S. Treasury Obligations (Cost $2,144,115)		2,137,054

TOTAL INVESTMENTS — 100.1% (Cost $241,180,107)		243,007,905

Liabilities in Excess of Other Assets — (0.1)%		(186,290)

NET ASSETS — 100.0%		$242,821,615

PORTFOLIO SUMMARY+
%
Bond Funds	49.0
Domestic Equity Funds	35.5
International Equity Fund	13.4
Money Market Fund	1.3
U.S. Treasury Obligations	0.9
Futures Contracts	0.8

100.9

+	Based on net assets.

See Notes to Financial Statements.

Capital Opportunities Fund I

Average Annual Total Returns as of 6/30/06
	GS2 Class*	Benchmark**
One Year	9.27%	10.22%
Since Inception	12.02%	12.24%
Inception Date	07/01/03	07/01/03

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index, the MSCI ACWI® Ex-U.S. and the Lehman Brothers Aggregate Bond Index.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Capital Opportunities Fund I
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 99.4%
GuideStone Funds Money Market Fund (GS2 Class)¥	2,673,967	$2,673,967
GuideStone Funds Low-Duration Bond Fund (GS2 Class)¥	1,353,982	12,145,218
GuideStone Funds Medium-Duration Bond Fund (GS2 Class)¥	2,416,754	20,349,067
GuideStone Funds Extended-Duration Bond Fund (GS2 Class) ¥	1,098,340	8,632,956
GuideStone Funds Equity Index Fund (GS2 Class)¥	769,129	7,760,507
GuideStone Funds Value Equity Fund (GS2 Class)¥	3,429,174	37,480,871
GuideStone Funds Growth Equity Fund (GS2 Class)¥	3,427,250	36,465,936
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	740,961	8,869,298
GuideStone Funds International Equity Fund (GS2 Class)¥	2,048,683	32,492,118

Total Affiliated Mutual Funds (Cost $156,428,178)		166,869,938

	Par
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bill
4.66%, 09/21/06‡‡	$130,000	128,621

U.S. Treasury Note
4.88%, 02/15/12	645,000	638,148

Total U.S. Treasury Obligations (Cost $769,616)		766,769

TOTAL INVESTMENTS — 99.9% (Cost $157,197,794)		167,636,707

Other Assets in Excess of Liabilities — 0.1%		158,488

NET ASSETS — 100.0%		$167,795,195

PORTFOLIO SUMMARY+
%
Domestic Equity Funds	54.0
Bond Funds	24.5
International Equity Fund	19.4
Money Market Fund	1.6
Futures Contracts	1.2
U.S. Treasury Obligations	0.4

101.1

+	Based on net assets.

See Notes to Financial Statements.

Global Equity Fund I

Average Annual Total Returns as of 6/30/06
	GS2 Class*	Benchmark**
One year	12.47%	13.97%
Since Inception	15.11%	15.67%
Inception Date	07/01/03	07/01/03

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS2 Class of the Fund since July 1, 2003 (commencement of operations), with all dividends and capital gains reinvested, with the Fund’s weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Represents a weighted composite benchmark index consisting of the Russell 3000® Index and the MSCI ACWI® Ex-U.S.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/ Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Global Equity Fund I
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS — 100.1%
GuideStone Funds Money Market Fund (GS2 Class)¥	2,395,602	$2,395,602
GuideStone Funds Equity Index Fund (GS2 Class)¥	821,172	8,285,625
GuideStone Funds Value Equity Fund (GS2 Class)¥	3,537,435	38,664,161
GuideStone Funds Growth Equity Fund (GS2 Class)¥	3,606,034	38,368,197
GuideStone Funds Small Cap Equity Fund (GS2 Class)¥	806,754	9,656,843
GuideStone Funds International Equity Fund (GS2 Class)¥	2,059,159	32,658,258

Total Affiliated Mutual Funds (Cost $120,179,379)		130,028,686

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
4.66%, 09/21/06‡‡ (Cost $138,515)	$140,000	138,515

TOTAL INVESTMENTS — 100.2% (Cost $120,317,894)		130,167,201

Liabilities in Excess of Other Assets — (0.2)%		(212,748)

NET ASSETS — 100.0%		$129,954,453

PORTFOLIO SUMMARY+
%
Domestic Equity Funds	73.1
International Equity Fund	25.1
Money Market Fund	1.9
Futures Contracts	1.5
U.S. Treasury Obligation	0.1

101.7

+	Based on net assets.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

	Flexible Income Fund I	Growth & Income Fund I	Capital Opportunities Fund I	Global Equity Fund I
Assets
Investments in securities of affiliated issuers, at value	$55,131,749	$240,870,851	$166,869,938	$130,028,686
Investments in securities of unaffiliated issuers, at value	683,664	2,137,054	766,769	138,515

Total investments (1)	55,815,413	243,007,905	167,636,707	130,167,201
Receivables:
Dividends	2,461	12,084	10,641	8,705
Interest	7,775	37,179	11,813	—
Fund shares sold	48,786	2,544	187,245	—
Prepaid expenses and other assets	(1,122)	(1,122)	(1,122)	(1,122)

Total Assets	55,873,313	243,058,590	167,845,284	130,174,784

Liabilities
Payables:
Fund shares redeemed	—	176,013	—	176,896
Variation margin	480	5,120	4,960	4,800
Accrued expenses:
Advisory fees	209	19,919	11,715	8,331
Other expenses	26,853	35,923	33,414	30,304

Total Liabilities	27,542	236,975	50,089	220,331

Net Assets	$55,845,771	$242,821,615	$167,795,195	$129,954,453

Net Assets Consist of:
Paid-in capital	$55,049,581	$229,134,533	$147,969,478	$111,877,830
Undistributed net investment income	880,462	3,741,096	1,658,246	575,649
Undistributed net realized gain on investments	833,588	8,097,925	7,716,213	7,627,455
Net unrealized appreciation (depreciation) on investments and futures	(917,860)	1,848,061	10,451,258	9,873,519

Net Assets	$55,845,771	$242,821,615	$167,795,195	$129,954,453

Net Asset Value: ($0.001 par value, unlimited shares authorized)
Net assets applicable to the GS2 Class	$55,845,771	$242,821,615	$167,795,195	$129,954,453

GS2 shares outstanding	5,423,446	21,237,930	13,055,260	9,048,412

Net asset value, offering and redemption price per GS2 share	$10.30	$11.43	$12.85	$14.36

_______________
(1) Investments in securities of affiliated issuers, at cost	$56,051,445	$239,035,992	$156,428,178	$120,179,379
Investments in securities of unaffiliated issuers, at cost	684,776	2,144,115	769,616	138,515

Total investments at cost	$56,736,221	$241,180,107	$157,197,794	$120,317,894

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

	Flexible Income Fund I	Growth & Income Fund I	Capital Opportunities Fund I	Global Equity Fund I
Investment Income
Income dividends received from affiliated funds	$912,513	$3,898,635	$1,779,661	$683,148
Interest	14,111	47,293	18,336	3,013

Total Investment Income	926,624	3,945,928	1,797,997	686,161

Expenses
Investment advisory fees	27,493	122,023	83,622	65,952
Transfer agent fees	3,265	6,562	6,671	3,247
Custodian fees	2,940	5,425	4,930	4,084
Accounting and administration fees	9,842	38,042	26,499	21,249
Professional fees	23,776	23,776	23,776	23,776
Shareholder reporting fees	182	202	186	198
Trustee fees	469	2,049	1,369	1,072
Line of credit facility fees	118	537	350	292
Other expenses	7,318	7,319	7,320	7,320

Total Expenses	75,403	205,935	154,723	127,190
Expenses waived and reimbursed (See Footnote 3a and 3c)	(28,963)	(746)	(14,095)	(16,156)
Fees paid indirectly	(278)	(357)	(338)	(352)

Net expenses	46,162	204,832	140,290	110,682

Net Investment Income	880,462	3,741,096	1,657,707	575,479

Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	74,104	651,433	665,280	678,813
Net realized gain on investment securities of affiliated issuers	210,024	2,094,400	2,012,916	2,198,263
Net realized loss on investment securities of unaffiliated issuers	(5,732)	(49,859)	(15,392)	—
Net realized loss on futures transactions	(2,712)	(20,040)	(20,631)	(28,387)

Net realized gain	275,684	2,675,934	2,642,173	2,848,689

Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	(389,929)	(3,967,041)	(1,522,094)	(381,177)
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	(1,493)	(12,381)	(6,723)	(14)
Change in unrealized appreciation (depreciation) on futures	4,637	45,362	44,840	59,097

Net change in unrealized appreciation (depreciation)	(386,785)	(3,934,060)	(1,483,977)	(322,094)

Net Realized and Unrealized Gain (Loss)	(111,101)	(1,258,126)	1,158,196	2,526,595

Net Increase in Net Assets Resulting from Operations	$769,361	$2,482,970	$2,815,903	$3,102,074

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Flexible Income Fund I		Growth & Income Fund I
	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05
Operations:
Net investment income	$880,462	$1,830,186	$3,741,096	$7,773,603
Net realized gain on investment securities and futures transactions	275,684	1,213,257	2,675,934	9,148,867
Net change in unrealized appreciation (depreciation) on investment securities and futures	(386,785)	(1,198,806)	(3,934,060)	(2,317,487)

Net increase in net assets resulting from operations	769,361	1,844,637	2,482,970	14,604,983

Dividends and Distributions to Shareholders:
Dividends from net investment income	—	(1,960,531)	—	(9,389,155)
Distributions from net realized capital gains	—	(695,374)	—	(3,407,754)

Total dividends and distributions	—	(2,655,905)	—	(12,796,909)

Capital Share Transactions:
Proceeds from GS2 shares sold	3,752,601	26,280,249	8,865,699	115,223,447
Reinvestment of dividends and distributions into GS2 shares	—	2,655,905	—	12,765,942
Value of GS2 shares redeemed	(2,907,621)	(5,340,931)	(7,770,666)	(12,719,755)

Net increase from capital share transactions (See Footnote 6)	844,980	23,595,223	1,095,033	115,269,634

Total increase in net assets	1,614,341	22,783,955	3,578,003	117,077,708

Net Assets:
Beginning of Period	54,231,430	31,447,475	239,243,612	122,165,904

End of Period*	$55,845,771	$54,231,430	$242,821,615	$239,243,612

_______________
* Including undistributed net investment income	$880,462	$—	$3,741,096	$—

See Notes to Financial Statements.

	Capital Opportunities Fund I		Global Equity Fund I
	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05
Operations:
Net investment income	$1,657,707	$3,555,535	$575,479	$1,566,580
Net realized gain on investment securities and futures Transactions	2,642,173	7,661,333	2,848,689	7,058,840
Net change in unrealized appreciation (depreciation) on investment securities and futures	(1,483,977)	1,249,654	(322,094)	3,271,382

Net increase in net assets resulting from operations	2,815,903	12,466,522	3,102,074	11,896,802

Dividends and Distributions to Shareholders:
Dividends from net investment income	—	(4,846,404)	—	(2,745,940)
Distributions from net realized capital gains	—	(1,893,666)	—	(1,346,880)

Total dividends and distributions	—	(6,740,070)	—	(4,092,820)

Capital Share Transactions:
Proceeds from GS2 shares sold	9,304,841	85,516,600	6,663,246	87,397,534
Reinvestment of dividends and distributions into GS2 shares	—	6,740,071	—	4,092,820
Value of GS2 shares redeemed	(4,174,373)	(8,741,940)	(5,636,566)	(7,011,778)

Net increase from capital share transactions (See Footnote 6)	5,130,468	83,514,731	1,026,680	84,478,576

Total increase in net assets	7,946,371	89,241,183	4,128,754	92,282,558

Net Assets:
Beginning of Period	159,848,824	70,607,641	125,825,699	33,543,141

End of Period*	$167,795,195	$159,848,824	$129,954,453	$125,825,699

_______________
* Including undistributed net investment income	$1,658,246	$539	$575,649	$170

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

	For a Share Outstanding For the Six Months Ended June 30, 2006 and For the Years Ended December 31, unless otherwise indicated										Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (1)		Capital Gain Distributions Received from Affiliated Funds	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income (2)	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return (3)	Net Assets, End of Period (000)	Expenses, Net (4)(5)	Expenses, Including Expense Reduction (4)(5)	Expenses, Before Waivers and Expense Reduction (4)(5)	Investment Income, Net (1)(4)	Investment Income, Excluding Waivers and Expense Reduction (1)(4)	Portfolio Turnover Rate (3)
Flexible Income Fund I

GS2 Class
2006 (6)	$10.15	$0.16		$0.01	$(0.02)	$—	$—	$10.30	1.48%	$55,846	0.17%	0.17%	0.28%	3.24%	3.13%	9%
2005	10.31	0.36		0.10	(0.10)	(0.38)	(0.14)	10.15	3.46	54,231	0.17	0.17	0.30	3.52	3.39	16
2004	10.31	0.25		0.05	0.19	(0.36)	(0.13)	10.31	4.77	31,447	0.17	0.17	0.39	2.42	2.20	23
2003 (7)	10.00	0.18		0.10	0.16	(0.12)	(0.01)	10.31	4.40	28,636	0.17	0.17	0.51	4.16	3.82	8

Growth & Income Fund I

GS2 Class
2006 (6)	$11.32	$0.18	#	$0.02	$(0.09)	$—	$—	$11.43	0.97%	$242,822	0.17%	0.17%	0.17%	3.10%	3.10%	9%
2005	11.23	0.40	#	0.25	0.07	(0.46)	(0.17)	11.32	6.42	239,244	0.17	0.17	0.18	3.49	3.48	11
2004	10.62	0.34	#	0.14	0.60	(0.36)	(0.11)	11.23	10.26	122,166	0.17	0.17	0.22	3.07	3.02	10
2003 (7)	10.00	0.21		0.17	0.51	(0.26)	(0.01)	10.62	8.94	71,982	0.17	0.17	0.28	4.76	4.65	5

Capital Opportunities Fund I

GS2 Class
2006 (6)	$12.62	$0.13		$0.04	$0.06	$—	$—	$12.85	1.82%	$167,795	0.17%	0.17%	0.19%	2.01%	1.99%	6%
2005	12.17	0.29		0.38	0.33	(0.39)	(0.16)	12.62	8.20	159,849	0.17	0.17	0.20	2.42	2.39	8
2004	11.11	0.24		0.09	1.09	(0.26)	(0.10)	12.17	12.88	70,608	0.17	0.17	0.27	2.13	2.03	7
2003 (7)	10.00	0.15		0.09	1.07	(0.18)	(0.02)	11.11	13.02	57,489	0.17	0.17	0.31	3.24	3.10	3

Global Equity Fund I

GS2 Class
2006 (6)	$14.01	$0.06		$0.06	$0.23	$—	$—	$14.36	2.50%	$129,954	0.17%	0.17%	0.20%	0.88%	0.85%	5%
2005	13.16	0.18		0.52	0.62	(0.31)	(0.16)	14.01	9.98	125,826	0.17	0.17	0.21	1.38	1.34	5
2004	11.62	0.15		0.05	1.60	(0.15)	(0.11)	13.16	15.48	33,543	0.17	0.17	0.41	1.29	1.05	7
2003 (7)	10.00	0.09		—	1.63	(0.09)	(0.01)	11.62	17.16	25,678	0.17	0.17	0.50	1.69	1.36	1

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.
(3)	Not annualized.
(4)	Annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	For the six months ended June 30, 2006.
(7)	Inception date was July 1, 2003.

See Notes to Financial Statements.

Money Market Fund

Average Annual Total Returns as of 6/30/06
	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**	GS8 Class*	GS8 Class Benchmark**
One Year	4.10%	3.90%	3.48%	3.95%	3.17%	3.95%
Since Inception	2.07%	1.94%	1.64%	2.11%	2.50%	3.34%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01	11/08/04	11/08/04

7-Day Annualized Yield as of 6/30/06
GS2 Class*	GS4 Class*	GS6 Class*	GS8 Class*
4.98%	4.79%	4.37%	4.07%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The yield for the Money Market Fund represents annualization of the Fund’s declared dividends over the period indicated, excluding capital gains distributions. The 7-day annualized yield more closely reflects the current earnings of the Fund than the total return.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Citigroup 3-Month Index.

*	These performance figures reflect expense waivers by the Fund’s investment advisor. Without these waivers, performance would have been lower. Performance figures shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	The Citigroup 3-Month Index is composed of the monthly return equivalents of yield averages that are not marked to market. The 3-Month Treasury Bill Index consists of the last three 3-month Treasury bill issues.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

An investment in the Fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the Fund seeks to maintain a value of $1.00 per share, it is possible to lose money.

Money Market Fund
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Par	Value
CERTIFICATES OF DEPOSIT — 13.9%
Banque Nationale de Paris
4.51%, 10/19/06	$10,000,000	$10,000,000
Citizens Bank of Massachusetts
5.20%, 08/08/06	6,700,000	6,700,000
Credit Suisse NY
5.30%, 07/26/06	9,000,000	9,000,000
First Tennessee Bank NA
5.30%, 07/28/06	25,000,000	25,000,000
Royal Bank of Scotland NY
4.81%, 01/16/07	8,540,000	8,540,000
4.87%, 02/02/07	17,000,000	17,000,000
Societe Generale NY
4.78%, 12/06/06	9,000,000	9,000,000
Sumitomo Mitsui Banking Corporation NY
5.13%, 07/06/06	3,500,000	3,500,000
5.33%, 07/27/06	3,200,000	3,200,000
Washington Mutual Bank FA
5.31%, 08/03/06	26,900,000	26,900,000

Total Certificates of Deposit (Cost $118,840,000)		118,840,000

COMMERCIAL PAPER — 58.8%
Alliance & Leicester PLC
4.55%, 07/17/06	30,000,000	29,939,333
Amstel Funding Corporation
5.32%, 09/15/06	12,358,000	12,219,206
BASF AG
5.25%, 07/21/06	12,000,000	11,965,000
5.26%, 07/21/06	15,000,000	14,956,167
5.16%, 08/07/06	13,000,000	12,931,057
Bear Stearns Co., Inc.
5.24%, 07/24/06	8,000,000	7,973,218
5.28%, 07/24/06	11,000,000	10,962,893
5.30%, 08/04/06	9,000,000	8,954,950
Beethoven Funding Corporation
5.19%, 08/07/06	10,000,000	9,946,658
Brahms Funding Corporation
5.13%, 07/11/06	3,800,000	3,794,585
Cancara Asset Securitization, Ltd.
5.16%, 08/11/06	3,858,000	3,835,328
CIT Group, Inc.
5.31%, 09/07/06	20,000,000	19,799,400
Citibank Credit Card Issuance Trust
5.30%, 07/26/06	3,600,000	3,586,750
5.28%, 08/01/06	20,000,000	19,909,067
Citigroup Funding, Inc.
5.28%, 07/31/06	26,000,000	25,885,600
Corporate Asset Funding Co., Inc.
5.15%, 08/08/06	22,850,000	22,725,785
Countrywide Financial Corporation
5.31%, 07/17/06	15,000,000	14,964,600
Giro Funding U.S. Corporation
5.31%, 07/27/06	1,000,000	996,165
Grampian Funding LLC
5.30%, 08/07/06	5,000,000	4,972,764
Greenwich Capital Holdings, Inc.
5.31%, 09/29/06	10,000,000	10,000,000
Lehman Brothers Holdings, Inc.
5.36%, 10/12/06	1,700,000	1,700,000
Lexington Parker Capital
5.28%, 07/17/06	41,000,000	40,903,787
Lockhart Funding LLC
5.20%, 08/08/06	20,000,000	19,890,222
Merrill Lynch & Co., Inc.
5.32%, 07/05/06	24,000,000	23,985,813
MetLife, Inc.
5.29%, 07/12/06	7,000,000	6,988,685
5.29%, 07/27/06	21,000,000	20,919,768
Morgan Stanley
5.28%, 07/13/06	35,000,000	34,938,400
5.36%, 10/11/06	1,000,000	1,000,000
National Rural Utilities Cooperative Finance Corporation
5.26%, 07/27/06	20,072,000	19,995,749
Nestle Capital Corporation
5.25%, 07/03/06	21,908,000	21,901,610
Nordeutsche Landesbank Luxembourg SA
5.31%, 09/15/06	20,000,000	19,775,800
Spintab AB
5.15%, 08/01/06	8,373,000	8,335,868
Sydney Capital Corporation
5.08%, 07/05/06	10,000,000	9,994,356
Thunder Bay Funding LLC
5.31%, 09/14/06	20,683,000	20,454,194

Total Commercial Paper (Cost $501,102,778)		501,102,778

CORPORATE BOND — 1.5%
Toyota Motor Credit Corporation
3.85%, 11/02/06 (Cost $12,972,039)	13,000,000	12,972,039

MASTER NOTES — 3.0%
Citigroup Global Markets, Inc.
5.38%, 08/25/06†	15,000,000	15,000,000
Merrill Lynch Mortgage Capital, Inc.
5.41%, 07/03/06	7,250,000	7,250,000
Morgan Stanley Mortgage Capital
5.48%, 06/30/07†	3,650,000	3,650,000

Total Master Notes (Cost $25,900,000)		25,900,000

MUNICIPAL BOND — 1.2%
Bergen County, New Jersey Improvement Authority, Series D Revenue Bond (Wachovia Bank NA Insured)
5.40%, 04/01/25† (Cost $10,000,000)	10,000,000	10,000,000

VARIABLE RATE OBLIGATIONS — 21.5%
Allstate Life Global Funding II
5.35%, 07/27/07 144A†	20,000,000	20,000,000
Bear Stearns Co., Inc.
5.12%, 07/28/07†	10,000,000	10,000,000
Cullinan Finance Corporation
5.29%, 09/15/06 144A†	25,000,000	24,999,227

See Notes to Financial Statements.

	Par	Value
General Electric Capital Corporation
5.35%, 07/17/07†	$2,240,000	$2,241,444
Lehman Brothers Holdings, Inc.
5.32%, 02/23/07†	15,000,000	15,015,437
Merrill Lynch & Co., Inc.
5.18%, 05/29/07†	10,000,000	10,000,000
Metropolitan Life Global Funding I
5.44%, 07/28/07 144A†	10,000,000	10,000,000
National City Bank
5.08%, 07/07/06†	25,000,000	24,999,961
Racers Trust
5.21%, 08/21/06 144A†	23,000,000	23,000,000
5.31%, 12/22/06 144A†	8,600,000	8,600,000
SDB Capital LLC
5.35%, 02/01/46†	9,415,000	9,415,000
Shipley Group LP
5.47%, 10/01/14†	1,400,000	1,400,000
U.S. Bank NA
5.28%, 09/29/06†	15,000,000	14,999,170
Westpac Banking Corporation
5.34%, 10/11/07†	8,250,000	8,250,000

Total Variable Rate Obligations (Cost $182,920,239)		182,920,239

TOTAL INVESTMENTS — 99.9% (Cost $851,735,056)		851,735,056

Other Assets in Excess of Liabilities — 0.1%		637,526

NET ASSETS — 100.0%		$852,372,582

PORTFOLIO SUMMARY+
%
Commercial Paper	58.8
Variable Rate Obligations	21.5
Certificates of Deposit	13.9
Master Notes	3.0
Corporate Bond	1.5
Municipal Bond	1.2

99.9

+	Based on net assets.

See Notes to Financial Statements.

Low-Duration Bond Fund

Average Annual Total Returns as of 6/30/06
	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**	GS8 Class*	GS8 Class Benchmark**
One Year	1.88%	1.74%	1.31%	1.83%	0.99%	1.83%
Since Inception	2.92%	2.86%	2.57%	2.87%	0.89%	1.67%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01	11/08/04	11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Merrill Lynch 1-3 Year Treasury Index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Low-Duration Bond Fund
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 7.3%
Federal Home Loan Bank
4.96%, 07/10/06	$5,000,000	$4,995,015
5.18%, 07/26/06	7,000,000	6,974,819
4.38%, 10/03/08	3,500,000	3,421,670
Federal Home Loan Mortgage Corporation
4.83%, 08/01/06	8,900,000	8,861,641
3.37%, 04/28/08Δ	3,980,000	3,837,488
3.75%, 03/03/09	2,060,000	1,975,721
Federal National Mortgage Association
4.75%, 07/17/06	28,800,000	28,736,963
2.77%, 12/29/06Δ	1,505,000	1,485,130
2.71%, 01/30/07	7,500,000	7,381,118
Small Business Administration
6.95%, 11/10/16	1,219,149	1,250,460

Total Agency Obligations (Cost $69,161,351)		68,920,025

ASSET-BACKED SECURITIES — 27.4%
Accredited Mortgage Loan Trust
5.42%, 09/25/35 STEP†	1,431,295	1,431,440
ACE Securities Corporation
5.17%, 06/27/36†	3,400,000	3,400,000
Amresco Independence Funding, Inc.
5.75%, 06/15/26 144A†	811,432	808,765
Argent Securities, Inc.
5.42%, 11/25/35†	922,822	922,972
Bank One Issuance Trust
5.01%, 12/15/10†	3,050,000	3,057,498
Bayview Financial Acquisition Trust
7.01%, 05/25/29 144A	211,348	209,887
Bear Stearns Asset-Backed Securities, Inc.
5.40%, 02/25/29†	1,749,207	1,749,533
5.41%, 11/25/35†	2,232,321	2,232,787
5.40%, 01/25/36†	4,669,926	4,670,247
BMW Vehicle Owner Trust
4.04%, 02/25/09	2,775,000	2,744,113
Business Loan Express
6.75%, 01/01/25 144A†	443,488	431,641
Capital Auto Receivables Asset Trust
2.00%, 11/15/07‡‡	1,011,967	1,002,682
3.35%, 02/15/08	3,225,000	3,195,775
1.96%, 01/15/09	2,233,256	2,219,516
4.05%, 07/15/09	2,575,000	2,536,401
Carrington Mortgage Loan Trust
5.40%, 06/25/35†	309,195	309,195
5.15%, 04/25/36†	2,619,983	2,620,785
Chase Credit Card Master Trust
5.50%, 11/17/08	3,040,000	3,040,830
5.20%, 02/15/10†	4,100,000	4,105,934
Chase Issuance Trust
3.22%, 06/15/10	6,525,000	6,336,442
5.10%, 02/15/12†	3,725,000	3,726,795
Chase Manhattan Auto Owner Trust
2.08%, 05/15/08	1,227,571	1,218,712
Citibank Credit Card Issuance Trust
2.55%, 01/20/09	7,725,000	7,601,800
Citigroup Mortgage Loan Trust, Inc.
5.38%, 04/25/36 STEP†	2,904,767	2,905,373
CNH Equipment Trust
3.48%, 09/15/11	1,350,000	1,303,049
Conseco Finance Securitizations Corporation
5.57%, 12/15/29†	154,705	154,693
Countrywide Asset-Backed Certificates
5.47%, 03/25/25†	2,024,641	2,025,032
5.41%, 02/01/27†	2,964,933	2,965,454
5.44%, 11/25/28†	1,943,861	1,944,269
5.42%, 01/25/35†	2,329,301	2,329,881
5.40%, 07/25/35†	412,280	412,246
DaimlerChrysler Auto Trust
3.09%, 01/08/08	1,504,421	1,503,762
3.49%, 12/08/08	1,630,000	1,612,389
3.28%, 12/08/09	4,300,000	4,161,473
5.33%, 08/08/10	2,825,000	2,814,845
Discover Card Master Trust I
5.09%, 09/16/10†	2,425,000	2,425,676
Encore Credit Receivables Trust
5.42%, 01/01/36†	1,326,958	1,327,201
Fannie Mae Grantor Trust
5.12%, 07/25/35 STEP†	208,545	208,553
FHLMC Structured Pass-Through Securities
5.58%, 08/25/31†	2,377,193	2,388,068
Fieldstone Mortgage Investment Corporation
5.44%, 02/25/36 STEP†	2,028,963	2,029,302
First Franklin Mortgage Loan Asset-Backed Certificates
5.43%, 03/25/25†	510,581	510,604
Ford Credit Auto Owner Trust
4.24%, 03/15/08	1,783,924	1,775,643
Green Tree Financial Corporation
6.04%, 11/01/29	41,702	40,397
GSAA Trust
5.64%, 12/25/34†	1,383,704	1,385,835
GSAMP Trust
5.43%, 09/25/35†	748,482	748,579
5.39%, 01/25/36†	776,990	776,943
Hertz Vehicle Financing LLC
2.85%, 05/25/09 144A	5,500,000	5,263,783
Home Equity Asset Trust
5.20%, 01/25/36†	2,211,209	2,211,665
5.43%, 02/25/36†	1,205,720	1,206,064
Home Equity Mortgage Trust
5.44%, 07/25/35 STEP†	22,248	22,245
Honda Auto Receivables Owner Trust
2.30%, 10/18/07	652,708	649,542
3.30%, 06/15/08	2,232,935	2,211,412
5.10%, 09/18/08	3,700,000	3,686,702
2.91%, 10/20/08	2,451,669	2,412,443
3.53%, 10/21/08	2,830,907	2,797,534
2.79%, 03/16/09	4,320,330	4,243,252
4.46%, 05/20/09	2,425,000	2,392,410

See Notes to Financial Statements.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Hyundai Auto Receivables Trust
5.13%, 02/16/09	$800,000	$798,875
Indymac Residential Asset-Backed Trust
5.14%, 06/25/36†	2,146,838	2,147,360
JP Morgan Mortgage Acquisition Corporation
5.16%, 05/25/25 STEP†	1,853,144	1,853,560
Long Beach Mortgage Loan Trust
5.15%, 03/25/36 STEP†	3,234,816	3,235,428
Master Asset-Backed Securities Trust
5.15%, 12/25/35†	2,595,436	2,596,110
MBNA Credit Card Master Note Trust
5.70%, 03/15/10†	1,800,000	1,809,195
MBNA Master Credit Card Trust USA
5.38%, 12/15/08†	5,610,000	5,610,152
Merrill Auto Trust Securitization
4.10%, 08/25/09	2,000,000	1,967,522
Morgan Stanley ABS Capital I
5.42%, 05/25/32 STEP†	1,780,378	1,780,862
5.33%, 06/25/36†	3,650,000	3,649,431
Nelnet Student Loan Trust
5.05%, 10/27/14†	7,400,000	7,395,375
5.19%, 07/25/16†	900,000	901,430
5.19%, 10/25/16†	2,400,000	2,400,203
New Century Home Equity Loan Trust
5.43%, 03/25/35 STEP†	691,928	691,915
5.40%, 01/25/36 STEP†	2,129,588	2,130,026
Nissan Auto Receivables Owner Trust
2.01%, 11/15/07	981,652	975,626
2.70%, 12/17/07	1,806,385	1,793,716
5.18%, 08/15/08	3,700,000	3,687,860
Nomura Home Equity Loan, Inc.
5.33%, 03/25/36†	3,575,000	3,575,000
Novastar Home Equity Loan
5.19%, 06/25/36†	2,975,000	2,974,536
Option One Mortgage Loan Trust
5.42%, 11/25/35 STEP†	2,140,725	2,141,098
Ownit Mortgage Loan Asset-Backed Certificates
5.44%, 08/25/36†	2,356,638	2,357,015
Park Place Securities, Inc.
5.43%, 08/25/35†	1,363,800	1,364,012
PBG Equipment Trust
6.27%, 01/20/12 144A	330,339	330,541
People’s Choice Home Loan Securities Trust
5.20%, 08/25/35 STEP†	1,742,309	1,742,617
Popular ABS Mortgage Pass-Through Trust
5.57%, 09/25/34†	2,290,133	2,291,578
Quest Trust
5.88%, 06/25/34 144A†	244,863	245,636
Renaissance Home Equity Loan Trust
5.40%, 05/25/36†	2,462,277	2,462,902
Residential Asset Mortgage Products, Inc.
5.43%, 05/25/25 STEP†	1,440,083	1,440,315
5.23%, 07/25/36†	3,475,000	3,475,000
Residential Asset Securities Corporation
5.39%, 04/25/36 STEP†	1,178,646	1,178,995
SACO I, Inc.
5.43%, 11/25/35†	1,538,687	1,538,659
Saxon Asset Securities Trust
5.14%, 03/25/36 STEP†	3,539,441	3,539,373
SG Mortgage Securities Trust
5.18%, 09/25/35†	951,952	952,072
SLC Student Loan Trust
5.43%, 07/15/36†	3,700,000	3,702,316
SLM Student Loan Trust
5.07%, 01/25/13†	2,735,330	2,734,482
5.28%, 01/25/13†	3,706,155	3,712,632
5.41%, 07/25/13†	10,300,000	10,307,790
5.13%, 04/25/14†	495,978	496,213
4.96%, 06/15/18†	3,502,323	3,504,875
Soundview Home Equity Loan Trust
5.39%, 04/25/36†	1,927,046	1,927,308
Specialty Underwriting & Residential Finance
5.44%, 06/25/36†	1,782,424	1,782,671
Structured Asset Investment Loan Trust
5.15%, 03/25/36 STEP†	2,169,883	2,169,989
Structured Asset Securities Corporation
4.90%, 04/25/35†	2,205,865	2,116,343
SVO Timeshare Mortgage Corporation
5.47%, 10/20/13 144A	914,521	909,341
TMS SBA Loan Trust
5.75%, 01/15/25†	320,246	311,368
6.23%, 01/25/25†	192,147	187,513
USAA Auto Owner Trust
3.55%, 09/17/07	158,475	158,382
2.06%, 04/15/08	876,549	869,809
3.03%, 06/16/08	1,659,833	1,646,781
3.16%, 02/17/09	2,610,478	2,578,700
5.31%, 03/16/09	3,700,000	3,691,862
3.90%, 07/15/09	3,200,000	3,160,056
4.00%, 12/15/09	4,175,000	4,108,823
4.89%, 08/15/12	2,500,000	2,457,791
Wachovia Student Loan Trust
5.43%, 10/25/13 144A†	1,500,000	1,499,064
Whole Auto Loan Trust
3.26%, 03/15/11	4,000,000	3,883,238

Total Asset-Backed Securities (Cost $260,691,135)		259,371,411

CORPORATE BONDS — 10.9%
Abbott Laboratories
5.38%, 05/15/09	690,000	688,185
American International Group, Inc.
2.88%, 05/15/08	1,410,000	1,344,266
ASIF Global Financing XXIII
3.90%, 10/22/08 144A	420,000	404,545
Bank One Corporation
2.63%, 06/30/08	360,000	339,996

See Notes to Financial Statements.

	Par	Value
6.00%, 08/01/08	$550,000	$553,549
BellSouth Corporation
4.20%, 09/15/09	2,217,000	2,115,140
Caterpillar Financial Services Corporation
5.20%, 10/28/08†	5,500,000	5,506,606
Citigroup, Inc.
3.50%, 02/01/08	1,600,000	1,549,998
3.63%, 02/09/09	2,750,000	2,620,629
Clorox Co.
5.44%, 12/14/07†	1,500,000	1,502,286
ConocoPhillips Australia Funding Co.
5.13%, 04/09/09†	1,100,000	1,101,837
Countrywide Home Loans, Inc.
3.25%, 05/21/08Δ	1,800,000	1,722,985
Credit Suisse First Boston USA, Inc.
4.63%, 01/15/08Δ	2,160,000	2,130,406
CSX Corporation
6.25%, 10/15/08	1,710,000	1,729,352
DaimlerChrysler NA Holding Corporation
6.16%, 08/08/06†	400,000	400,168
5.49%, 03/07/07†	3,100,000	3,101,150
4.75%, 01/15/08	850,000	836,404
4.05%, 06/04/08	1,130,000	1,093,042
Dominion Resources, Inc.
5.79%, 09/28/07†	3,500,000	3,503,346
Federated Department Stores, Inc.
6.63%, 09/01/08	150,000	152,472
Fred Meyer, Inc.
7.45%, 03/01/08	1,440,000	1,475,909
Gannett Co., Inc.
4.13%, 06/15/08Δ	2,390,000	2,319,146
General Electric Capital Corporation
1.40%, 11/02/06(J)	405,000,000	3,551,412
8.75%, 05/21/07	610,000	625,847
3.45%, 07/16/07	1,300,000	1,272,210
3.45%, 01/15/08†	5,275,000	5,271,513
4.25%, 01/15/08	1,940,000	1,903,390
5.31%, 03/04/08†	2,900,000	2,902,604
9.83%, 12/15/08	350,000	383,785
Golden West Financial Corporation
4.13%, 08/15/07	310,000	304,383
HSBC Bank USA NA
5.49%, 09/21/07†	400,000	400,482
HSBC Finance Corporation
6.40%, 06/17/08	2,390,000	2,422,889
4.13%, 12/15/08Δ	700,000	676,880
4.13%, 11/16/09	700,000	666,750
John Deere Capital Corporation
3.90%, 01/15/08Δ	1,970,000	1,921,150
Kellogg Co.
2.88%, 06/01/08	1,950,000	1,853,506
Lenfest Communications, Inc.
7.63%, 02/15/08	725,000	743,320
May Department Stores Co. (The)
3.95%, 07/15/07	945,000	926,753
Merck & Co., Inc.
5.25%, 07/01/06	300,000	300,000
Merrill Lynch & Co., Inc.
4.83%, 10/27/08	1,720,000	1,689,439
MidAmerican Energy Holdings Co.
3.50%, 05/15/08	1,236,000	1,186,363
Morgan Stanley Warehouse Facility
5.58%, 09/29/06†@	9,900,000	9,900,000
Motorola, Inc.
4.61%, 11/16/07	1,489,000	1,468,050
Northrop Grumman Corporation
4.08%, 11/16/06	450,000	447,471
Oracle Corporation and Ozark Holding, Inc.
5.00%, 01/15/11 144A	450,000	434,717
Prudential Financial, Inc.
4.10%, 11/15/06 STEP	1,600,000	1,592,200
Prudential Insurance Co. of America
6.38%, 07/23/06 144A	650,000	650,265
PSEG Funding Trust I
5.38%, 11/16/07	275,000	273,109
SLM Corporation
4.00%, 01/15/09	2,151,000	2,068,064
Southern California Edison Co.
5.39%, 12/13/07†	3,500,000	3,501,138
Sprint Capital Corporation
6.38%, 05/01/09	1,080,000	1,097,620
Time Warner, Inc.
6.15%, 05/01/07	2,290,000	2,298,310
U.S. Bancorp
5.37%, 04/28/09†	3,700,000	3,702,594
U.S. Bank National Association
6.50%, 02/01/08	580,000	588,391
U.S. Central Credit Union
2.75%, 05/30/08	610,000	579,194
Union Pacific Corporation
5.75%, 10/15/07	375,000	375,117
6.79%, 11/09/07	650,000	658,608
Verizon Global Funding Corporation
6.13%, 06/15/07Δ	875,000	878,420
5.30%, 08/15/07†	5,400,000	5,402,565
Verizon Wireless Capital LLC
5.38%, 12/15/06	1,070,000	1,068,936
Wachovia Corporation
3.50%, 08/15/08	540,000	517,129

Total Corporate Bonds (Cost $ 104,013,682)		102,695,991

FOREIGN BONDS — 8.7%
Belgium — 1.8%
Belgium Treasury Bill
1.90%, 07/13/06(E)Ω	13,000,000	16,616,282

Bermuda — 0.0%
Tyco International Group SA
5.80%, 08/01/06	425,000	425,054

Canada — 0.9%
Canadian National Railway Co.
6.45%, 07/15/06	750,000	750,587
Canadian Treasury Bill
4.89%, 09/20/06	7,600,000	7,510,541

		8,261,128

See Notes to Financial Statements.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Cayman Islands — 0.3%
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	$1,511,111	$1,478,529
4.63%, 06/15/10 144A	1,511,111	1,478,528

		2,957,057

France — 2.8%
French Treasury Bill
2.22%, 07/13/06(E)Ω	400,000	511,211
2.34%, 07/20/06(E)Ω	600,000	766,433
2.72%, 09/14/06(E)Ω	940,000	1,195,454
2.71%, 09/21/06(E)Ω	1,000,000	1,271,120
2.74%, 09/28/06(E)Ω	4,580,000	5,818,216
2.87%, 11/23/06(E)Ω	13,300,000	16,815,740

		26,378,174

Germany — 1.8%
German Treasury Bill
1.95%, 07/12/06(E)Ω	800,000	1,022,575
2.50%, 08/16/06(E)Ω	700,000	892,426
2.68%, 09/13/06(E)Ω	11,890,000	15,123,506
2.96%, 12/13/06(E)Ω	200,000	252,369

		17,290,876

Italy — 0.4%
Republic of Italy
2.75%, 12/15/06	2,375,000	2,346,737
Telecom Italia Capital SA
4.00%, 11/15/08	2,000,000	1,919,638

		4,266,375

Netherlands — 0.2%
Deutsche Telekom International Finance BV
3.88%, 07/22/08	1,770,000	1,711,548

New Zealand — 0.1%
General Electric Capital Corporation
6.50%, 09/28/15(Z)	1,595,000	946,589

Norway — 0.2%
Eksportfinans
3.38%, 01/15/08	1,630,000	1,580,202

Spain — 0.1%
Spain Letras del Tesoro
2.78%, 12/22/06(E)Ω	800,000	1,009,580

United Kingdom — 0.1%
Nationwide Building Society
3.50%, 07/31/07 144A	325,000	317,907
Vodafone Group PLC
3.95%, 01/30/08	230,000	224,081

		541,988

Total Foreign Bonds (Cost $79,941,410)		81,984,853

MORTGAGE-BACKED SECURITIES — 32.6%
Adjustable Rate Mortgage Trust
5.59%, 11/25/35 STEP†	2,119,080	2,123,089
American Home Mortgage Assets
5.59%, 11/25/35†	3,002,530	3,004,120
American Home Mortgage Investment Trust
4.29%, 10/25/34†	2,229,695	2,167,647
Banc of America Commercial Mortgage, Inc.
3.88%, 09/11/36	2,384,393	2,260,429
Bank of America Mortgage Securities
6.50%, 10/01/19	798,694	803,781
Bear Stearns Adjustable Rate Mortgage Trust
3.31%, 12/01/33†	2,047,304	2,002,862
4.66%, 01/25/34†	986,196	970,455
4.01%, 07/25/34†	2,460,655	2,372,459
Bear Stearns Alt-A Trust
5.69%, 06/25/34†	1,925,276	1,930,461
6.25%, 05/25/36†	3,312,371	3,314,830
Bear Stearns Commercial Mortgage Securities
5.40%, 03/15/19 144A†	1,900,000	1,897,037
3.87%, 02/11/41	2,040,000	1,939,538
Chase Commercial Mortgage Securities Corporation
7.76%, 04/15/32	2,026,095	2,126,366
Citigroup Commercial Mortgage Trust
4.15%, 09/20/49 144A	1,336,970	1,299,146
Commercial Mortgage Acceptance Corporation
6.03%, 09/15/30	1,369,988	1,374,643
Commercial Mortgage Pass-Through Certificates
5.38%, 03/15/20 144A†	3,400,000	3,400,494
7.42%, 08/15/33	2,180,000	2,275,436
Countrywide Alternative Loan Trust
6.00%, 10/25/32	431,620	418,887
5.50%, 05/31/35	1,731,412	1,707,947
Countrywide Home Loan Mortgage Pass-Through Trust
5.59%, 01/25/35 STEP†	941,403	942,025
CS First Boston Mortgage Securities Corporation
4.30%, 07/15/36	1,000,000	962,214
Deutsche ALT-A Securities, Inc.
5.40%, 03/30/36†	2,354,422	2,355,120
DLJ Commercial Mortgage Corporation
7.18%, 11/10/33	2,265,655	2,368,585
Federal Home Loan Mortgage Corporation
8.50%, 12/01/07	3,689	3,722
8.50%, 01/01/08	2,951	2,977
8.00%, 05/01/08	7,744	7,815
8.75%, 07/01/08	4,106	4,191
8.00%, 01/01/09	1,904	1,920
7.50%, 03/01/09	22,188	22,303
3.50%, 10/15/10	5,256,191	5,208,736
16.25%, 07/01/11	270	296
15.25%, 08/01/11	1,611	1,818
5.13%, 10/15/15	2,978,948	2,950,117
5.00%, 11/15/16	2,534,458	2,497,878
3.50%, 12/01/18	3,645,425	3,286,945
10.75%, 02/01/19	89,280	95,026
4.25%, 06/15/24	2,518,679	2,461,277
6.41%, 07/01/27†	60,000	60,815
4.66%, 06/01/28†	410,328	406,934
5.55%, 12/15/30†	1,494,332	1,497,283

See Notes to Financial Statements.

	Par	Value
6.00%, 04/01/33	$1,820,297	$1,800,055
4.56%, 06/01/33†	5,208,714	5,107,001
4.40%, 10/01/34†	1,210,235	1,171,279
5.50%, 05/15/35	2,368,801	2,340,960
4.72%, 08/01/35†	3,179,677	3,103,661
4.81%, 08/01/35†	2,935,209	2,894,481
8.92%, 08/01/35 IOΩ	4,580,556	1,214,142
9.80%, 08/01/35 IOΩ	2,738,402	742,152
4.82%, 10/01/35†	1,659,547	1,634,085
5.25%, 02/01/36†	5,122,539	5,027,674
5.92%, 04/01/36†	5,371,772	5,401,496
6.32%, 05/25/43†	2,535,572	2,585,463
5.02%, 07/25/44†	6,076,212	6,054,717
Federal Housing Authority
7.43%, 09/01/22	1,753	1,735
Federal National Mortgage Association
6.00%, 08/01/08	146,831	146,577
6.50%, 11/01/08	188,469	188,909
4.00%, 07/01/18	230,514	213,080
4.00%, 08/01/18	920,963	851,310
4.00%, 05/01/19	4,968,746	4,590,172
4.00%, 06/01/19	8,221,462	7,595,060
4.00%, 08/01/19	449,940	415,658
4.00%, 10/01/19	1,535,446	1,418,459
4.00%, 11/25/19	746,040	663,507
4.00%, 12/01/19	1,086,380	1,003,608
4.00%, 01/01/20	232,515	214,543
4.00%, 07/01/20	59,046	54,482
5.75%, 08/25/23	1,919,562	1,914,284
5.82%, 12/01/24†	206,215	204,676
9.00%, 05/01/25	94,004	101,572
9.00%, 07/01/25	115,366	124,454
5.68%, 05/25/30†	2,877,094	2,886,178
5.97%, 05/25/30†	2,920,035	2,908,526
5.57%, 09/25/30†	210,212	210,308
6.14%, 09/01/31†	159,847	163,181
3.31%, 03/25/32	537,113	494,187
4.27%, 04/01/33†	1,024,530	1,015,156
4.16%, 06/01/33†	322,510	316,845
5.50%, 06/01/33	28,885	27,865
5.50%, 07/01/33	28,359	27,358
5.50%, 07/14/33 TBA	200,000	192,062
4.24%, 10/01/33†	1,988,703	1,941,810
5.50%, 10/01/33	152,302	146,926
4.28%, 12/01/33†	662,549	646,564
5.75%, 08/25/34	1,907,616	1,899,933
4.94%, 09/01/34†	1,632,647	1,611,602
5.10%, 09/01/34†	1,086,071	1,073,058
4.78%, 10/01/34†	1,664,410	1,645,250
5.11%, 10/01/34†	1,924,637	1,901,256
10.18%, 11/01/34 IOΩ	2,338,476	622,930
4.87%, 06/01/35†	2,556,066	2,490,227
4.70%, 08/01/35†	6,637,919	6,452,255
4.43%, 09/01/35†	3,214,078	3,105,700
4.64%, 09/01/35†	4,005,080	3,851,531
5.02%, 10/01/35†	51,264	50,115
5.33%, 10/01/35†	2,468,155	2,390,840
6.00%, 11/01/35	366,775	361,282
4.88%, 12/01/35†	355,895	350,433
6.00%, 01/01/36	399,999	393,762
6.00%, 05/01/36	1,796,980	1,768,958
6.00%, 06/01/36	1,836,344	1,807,708
6.17%, 04/01/40†	503,523	503,403
6.50%, 12/31/49	3,380,000	3,414,856
First Horizon Alternative Mortgage Securities
4.75%, 06/25/34†	1,271,319	1,245,722
First Horizon Asset Securities, Inc.
5.34%, 10/25/35†	3,738,741	3,677,240
General Electric Capital Commercial Mortgage Corporation
5.56%, 06/10/38	1,341,716	1,338,503
GMAC Commercial Mortgage Securities, Inc.
7.72%, 03/15/33	2,120,000	2,239,381
7.18%, 08/15/36	1,324,228	1,370,495
Government National Mortgage Association
6.00%, 12/15/08	177,504	177,512
6.00%, 02/15/11	293,274	293,430
4.38%, 06/20/17†	29,616	29,525
4.38%, 06/20/21†	15,673	15,679
5.13%, 10/20/27†	106,553	107,124
8.50%, 10/15/29	89,223	95,780
8.50%, 01/15/30	42,612	45,760
5.81%, 02/16/30†	400,561	405,334
8.50%, 03/15/30	5,765	6,191
8.50%, 04/15/30	15,288	16,417
8.50%, 05/15/30	162,646	174,660
8.50%, 06/15/30	54,216	58,223
8.50%, 07/15/30	174,712	187,614
8.50%, 08/15/30	31,256	33,565
8.50%, 09/15/30	5,149	5,529
8.50%, 10/15/30	46,752	50,205
8.50%, 11/15/30	104,684	112,417
8.50%, 12/15/30	80,693	86,654
8.50%, 02/15/31	76,312	81,792
3.75%, 05/20/34†Δ	2,035,285	1,977,206
3.75%, 06/20/34†	2,790,412	2,710,792
6.00%, 07/20/36 TBA	1,000,000	991,562
Granite Master Issuer PLC
5.01%, 12/20/24 STEP†	3,000,000	3,003,270
Greenpoint Mortgage Funding Trust
5.59%, 11/25/45 STEP†	1,069,689	1,071,294
GS Mortgage Securities Corporation II
6.04%, 08/15/18 144A	426,614	430,204
6.14%, 10/18/30	2,288,698	2,302,201
6.34%, 01/10/40 IO 144AΩ†	37,862,776	822,853
GSR Mortgage Loan Trust
3.69%, 06/01/34†	2,600,305	2,548,488
4.21%, 09/25/34†	3,555,887	3,533,802
4.79%, 09/25/34†	2,599,373	2,543,718
4.55%, 09/25/35†	3,582,781	3,525,954
4.55%, 09/25/35†	2,950,526	2,903,727
4.54%, 10/25/35†	5,289,908	5,146,508
4.62%, 10/25/35†	2,903,824	2,861,221
HarborView Mortgage Loan Trust
5.56%, 11/19/35 STEP†	3,255,799	3,266,257
5.32%, 12/19/35†	4,730,525	4,655,908
IFC SBA Loan-Backed Adjustable Rate Certificate
6.00%, 01/15/24 144A†	474,318	474,555

See Notes to Financial Statements.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Impac Secured Assets CMN Owner Trust
5.44%, 05/25/36†	$2,993,980	$2,992,802
JP Morgan Mortgage Trust
3.89%, 08/25/34†	3,657,038	3,521,450
LB-UBS Commercial Mortgage Trust
3.33%, 09/15/27	2,687,048	2,590,547
4.46%, 08/15/33 IO 144AΩ†	36,085,312	674,900
Luminent Mortgage Trust
5.34%, 11/26/35 STEP†	3,565,971	3,570,273
MLCC Mortgage Investors, Inc.
5.58%, 03/15/25 STEP†	928,329	932,505
4.74%, 12/25/34†	2,540,114	2,484,657
5.41%, 03/28/36†	5,311,000	5,240,816
Morgan Stanley Capital I
6.53%, 03/15/31	2,940,324	2,983,107
NationsLink Funding Corporation
6.32%, 01/20/31	2,005,116	2,025,074
Nomura Asset Acceptance Corporation
5.05%, 06/25/10†	2,968,750	2,905,569
Nomura Asset Securities Corporation
6.59%, 03/15/30	3,300,000	3,345,222
Opteum Mortgage Acceptance Corporation
5.41%, 12/25/35 STEP†	2,597,850	2,595,925
5.22%, 12/31/49†	2,700,000	2,700,000
PNC Mortgage Acceptance Corporation
5.91%, 03/12/34	2,479,621	2,483,146
Residential Accredit Loans, Inc.
6.00%, 12/25/16	113,655	113,332
5.72%, 01/25/33†	896,311	899,107
Residential Asset Securitization Trust
5.48%, 05/25/33†	5,714	5,734
Residential Funding Mortgage Securities I
6.50%, 03/25/32	181,832	180,959
Structured Adjustable Rate Mortgage Loan Trust
4.92%, 03/25/34†	1,631,453	1,604,429
5.35%, 08/25/34†	2,044,165	2,032,704
5.62%, 09/25/34†	689,543	691,062
5.41%, 05/25/35†	3,523,259	3,483,870
Structured Asset Mortgage Investments, Inc.
6.55%, 10/19/34†	853,590	866,478
5.60%, 05/25/35 STEP†	1,654,161	1,653,925
Wachovia Bank Commercial Mortgage Trust
4.04%, 02/15/34	2,579,286	2,470,855
Washington Mutual Asset Securities Corporation
4.24%, 05/25/36 144A	2,201,150	2,146,034
Washington Mutual Mortgage Securities Corporation
6.39%, 03/25/32†	364,205	362,747
Washington Mutual, Inc.
5.35%, 12/25/27 STEP†	4,313,890	4,311,749
4.68%, 05/25/35†	3,550,000	3,427,623
5.54%, 06/25/42†	217,663	218,226
5.63%, 01/25/45 STEP†	3,065,705	3,080,304
5.51%, 04/25/45†	764,129	764,071
5.64%, 08/25/45†	1,511,286	1,515,443
5.61%, 10/25/45 STEP†	1,441,933	1,450,346
4.99%, 06/25/46†	3,667,134	3,667,160
Wells Fargo Mortgage-Backed Securities Trust
3.99%, 01/25/35†	2,921,000	2,831,809
4.55%, 02/25/35†	4,734,954	4,591,653

Total Mortgage-Backed Securities (Cost $313,411,346)		308,018,826

MUNICIPAL BOND — 0.0%
Sales Tax Asset Receivable Corporation, New York, Series B Revenue Bond (FSA Insured)
3.60%, 10/15/08 (Cost $425,000)	425,000	407,575

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
3-Month LIBOR, Strike Price
$4.50, Expires 01/22/07	440	1,804
3-Month LIBOR, Strike Price
$4.50, Expires 10/06/06	345	—
3-Month LIBOR, Strike Price
$4.75, Expires 08/10/06	570	—
3-Month LIBOR, Strike Price
$5.00, Expires 03/08/07	2,640	22,572
3-Month LIBOR, Strike Price
$5.13, Expires 10/25/06	890	2,670
3-Month LIBOR, Strike Price
$5.25, Expires 06/07/07	1,600	43,920

		70,966

Put Options — 0.0%
90-Day Eurodollar Futures, Strike Price $90.50, Expires 09/17/07	618	3,862
90-Day Eurodollar Futures, Strike Price $91.25, Expires 06/18/07	702	4,387
90-Day Eurodollar Futures, Strike Price $92.00, Expires 03/19/07	87	544
90-Day Eurodollar Futures, Strike Price $93.00, Expires 09/18/06	118	738

		9,531

Total Purchased Options (Cost $608,403)		80,497

	Shares
MONEY MARKET FUNDS — 11.3%
GuideStone Funds Money Market Fund (GS4 Class)¥	32,645,664	32,645,664
Northern Institutional Liquid Assets Portfolio§	73,820,194	73,820,194

Total Money Market Funds (Cost $106,465,858)		106,465,858

See Notes to Financial Statements.

	Par	Value
U.S. TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bills
4.72%, 09/14/06‡‡	$230,000	$227,795
4.79%, 09/14/06‡‡	20,000	19,808
4.80%, 09/14/06‡‡	100,000	99,041
4.81%, 09/14/06‡‡	925,000	916,129

		1,262,773

U.S. Treasury Bond
10.38%, 11/15/12Δ	2,535,000	2,706,313

U.S. Treasury Inflationary Index Bonds
3.38%, 01/15/07Δ	10,900,000	13,899,411
0.88%, 04/15/10Δ	2,800,000	2,809,501

		16,708,912

U.S. Treasury Notes
2.75%, 07/31/06Δ	2,670,000	2,666,558
2.38%, 08/31/06Δ‡‡	1,030,000	1,025,937
3.50%, 05/31/07Δ	17,210,000	16,942,453
4.25%, 10/31/07Δ	1,500,000	1,481,778
4.38%, 12/31/07Δ	5,800,000	5,732,714
4.38%, 01/31/08Δ	3,800,000	3,753,838
4.50%, 02/15/09Δ	886,000	872,261
4.25%, 10/15/10Δ	180,000	174,263
4.38%, 12/15/10Δ	12,500,000	12,145,512
4.50%, 11/15/15Δ	400,000	381,125

		45,176,439

Total U.S. Treasury Obligations (Cost $66,718,728)		65,854,437

TOTAL INVESTMENTS — 105.2% (Cost $1,001,436,913)		993,799,473

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Swaptions — 0.0%
3-Month LIBOR, Strike Price
$4.54, Expires 10/06/06	(149)	(15)
3-Month LIBOR, Strike Price
$4.56, Expires 01/22/07	(189)	(2,476)
3-Month LIBOR, Strike Price
$4.78, Expires 08/10/06	(250)	—
3-Month LIBOR, Strike Price
$5.04, Expires 03/08/07	(113)	(22,916)
3-Month LIBOR, Strike Price
$5.21, Expires 10/25/06	(380)	(4,161)
3-Month LIBOR, Strike Price
$5.34, Expires 06/07/07	(700)	(47,971)

		(77,539)

Total Written Options (Premiums received $(591,598))		(77,539)

Liabilities in Excess of Other Assets — (5.2)%		(49,095,841)

NET ASSETS — 100.0%		$944,626,093

Swap agreements outstanding at June 30, 2006:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate (d)	09/15/10	8,600,000	$(102,104)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00% (k)	12/15/35	(100,000)	3,399
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00% (d)	12/15/35	(5,000,000)	169,934

			71,229

Euros
Receive fixed rate payments of 2.09% and pay variable rate payments on the France CPI Ex Tobacco (j)	10/15/10	1,500,000	(3,123)

			(3,123)

Japanese Yen
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00% (h)	12/15/15	(200,000,000)	27,121
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00% (d)	12/15/15	(80,000,000)	10,848

			37,969

U.S. Dollars
Receive fixed rate payments of 0.39% and pay floating par in the event of default on Russian Federation, 5.00% due 03/31/2030 (i)	09/20/06	$2,400,000	1,334
Receive fixed rate payments of 0.61% and pay floating par in the event of default on Russian Federation, 5.00% due 3/31/2030 (h)	03/20/07	1,300,000	1,824
Receive fixed rate payments of 0.70% and pay floating par in the event of default on Russian Federation, 5.00% due 3/31/2030 (a)	03/20/07	3,700,000	7,560

See Notes to Financial Statements.

Low-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive fixed rate payments of 0.77% and pay floating par in the event of default on Russian Federation, 5.00% due 3/31/2030 (g)	05/20/07	$200,000	$610
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (d)	12/20/08	24,300,000	(275,364)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (c)	12/20/11	2,000,000	(55,203)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00% (a)	12/20/13	(100,000)	3,873
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00% (a)	12/20/16	(9,000,000)	491,427
Receive floating par in the event of default on Asset Backed Funding Certificates, 8.8225% due 11/25/2032 and pay fixed rate payments of 2.35% (b)	11/25/32	(1,000,000)	2,350
Receive floating par in the event of default on Morgan Stanley ABS Capital I, 7.0225% due 12/27/2033 and pay fixed rate payments of 0.54% (h)	12/27/33	(2,400,000)	2,867
Receive floating par in the event of default on Long Beach Mortgage Trust, 6.7225% due 02/25/2034 and pay fixed rate payments of 0.49% (d)	02/25/34	(2,400,000)	—
Receive floating par in the event of default on Specialty Underwriting & Residential Finance, 6.6225% due 02/25/2035 and pay fixed rate payments of 0.59% (d)	02/25/35	(2,400,000)	—
Receive floating par in the event of default on Structured Asset Investment Loan Trust, 6.1425% due 02/25/2035 and pay fixed rate payments of 0.61% (d)	02/25/35	(2,400,000)	—
Receive variable rate payments on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54% (a)	07/25/45	(1,000,000)	(2,904)
Receive variable rate payments on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54% (h)	07/25/45	(8,000,000)	(23,234)

			155,140

			$261,215

PORTFOLIO SUMMARY+

	%
Futures Contracts	91.2
Mortgage-Backed Securities	32.6
Asset-Backed Securities	27.4
Money Market Funds	11.3
Corporate Bonds	10.9
Foreign Bonds	8.7
Agency Obligations	7.3
U.S. Treasury Obligations	7.0
Municipal Bond	—	**
Purchased Options	—	**
Written Options	—	**
Swap Agreements	—	**
Forward Foreign Currency Contracts	(4.6)

	191.8

+	Based on net assets.
**	Rounds to less than 0.005%.

See Notes to Financial Statements.

Medium-Duration Bond Fund

Average Annual Total Returns as of 6/30/06
	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**	GS8 Class*	GS8 Class Benchmark**
One Year	(0.54)%	(0.70)%	(1.10)%	(0.81)%	(1.39)%	(0.81)%
Since Inception	4.98%	4.98%	4.63%	4.53%	0.99%	1.40%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01	11/08/04	11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Lehman Brothers Aggregate Bond Index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	The Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Medium-Duration Bond Fund
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 4.6%
Federal Farm Credit Bank
4.85%, 12/16/09	$2,700,000	$2,646,656
4.50%, 08/08/11	3,000,000	2,839,866
4.80%, 10/19/15	1,500,000	1,423,111
Federal Home Loan Bank
4.25%, 09/12/08	3,000,000	2,927,403
3.50%, 02/13/09	1,000,000	953,968
4.38%, 09/11/09	3,000,000	2,910,726
4.08%, 04/26/10	1,500,000	1,431,123
7.38%, 02/13/15	2,500,000	2,819,048
Federal Home Loan Mortgage Corporation
4.50%, 08/04/08	6,000,000	5,889,930
4.48%, 09/19/08	10,000,000	9,762,490
6.88%, 09/15/10	554,000	582,858
5.63%, 11/23/35	1,260,000	1,151,791
Federal National Mortgage Association
4.96%, 09/25/06‡‡	260,000	256,842
3.86%, 02/22/08Δ	9,000,000	8,776,206
3.13%, 03/16/09	7,250,000	6,826,941

Total Agency Obligations (Cost $52,540,003)		51,198,959

ASSET-BACKED SECURITIES — 3.5%
Amortizing Residential Collateral Trust
5.60%, 04/25/32†	94,457	94,396
AQ Finance NIM Trust
5.54%, 01/25/09 144A†	15,371	15,369
Argent Securities, Inc.
5.42%, 11/25/35†	977,105	977,265
Bayview Financial Acquisition Trust
5.54%, 02/28/44†	1,489,923	1,493,166
Citibank Credit Card Issuance Trust
6.15%, 02/09/09†	670,000	672,961
Conseco Finance Securitizations Corporation
6.77%, 09/01/32	28,225	28,226
7.00%, 02/01/33 IOΩ@	10,548,000	214,256
Countrywide Home Equity Loan Trust
5.46%, 04/15/28†	140,499	140,475
5.55%, 03/15/29†	1,635,780	1,640,277
5.49%, 05/15/29†	1,246,133	1,249,967
5.44%, 12/15/35†	4,818,957	4,820,854
5.42%, 02/15/36†	2,340,532	2,335,046
5.35%, 08/15/36†	4,400,000	4,400,000
Credit-Based Asset Servicing and Securitization
5.61%, 08/25/33†	163,813	163,869
CS First Boston Mortgage Securities Corporation
5.46%, 05/25/35 STEP†	1,252,289	1,252,553
EMC Mortgage Loan Trust
5.87%, 11/25/41 144A†	589,926	592,684
EQCC Trust
5.62%, 10/25/31†	125,224	125,309
Fannie Mae Grantor Trust
5.12%, 07/25/35 STEP†	12,267	12,268
First Horizon Asset Back Trust
5.61%, 10/25/34†	710,134	712,465
Fleet Home Equity Loan Trust
5.29%, 05/30/31†	753,335	753,444
GSAMP Trust
5.43%, 09/25/35†	616,397	616,477
Honda Auto Receivables Owner Trust
5.10%, 09/18/08	3,900,000	3,885,983
Madison Avenue Manufactured Housing Contract
5.67%, 09/25/08†	1,402,347	1,407,223
Master Asset-Backed Securities Trust
5.51%, 03/25/35 STEP†	2,000,000	2,000,971
MBNA Credit Card Master Note Trust
5.70%, 03/15/10†	1,900,000	1,909,706
Morgan Stanley Dean Witter Credit Corporation HELOC Trust
5.51%, 07/25/17 STEP†	306,657	306,848
NextCard Credit Card Master Note Trust
11.97%, 12/15/06 144A†	910,000	80,154
Nissan Auto Receivables Owner Trust
5.18%, 08/15/08	3,800,000	3,787,532
Provident Bank Home Equity Loan Trust
5.59%, 08/25/31†	260,264	260,544
Quest Trust
5.88%, 06/25/34 144A†	214,255	214,931
Residential Asset Mortgage Products, Inc.
5.56%, 03/25/34 STEP†	897,282	897,263
Salomon Brothers Mortgage Securities VII
5.80%, 03/30/28 STEP†	122,956	122,970
SG Mortgage Securities Trust
5.18%, 09/25/35†	1,007,950	1,008,076
SLM Student Loan Trust
5.07%, 01/25/13†	1,063,740	1,063,410
SVO Timeshare Mortgage Corporation
5.47%, 10/20/13 144A	159,304	158,402

Total Asset-Backed Securities (Cost $40,509,530)		39,415,340

CORPORATE BONDS — 11.7%
ACE Capital Trust II
9.70%, 04/01/30	60,000	74,099
ACE INA Holdings, Inc.
8.30%, 08/15/06	550,000	551,543
AES Corporation (The)
9.50%, 06/01/09Δ	42,000	44,730
9.38%, 09/15/10	30,000	32,250
8.75%, 05/15/13 144A	520,000	559,000
9.00%, 05/15/15 144A	760,000	820,800
Allied Waste North America, Inc.
7.13%, 05/15/16 144A@	375,000	355,313
Alltel Corporation
4.66%, 05/17/07	350,000	347,494
American Achievement Corporation
8.25%, 04/01/12	30,000	29,700

See Notes to Financial Statements.

	Par	Value
Amerigas Partners LP
7.25%, 05/20/15Δ	$80,000	$76,000
AmerisourceBergen Corporation
5.88%, 09/15/15 144A	130,000	123,175
Ameritech Capital Funding Corporation
6.25%, 05/18/09Δ	100,000	100,590
AMFM, Inc.
8.00%, 11/01/08	1,075,000	1,118,269
ANZ Capital Trust I
4.48%, 01/29/49 144A	125,000	118,131
5.36%, 12/29/49 144A	800,000	748,885
Apache Corporation
6.25%, 04/15/12	300,000	307,590
ASIF Global Financing XIX
4.90%, 01/17/13 144A	380,000	360,605
Astoria Financial Corporation
5.75%, 10/15/12	450,000	443,917
AT&T, Inc.
4.13%, 09/15/09Δ	250,000	237,688
5.30%, 11/15/10Δ	175,000	170,904
5.10%, 09/15/14	550,000	511,076
Bank of America Corporation
3.88%, 01/15/08	690,000	673,096
Bank One Corporation
4.13%, 09/01/07Δ	1,100,000	1,079,466
Bank United Corporation
8.88%, 05/01/07	125,000	128,100
Beazer Homes USA, Inc.
8.63%, 05/15/11Δ	10,000	10,125
BellSouth Capital Funding
7.88%, 02/15/30Δ	460,000	504,757
BellSouth Corporation
4.75%, 11/15/12Δ	40,000	37,138
6.88%, 10/15/31	10,000	9,893
Boeing Co.
6.63%, 02/15/38	210,000	224,271
CA, Inc.
4.75%, 12/01/09 144A@	700,000	667,550
Cendant Corporation
6.25%, 01/15/08	150,000	151,402
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	513,680
Charter Communications Operating LLC
8.00%, 04/30/12 144A@	250,000	250,000
Chesapeake Energy Corporation
6.25%, 01/15/18Δ	140,000	128,450
ChevronTexaco Capital Co.
3.50%, 09/17/07	690,000	673,338
Cincinnati Bell, Inc.
7.00%, 02/15/15Δ	130,000	123,175
Citigroup, Inc.
5.00%, 03/06/07	2,200,000	2,190,879
Citizens Communications Co.
9.25%, 05/15/11Δ	40,000	43,200
Clear Channel Communications, Inc.
4.63%, 01/15/08	20,000	19,594
4.25%, 05/15/09	250,000	237,229
5.50%, 09/15/14Δ	765,000	693,665
Cleveland Electric Illuminating Co. (The)
5.65%, 12/15/13	60,000	58,248
7.88%, 11/01/17	2,050,000	2,306,590
Clorox Co.
5.44%, 12/14/07†	1,500,000	1,502,286
CNA Financial Corporation
6.75%, 11/15/06	180,000	180,573
Comcast Cable Communications Holdings, Inc.
6.75%, 01/30/11	740,000	764,373
8.38%, 03/15/13	225,000	250,218
9.46%, 11/15/22Δ	275,000	342,465
ConocoPhillips
5.03%, 04/11/07†	4,000,000	4,000,496
8.75%, 05/25/10	230,000	254,400
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,670,000	1,822,590
Cox Communications, Inc.
4.63%, 01/15/10	800,000	763,693
Cox Enterprises, Inc.
4.38%, 05/01/08 144A	600,000	580,972
CSC Holdings, Inc.
7.63%, 04/01/11Δ	590,000	592,950
6.75%, 04/15/12 144A	60,000	58,200
7.63%, 07/15/18	45,000	44,775
D.R. Horton, Inc.
8.50%, 04/15/12	10,000	10,528
DaimlerChrysler NA Holding Corporation
6.16%, 08/08/06†	2,200,000	2,200,926
5.88%, 03/15/11	590,000	580,941
7.30%, 01/15/12	550,000	572,990
6.50%, 11/15/13Δ	210,000	210,189
DaVita, Inc.
7.25%, 03/15/15Δ	80,000	77,200
Dean Foods Co.
7.00%, 06/01/16Δ	375,000	364,688
Devon Energy Corporation
7.95%, 04/15/32	1,305,000	1,508,174
DirecTV Holdings LLC
6.38%, 06/15/15	155,000	143,762
Dominion Resources, Inc.
4.13%, 02/15/08	70,000	68,264
5.13%, 12/15/09	230,000	224,470
4.75%, 12/15/10	70,000	66,879
5.70%, 09/17/12Δ	770,000	754,455
DRS Technologies, Inc.
6.63%, 02/01/16	65,000	63,212
Dryden Investor Trust
7.16%, 07/23/08	1,081,738	1,092,983
Duke Energy Corporation
5.63%, 11/30/12Δ	1,300,000	1,286,258
Dynegy Holdings, Inc.
8.75%, 02/15/12Δ	910,000	928,200
E*Trade Financial Corporation
7.38%, 09/15/13	40,000	40,200
Eastman Kodak Co.
7.25%, 11/15/13Δ	490,000	474,361
Echostar DBS Corporation
5.75%, 10/01/08	500,000	490,000
6.63%, 10/01/14	30,000	28,275
7.13%, 02/01/16 144A	230,000	222,525
See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
El Paso Corporation
8.05%, 10/15/30Δ	$600,000	$604,500
7.80%, 08/01/31Δ	950,000	927,438
7.75%, 01/15/32Δ	530,000	518,738
El Paso Natural Gas Co.
8.38%, 06/15/32	210,000	224,411
Electronic Data Systems Corporation
7.13%, 10/15/09	1,000,000	1,033,499
Embarq Corporation
8.00%, 06/01/36	425,000	428,384
Entergy Gulf States, Inc.
6.02%, 12/08/08 144A†	1,900,000	1,902,907
EOP Operating LP
7.75%, 11/15/07	100,000	102,508
Exelon Corporation
5.63%, 06/15/35Δ	1,190,000	1,047,358
Firstar Bank NA
7.13%, 12/01/09	170,000	177,363
FirstEnergy Corporation
5.50%, 11/15/06	600,000	599,341
6.45%, 11/15/11	70,000	71,306
7.38%, 11/15/31	1,700,000	1,829,263
Ford Motor Co.
7.45%, 07/16/31Δ	550,000	400,125
Ford Motor Credit Co.
6.63%, 06/16/08	350,000	333,276
7.38%, 10/28/09	3,050,000	2,821,845
5.70%, 01/15/10	125,000	109,576
7.88%, 06/15/10	500,000	461,624
7.38%, 02/01/11Δ	680,000	609,453
10.49%, 06/15/11 144A†	607,000	609,777
7.25%, 10/25/11	50,000	44,401
Forest City Enterprises, Inc.
7.63%, 06/01/15	20,000	20,250
6.50%, 02/01/17	70,000	65,800
Fresenius Medical Care Capital Trust II
7.88%, 02/01/08	169,000	171,958
General Electric Capital Corporation
4.13%, 09/01/09	740,000	709,321
5.45%, 01/15/13	460,000	452,759
General Electric Co.
5.00%, 02/01/13	1,070,000	1,026,298
General Motors Acceptance Corporation
6.13%, 08/28/07Δ	1,740,000	1,722,269
5.13%, 05/09/08Δ	220,000	210,852
5.85%, 01/14/09Δ	220,000	211,014
5.63%, 05/15/09	1,490,000	1,418,142
7.75%, 01/19/10	500,000	497,800
6.88%, 09/15/11	575,000	549,227
General Motors Corporation
8.25%, 07/15/23Δ	210,000	166,425
8.38%, 07/05/33(E)	170,000	169,810
Georgia-Pacific Corporation
8.13%, 05/15/11	4,000	4,000
Goldman Sachs Group LP
4.50%, 06/15/10	930,000	889,933
Greenpoint Financial Corporation
3.20%, 06/06/08	300,000	285,919
HCA, Inc.
6.50%, 02/15/16Δ	750,000	697,220
7.69%, 06/15/25	250,000	237,497
Hertz Corporation
8.88%, 01/01/14 144A	95,000	97,850
Hess Corporation
7.30%, 08/15/31	1,320,000	1,402,950
Hexion US Finance Corporation
9.00%, 07/15/14Δ	30,000	30,525
Host Marriott LP
9.50%, 01/15/07Δ	550,000	566,500
9.25%, 10/01/07	32,000	33,160
6.75%, 06/01/16 144A	30,000	28,762
HSBC Bank USA NA
5.49%, 09/21/07†	300,000	300,361
HSBC Finance Corporation
4.63%, 01/15/08	1,130,000	1,114,261
8.00%, 07/15/10Δ	440,000	474,727
7.00%, 05/15/12	390,000	410,900
6.38%, 11/27/12	70,000	71,785
IMC Global, Inc.
10.88%, 06/01/08	49,000	52,430
10.88%, 08/01/13	50,000	55,875
iStar Financial, Inc.
8.75%, 08/15/08	200,000	210,651
5.13%, 04/01/11Δ	175,000	167,726
5.65%, 09/15/11	250,000	244,733
6.50%, 12/15/13Δ	125,000	124,387
JC Penny Co., Inc.
7.40%, 04/01/37	50,000	52,537
JPM Capital Trust II
7.95%, 02/01/27Δ	700,000	734,012
JPMorgan Chase & Co.
5.75%, 01/02/13	320,000	317,182
5.15%, 10/01/15	1,890,000	1,767,297
Kansas City Southern Railway
9.50%, 10/01/08	119,000	125,248
Kerr-McGee Corporation
7.88%, 09/15/31	1,880,000	2,131,420
Kinder Morgan Energy Partners LP
6.30%, 02/01/09	150,000	150,759
6.75%, 03/15/11	150,000	153,388
5.00%, 12/15/13	90,000	82,607
Koch Forest Products, Inc.
6.56%, 12/20/12@	3,809,524	3,806,994
6.98%, 12/20/12@	180,476	180,356
L-3 Communications Corporation
7.63%, 06/15/12	250,000	255,000
6.38%, 10/15/15 144A	250,000	240,000
6.38%, 10/15/15	120,000	115,200
Lamar Media Corporation
7.25%, 01/01/13	110,000	108,075
Land O’ Lakes, Inc.
9.00%, 12/15/10	125,000	130,625
Lehman Brothers Holdings, Inc.
4.00%, 01/22/08	1,120,000	1,091,142
Liberty Media Corporation
7.88%, 07/15/09	10,000	10,403
5.70%, 05/15/13Δ	25,000	22,828
3.75%, 02/15/30 CONVΔ	40,000	22,700
Liberty Mutual Group
5.75%, 03/15/14 144AΔ	250,000	235,174
7.00%, 03/15/34 144AΔ	75,000	69,453

See Notes to Financial Statements.

	Par	Value
Lincoln National Corporation
7.00%, 05/17/49†Δ	$525,000	$521,844
Lockheed Martin Corporation
8.50%, 12/01/29Δ	190,000	239,827
Lyondell Chemical Co.
9.63%, 05/01/07	48,000	48,960
MacDermid, Inc.
9.13%, 07/15/11	111,000	116,550
Merrill Lynch & Co., Inc.
3.38%, 09/14/07	420,000	409,961
MidAmerican Energy Holdings Co.
6.13%, 04/01/36 144AΔ	350,000	328,248
Midwest Generation LLC
8.75%, 05/01/34	250,000	266,250
Mizuho JGB Investment LLC
9.87%, 12/31/49 144A†@	250,000	267,806
Morgan Stanley
3.63%, 04/01/08	690,000	668,041
NationsRent Cos., Inc.
9.50%, 10/15/10	22,000	23,540
New Cingular Wireless Services, Inc.
7.88%, 03/01/11	100,000	107,817
8.13%, 05/01/12	135,000	148,732
Nextel Communications, Inc.
5.95%, 03/15/14Δ	294,000	282,857
7.38%, 08/01/15	130,000	132,414
Niagara Mohawk Power Corporation
7.75%, 10/01/08	1,340,000	1,395,137
Nortek, Inc.
8.50%, 09/01/14Δ	62,000	60,295
Northrop Grumman Corporation
4.08%, 11/16/06	280,000	278,426
NRG Energy, Inc.
7.25%, 02/01/14	210,000	205,275
Omnicare, Inc.
6.88%, 12/15/15	239,000	228,245
Oncor Electric Delivery Co.
6.38%, 01/15/15Δ	80,000	80,316
Oxford Industries, Inc.
8.88%, 06/01/11	60,000	60,300
Pacific Energy Partners LP
7.13%, 06/15/14	60,000	60,900
Pacific Gas & Electric Co.
6.05%, 03/01/34	710,000	672,284
Patrons’ Legacy
5.65%, 01/17/17 144A	640,000	625,633
Peabody Energy Corporation
6.88%, 03/15/13	145,000	143,188
Pemex Project Funding Master Trust
9.13%, 10/13/10	1,075,000	1,179,812
6.63%, 06/15/35 144A	60,000	54,375
PHH Corporation
6.00%, 03/01/08Δ	1,075,000	1,073,931
Phoenix Life Insurance Co.
7.15%, 12/15/34 144A	275,000	270,228
Plains Exploration & Production Co.
7.13%, 06/15/14	100,000	99,000
Pogo Producing Co.
6.88%, 10/01/17Δ	130,000	121,062
Popular North America, Inc.
6.13%, 10/15/06	200,000	200,239
5.20%, 12/12/07Δ	400,000	395,567
4.25%, 04/01/08	300,000	291,902
5.65%, 04/15/09	250,000	248,140
Pride International, Inc.
7.38%, 07/15/14	130,000	131,300
Progress Energy, Inc.
7.75%, 03/01/31	425,000	475,428
Prudential Funding LLC
6.60%, 05/15/08 144A	600,000	609,338
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	1,677,000	1,829,443
Qwest Capital Funding, Inc.
7.25%, 02/15/11Δ	200,000	195,500
Qwest Corporation
5.63%, 11/15/08	600,000	588,000
8.88%, 03/15/12	200,000	212,000
7.50%, 06/15/23Δ	500,000	471,250
Rabobank Capital Funding II
5.26%, 12/29/13 144A†Δ	50,000	46,984
Rabobank Capital Funding Trust III
5.25%, 10/31/49 144A†	350,000	321,250
Raytheon Co.
6.00%, 12/15/10	5,000	5,040
5.50%, 11/15/12	10,000	9,809
5.38%, 04/01/13Δ	115,000	111,808
Reader’s Digest Association, Inc.
6.50%, 03/01/11	50,000	48,500
Russell Corporation
9.25%, 05/01/10	71,000	74,639
Safeco Corporation
4.20%, 02/01/08	450,000	438,398
SemGroup LP
8.75%, 11/15/15 144AΔ	10,000	10,000
Sinclair Broadcast Group, Inc.
8.00%, 03/15/12	20,000	20,400
SLM Corporation
4.49%, 04/01/09†	1,130,000	1,086,687
Sonat, Inc.
7.63%, 07/15/11	460,000	466,900
Southern Natural Gas Co.
8.88%, 03/15/10	130,000	137,963
8.00%, 03/01/32	400,000	415,322
Sovereign Bancorp, Inc.
5.54%, 08/25/06†	300,000	300,082
Sovereign Bank
4.38%, 08/01/13†	525,000	509,770
Sprint Capital Corporation
4.78%, 08/17/06 STEP	710,000	709,249
6.00%, 01/15/07Δ	290,000	290,426
6.13%, 11/15/08	310,000	312,598
7.63%, 01/30/11	250,000	266,362
8.38%, 03/15/12	340,000	376,094
6.88%, 11/15/28	550,000	555,654
Suburban Propane Partners LP
6.88%, 12/15/13	195,000	183,300
Sungard Data Systems, Inc.
9.13%, 08/15/13 144AΔ	120,000	125,100

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
TCI Communications Financing III
9.65%, 03/31/27	$2,610,000	$2,783,416
Tenet Healthcare Corporation
9.88%, 07/01/14Δ	170,000	170,850
9.25%, 02/01/15 144A	1,655,000	1,630,175
Tennessee Valley Authority
5.38%, 04/01/46	1,800,000	1,708,002
Terex Corporation
7.38%, 01/15/14	20,000	20,000
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	669,402
Time Warner, Inc.
6.88%, 05/01/12	110,000	113,817
7.70%, 05/01/32	1,310,000	1,427,946
Transcontinental Gas Pipe Line Corporation
6.35%, 04/15/08 144A†	1,500,000	1,488,750
TXU Corporation
4.80%, 11/15/09	500,000	478,178
5.55%, 11/15/14	60,000	54,721
6.55%, 11/15/34	1,080,000	954,163
TXU Energy Co. LLC
7.00%, 03/15/13	150,000	153,314
Tyco International Group SA Participation Certificate Trust
4.44%, 06/15/07 144A@	400,000	392,934
Tyson Foods, Inc.
7.25%, 10/01/06	100,000	100,306
8.25%, 10/01/11	500,000	529,892
Unilever Capital Corporation
7.13%, 11/01/10	285,000	299,514
Union Pacific Corporation
6.65%, 01/15/11	260,000	269,111
United Air Lines, Inc.
9.21%, 01/21/17@	130,306	16,298
9.56%, 10/19/18@#	262,152	153,195
United Telephone Co. of Kansas
6.89%, 07/01/08@	500,000	498,785
Ventas Realty LP
8.75%, 05/01/09	70,000	73,850
9.00%, 05/01/12	30,000	33,000
6.50%, 06/01/16	70,000	67,462
Verizon Communications, Inc.
5.55%, 02/15/16Δ	2,100,000	1,972,622
Verizon Global Funding Corporation
7.38%, 09/01/12	290,000	308,639
4.38%, 06/01/13Δ	140,000	126,596
5.85%, 09/15/35	600,000	523,653
Vintage Petroleum, Inc.
8.25%, 05/01/12	250,000	264,547
Visteon Corporation
8.25%, 08/01/10Δ	145,000	136,300
Wachovia Bank NA
5.49%, 03/23/09†	750,000	750,032
Wachovia Capital Trust III
5.80%, 08/29/49†	580,000	563,402
Wachovia Corporation
5.25%, 08/01/14Δ	1,850,000	1,767,303
Washington Mutual, Inc.
8.25%, 04/01/10	250,000	268,283
Waste Management, Inc.
7.75%, 05/15/32	980,000	1,108,807
Westlake Chemical Corporation
6.63%, 01/15/16	80,000	74,300
Weyerhaeuser Co.
6.75%, 03/15/12	1,885,000	1,928,089
Williams Cos., Inc.
7.50%, 01/15/31Δ	270,000	261,900
7.75%, 06/15/31Δ	200,000	198,000
8.75%, 03/15/32	1,130,000	1,234,525
Windstream Corporation
8.63%, 08/01/16 144A@	300,000	308,250
Xerox Corporation
7.13%, 06/15/10	250,000	253,125
XTO Energy, Inc.
7.50%, 04/15/12	43,000	45,765
6.25%, 04/15/13Δ	695,000	696,404
ZFS Finance USA Trust I
6.15%, 12/15/49 144A†Δ	500,000	479,491

Total Corporate Bonds (Cost $132,958,452)		131,975,456

FOREIGN BONDS — 10.2%
Argentina — 0.1%
Argentina Bonos
2.00%, 02/04/18(R)†	670,000	274,540
Republic of Argentina
2.00%, 01/03/16(R)†	660,000	362,237

		636,777

Australia — 0.2%
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†	525,000	498,360
Queensland Treasury Corporation
6.00%, 06/14/11(A)	2,430,000	1,812,502

		2,310,862

Belgium — 0.7%
Belgium Treasury Bill
1.90%, 07/13/06(E)Ω	1,090,000	1,393,211
2.76%, 09/14/06(E)	5,010,000	6,372,126
2.75%, 10/12/06(E)	140,000	177,651

		7,942,988

Bermuda — 0.5%
ACE, Ltd.
6.00%, 04/01/07	350,000	350,394
Arch Capital Group, Ltd.
7.35%, 05/01/34	475,000	474,703
Aspen Insurance Holdings, Ltd.
6.00%, 08/15/14	325,000	302,505
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15Δ	525,000	492,293
Intelsat Bermuda, Ltd.
9.25%, 06/15/16 144A	60,000	62,250
Intelsat, Ltd.
6.50%, 11/01/13Δ	110,000	84,150
Tyco International Group SA
5.80%, 08/01/06	800,000	800,102
6.13%, 11/01/08	90,000	90,589
6.00%, 11/15/13Δ	2,920,000	2,897,081

		5,554,067

See Notes to Financial Statements.

	Par	Value
Brazil — 0.6%
Federal Republic of Brazil
7.88%, 03/07/15Δ	$25,000	$26,238
8.00%, 01/15/18Δ	1,680,000	1,776,600
8.88%, 10/14/19	50,000	55,825
8.88%, 04/15/24	149,000	165,614
10.13%, 05/15/27	821,000	1,022,145
12.25%, 03/06/30	122,000	179,340
7.13%, 01/20/37Δ	100,000	95,000
11.00%, 08/17/40Δ	2,250,000	2,792,812

		6,113,574

Bulgaria — 0.0%
Republic of Bulgaria
8.25%, 01/15/15	178,000	201,834

Canada — 0.5%
Anadarko Finance Co.
7.50%, 05/01/31	400,000	431,016
Bombardier Capital Funding LP
6.13%, 05/14/07(E)	250,000	323,760
Canadian Government Inflationary Index
4.00%, 12/01/31(C)	770,000	1,176,084
Canadian Treasury Bill
4.89%, 09/20/06	530,000	523,761
Conoco Funding Co.
7.25%, 10/15/31	315,000	356,246
General Motors Nova Scotia Finance Co.
6.85%, 10/15/08Δ	1,670,000	1,590,675
Hydro Quebec
6.30%, 05/11/11	305,000	314,122
Quebecor Media, Inc.
7.75%, 03/15/16 144A	40,000	39,400
Rogers Cable, Inc.
5.50%, 03/15/14Δ	350,000	312,375
6.75%, 03/15/15	10,000	9,575
Rogers Wireless, Inc.
8.45%, 12/15/10†	250,000	258,438
6.38%, 03/01/14 144A	100,000	95,750
6.38%, 03/01/14	30,000	28,725
Sun Media Corporation
7.63%, 02/15/13	50,000	50,563
Western Oil Sands, Inc.
8.38%, 05/01/12	95,000	101,412

		5,611,902

Cayman Islands — 0.4%
MUFG Capital Finance 1, Ltd.
6.35%, 07/25/25†	450,000	429,613
Petroleum Export, Ltd.
4.62%, 06/15/10 144A	800,000	782,750
4.63%, 06/15/10 144A	1,066,667	1,043,667
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 07/30/15 144A†Δ	690,000	693,257
Shinsei Finance Cayman, Ltd.
6.42%, 07/20/48 144A†Δ	830,000	780,909
Systems 2001 Asset Trust LLC
6.66%, 09/15/13 144A	876,761	903,366

		4,633,562

Chile — 0.0%
Codelco, Inc.
4.75%, 10/15/14 144A	210,000	192,298

Colombia — 0.0%
Republic of Colombia
11.75%, 02/25/20	382,000	504,240
8.13%, 05/21/24Δ	32,000	32,560

		536,800

Denmark — 0.0%
Nordic Telephone Co. Holdings ApS
8.35%, 05/01/16 144A(E)†@	125,000	166,676

Egypt — 0.2%
Egypt Government AID Bonds
4.45%, 09/15/15	2,600,000	2,411,102

France — 1.0%
Compagnie Generale de Geophysique SA
7.50%, 05/15/15 144A	70,000	68,775
French Treasury Bill
2.22%, 07/13/06(E)Ω	400,000	511,211
2.34%, 07/20/06(E)Ω	6,850,000	8,750,105
2.74%, 09/28/06(E)Ω	910,000	1,156,021
2.87%, 11/23/06(E)Ω	500,000	632,171
Legrand SA
8.50%, 02/15/25	250,000	286,875

		11,405,158

Germany — 2.1%
Deutsche Bundesrepublik
6.50%, 07/04/27(E)	2,000,000	3,324,058
German Treasury Bill
1.95%, 07/12/06(E)Ω	3,000,000	3,834,657
2.50%, 08/16/06	5,570,000	7,101,157
2.68%, 09/13/06(E)Ω	6,770,000	8,611,113
Kabel Deutschland GmbH
10.63%, 07/01/14 144A	145,000	153,700

		23,024,685

Iceland — 0.3%
Glitnir Banki HF
6.69%, 06/15/16 144A†	1,000,000	995,308
Kaupthing Bank HF
6.67%, 04/12/11	1,630,000	1,632,575
7.13%, 05/19/16 144A	350,000	350,719

		2,978,602

Ireland — 0.0%
Eircom Funding
8.25%, 08/15/13	130,000	138,450

Italy — 0.2%
Republic of Italy
3.80%, 03/27/08(J)Δ	156,000,000	1,435,067
Telecom Italia Capital SA
4.00%, 01/15/10	225,000	210,719
5.25%, 11/15/13	165,000	152,764
4.95%, 09/30/14	835,000	748,765
5.25%, 10/01/15	130,000	117,875

		2,665,190

Japan — 0.2%
Aiful Corporation
5.00%, 08/10/10 144A	600,000	571,055
Resona Bank, Ltd.
4.13%, 06/27/49 144A(E)†	500,000	609,036

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.85%, 07/15/49 144A†@	$475,000	$442,728

		1,622,819

Luxembourg — 0.1%
GazInvest Luxemburg SA for Gazprombank
7.25%, 10/30/08	700,000	709,800

Malaysia — 0.0%
Petronas Capital, Ltd.
7.88%, 05/22/22 144AΔ	430,000	493,586

Marshall Islands — 0.0%
Teekay Shipping Corporation
8.88%, 07/15/11	176,000	185,240

Mexico — 0.9%
America Movil SA de CV
5.50%, 03/01/14Δ	300,000	277,933
6.38%, 03/01/35	150,000	131,133
United Mexican States
7.50%, 01/14/12	435,000	462,188
8.00%, 12/19/13(M)	43,750,000	3,656,611
11.50%, 05/15/26Δ	1,070,000	1,580,925
8.30%, 08/15/31	660,000	763,950
7.50%, 04/08/33Δ	2,853,000	3,038,445

		9,911,185

Netherlands — 0.2%
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	482,218
8.25%, 06/15/30Δ	600,000	694,681
Royal KPN NV
8.00%, 10/01/10	780,000	828,069
TPSA Finance BV
7.75%, 12/10/08 144A	375,000	390,444

		2,395,412

Panama — 0.1%
Republic of Panama
9.63%, 08/08/11	1,000	1,115
7.13%, 01/29/26Δ	538,000	521,860
8.88%, 09/30/27	30,000	34,125
6.70%, 01/26/36Δ	549,000	505,080

		1,062,180

Puerto Rico — 0.0%
Telecomunicaciones de Puerto Rico, Inc.
6.80%, 05/15/09	350,000	355,333

Russia — 0.8%
Ministry Finance of Russia
3.00%, 05/14/08	750,000	709,575
Russian Federation
8.25%, 03/31/10Δ	2,577,796	2,683,743
5.00%, 03/31/30 STEP	4,700,000	5,012,837

		8,406,155

South Korea — 0.0%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	223,962

Supranational — 0.8%
Inter-American Development Bank
1.00%, 03/24/15	13,000,000	8,831,160

United Kingdom — 0.3%
BP Capital Markets PLC
2.75%, 12/29/06	740,000	730,928
HBOS Capital Funding LP
6.07%, 12/31/49 144A†Δ	600,000	585,463
HSBC Capital Funding LP
4.61%, 12/29/49 144A†Δ	960,000	864,908
Royal & Sun Alliance Insurance Group
8.50%, 12/08/14(U)†	150,000	314,884
Royal Bank of Scotland Group PLC
5.42%, 12/21/07 144A†	1,100,000	1,100,853

		3,597,036

Venezuela — 0.0%
Petrozuata Finance, Inc.
8.22%, 04/01/17 144A	140,000	131,600

Total Foreign Bonds (Cost $113,724,298)		114,449,995

MORTGAGE-BACKED SECURITIES — 56.8%
ABN AMRO Mortgage Corporation
11.85%, 06/25/33 IOΩ@	773,442	88,305
Banc of America Commercial Mortgage, Inc.
5.12%, 10/10/45†	3,000,000	2,836,308
5.35%, 09/10/47†	3,000,000	2,866,593
Bear Stearns Adjustable Rate Mortgage Trust
5.62%, 02/25/33†	413,053	407,046
3.51%, 06/25/34†	1,300,000	1,231,774
Bear Stearns Alt-A Trust
5.64%, 02/25/34 STEP†	271,341	271,507
5.41%, 05/25/35†	1,202,071	1,187,237
Bear Stearns Commercial Mortgage Securities
5.71%, 09/11/38†	1,500,000	1,482,609
CC Mortgage Funding Corporation
5.67%, 07/25/34 144A†	774,276	775,194
Commercial Mortgage Pass-Through Certificates
5.38%, 03/15/20 144A†	1,800,000	1,800,262
Commercial Mortgage Asset Trust
7.55%, 01/17/10†	440,000	460,003
Countrywide Alternative Loan Trust
5.67%, 09/25/35†	5,708,623	5,741,505
5.65%, 10/25/35 STEP†	4,020,877	4,030,433
5.57%, 11/20/35†	1,970,238	1,978,884
5.59%, 11/20/35†	3,207,313	3,222,956
5.60%, 11/20/35†	5,012,950	5,031,362
5.65%, 11/20/35†	1,446,043	1,450,856
5.59%, 12/25/35†	1,883,988	1,885,876
5.62%, 12/25/35 STEP†	2,392,912	2,392,836
5.59%, 02/25/36 STEP†	2,577,960	2,581,625
5.58%, 03/20/46†	958,472	960,388
Countrywide Home Loan Mortgage Pass-Through Trust
5.56%, 03/25/36†	1,321,700	1,323,780
CS First Boston Mortgage Securities Corporation
10.30%, 04/25/33 IOΩ@	83,278	4,329

See Notes to Financial Statements.

	Par	Value
9.42%, 05/25/33 IOΩ@	$80,683	$4,605
10.36%, 06/25/33 IOΩ@	62,242	4,212
8.80%, 07/25/33 IOΩ†@	616,047	5,139
12.01%, 07/25/33 IOΩ@	863,412	135,691
8.84%, 08/25/33 IOΩ†@	698,947	5,370
6.53%, 06/15/34	1,500,000	1,543,596
Federal Home Loan Mortgage Corporation
8.00%, 10/01/07	397	398
7.00%, 11/01/14	134,471	137,916
7.00%, 04/01/15	93,733	96,135
8.00%, 06/01/15	3,972	4,011
7.00%, 12/01/15	78,897	80,911
6.00%, 04/15/16	190,769	190,662
8.50%, 06/01/16	16,231	17,209
8.50%, 06/01/18	13,002	13,786
4.50%, 12/01/18	534,875	505,908
4.00%, 02/01/19	643,427	594,191
4.00%, 04/01/19	831,537	767,510
4.00%, 05/01/19	1,328,519	1,226,226
4.00%, 06/01/19	2,192,937	2,024,159
4.50%, 06/01/19	2,310,787	2,185,645
5.00%, 07/18/21 TBA	4,000,000	3,848,752
0.29%, 04/15/22 POΩ@	52,289	51,910
8.00%, 08/01/24	8,641	9,137
7.50%, 11/01/29	28,662	29,727
6.50%, 12/01/29	577,631	583,809
7.50%, 12/01/29	44,586	46,243
7.50%, 02/01/31	53,808	55,695
5.61%, 07/01/31†	85,154	86,193
5.67%, 08/01/31†	70,045	71,750
7.50%, 11/01/31	49,326	51,051
5.37%, 04/01/32†	28,114	28,081
4.27%, 03/01/34†	23,375	22,722
5.00%, 07/01/34 TBA	2,200,000	2,054,250
5.50%, 05/01/35	2,898,298	2,785,601
5.00%, 09/01/35	2,300,654	2,150,254
5.00%, 10/01/35	889,347	831,208
5.00%, 12/01/35	4,144,453	3,873,520
4.89%, 02/01/36 POΩ@	1,369,451	928,541
6.00%, 02/01/36	2,687,649	2,646,579
5.02%, 07/25/44†	5,708,215	5,688,021
Federal Housing Administration
7.43%, 10/01/18	391,971	387,998
Federal National Mortgage Association
6.50%, 05/25/08	175,910	176,274
47.77%, 10/25/08 IOΩ†@	277,483	10,312
4.00%, 06/01/13	125,226	118,889
4.00%, 07/01/13	167,621	159,053
4.00%, 08/01/13	232,157	220,307
4.00%, 09/01/13	434,553	411,958
4.00%, 10/01/13	902,115	855,190
8.00%, 06/01/15	63,152	66,470
8.00%, 06/15/15	15,099	15,892
8.00%, 07/01/15	63,375	66,705
8.00%, 09/01/15	98,224	101,602
6.00%, 10/25/15	28,419	28,334
5.00%, 12/25/15	381,144	377,066
6.00%, 05/01/16	234,597	235,448
6.00%, 07/01/16	31,472	31,587
5.50%, 07/19/16 TBA	10,800,000	10,597,500
5.00%, 11/01/17	309,565	298,824
5.00%, 12/01/17	2,376,525	2,293,701
5.00%, 01/01/18	3,743,086	3,613,174
5.00%, 02/01/18	654,910	632,181
5.50%, 02/01/18	274,609	269,555
5.00%, 04/01/18	188,599	182,046
5.00%, 05/01/18	1,233,715	1,190,851
5.00%, 06/01/18	157,515	151,712
6.00%, 08/01/18 TBA	550,000	551,375
4.00%, 09/01/18	5,000,000	4,621,848
5.00%, 11/01/18	643,307	620,956
5.00%, 04/01/19	1,058,700	1,021,917
4.00%, 05/01/19	13,209,799	12,207,767
5.00%, 07/01/19	953,460	919,699
5.00%, 07/01/19 TBA	7,500,000	7,221,090
4.50%, 08/01/20 TBA	33,000,000	31,174,704
5.99%, 08/25/21 IOΩ@	375	9,796
7.31%, 10/25/21 IOΩ@	707	15,973
17.26%, 01/25/22†	241,869	281,523
4.60%, 03/25/22†	265,323	261,630
9.50%, 05/01/22	9,075	9,857
4.60%, 07/01/22†	45,008	44,940
6.00%, 01/01/23	216,591	215,757
9.50%, 07/01/24	17,505	18,948
5.01%, 07/01/27†	67,136	67,149
5.91%, 08/01/27†	192,270	195,210
5.01%, 11/01/27†	112,947	112,970
6.50%, 12/25/28	60,216	60,357
7.39%, 02/01/30†	196,971	197,024
5.68%, 05/25/30†	3,048,861	3,058,487
5.89%, 06/01/30†	134,100	136,530
8.00%, 10/01/30	97,116	102,493
5.53%, 10/18/30†	95,898	96,713
5.88%, 12/01/30†	29,870	30,276
4.87%, 01/01/31†	18,236	18,262
5.66%, 04/01/31†	42,750	43,227
6.95%, 05/01/31†	19,989	19,810
5.33%, 06/01/31†	14,245	14,382
5.36%, 06/01/31†	41,459	41,833
5.38%, 06/01/31†	74,467	75,125
6.00%, 01/01/32	140,288	138,618
6.00%, 03/01/32	464,825	459,387
6.50%, 03/01/32	480,808	486,884
6.00%, 04/01/32	1,036,963	1,024,467
5.01%, 06/01/32†	31,796	31,833
6.50%, 07/01/32 TBA	3,700,000	3,718,500
4.85%, 08/01/32†	46,293	46,336
5.64%, 02/01/33†	36,176	36,660
4.60%, 05/01/33†	119,527	119,613
5.50%, 05/01/33	22,336,249	21,547,789
4.50%, 07/01/33 TBA	1,800,000	1,630,688
0.01%, 07/25/33 IOΩ†@	536,197	27,800
3.85%, 10/01/33†	1,861,079	1,814,951
5.50%, 04/01/34	18,221,642	17,583,555
0.00%, 04/25/34 IOΩ†@	752,475	51,519
0.01%, 06/25/34 IOΩ†@	1,200,169	57,401
6.00%, 07/01/34 TBA	10,100,000	9,939,026
5.50%, 07/14/34 TBA	5,000,000	4,801,560
5.50%, 09/01/34	17,494,826	16,848,434
4.50%, 10/01/34	336,462	306,669
6.00%, 10/01/34	287,738	283,774
4.50%, 11/01/34	1,453,730	1,322,569
5.50%, 11/01/34	22,342,956	21,517,437
4.50%, 12/01/34	472,904	429,795
4.63%, 12/01/34†	1,063,841	1,042,014
6.50%, 12/01/34	431,683	435,620

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.00%, 01/01/35	$2,979,821	$2,938,778
4.50%, 02/01/35	502,964	457,115
5.50%, 02/01/35	28,998,689	27,927,257
4.50%, 03/01/35	2,009,045	1,822,487
4.50%, 04/01/35	1,027,468	931,486
4.50%, 05/01/35	861,343	780,879
6.00%, 05/01/35	4,060,638	3,999,830
5.00%, 07/01/35 TBA	60,200,000	56,268,218
5.50%, 07/01/35 TBA	28,400,000	27,272,861
6.00%, 07/01/35	1,212,288	1,194,134
5.50%, 07/13/35 TBA	53,100,000	50,992,567
5.00%, 08/01/35 TBA	11,000,000	10,274,688
5.50%, 08/01/35 TBA	1,000,000	959,688
5.50%, 09/01/35	1,932,498	1,857,464
6.00%, 10/01/35	371,538	365,973
4.93%, 11/01/35 POΩ@	1,524,556	1,037,313
5.01%, 11/01/35†	55,437	55,489
6.00%, 11/01/35	1,960,163	1,930,810
6.03%, 11/01/35†	3,184,359	3,266,935
6.16%, 11/01/35†	771,114	791,101
4.69%, 05/01/36†	690,121	690,803
6.00%, 07/20/36 TBA	1,000,000	991,562
5.01%, 12/01/37†	241,641	241,874
5.01%, 01/01/38†	102,886	102,987
5.15%, 06/01/40†	246,850	242,861
5.15%, 10/01/40†	616,643	621,321
5.01%, 11/01/40†	83,741	83,826
FFCA Secured Lending Corporation
9.50%, 07/18/20 IO 144AΩ†@	1,696,019	72,590
First Horizon Alternative Mortgage Securities
4.75%, 06/25/34†	1,356,074	1,328,770
First Union Commercial Mortgage Securities, Inc.
7.38%, 04/18/07	1,574,663	1,582,358
First Union National Bank Commercial Mortgage Trust
7.20%, 10/01/32	1,500,000	1,577,505
GE Capital Commercial Mortgage Corporation
5.51%, 11/10/45†	1,230,000	1,187,104
GMAC Commercial Mortgage Securities, Inc.
6.87%, 08/15/07	269,067	271,212
6.28%, 11/15/39	2,000,000	2,043,060
Government National Mortgage Association
7.00%, 10/15/25	69,129	71,360
7.00%, 01/15/26	33,924	35,032
7.00%, 07/15/27	269,375	278,257
7.00%, 12/15/27	4,159	4,297
7.00%, 01/15/28	33,745	34,815
7.00%, 03/15/28	326,565	337,325
7.00%, 07/15/28	34,733	35,835
7.50%, 07/15/28	15,920	16,659
6.50%, 08/15/28	42,887	43,550
7.00%, 08/15/28	55,244	56,997
7.50%, 08/15/28	38,650	40,443
6.50%, 09/15/28	195,178	198,195
7.00%, 10/15/28	81,525	84,111
7.50%, 03/15/29	84,165	88,177
7.50%, 11/15/29	43,757	45,764
5.13%, 11/20/29†	208,560	209,811
8.50%, 08/15/30	6,780	7,281
8.50%, 11/20/30	54,613	58,428
6.50%, 08/15/31	295,929	299,650
7.50%, 08/15/31	103,395	108,064
6.50%, 10/15/31	525,806	532,623
6.00%, 11/15/31	1,181,472	1,172,191
6.50%, 11/15/31	464,746	470,590
6.00%, 12/15/31	384,623	381,602
6.00%, 01/15/32	711,582	706,925
6.00%, 02/15/32	853,784	847,077
6.50%, 02/15/32	796,302	806,679
7.50%, 02/15/32	46,856	48,970
13.26%, 02/16/32†	297,785	347,946
6.00%, 04/15/32	660,278	655,958
6.50%, 04/15/32	591,841	599,283
7.50%, 04/15/32	123,498	129,069
6.50%, 06/15/32	1,809,779	1,833,469
6.50%, 07/15/32	264,668	267,996
6.50%, 08/15/32	883,577	894,688
6.50%, 09/15/32	860,345	871,163
6.00%, 10/15/32	776,631	770,529
6.00%, 11/15/32	741,364	735,790
6.00%, 12/15/32	376,823	373,863
6.50%, 12/15/32	50,212	50,844
6.00%, 01/15/33	361,421	358,582
6.00%, 02/15/33Δ	289,575	287,300
6.50%, 03/15/33	167,740	169,850
5.00%, 04/15/33	370,536	351,033
6.50%, 04/15/33	2,135,693	2,162,549
5.00%, 05/15/33	2,811,899	2,664,420
6.00%, 05/15/33	2,602,893	2,582,445
5.00%, 06/15/33	414,045	392,252
6.00%, 06/15/33	238,470	236,597
5.00%, 07/15/33	887,594	840,876
5.00%, 08/15/33	1,574,630	1,490,632
5.00%, 09/15/33	1,292,235	1,223,029
5.00%, 10/15/33	686,357	649,818
6.00%, 10/15/33	1,162,506	1,153,373
6.50%, 10/15/33	412,758	417,948
5.00%, 11/15/33	84,411	79,984
6.00%, 12/15/33	1,192,381	1,183,014
5.00%, 01/15/34	562,314	532,818
5.00%, 03/15/34	715,187	677,672
5.00%, 04/15/34	261,739	248,010
5.00%, 05/15/34	164,535	155,905
5.00%, 06/15/34	1,070,692	1,014,531
5.00%, 07/01/34 TBA	500,000	473,125
5.00%, 08/15/34	676,962	641,453
5.00%, 11/15/34	1,630,990	1,545,437
5.00%, 12/15/34	1,556,964	1,475,294
5.00%, 01/15/35	637,508	603,543
GS Mortgage Securities Corporation II
4.68%, 07/10/39	1,300,000	1,225,346
GSMPS Mortgage Loan Trust
5.55%, 02/25/35 144A†	1,114,393	1,114,103
5.67%, 09/25/35†	3,391,597	3,397,248
GSR Mortgage Loan Trust
4.54%, 10/25/35†	1,586,972	1,543,952
HarborView Mortgage Loan Trust
5.56%, 11/19/35 STEP†	930,228	933,216
5.49%, 01/19/36 STEP†	742,503	744,253
5.50%, 01/19/36 STEP†	2,947,793	2,956,623

See Notes to Financial Statements.

	Par	Value
Impac CMB Trust
5.68%, 10/25/34†	$689,757	$690,831
5.58%, 11/25/35 STEP†	2,651,720	2,654,921
Impac Secured Assets CMN Owner Trust
5.57%, 05/25/35†	2,301,722	2,307,246
Indymac ARM Trust
5.17%, 09/28/31†	65,861	65,467
Indymac Index Mortgage Loan Trust
5.10%, 09/25/35†	813,755	770,274
5.54%, 04/25/46†	1,945,758	1,947,321
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	2,900,000	2,700,429
4.92%, 10/15/42†	200,000	186,296
LB-UBS Commercial Mortgage Trust
4.66%, 07/15/30	1,000,000	939,826
4.74%, 07/15/30	830,000	765,579
5.16%, 02/15/31	2,000,000	1,891,994
7.28%, 06/15/36 IO 144AΩ†@	5,024,336	200,286
4.95%, 09/15/40	900,000	842,812
Lehman XS Trust
5.38%, 11/25/35†	3,288,256	3,298,289
5.62%, 11/25/35†	2,195,827	2,197,656
5.59%, 01/30/40†	2,407,119	2,410,128
Luminent Mortgage Trust
5.52%, 02/25/46†	1,963,011	1,964,737
Master Adjustable Rate Mortgages Trust
5.19%, 05/25/34†	816,291	806,389
Master Reperforming Loan Trust
7.00%, 08/25/34 144A	1,392,595	1,414,516
MLCC Mortgage Investors, Inc.
5.44%, 09/25/27 STEP†	1,430,285	1,429,303
Morgan Stanley Capital I
5.16%, 10/12/42†	3,000,000	2,846,535
Nomura Asset Acceptance Corporation
5.05%, 06/25/10†	3,138,393	3,071,602
Opteum Mortgage Acceptance Corporation
5.49%, 08/25/35 STEP†	2,607,715	2,608,559
Residential Asset Mortgage Products, Inc.
4.56%, 07/25/41 144A†	1,341,575	1,344,904
Sequoia Mortgage Trust
5.05%, 07/20/33†	631,872	631,843
5.42%, 11/20/34 STEP†	784,290	784,612
Structured Adjustable Rate Mortgage Loan Trust
5.42%, 08/25/35†	2,552,325	2,560,604
Structured Asset Mortgage Investments, Inc.
5.63%, 12/25/35 STEP†	2,752,648	2,758,929
5.55%, 02/25/36†	1,875,612	1,877,993
Thornburg Mortgage Securities Trust
5.29%, 06/25/09†	4,400,000	4,399,477
5.49%, 01/25/36†	6,376,526	6,363,896
Wachovia Bank Commercial Mortgage Trust
5.37%, 10/15/44†	3,000,000	2,869,993
Washington Mutual, Inc.
8.78%, 01/25/08 IOΩ†@	847,051	11,610
8.76%, 05/25/08 IOΩ@	1,829,743	9,676
8.81%, 06/25/08 IOΩ†@	2,890,960	37,281
5.35%, 12/25/27 STEP†	3,934,647	3,932,694
4.68%, 02/25/33†	162,641	160,308
5.54%, 06/25/42†	190,448	190,940
5.61%, 07/25/45 STEP†	4,190,473	4,196,733
5.64%, 07/25/45†	2,872,919	2,875,901
5.64%, 08/25/45†	8,916,590	8,941,115
5.61%, 10/25/45 STEP†	7,421,712	7,465,017
5.58%, 11/25/45†	2,816,683	2,824,111
5.59%, 12/25/45†	2,264,027	2,270,230
5.61%, 12/25/45†	4,799,737	4,818,488
9.15%, 01/01/49 IOΩ†@	2,169,074	17,928
Wells Fargo Mortgage-Backed Securities Trust
3.54%, 09/25/34†	2,440,000	2,320,770
4.98%, 10/25/35†	2,376,315	2,346,141
5.09%, 03/25/36†	3,846,290	3,767,406
Zuni Mortgage Loan Trust
5.41%, 07/25/36†	4,400,000	4,400,000

Total Mortgage-Backed Securities (Cost $649,603,113)		639,491,187

MUNICIPAL BONDS — 0.4%
Minnesota State General Obligation Bond
5.00%, 10/01/20	200,000	207,820
South Carolina Transportation Infrastructure Bank, Series A Revenue Bond (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,763,423
Virginia State Housing Development Authority, Commonwealth Mortgage, Series H Revenue Bond (MBIA Insured)
5.38%, 07/01/36	1,000,000	1,041,360

Total Municipal Bonds (Cost $3,826,550)		4,012,603

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Futures, Strike Price $111.00, Expires 08/25/06	316	4,938
90-Day Eurodollar Futures, Strike Price $94.75, Expires 09/18/06	21	52

		4,990

Call Swaptions — 0.0%
3-Month LIBOR, Strike Price
$4.50, Expires 01/22/07	5,500	2,255
3-Month LIBOR, Strike Price
$4.50, Expires 10/18/06	2,250	22
3-Month LIBOR, Strike Price
$4.75, Expires 08/10/06	450	—

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
3-Month LIBOR, Strike Price
$5.00, Expires 03/08/07	2,780	$23,769
3-Month LIBOR, Strike Price
$5.08, Expires 04/19/07	1,010	14,605
3-Month LIBOR, Strike Price
$5.13, Expires 10/25/06	940	2,820
3-Month LIBOR, Strike Price
$5.25, Expires 06/07/07	1,700	46,665
3-Month LIBOR, Strike Price
$5.63, Expires 09/22/06	400	34,156
3-Month LIBOR, Strike Price
$5.75, Expires 04/27/09	280	163,024

		287,316

Put Options — 0.0%
5-Year U.S. Treasury Note Futures, Strike Price $100.50, Expires 08/25/06	314	4,906
90-Day Eurodollar Futures, Strike Price $91.25, Expires 06/18/07	180	1,125
90-Day Eurodollar Futures, Strike Price $91.75, Expires 12/18/06	199	1,244

		7,275

Put Swaption — 0.0%
3-Month LIBOR, Strike Price $6.25, Expires 04/27/09	280	118,877

Total Purchased Options (Cost $1,073,333)		418,458

	Shares
PREFERRED STOCKS — 0.1%
CORTS Trust for Ford Motor Co.	9,100	162,435
General Motors Corporation CONV	51,150	946,275

Total Preferred Stocks (Cost $1,069,841)		1,108,710

RIGHTS — 0.0%
United Mexican States Recovery Rights Series E, 06/30/07† (Cost $0)	1,100,000	29,150

MONEY MARKET FUNDS — 32.1%
GuideStone Funds Money Market Fund (GS4 Class)¥	46,741,100	46,741,100
Northern Institutional Liquid Assets Portfolio§	313,903,270	313,903,270

Total Money Market Funds (Cost $ 360,644,370)		360,644,370

	Par
U.S. TREASURY OBLIGATIONS — 26.5%
U.S. Treasury Bills
4.72%, 09/14/06	$200,000	198,082
4.80%, 09/14/06	250,000	247,603
4.80%, 09/14/06	40,000	39,616
4.81%, 09/14/06	325,000	321,883

		807,184

	Par	Value
U.S. Treasury Bonds
6.25%, 08/15/23Δ	$870,000	$959,787
6.75%, 08/15/26	1,100,000	1,294,391
5.50%, 08/15/28Δ	8,300,000	8,530,201
5.25%, 02/15/29Δ	520,000	517,888
6.13%, 08/15/29Δ	1,400,000	1,557,063
4.50%, 02/15/36Δ	1,012,000	907,717

		13,767,047

U.S. Treasury Inflationary Index Bonds
3.38%, 01/15/07Δ	11,400,000	14,536,999
3.38%, 01/15/12	60,000	71,323
2.00%, 07/15/14Δ	1,800,000	1,853,068
1.88%, 07/15/15Δ	12,700,000	12,484,332
2.38%, 01/15/25Δ	1,140,000	1,186,125
2.00%, 01/15/26Δ	2,660,000	2,472,584
3.88%, 04/15/29Δ	4,468,000	6,776,114

		39,380,545

U.S. Treasury Notes
2.50%, 09/30/06Δ	27,680,000	27,510,266
2.25%, 02/15/07Δ	22,000,000	21,598,676
3.38%, 02/15/08Δ	850,000	826,426
3.13%, 09/15/08Δ	6,600,000	6,326,206
2.63%, 03/15/09Δ	480,000	450,169
4.88%, 05/15/09Δ	3,600,000	3,576,658
4.00%, 06/15/09Δ	3,240,000	3,141,410
3.63%, 07/15/09Δ	200,000	191,711
3.38%, 10/15/09Δ	1,400,000	1,327,595
3.50%, 12/15/09Δ	8,000,000	7,598,440
3.63%, 01/15/10Δ	1,300,000	1,238,149
3.50%, 02/15/10Δ	700,000	663,195
3.88%, 05/15/10Δ	2,300,000	2,201,801
3.88%, 09/15/10Δ	12,540,000	11,969,831
4.25%, 10/15/10Δ	5,160,000	4,995,530
4.50%, 11/15/10Δ	25,915,000	25,321,806
4.38%, 12/15/10Δ	15,380,000	14,943,839
4.25%, 01/15/11	15,800,000	15,261,204
4.50%, 02/28/11Δ	26,770,000	26,111,217
4.75%, 03/31/11Δ	2,500,000	2,463,185
2.38%, 04/15/11Δ	1,400,000	1,415,699
4.88%, 04/30/11Δ	10,400,000	10,297,227
4.25%, 08/15/13Δ	10,200,000	9,680,443
2.00%, 01/15/14Δ	900,000	947,384
4.25%, 11/15/14Δ	7,660,000	7,206,390
4.25%, 08/15/15Δ	2,890,000	2,704,973
4.50%, 11/15/15Δ	6,890,000	6,564,882
2.00%, 01/15/16Δ	1,750,000	1,696,705
4.50%, 02/15/16Δ	2,820,000	2,683,848

		220,914,865

U.S. Treasury STRIPS
5.39%, 11/15/21ΩΔ	13,480,000	5,961,988
5.86%, 08/15/24ΩΔ	19,700,000	7,529,439
5.36%, 11/15/24Ω	3,800,000	1,440,941
5.36%, 02/15/25Ω	5,700,000	2,129,207
5.35%, 08/15/25ΩΔ	3,100,000	1,131,974
5.34%, 05/15/26ΩΔ	1,500,000	526,503
5.33%, 08/15/26ΩΔ	5,800,000	2,013,105
5.33%, 11/15/26ΩΔ	3,700,000	1,269,962
5.33%, 11/15/26ΩΔ	3,600,000	1,233,187

See Notes to Financial Statements.

	Par	Value
5.31%, 08/15/27ΩΔ	$1,050,000	$347,192

		23,583,498

Total U.S. Treasury Obligations (Cost $303,038,517)		298,453,139

TOTAL INVESTMENTS — 145.9% (Cost $1,658,988,007)		1,641,197,367

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Swaptions — 0.0%
3-Month LIBOR, Strike Price
$4.00, Expires 07/03/06	(1,380)	(138)
3-Month LIBOR, Strike Price
$4.56, Expires 01/22/07	(2,370)	(3,105)
3-Month LIBOR, Strike Price
$4.56, Expires 10/18/06	(970)	(48)
3-Month LIBOR, Strike Price
$4.78, Expires 08/10/06	(190)	—
3-Month LIBOR, Strike Price
$5.04, Expires 03/08/07	(1,200)	(24,336)
3-Month LIBOR, Strike Price
$5.21, Expires 10/25/06	(400)	(4,380)
3-Month LIBOR, Strike Price
$5.22, Expires 04/19/07	(440)	(19,202)
3-Month LIBOR, Strike Price
$5.34, Expires 06/07/07	(700)	(47,971)
3-Month LIBOR, Strike Price
$5.48, Expires 09/22/06	(1,340)	(36,006)

		(135,186)

Put Swaption — 0.0%
3-Month LIBOR, Strike Price
$6.00, Expires 07/03/06	(1,380)	(138)

Total Written Options
(Premiums received $(1,436,668))		(135,324)

	Par
SECURITY SOLD SHORT — (0.1)%
Federal National Mortgage Association TBA 4.50%, 07/13/36
(Cost $(918,438))	$(1,000,000)	(905,938)

Liabilities in Excess of Other Assets — (45.8)%		(515,116,480)

NET ASSETS — 100.0%		$1,125,039,625

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at June 30, 2006:

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
British Pounds
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate (d)	09/15/10	6,600,000	$(78,359)
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR floating rate (f)	09/15/15	2,500,000	(22,857)
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00% (d)	12/15/35	(3,700,000)	125,751
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 4.00% (k)	12/15/35	(100,000)	3,399

			27,934

Euros
Receive fixed rate payments of 2.1455% and pay variable rate payments on the France CPI Ex Tobacco (b)	10/15/10	300,000	(392)
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR floating rate (c)	12/15/14	5,500,000	(84,777)

			(85,169)

Japanese Yen
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00% (h)	12/15/15	(210,000,000)	28,477
Receive variable rate payments on the six month LIBOR floating rate and pay fixed rate payments of 2.00% (d)	12/15/15	(80,000,000)	10,848

			39,325

U.S. Dollars
Receive fixed rate payments of 0.39% and pay floating par in the event of default on Russian Federation, 5.00% due 3/31/2030 (i)	09/20/06	$2,700,000	1,501
Receive fixed rate payments of 2.00% and pay floating par in the event of default on General Motors Acceptance Corporation, 6.875% due 8/28/2012 (b)	12/20/06	$1,600,000	$—
Receive fixed rate payments of 0.61% and pay floating par in the event of default on Russian Federation, 5.00% due 3/31/2030 (h)	03/20/07	1,300,000	1,824
Receive fixed rate payments of 0.77% and pay floating par in the event of default on Russian Federation, 5.00% due 3/31/2030 (g)	05/20/07	100,000	305
Receive floating par in the event of default on Republic of Philippines, 8.25% due 1/15/2014 and pay fixed rate of 2.47% (e)	09/20/08	(1,000,000)	(25,766)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (b)	12/20/08	10,000,000	(113,319)
Receive floating par in the event of default on Radioshack Corporation, 7.375% due 5/15/2011 and pay fixed rate payments of .37% (b)	12/20/08	(300,000)	1,090
Receive floating par in event of default on Emerson Electric Co., 4.625% due 10/15/2012 and pay fixed rate payments of .22% (c)	12/20/08	(300,000)	(937)
Receive floating par in event of default on Devon Financing Corporation, 6.875% due 9/30/2011 and pay fixed rate payments of .35% (h)	12/20/08	(500,000)	(1,750)
Receive floating par in event of default on Anadarko Petroleum Corporation, 5.000% due 10/01/2012 and pay fixed rate payments of .27% (h)	12/20/08	(300,000)	(246)

See Notes to Financial Statements.

Description	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive floating par in event of default on Carnival Corporation, 6.150% due 4/15/2008 and pay fixed rate payments of .44% (b)	12/20/08	$(300,000)	$(2,242)
Receive floating par in event of default on Countrywide Home Loan, 6.250% due 4/15/2009 and pay fixed rate payments of .42% (c)	12/20/08	(300,000)	(754)
Receive floating par in event of default on Occidental Petroleum, 6.750% due 1/15/2012 and pay fixed rate payments of .28% (h)	09/20/08	(300,000)	(1,007)
Receive floating par in event of default on Kroger Co. 6.750% due 4/15/2012 and pay fixed rate payments of .53% (c)	12/20/08	(300,000)	(2,450)
Receive floating par in the event of default on Republic of Turkey, 11.875 due 1/15/2030 and pay fixed rate of 2.70% (c)	09/20/10	(800,000)	2,940
Receive floating par in the event of default on Republic of Turkey, 11.875 due 1/15/2030 and pay fixed rate of 2.25% (c)	09/20/10	(1,000,000)	19,661
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (e)	12/20/11	9,000,000	(248,411)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (d)	12/20/11	14,500,000	(400,219)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (c)	12/20/11	7,900,000	(218,051)
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (h)	12/20/11	9,800,000	(270,492)
Receive variable rate payments on the three month LIBOR floating rate and pay fixed rate payments of 5.00% (d)	12/20/16	$(2,200,000)	$120,126
Receive floating par in the event of default on Republic of Hungary, 4.75% due 2/3/2015 and pay fixed rate of 0.535% (c)	05/20/16	(1,600,000)	28,536
Receive floating par in the event of default on Republic of Hungary, 4.75% due 2/3/2015 and pay fixed rate of 0.54% (g)	05/20/16	(1,400,000)	24,462
Receive floating par in the event of default on Republic of Hungary, 4.75% due 2/3/2015 and pay fixed rate of .545% (k)	05/20/16	(2,800,000)	47,910
Receive floating par in the event of default on Asset Backed Funding Certificates, 8.8225% due 11/25/2032 and pay fixed rate of 2.35% (b)	11/25/32	(1,000,000)	2,350
Receive fixed rate payments of 5.00% and pay variable rate payments on the three month LIBOR floating rate (f)	12/20/36	1,600,000	(178,000)
Receive variable rate payments on the ABX.HE.A.06-1 Index and pay fixed rate payments of 0.54% (e)	07/25/45	(7,700,000)	(22,363)

			(1,235,302)

			$(1,253,212)

See Notes to Financial Statements.

Medium-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY+

	%
Mortgage-Backed Securities	56.8
Futures Contracts	39.0
Money Market Funds	32.1
U.S. Treasury Obligations	26.5
Corporate Bonds	11.7
Foreign Bonds	10.2
Agency Obligations	4.6
Asset-Backed Securities	3.5
Municipal Bonds	0.4
Preferred Stocks	0.1
Purchased Options	—	**
Rights/Warrants	—	**
Written Options	—	**
Security Sold Short	(0.1)
Swap Agreements	(0.1)
Forward Foreign Currency Contracts	(4.5)

	180.2

+	Based on net assets.
**	Rounds to less than 0.005%.

See Notes to Financial Statements.

Extended-Duration Bond Fund

Average Annual Total Returns as of 6/30/06
	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**	GS8 Class*	GS8 Class Benchmark**
One Year	(3.80)%	(4.00)%	(4.36)%	(6.48)%	(4.71)%	(6.48)%
Since Inception	7.05%	6.96%	6.59%	6.13%	1.71%	1.28%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01	11/08/04	11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the weighted composite benchmark index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	Represents a weighted composite benchmark index consisting of the Lehman Brothers Long-Term Government Bond Index and the Lehman Brothers Long-Term Credit Bond Index.

The Lehman Brothers Long-Term Government Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities of 10 years or greater.

The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.4%
Federal National Mortgage Association
5.25%, 01/15/09Δ	$250,000	$248,972
2.29%, 02/19/09(G)	2,500,000	1,520,668

Total Agency Obligations (Cost $1,740,222)		1,769,640

ASSET-BACKED SECURITY — 0.4%
Community Program Loan Trust
4.50%, 04/01/29 (Cost $1,669,604)	1,950,000	1,749,355

CORPORATE BONDS — 16.9%
Agilysys, Inc.
9.50%, 08/01/06	500,000	503,076
Alberton’s, Inc.
6.63%, 06/01/28	105,000	83,930
7.45%, 08/01/29Δ	985,000	850,964
8.00%, 05/01/31Δ	110,000	99,690
Arrow Electronics, Inc.
6.88%, 07/01/13	250,000	255,966
ASIF Global Financing XXVII
2.38%, 02/26/09 144A(G)	6,700,000	4,071,688
Atlas Air, Inc.
7.20%, 01/02/19	125,001	123,829
Avnet, Inc.
6.00%, 09/01/15Δ	775,000	734,948
Barclays Financial LLC
4.16%, 02/22/10 144A(T)	25,000,000	615,438
4.10%, 03/22/10 144A(T)	30,000,000	735,858
4.06%, 09/16/10 144A(W)	730,000,000	751,960
Borden, Inc.
7.88%, 02/15/23Δ	1,200,000	981,000
Bristol-Myers Squibb Co.
4.83%, 09/15/23 CONV†Δ	1,950,000	1,956,103
Chesapeake Energy Corporation
6.88%, 01/15/16	610,000	579,500
6.50%, 08/15/17	45,000	41,287
6.88%, 11/15/20 144AΔ	320,000	296,000
CIT Group, Inc.
5.50%, 12/01/14(U)	600,000	1,097,082
Comcast Corporation
5.50%, 03/15/11Δ	500,000	491,558
5.65%, 06/15/35Δ	570,000	485,342
6.50%, 11/15/35	555,000	525,559
6.45%, 03/15/37	2,480,000	2,336,906
Commonwealth Edison Co.
4.75%, 12/01/11@	401,782	381,641
Constellation Energy Group, Inc.
4.55%, 06/15/15	750,000	665,336
Continental Airlines, Inc.
6.95%, 02/02/11	324,802	310,672
8.31%, 04/02/18Δ	485,891	466,251
7.57%, 03/15/20	423,208	412,216
Corning, Inc.
6.20%, 03/15/16	230,000	228,900
Cox Communications, Inc.
6.75%, 03/15/11Δ	250,000	254,833
Cummins, Inc.
7.13%, 03/01/28	425,000	420,325
Devon Energy Corporation
4.95%, 08/15/08 CONV	963,000	1,173,656
Dillard’s, Inc.
7.75%, 07/15/26	890,000	847,725
7.00%, 12/01/28	500,000	445,000
El Paso Corporation
7.00%, 05/15/11Δ	400,000	396,500
EOP Operating LP
7.25%, 06/15/28	500,000	512,462
First Industrial LP
7.60%, 07/15/28	1,000,000	1,037,528
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,013,750
Ford Motor Co.
6.63%, 10/01/28	680,000	472,600
6.38%, 02/01/29	1,255,000	872,225
Ford Motor Credit Co.
5.70%, 01/15/10	135,000	118,342
7.00%, 10/01/13Δ	315,000	271,468
General Motors Acceptance Corporation
6.88%, 08/28/12	250,000	235,830
Georgia-Pacific Corporation
8.00%, 01/15/24	30,000	28,500
7.38%, 12/01/25Δ	240,000	218,400
7.25%, 06/01/28	300,000	267,000
7.75%, 11/15/29Δ	3,700,000	3,404,000
8.88%, 05/15/31	60,000	60,000
GTE Corporation
6.94%, 04/15/28Δ	10,000	9,796
HCA, Inc.
6.30%, 10/01/12	1,500,000	1,418,282
7.58%, 09/15/25	1,000,000	936,376
7.05%, 12/01/27	500,000	440,398
Health Care Property Investors, Inc.
6.00%, 03/01/15Δ	1,500,000	1,461,256
Highwoods Properties, Inc.
7.50%, 04/15/18	1,500,000	1,582,826
Historic TW, Inc.
6.63%, 05/15/29	60,000	57,816
HSBC Bank USA NA
3.31%, 08/25/10 144A	700,000	689,990
IMC Global, Inc.
7.38%, 08/01/18	500,000	472,500
7.30%, 01/15/28	690,000	624,450
International Paper Co.
6.88%, 11/01/23	300,000	292,273
iStar Financial, Inc.
5.70%, 03/01/14	1,171,000	1,130,686
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	239,701
Kinder Morgan, Inc.
7.25%, 03/01/28	500,000	453,376
Lennar Corporation
5.60%, 05/31/15Δ	935,000	850,798
6.50%, 04/15/16 144A	625,000	606,748
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	1,000,000	993,263
Motorola, Inc.
7.63%, 11/15/10Δ	80,000	85,750
6.50%, 11/15/28Δ	500,000	501,472
NiSource Finance Corporation
6.15%, 03/01/13	1,000,000	1,004,638

See Notes to Financial Statements.

	Par	Value
Northern Telecom Capital
7.88%, 06/15/26Δ	$450,000	$371,250
Pemex Project Funding Master Trust
8.63%, 02/01/22	1,000,000	1,120,500
8.63%, 12/01/23 144A	1,000,000	1,096,500
Pioneer Natural Resources Co.
7.20%, 01/15/28Δ	2,500,000	2,357,400
Preston Corporation
7.00%, 05/01/11 CONV	250,000	228,125
Pulte Homes, Inc.
7.88%, 06/15/32	1,500,000	1,545,735
6.38%, 05/15/33	1,000,000	866,538
Qwest Corporation
7.25%, 09/15/25	1,000,000	940,000
6.88%, 09/15/33Δ	2,250,000	1,957,500
Raytheon Co.
6.40%, 12/15/18	2,600,000	2,660,817
7.20%, 08/15/27Δ	250,000	276,125
7.00%, 11/01/28	750,000	810,006
Southern Natural Gas Co.
7.35%, 02/15/31Δ	1,750,000	1,687,859
Sprint Capital Corporation
6.88%, 11/15/28	3,450,000	3,485,466
Swift Energy Co.
7.63%, 07/15/11	150,000	150,000
Tennessee Gas Pipeline Co.
7.00%, 10/15/28Δ	750,000	698,190
Time Warner, Inc.
7.63%, 04/15/31	35,000	37,794
Toll Brothers Finance Corporation
5.15%, 05/15/15 144A	1,270,000	1,110,226
5.15%, 05/15/15Δ	15,000	13,113
Union Pacific Resources Group
7.15%, 05/15/28	250,000	257,975
Verizon Global Funding Corporation
5.85%, 09/15/35Δ	2,420,000	2,112,067
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	50,000	38,339
Verizon New York, Inc.
7.38%, 04/01/32Δ	385,000	380,607
Viacom, Inc.
6.88%, 04/30/36 144AΔ	1,915,000	1,853,808
Weyerhaeuser Co.
7.13%, 07/15/23Δ	500,000	492,730
7.38%, 03/15/32Δ	250,000	253,836
Williams Cos, Inc.
7.50%, 01/15/31	1,250,000	1,212,500
Xerox Capital Trust I
8.00%, 02/01/27	1,500,000	1,513,125
XTO Energy, Inc.
6.10%, 04/01/36	50,000	45,404

Total Corporate Bonds (Cost $73,744,155)		75,558,774

FOREIGN BONDS — 12.6%
Argentina — 0.1%
Republic of Argentina
4.01%, 08/03/12†	385,000	320,320

Brazil — 1.1%
Federal Republic of Brazil
8.25%, 01/20/34Δ	4,750,000	4,999,375

Canada — 4.5%
British Columbia Generic Residual
4.80%, 06/09/14 STRIP(C)Ω	$10,230,000	$6,261,900
Canada Generic Residual
4.74%, 06/01/25 STRIP(C)Ω	4,110,000	1,511,381
Canadian Government
4.50%, 09/01/07(C)	2,205,000	1,975,809
Kinder Morgan Finance Co.
5.70%, 01/05/16	125,000	108,725
6.40%, 01/05/36	665,000	545,532
Macmillan Bloedel, Ltd.
7.70%, 02/15/26	500,000	524,694
Ontario Generic Residual
5.24%, 07/13/22 STRIP(C)Ω	3,900,000	1,519,753
5.21%, 03/08/29 STRIP(C)Ω	7,000,000	1,937,651
Saskatchewan Residual
4.81%, 04/10/14 STRIP(C)Ω	7,500,000	4,622,413
5.17%, 02/04/22 STRIP(C)Ω	3,000,000	1,199,140

		20,206,998

Cayman Islands — 0.2%
Enersis SA
7.40%, 12/01/16	625,000	636,772
Vale Overseas, Ltd.
8.25%, 01/17/34	100,000	108,375

		745,147

Egypt — 2.3%
Egypt Government AID Bonds
4.45%, 09/15/15	10,915,000	10,121,992

Malaysia — 0.0%
Telekom Malaysia BHD
7.88%, 08/01/25 144A	225,000	258,013

Mexico — 0.7%
Mexican Bonos
9.00%, 12/20/12(M)	23,000,000	2,051,722
8.00%, 12/07/23(M)	17,000,000	1,309,466

		3,361,188

Philippines — 0.2%
Philippine Long Distance Telephone Co.
8.35%, 03/06/17	500,000	525,000
Quezon Power (Philippines), Ltd.
8.86%, 06/15/17	435,000	432,825

		957,825

Spain — 0.7%
Telefonica Emisones SAU
7.05%, 06/20/36Δ	3,105,000	3,112,958

Supranational — 2.1%
Inter-American Development Bank
15.10%, 05/11/09(B)Ω	7,500,000	2,278,499
6.00%, 12/15/17(Z)	12,250,000	7,218,044

		9,496,543

Sweden — 0.5%
Swedish Government
6.50%, 05/05/08(K)	14,640,000	2,149,797

See Notes to Financial Statements.

Extended-Duration Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Venezuela — 0.2%
Cerro Negro Finance, Ltd.
7.90%, 12/01/20 144A	$500,000	$450,000
Petrozuata Finance, Inc.
8.37%, 10/01/22 144AΔ	450,000	407,250

		857,250

Total Foreign Bonds (Cost $50,162,006)		56,587,406

MORTGAGE-BACKED SECURITIES — 0.2%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31	204,761	191,664
Federal National Mortgage Association
5.00%, 07/25/23	822,355	814,507

Total Mortgage-Backed Securities (Cost $927,168)		1,006,171

MUNICIPAL BONDS — 4.1%
Chicago, Illinois Wastewater Transmission, Series A Revenue Bond (MBIA Insured)
4.96%, 01/01/22Ω	5,000,000	2,348,350
Cook County, Illinois Community Consolidated School District, General Obligation Bond (FGIC Insured)
4.89%, 12/01/19Ω	3,890,000	2,068,041
Coppell, Texas Independent School District, General Obligation Bond (PSF-GTD Insured)
5.00%, 08/15/23Ω	2,195,000	946,133
De Soto, Texas Independent School District, General Obligation Bond (PSF-GTD Insured)
4.84%, 08/15/18Ω	2,275,000	1,281,007
4.88%, 08/15/19Ω	2,590,000	1,381,946
Galveston County, Texas, General Obligation Bond (FGIC Insured)
5.07%, 02/01/26Ω	2,500,000	940,250
Granbury, Texas Independent School District, General Obligation Bond (PSF-GTD Insured)
4.91%, 08/01/20Ω	1,000,000	505,370
Houston, Texas Water & Sewer System, Series JR-A Revenue Bond (FSA Insured)
4.88%, 12/01/24Ω	7,190,000	2,923,670
5.03%, 12/01/24Ω	2,810,000	1,132,430
Indianapolis, Indiana Local Public Improvement Bond Bank, Series E Revenue Bond (AMBAC Insured)
5.01%, 02/01/24Ω	1,400,000	600,124
Rocklin, California Unified School District, General Obligation Bond (FGIC Insured)
5.02%, 08/01/24Ω	2,375,000	986,836
San Jose, California Unified School District, Santa Clara County, Series A General Obligation Bond (FGIC Insured)
4.83%, 08/01/18Ω	2,055,000	1,188,324
Union Elementary School District, California, Series A General Obligation Bond (FGIC Insured)
4.88%, 09/01/19Ω	1,750,000	936,565
Washington State Capital Appreciation, Series F General Obligation Bond (MBIA Insured)
5.12%, 12/01/27Ω	1,340,000	457,945
West Virginia University, Series A Revenue Bond (AMBAC Insured)
4.99%, 04/01/23Ω	1,665,000	738,144

Total Municipal Bonds (Cost $17,579,390)		18,435,135

	Shares
PREFERRED STOCK — 0.2%
Travelers Property Casualty Corporation 4.50%, 04/15/32 CONV
(Cost $989,021)	44,125	1,081,945

MONEY MARKET FUNDS — 29.8%
GuideStone Funds Money Market Fund (GS4 Class)¥	6,400,857	6,400,857
Northern Institutional Liquid Assets Portfolio§	127,007,615	127,007,615

Total Money Market Funds (Cost $133,408,472)		133,408,472

	Par
U.S. TREASURY OBLIGATIONS — 62.6%
U.S. Treasury Bonds
8.13%, 08/15/19Δ	$18,720,000	23,705,679
8.00%, 11/15/21Δ	134,482,000	172,031,929
6.38%, 08/15/27Δ	21,000,000	23,843,211
5.38%, 02/15/31Δ	36,915,000	37,563,929
4.50%, 02/15/36Δ	25,745,000	23,092,081

		280,236,829

Total U.S. Treasury Obligations (Cost $294,090,430)		280,236,829

TOTAL INVESTMENTS — 127.2% (Cost $574,310,468)		569,833,727
Liabilities in Excess of Other Assets — (27.2)%		(121,762,858)

NET ASSETS — 100.0%		$448,070,869

See Notes to Financial Statements.

PORTFOLIO SUMMARY+

%
U.S. Treasury Obligations	62.6
Money Market Funds	29.8
Corporate Bonds	16.9
Foreign Bonds	12.6
Municipal Bonds	4.1
Agency Obligations	0.4
Asset-Backed Security	0.4
Mortgage-Backed Securities	0.2
Preferred Stock	0.2

127.2

+	Based on net assets.

See Notes to Financial Statements.

Equity Index Fund

Average Annual Total Returns as of 6/30/06

	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**	GS8 Class*	GS8 Class Benchmark**
One Year	8.41%	8.17%	7.96%	8.63%	7.64%	8.63%
Since Inception	2.84%	2.85%	2.73%	3.23%	6.47%	7.31%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01	11/08/04	11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the S&P 500® Index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	The S&P 500® Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500® Index includes 500 of the largest stocks (in terms of market value) in the United States.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Equity Index Fund
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.2%
Auto & Transportation — 2.6%
Burlington Northern Santa Fe Corporation	16,400	$1,299,700
Cooper Tire & Rubber Co.Δ	3,100	34,534
CSX Corporation	9,200	648,048
FedEx Corporation	13,200	1,542,552
Ford Motor Co.Δ	83,027	575,377
General Motors CorporationΔ	25,100	747,729
Genuine Parts Co.Δ	7,300	304,118
Goodyear Tire & Rubber Co. (The)Δ*	8,100	89,910
Harley-Davidson, Inc.	11,700	642,213
Navistar International CorporationΔ*	2,600	63,986
Norfolk Southern Corporation	17,600	936,672
PACCAR, Inc.	7,575	624,029
Southwest Airlines Co.	31,200	510,744
Union Pacific Corporation	11,700	1,087,632
United Parcel Service, Inc. Class B	47,900	3,943,607

		13,050,851

Consumer Discretionary — 11.6%
Alberto-Culver Co.Δ*	3,550	172,956
Allied Waste Industries, Inc.Δ*	9,400	106,784
Amazon.com, Inc.Δ*	13,284	513,825
Apollo Group, Inc. Class A*	6,321	326,606
AutoNation, Inc.Δ*	7,725	165,624
AutoZone, Inc.*	2,400	211,680
Avon Products, Inc.	19,400	601,400
Bed Bath & Beyond, Inc.*	12,700	421,259
Best Buy Co., Inc.	17,425	955,587
Big Lots, Inc.Δ*	4,800	81,984
Black & Decker CorporationΔ	3,300	278,718
Carnival Corporation	19,400	809,756
CBS Corporation Class B	34,300	927,815
Cendant Corporation	44,400	723,276
Cintas Corporation	6,400	254,464
Circuit City Stores, Inc.	7,300	198,706
Clear Channel Communi- cations, Inc.*	22,300	690,185
Coach, Inc.*	16,200	484,380
Convergys Corporation*	6,000	117,000
Costco Wholesale Corporation	20,400	1,165,452
Darden Restaurants, Inc.	5,950	234,430
Dillard’s, Inc. Class AΔ	3,300	105,105
Dollar General Corporation	13,600	190,128
Donnelley (R.R.) & Sons Co.	9,100	290,745
Eastman Kodak Co.Δ	13,000	309,140
eBay, Inc.*	49,600	1,452,784
Electronic Arts, Inc.*	13,600	585,344
Estee Lauder Cos., Inc. Class A	5,200	201,084
Family Dollar Stores, Inc.	6,700	163,681
Federated Department Stores, Inc.	24,312	889,819
Gannett Co., Inc.	10,500	587,265
Gap, Inc. (The)	24,700	429,780
Google, Inc.*	8,959	3,756,777
Harman International Industries, Inc.	2,800	239,036
Hasbro, Inc.	7,400	134,014
Hilton Hotels Corporation	14,200	401,576
Home Depot, Inc. (The)Δ	89,850	3,215,732
International Flavors & Fragrances, Inc.Δ	3,900	137,436
Interpublic Group Cos., Inc.Δ*	17,500	146,125
Jones Apparel Group, Inc.	5,100	162,129
Kimberly-Clark Corporation	19,800	1,221,660
Kohl’s Corporation*	14,600	863,152
Leggett & Platt, Inc.	8,000	199,840
Limited Brands	15,000	383,850
Liz Claiborne, Inc.Δ	4,608	170,773
Lowe’s Cos., Inc.	33,700	2,044,579
Marriott International, Inc. Class AΔ	14,000	533,680
Mattel, Inc.	17,400	287,274
McClatchy Co. Class A	—	8
McDonald’s Corporation	54,400	1,827,840
McGraw-Hill Co., Inc. (The)	16,300	818,749
Meredith CorporationΔ	1,900	94,126
Monster Worldwide, Inc.*	5,300	226,098
New York Times Co. Class AΔ	6,000	147,240
Newell Rubbermaid, Inc.	11,500	297,045
Nike, Inc. Class B	8,200	664,200
Nordstrom, Inc.	9,400	343,100
Office Depot, Inc.*	13,100	497,800
OfficeMax, Inc.	3,000	122,250
Omnicom Group, Inc.	7,900	703,811
Penney (JC) Co., Inc.Δ	10,100	681,851
RadioShack CorporationΔ	5,800	81,200
Robert Half International, Inc.Δ	7,000	294,000
Sabre Holdings Corporation	6,400	140,800
Scripps Co. (E.W.) Class A	3,700	159,618
Sears Holdings Corporation*	4,489	695,077
Snap-On, Inc.Δ	2,400	97,008
Stanley Works (The)	3,200	151,104
Staples, Inc.	31,200	758,784
Starbucks Corporation*	33,800	1,276,288
Starwood Hotels & Resorts Worldwide, Inc.	9,600	579,264
Target Corporation	38,300	1,871,721
Tiffany & Co.Δ	6,100	201,422
Time Warner, Inc.	186,200	3,221,260
TJX Cos., Inc.	20,000	457,200
Tribune Co.Δ	11,300	366,459
Univision Communications, Inc. Class A*	9,600	321,600
VeriSign, Inc.Δ*	10,500	243,285
VF Corporation	4,000	271,680
Wal-Mart Stores, Inc.	107,900	5,197,543
Walt Disney Co. (The)	95,802	2,874,060
Waste Management, Inc.	24,800	889,824
Wendy’s International, Inc.	4,800	279,792
Whirlpool CorporationΔ	3,295	272,305
Yahoo!, Inc.*	54,300	1,791,900
Yum! Brands, Inc.	11,900	598,213

		58,059,920

Consumer Staples — 5.7%
Campbell Soup Co.	7,900	293,169
Clorox Co.	6,400	390,208
Coca-Cola Co. (The)	89,900	3,867,498
Coca-Cola Enterprises, Inc.	14,400	293,328
Colgate-Palmolive Co.	22,600	1,353,740
ConAgra Foods, Inc.Δ	22,000	486,420
CVS Corporation	34,800	1,068,360
Dean Foods Co.Δ*	5,900	219,421
General Mills, Inc.	15,200	785,232
Heinz (H.J.) Co.	14,500	597,690
Hershey Co. (The)	7,800	429,546

See Notes to Financial Statements.

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Kellogg Co.	10,900	$527,887
Kroger Co.	31,000	677,660
McCormick & Co., Inc.	5,700	191,235
Pepsi Bottling Group, Inc.	6,700	215,405
PepsiCo, Inc.	71,840	4,313,273
Procter & Gamble Co.	143,617	7,985,105
Safeway, Inc.	20,000	520,000
Sara Lee Corporation	32,700	523,854
SUPERVALU, Inc.	8,548	262,424
SYSCO Corporation	26,700	815,952
Tyson Foods, Inc. Class A	12,100	179,806
Walgreen Co.	43,700	1,959,508
Whole Foods Market, Inc.	6,000	387,840
Wrigley (W.M.), Jr. Co.	9,625	436,590

		28,781,151

Financial Services — 22.4%
ACE, Ltd.Δ	13,600	688,024
AFLAC, Inc.	21,100	977,985
Allstate Corporation (The)	27,752	1,518,867
AMBAC Financial Group, Inc.	4,700	381,170
American Express Co.	53,900	2,868,558
American International Group, Inc.	112,292	6,630,843
Ameriprise Financial, Inc.	10,640	475,289
AmSouth Bancorporation	14,700	388,815
AON Corporation	14,100	490,962
Apartment Investment & Management Co. Class A REIT	4,300	186,835
Archstone-Smith Trust REIT	8,400	427,308
Automatic Data Processing, Inc.	24,500	1,111,075
Bank of America Corporation	198,363	9,541,260
Bank of New York Co., Inc. (The)	34,600	1,114,120
BB&T Corporation	23,700	985,683
Bear Stearns Cos., Inc. (The)	5,010	701,801
Block (H&R), Inc.Δ	13,800	329,268
Boston Properties, Inc. REITΔ	3,900	352,560
Capital One Financial Corporation	12,900	1,102,305
Chubb Corporation	16,700	833,330
CIGNA Corporation	5,200	512,252
Cincinnati Financial Corporation	7,386	347,216
CIT Group, Inc.	9,000	470,610
Citigroup, Inc.	216,330	10,435,759
Comerica, Inc.	7,200	374,328
Commerce Bancorp, Inc.Δ	8,000	285,360
Compass Bancshares, Inc.	4,700	261,320
Countrywide Financial Corporation	26,008	990,385
Dow Jones & Co., Inc.Δ	2,954	103,419
E*TRADE Financial Corporation*	18,600	424,452
Equifax, Inc.	5,900	202,606
Equity Office Properties Trust REITΔ	17,800	649,878
Equity Residential Properties Trust REITΔ	11,900	532,287
Fannie Mae	42,500	2,044,250
Federated Investors, Inc. Class BΔ	4,500	141,750
Fifth Third BancorpΔ	23,294	860,713
First Data Corporation	33,017	1,487,086
First Horizon National Corporation	5,200	209,040
Fiserv, Inc.*	8,500	385,560
Franklin Resources, Inc.	6,600	572,946
Freddie Mac	30,200	1,721,702
Genworth Financial, Inc. Class AΔ	16,200	564,408
Golden West Financial Corporation	11,000	816,200
Goldman Sachs Group, Inc.	19,112	2,875,018
Hartford Financial Services Group, Inc.	13,200	1,116,720
Huntington Bancshares, Inc.Δ	12,100	285,318
Janus Capital Group, Inc.	10,000	179,000
JPMorgan Chase & Co.	152,430	6,402,060
KeyCorp	17,200	613,696
Kimco Realty Corporation REITΔ	8,700	317,463
Legg Mason, Inc.	5,740	571,245
Lehman Brothers Holdings, Inc.	23,200	1,511,480
Lincoln National Corporation	13,019	734,766
Loews Corporation	17,400	616,830
M & T Bank Corporation	3,800	448,096
Marsh & McLennan Cos., Inc.	23,200	623,848
Marshall & Ilsley Corporation	9,300	425,382
MBIA, Inc.Δ	6,300	368,865
Mellon Financial Corporation	17,800	612,854
Merrill Lynch & Co., Inc.	39,980	2,781,009
MetLife, Inc.	32,300	1,654,083
MGIC Investment Corporation	4,100	266,500
Moody’s Corporation	10,500	571,830
Morgan Stanley	46,400	2,932,944
National City Corporation	24,800	897,512
North Fork Bancorporation, Inc.	21,750	656,197
Northern Trust CorporationΔ	8,100	447,930
Paychex, Inc.	14,900	580,802
Plum Creek Timber Co., Inc. REIT	7,700	273,350
PNC Financial Services Group, Inc.Δ	12,200	856,074
Principal Financial GroupΔ	12,600	701,190
Progressive Corporation (The)	34,796	894,605
Prologis Trust REIT	10,500	547,260
Prudential Financial, Inc.	21,600	1,678,320
Public Storage, Inc. REIT	4,100	311,190
Regions Financial Corporation	20,308	672,601
Ryder System, Inc.Δ	2,700	157,761
Safeco Corporation	5,400	304,290
Schwab (Charles) Corporation (The)	45,850	732,683
Simon Property Group, Inc. REIT	8,100	671,814
SLM Corporation	18,100	957,852
Sovereign Bancorp, Inc.Δ	16,065	326,280
St. Paul Travelers Cos., Inc.	30,656	1,366,644
State Street Corporation	14,000	813,260
SunTrust Banks, Inc.	15,600	1,189,656
Synovus Financial CorporationΔ	12,700	340,106
T Rowe Price Group, Inc.	10,800	408,348
Torchmark Corporation	4,600	279,312
UnumProvident CorporationΔ	12,400	224,812
US Bancorp	78,900	2,436,432
Vornado Realty Trust REIT	5,000	487,750
Wachovia Corporation	70,582	3,817,075
Washington Mutual, Inc.	41,746	1,902,783
See Notes to Financial Statements.

	Shares	Value
Wells Fargo & Co.	73,430	$4,925,684
XL Capital, Ltd. Class A	7,700	472,010
Zions Bancorporation	4,100	319,554

		112,059,729

Healthcare — 12.0%
Abbott Laboratories	67,400	2,939,314
Aetna, Inc.	24,400	974,292
Allergan, Inc.	6,615	709,525
AmerisourceBergen Corporation	8,944	374,933
Amgen, Inc.*	51,265	3,344,016
Bard (C.R.), Inc.	4,400	322,344
Bausch & Lomb, Inc.Δ	2,200	107,888
Baxter International, Inc.	27,600	1,014,576
Becton Dickinson & Co.	10,600	647,978
Biogen Idec, Inc.*	15,330	710,239
Biomet, Inc.Δ	10,900	341,061
Boston Scientific Corporation*	52,800	889,152
Bristol-Myers Squibb Co.	86,100	2,226,546
Cardinal Health, Inc.	18,200	1,170,806
Caremark Rx, Inc.	20,000	997,400
Conventry Health Care, Inc.*	6,630	364,252
Eli Lilly & Co.	49,600	2,741,392
Express Scripts, Inc.*	6,400	459,136
Fisher Scientific International, Inc.*	5,100	372,555
Forest Laboratories, Inc.*	14,000	541,660
Genzyme Corporation*	11,600	708,180
Gilead Sciences, Inc.*	19,900	1,177,284
HCA, Inc.	17,900	772,385
Health Management Associates, Inc. Class AΔ	10,200	201,042
Hospira, Inc*	6,550	281,257
Humana, Inc.*	7,000	375,900
IMS Health, Inc.	8,600	230,910
Johnson & Johnson	129,990	7,789,001
King Pharmaceuticals, Inc.*	10,100	171,700
Laboratory Corporation of America Holdings*	5,600	348,488
Manor Care, Inc.Δ	3,700	173,604
McKesson Corporation	12,900	609,912
Medco Health Solutions, Inc.*	13,176	754,721
Medimmune, Inc.Δ*	10,600	287,260
Medtronic, Inc.	53,000	2,486,760
Merck & Co., Inc.	94,900	3,457,207
Millipore CorporationΔ*	2,100	132,279
Mylan Laboratories, Inc.Δ	9,300	186,000
Patterson Cos., Inc.Δ*	6,000	209,580
Pfizer, Inc.	320,783	7,528,777
Quest Diagnostics, Inc.Δ	7,200	431,424
Schering-Plough Corporation	63,100	1,200,793
St. Jude Medical, Inc.*	16,400	531,688
Stryker Corporation	12,700	534,797
Tenet Healthcare CorporationΔ*	19,450	135,761
UnitedHealth Group, Inc.	59,400	2,659,932
Watson Pharmaceuticals, Inc.*	4,600	107,088
WellPoint, Inc.*	27,712	2,016,602
Wyeth	58,300	2,589,103
Zimmer Holdings, Inc.*	11,120	630,726

		59,969,226

Integrated Oils — 6.2%
Chevron Corporation	96,541	5,991,347
ConocoPhillips	71,958	4,715,408
ExxonMobil Corporation	263,044	16,137,749
Hess CorporationΔ	10,800	570,780
Marathon Oil Corporation	16,092	1,340,464
Murphy Oil CorporationΔ	7,100	396,606
Occidental Petroleum Corporation	18,800	1,927,940

		31,080,294

Materials & Processing — 3.6%
Air Products & Chemicals, Inc.	9,500	607,240
Alcoa, Inc.	37,200	1,203,792
Allegheny Technologies, Inc.	3,700	256,188
American Standard Cos., Inc.	7,700	333,179
Archer-Daniels-Midland Co.	28,627	1,181,722
Ashland, Inc.	2,900	193,430
Avery Dennison Corporation	4,600	267,076
Ball CorporationΔ	4,592	170,088
Bemis Co.	4,500	137,790
Dow Chemical Co. (The)	42,600	1,662,678
duPont (E.I.) de Nemours & Co.	39,555	1,645,488
Eastman Chemical Co.	3,500	189,000
Ecolab, Inc.Δ	8,100	328,698
Fluor Corporation	3,600	334,548
Freeport-McMoRan Copper & Gold, Inc. Class BΔ	8,100	448,821
Hercules, Inc.Δ*	4,600	70,196
International Paper Co.	21,300	687,990
Louisiana-Pacific Corporation	4,500	98,550
Masco Corporation	18,600	551,304
MeadWestvaco Corporation	8,045	224,697
Monsanto Co.	11,960	1,006,912
Newmont Mining Corporation	19,300	1,021,549
Nucor CorporationΔ	13,400	726,950
Pactiv Corporation*	7,000	173,250
Phelps Dodge Corporation	9,000	739,440
PPG Industries, Inc.	7,100	468,600
Praxair, Inc.	13,580	733,320
Rohm & Haas Co.Δ	6,700	335,804
Sealed Air CorporationΔ	3,500	182,280
Sherwin-Williams Co.	4,800	227,904
Sigma-Aldrich CorporationΔ	2,900	210,656
Temple-Inland, Inc.	4,800	205,776
United States Steel Corporation	4,700	329,564
Vulcan Materials Co.	4,300	335,400
Weyerhaeuser Co.	10,600	659,850

		17,949,730

Other — 4.3%
3M Co.	33,300	2,689,641
Brunswick Corporation	4,000	133,000
Eaton Corporation	6,300	475,020
General Electric Co.	453,600	14,950,656
Honeywell International, Inc.	35,800	1,442,740
ITT Industries, Inc.	7,800	386,100
Johnson Controls, Inc.	8,192	673,546
Textron, Inc.	5,800	534,644

		21,285,347

Other Energy — 3.9%
Anadarko Petroleum Corporation	19,800	944,262
Apache Corporation	14,748	1,006,551
Baker Hughes, Inc.	15,200	1,244,120
BJ Services Co.	13,900	517,914
Chesapeake Energy CorporationΔ	16,100	487,025
Consol Energy, Inc.Δ	4,257	198,887

See Notes to Financial Statements.

Equity Index Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Devon Energy Corporation	19,000	$1,147,790
Dynegy, Inc. Class AΔ*	14,500	79,315
El Paso Corporation	27,400	411,000
EOG Resources, Inc.	10,300	714,202
Halliburton Co.	22,600	1,677,146
Kerr-McGee Corporation	9,930	688,645
Nabors Industries, Ltd.Δ*	13,200	446,028
National Oilwell Varco, Inc.Δ*	7,300	462,236
Noble Corporation	5,700	424,194
Rowan Cos., Inc.Δ	5,200	185,068
Schlumberger, Ltd.	51,000	3,320,610
Sunoco, Inc.	6,000	415,740
TransOcean, Inc.*	14,000	1,124,480
Valero Energy Corporation	27,100	1,802,692
Weatherford International, Ltd.*	15,498	769,011
Williams Cos., Inc.	25,100	586,336
XTO Energy, Inc.	15,966	706,815

		19,360,067

Producer Durables — 5.0%
Agilent Technologies, Inc.*	19,000	599,640
American Power Conversion
CorporationΔ	7,400	144,226
Andrew Corporation*	8,000	70,880
Applied Materials, Inc.	68,300	1,111,924
Boeing Co. (The)	34,500	2,825,895
Caterpillar, Inc.	28,900	2,152,472
Centex Corporation	5,300	266,590
Cooper Industries, Ltd. Class A	3,900	362,388
Cummins, Inc.Δ	1,900	232,275
Danaher CorporationΔ	10,200	656,064
Deere & Co.Δ	10,400	868,296
Dover Corporation	9,000	444,870
DR Horton, Inc.Δ	11,700	278,694
Emerson Electric Co.	17,800	1,491,818
Goodrich Corporation	5,500	221,595
Grainger (W.W.), Inc.	3,700	278,351
Illinois Tool Works, Inc.	18,000	855,000
Ingersoll-Rand Co., Ltd. Class A	14,600	624,588
KB HOME	3,300	151,305
KLA-Tencor Corporation	8,700	361,659
Lennar Corporation Class A	6,200	275,094
Lexmark International, Inc.*	4,700	262,401
Lockheed Martin Corporation	15,900	1,140,666
Molex, Inc.Δ	6,950	233,312
Northrop Grumman Corporation	15,556	996,517
Novellus Systems, Inc.*	6,400	158,080
Pall CorporationΔ	5,200	145,600
Parker Hannifin Corporation	5,000	388,000
Pitney Bowes, Inc.	9,700	400,610
Pulte Homes, Inc.	9,308	267,977
Rockwell Collins, Inc.	7,900	441,373
Tektronix, Inc.	3,500	102,970
Teradyne, Inc.*	8,100	112,833
Thermo Electron Corporation*	6,710	243,171
Tyco International, Ltd.	86,884	2,389,310
United Technologies Corporation	44,700	2,834,874
Waters Corporation*	4,500	199,800
Xerox Corporation*	41,800	581,438

		25,172,556

Technology — 12.5%
ADC Telecommunications, Inc.*	4,828	81,400
Adobe Systems, Inc.*	26,200	795,432
Advanced Micro Devices, Inc.Δ*	21,200	517,704
Affiliated Computer Services, Inc. Class AΔ*	5,000	258,050
Altera Corporation*	15,500	272,025
Analog Devices, Inc.	15,700	504,598
Apple Computer, Inc.*	36,800	2,102,016
Applera Corporation-Applied Biosystems Group	8,400	271,740
Autodesk, Inc.*	10,360	357,006
Avaya, Inc.*	17,948	204,966
BMC Software, Inc.*	9,300	222,270
Broadcom Corporation Class A*	19,450	584,472
CA, Inc.	20,170	414,494
CIENA CorporationΔ*	23,700	113,997
Cisco Systems, Inc.*	266,500	5,204,745
Citrix Systems, Inc.*	7,300	293,022
Computer Sciences Corporation*	8,400	406,896
Compuware Corporation*	16,100	107,870
Comverse Technology, Inc.*	8,400	166,068
Corning, Inc.*	67,000	1,620,730
Dell, Inc.*	98,800	2,411,708
Electronic Data Systems CorporationΔ	21,900	526,914
EMC Corporation*	102,300	1,122,231
Freescale Semiconductor, Inc. Series B*	18,411	541,283
Gateway, Inc.Δ*	12,700	24,130
General Dynamics Corporation	17,100	1,119,366
Hewlett-Packard Co.	121,302	3,842,847
Intel Corporation	254,700	4,826,565
International Business Machines Corporation	67,900	5,216,078
Intuit, Inc.*	8,000	483,120
Jabil Circuit, Inc.Δ	8,000	204,800
JDS Uniphase CorporationΔ*	71,000	179,630
Juniper Networks, Inc.Δ*	24,600	393,354
L-3 Communications Holdings, Inc.	5,000	377,100
Linear Technology CorporationΔ	13,000	435,370
LSI Logic CorporationΔ*	16,000	143,200
Lucent Technologies, Inc.Δ*	198,476	480,312
Maxim Integrated Products, Inc.	14,500	465,595
Micron Technology, Inc.*	28,300	426,198
Microsoft Corporation	381,400	8,886,620
Motorola, Inc.	109,200	2,200,380
National Semiconductor Corporation	15,000	357,750
NCR Corporation*	7,800	285,792
Network Appliance, Inc.*	16,600	585,980
Novell, Inc.Δ*	15,900	105,417
Nvidia Corporation*	15,300	325,737
Oracle Corporation*	169,300	2,453,157
Parametric Technology CorporationΔ*	4,480	56,941
PerkinElmer, Inc.	5,300	110,770
PMC-Sierra, Inc.Δ*	7,500	70,500
QLogic Corporation*	7,000	120,680
Qualcomm, Inc.	72,500	2,905,075

See Notes to Financial Statements.

	Shares	Value
Raytheon Co.	19,100	$851,287
Rockwell Automation, Inc.	7,600	547,276
Sandisk CorporationΔ*	8,200	418,036
Sanmina-SCI Corporation*	24,900	114,540
Solectron Corporation*	40,200	137,484
Sun Microsystems, Inc.*	152,900	634,535
Symantec Corporation*	44,870	697,280
Symbol Technologies, Inc.Δ	10,457	112,831
Tellabs, Inc.*	20,400	271,524
Texas Instruments, Inc.	69,000	2,090,010
Unisys CorporationΔ*	13,900	87,292
Xilinx, Inc.	15,700	355,605

		62,501,801

Utilities — 7.4%
AES Corporation (The)*	27,500	507,375
Allegheny Energy, Inc.*	6,600	244,662
Alltel Corporation	16,400	1,046,812
Ameren CorporationΔ	9,200	464,600
American Electric Power Co., Inc.	17,800	609,650
AT&T, Inc.Δ	168,700	4,705,043
BellSouth CorporationΔ	77,400	2,801,880
Centerpoint Energy, Inc.Δ	12,800	160,000
CenturyTel, Inc.	6,000	222,900
Citizens Communications Co.	14,500	189,225
CMS Energy CorporationΔ*	8,600	111,284
Comcast Corporation Class A*	92,615	3,032,215
Consolidated Edison, Inc.Δ	10,100	448,844
Constellation Energy Group, Inc.	7,300	397,996
Dominion Resources, Inc.	15,600	1,166,724
DTE Energy Co.Δ	7,300	297,402
Duke Energy Corporation	52,668	1,546,859
Edison International	14,500	565,500
Embarq Corporation*	6,444	264,140
Entergy Corporation	9,352	661,654
Exelon CorporationΔ	29,424	1,672,166
FirstEnergy Corporation	13,784	747,231
FPL Group, Inc.Δ	18,500	765,530
KeySpan Corporation	7,500	303,000
Kinder Morgan, Inc.Δ	4,500	449,505
Nicor, Inc.Δ	1,800	74,700
NiSource, Inc.Δ	11,000	240,240
Peoples Energy CorporationΔ	1,235	44,349
PG&E Corporation	15,800	620,624
Pinnacle West Capital CorporationΔ	3,800	151,658
PPL Corporation	15,600	503,880
Progress Energy, Inc.	11,200	480,144
Public Service Enterprise Group, Inc.	10,900	720,708
Qwest Communications International, Inc.Δ*	68,400	553,356
Sempra Energy	10,900	495,732
Southern Co. (The)	32,300	1,035,215
Sprint Nextel Corporation	128,893	2,576,571
TECO Energy, Inc.Δ	10,000	149,400
TXU Corporation	20,700	1,237,653
Verizon Communications, Inc.Δ	127,674	4,275,802
Xcel Energy Inc.Δ	16,700	320,306

		36,862,535

Total Common Stocks (Cost $398,683,327)		486,133,207

MONEY MARKET FUNDS — 8.2%
GuideStone Funds Money Market Fund (GS4 Class)¥	12,743,613	12,743,613
Northern Institutional Liquid Assets Portfolio§	28,095,055	28,095,055

Total Money Market Funds (Cost $40,838,668)		40,838,668

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
4.66%, 09/21/06‡‡
(Cost $613,422)	$620,000	613,423

TOTAL INVESTMENTS — 105.5%
(Cost $440,135,417)		527,585,298

Liabilities in Excess of Other Assets — (5.5)%		(27,606,589)

NET ASSETS — 100.0%		$499,978,709

PORTFOLIO SUMMARY+
%
Financial Services	22.4
Technology	12.5
Healthcare	12.0
Consumer Discretionary	11.6
Money Market Funds	8.2
Utilities	7.4
Integrated Oils	6.2
Consumer Staples	5.7
Producer Durables	5.0
Other	4.3
Other Energy	3.9
Materials & Processing	3.6
Auto & Transportation	2.6
Futures Contracts	1.7
U.S. Treasury Obligation	0.1

107.2

+	Based on net assets.

See Notes to Financial Statements.

Value Equity Fund

Average Annual Total Returns as of 6/30/06
	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**	GS8 Class*	GS8 Class Benchmark**
One Year	10.58%	10.39%	9.95%	12.10%	9.54%	12.10%
Since Inception	7.19%	6.81%	6.66%	7.41%	10.04%	11.81%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01	11/08/04	11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000® Value Index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-earnings-ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Value Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.7%
Auto & Transportation — 2.8%
Autoliv, Inc.Δ	57,800	$3,269,746
Burlington Northern Santa Fe Corporation	144,200	11,427,850
Con-Way, Inc.	48,000	2,780,640
CSX Corporation	181,000	12,749,640
General Motors CorporationΔ	187,200	5,576,688
Norfolk Southern Corporation	7,400	393,828
Union Pacific Corporation	57,400	5,335,904

		41,534,296

Consumer Discretionary — 10.8%
AnnTaylor Stores Corporation*	64,800	2,811,024
Avon Products, Inc.	88,000	2,728,000
Brinker International, Inc.	78,200	2,838,660
Carnival Corporation	99,900	4,169,826
CBS Corporation Class B	28,200	762,810
Cendant Corporation	489,900	7,980,471
Clear Channel Communications, Inc.*	202,700	6,273,565
Costco Wholesale Corporation	6,400	365,632
Dillard’s, Inc. Class A	53,500	1,703,975
DIRECTV Group, Inc. (The)*	159,000	2,623,500
Eastman Kodak Co.Δ	220,300	5,238,734
Federated Department Stores, Inc.	218,100	7,982,460
Gannett Co., Inc.Δ	128,500	7,187,005
Gap, Inc. (The)	10,700	186,180
Home Depot, Inc. (The)	6,700	239,793
Kimberly-Clark Corporation	135,900	8,385,030
Mattel, Inc.	626,100	10,336,911
McDonald’s Corporation	418,500	14,061,600
Newell Rubbermaid, Inc.	167,200	4,318,776
Office Depot, Inc.Δ*	190,400	7,235,200
Penney (JC) Co., Inc.Δ	54,100	3,652,291
RadioShack CorporationΔ	128,050	1,792,700
Reader’s Digest AssociationΔ	100,000	1,396,000
Sears Holdings Corporation*	39,500	6,116,180
Sony Corporation ADRΔ	152,000	6,694,080
Stanley Works (The)Δ	187,500	8,853,750
Time Warner, Inc.	950,900	16,450,570
Wal-Mart Stores, Inc.	126,200	6,079,054
Walt Disney Co. (The)	146,100	4,383,000
Waste Management, Inc.Δ	184,357	6,614,729

		159,461,506

Consumer Staples — 3.7%
Campbell Soup Co.Δ	92,300	3,425,253
Coca-Cola Co. (The)	28,800	1,238,976
Colgate-Palmolive Co.	2,500	149,750
ConAgra Foods, Inc.	425,200	9,401,172
CVS Corporation	3,600	110,520
General Mills, Inc.	92,000	4,752,720
Heinz (H.J.) Co.	178,800	7,370,136
Kellogg Co.	2,800	135,604
Kraft Foods, Inc. Class AΔ	224,800	6,946,320
Kroger Co.Δ	204,300	4,465,998
Pepsi Bottling Group, Inc.Δ	102,300	3,288,945
Procter & Gamble Co.	108,500	6,032,600
Safeway, Inc.	250,100	6,502,600
Sara Lee Corporation	74,600	1,195,092

		55,015,686

Financial Services — 29.9%
A.G. Edwards, Inc.Δ	29,600	1,637,472
ACE, Ltd.	60,000	3,035,400
Allstate Corporation (The)	314,100	17,190,693
AMBAC Financial Group, Inc.Δ	43,800	3,552,180
American Express Co.	76,000	4,044,720
American International Group, Inc.	254,800	15,045,940
Bank of America Corporation	587,490	28,258,269
Bank of New York Co., Inc. (The)	30,600	985,320
BB&T Corporation	22,900	952,411
Bear Stearns Cos., Inc. (The)	5,100	714,408
Brascan CorporationΔ	79,600	3,233,352
Capital One Financial Corporation	144,500	12,347,525
CB Richard Ellis Group, Inc. Class AΔ*	125,300	3,119,970
Chubb CorporationΔ	242,900	12,120,710
CIGNA Corporation	35,600	3,506,956
Citigroup, Inc.	948,233	45,742,760
Comerica, Inc.	116,100	6,036,039
Countrywide Financial CorporationΔ	145,500	5,540,640
Crescent Real Estate Equities Co. REITΔ	238,400	4,424,704
Fannie Mae	114,600	5,512,260
Fifth Third Bancorp	19,500	720,525
First American CorporationΔ	45,800	1,935,966
Fiserv, Inc.Δ*	69,500	3,152,520
Freddie Mac	86,900	4,954,169
Fulton Financial Corporation	—	8
Genworth Financial, Inc. Class A	19,000	661,960
Golden West Financial Corporation	4,900	363,580
Goldman Sachs Group, Inc.	33,900	5,099,577
Hanover Insurance Group, Inc.Δ	53,600	2,543,856
Hartford Financial Services Group, Inc.	162,700	13,764,420
IndyMac Bancorp, Inc.	65,800	3,016,930
Jones Lang LaSalle, Inc.	14,400	1,260,720
JPMorgan Chase & Co.	993,812	41,740,104
KeyCorp	181,650	6,481,272
Lehman Brothers Holdings, Inc.	105,300	6,860,295
Lincoln National Corporation	12,000	677,280
Loews Corporation	140,300	4,973,635
Marsh & McLennan Cos., Inc.	23,100	621,159
Mellon Financial Corporation	1,300	44,759
Merrill Lynch & Co., Inc.	280,267	19,495,372
MetLife, Inc.	19,000	972,990
MGIC Investment Corporation	81,800	5,317,000
Morgan Stanley	249,300	15,758,253
National City Corporation	121,100	4,382,609
PMI Group, Inc. (The)Δ	69,000	3,076,020

See Notes to Financial Statements.

Value Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
PNC Financial Services Group, Inc.	12,100	$849,057
Principal Financial GroupΔ	86,200	4,797,030
Progressive Corporation (The)	23,700	609,327
Prudential Financial, Inc.	17,600	1,367,520
Radian Group, Inc.Δ	53,800	3,323,764
Regions Financial Corporation	19,100	632,592
Ryder System, Inc.	54,200	3,166,906
Safeco CorporationΔ	61,100	3,442,985
Simon Property Group, Inc. REIT	4,100	340,054
SLM Corporation	166,300	8,800,596
St. Paul Travelers Cos., Inc.Δ	290,300	12,941,574
State Street Corporation	1,100	63,899
SunTrust Banks, Inc.	79,200	6,039,792
UnionBanCal Corporation	28,300	1,827,897
UnumProvident CorporationΔ	264,100	4,788,133
US Bancorp	287,700	8,884,176
Wachovia Corporation	202,000	10,924,160
Washington Mutual, Inc.	582,600	26,554,908
Wells Fargo & Co.	152,000	10,196,160
XL Capital, Ltd. Class AΔ	115,200	7,061,760

		441,488,998

Healthcare — 9.7%
Abbott Laboratories	12,400	540,764
Aetna, Inc.	160,500	6,408,765
AmerisourceBergen CorporationΔ	85,600	3,588,352
Baxter International, Inc.	201,500	7,407,140
Biogen Idec, Inc.*	7,400	342,842
Boston Scientific Corporation*	153,900	2,591,676
Bristol-Myers Squibb Co.	327,200	8,461,392
Cardinal Health, Inc.Δ	45,100	2,901,283
Caremark Rx, Inc.Δ	30,500	1,521,035
Community Health Systems, Inc.Δ*	112,100	4,119,675
Eli Lilly & Co.	9,800	541,646
HCA, Inc.	113,000	4,875,950
Johnson & Johnson	98,200	5,884,144
Kindred Healthcare, Inc.Δ*	135,489	3,522,714
McKesson Corporation	84,000	3,971,520
Medco Health Solutions, Inc.*	107,700	6,169,056
Merck & Co., Inc.	201,200	7,329,716
Millennium Pharmeceuticals, Inc.*	422,000	4,207,340
Mylan Laboratories, Inc.Δ	126,000	2,520,000
Pfizer, Inc.	1,116,900	26,213,643
Schering-Plough Corporation	398,700	7,587,261
Tenet Healthcare Corporation*	485,600	3,389,488
Teva Pharmaceutical Industries, Ltd. ADR	54,652	1,726,457
Triad Hospitals, Inc.*	61,614	2,438,682
Watson Pharmaceuticals, Inc.*	137,000	3,189,360
WellPoint, Inc.*	112,200	8,164,794
Wyeth	303,700	13,487,317

		143,102,012

Integrated Oils — 9.5%
BP PLC ADRΔ	157,868	10,989,192
Chevron Corporation	522,870	32,449,312
ConocoPhillips	549,000	35,975,970
ExxonMobil Corporation	631,900	38,767,065
Hess Corporation	40,100	2,119,285
Marathon Oil Corporation	81,900	6,822,270
Occidental Petroleum Corporation	135,900	13,936,545

		141,059,639

Materials & Processing — 4.3%
Alcoa, Inc.	269,500	8,721,020
Archer-Daniels-Midland Co.	27,200	1,122,816
Dow Chemical Co. (The)	157,900	6,162,837
duPont (E.I.) de Nemours & Co.Δ	137,300	5,711,680
Eagle Materials, Inc.	63,700	3,025,750
International Paper Co.	20,600	665,380
IPSCO, Inc.Δ	24,700	2,363,543
Lyondell Chemical Co.Δ	282,600	6,403,716
Martin Marietta Materials, Inc.	36,100	3,290,515
MeadWestvaco CorporationΔ	383,000	10,697,190
Newmont Mining Corporation	900	47,637
Nucor Corporation	13,000	705,250
Owens-Illinois, Inc.Δ*	81,200	1,360,912
Pactiv Corporation*	264,300	6,541,425
Phelps Dodge Corporation	8,400	690,144
United States Steel CorporationΔ	74,000	5,188,880
Weyerhaeuser Co.	10,300	641,175

		63,339,870

Other — 1.7%
3M Co.	51,400	4,151,578
General Electric Co.	376,300	12,402,848
Honeywell International, Inc.	197,800	7,971,340
Johnson Controls, Inc.	3,500	287,770

		24,813,536

Other Energy — 1.9%
Anadarko Petroleum Corporation	163,400	7,792,546
Apache Corporation	13,800	941,850
Devon Energy Corporation	18,400	1,111,544
EOG Resources, Inc.	5,500	381,370
Holly CorporationΔ	70,800	3,412,560
PanCanadian Energy CorporationΔ	74,500	3,921,680
Unit CorporationΔ*	51,100	2,907,079
Valero Energy Corporation	25,800	1,716,216
Williams Cos., Inc.Δ	140,700	3,286,752
XTO Energy, Inc.	78,700	3,484,049

		28,955,646

Producer Durables — 4.2%
AGCO Corporation*	30,900	813,288
American Power Conversion CorporationΔ	250,200	4,876,398
Boeing Co. (The)	32,600	2,670,266
Centex Corporation	37,600	1,891,280
Cummins, Inc.Δ	29,900	3,655,275
Deere & Co.	9,700	809,853
Emerson Electric Co.	91,900	7,702,139

See Notes to Financial Statements.

	Shares	Value
Illinois Tool Works, Inc.Δ	93,700	$4,450,750
Lennar Corporation Class A	51,800	2,298,366
Lexmark International, Inc.*	115,600	6,453,948
Northrop Grumman CorporationΔ	178,500	11,434,710
Pitney Bowes, Inc.	86,100	3,555,930
Tyco International, Ltd.	207,000	5,692,500
United Technologies Corporation	81,900	5,194,098

		61,498,801

Technology — 6.3%
Avnet, Inc.*	140,300	2,808,806
Computer Sciences Corporation*	30,600	1,482,264
Electronic Data Systems CorporationΔ	409,900	9,862,194
EMC Corporation*	11,600	127,252
General Dynamics Corporation	16,900	1,106,274
Hewlett-Packard Co.	519,600	16,460,928
Intel CorporationΔ	279,000	5,287,050
International Business Machines Corporation	159,500	12,252,790
Intersil Corporation Class A	177,000	4,115,250
Lucent Technologies, Inc.Δ*	2,020,000	4,888,400
Microsoft Corporation	74,000	1,724,200
Motorola, Inc.	244,100	4,918,615
Nokia Corporation ADRΔ	580,400	11,758,904
Nortel Networks CorporationΔ*	467,500	1,047,200
Raytheon Co.Δ	105,400	4,697,678
Seagate Technology, Inc.+	4,600	—
Solectron CorporationΔ*	1,043,000	3,567,060
Sun Microsystems, Inc.*	1,489,200	6,180,180
Symantec Corporation*	24,300	377,622

		92,662,667

Utilities — 10.9%
Alltel Corporation	16,000	1,021,280
American Electric Power Co., Inc.Δ	444,100	15,210,425
AT&T, Inc.	687,509	19,174,626
BCE, Inc.Δ*	132,300	3,128,895
BellSouth Corporation	305,000	11,041,000
CenturyTel, Inc.	86,300	3,206,045
Citizens Communications Co.	114,500	1,494,225
Comcast Corporation Class AΔ*	400,600	13,115,644
Dominion Resources, Inc.Δ	67,400	5,040,846
Duke Energy Corporation	255,600	7,506,972
Edison InternationalΔ	80,500	3,139,500
Entergy Corporation	217,900	15,416,425
Exelon Corporation	4,400	250,052
FirstEnergy CorporationΔ	91,900	4,981,899
FPL Group, Inc.	16,700	691,046
PG&E CorporationΔ	98,200	3,857,296
PPL CorporationΔ	242,700	7,839,210
Progress Energy, Inc. Contingent Value Obligation+*	3,100	1,209
Public Service Enterprise Group, Inc.	10,800	714,096
Qwest Communications International, Inc.*	1,241,000	10,039,690
Southern Co. (The)	31,000	993,550
Sprint Nextel Corporation	92,900	1,857,071
Verizon Communications, Inc.	931,424	31,193,390

		160,914,392

Total Common Stocks (Cost $1,234,764,719)		1,413,847,049

EXCHANGE TRADED FUND — 1.0%
iShares Russell 1000 (Cost $14,748,818)	205,700	15,038,084

MONEY MARKET FUNDS — 10.2%
GuideStone Funds Money Market Fund (GS4 Class)¥	42,418,637	42,418,637
Northern Institutional Liquid Assets Portfolio§	107,988,959	107,988,959

Total Money Market Funds (Cost $150,407,596)		150,407,596

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
4.66%, 09/21/06‡‡
(Cost $4,798,542)	$4,850,000	4,798,551

TOTAL INVESTMENTS — 107.2% (Cost $1,404,719,675)		1,584,091,280
Liabilities in Excess of Other Assets — (7.2)%		(106,629,739)

NET ASSETS — 100.0%		$1,477,461,541

PORTFOLIO SUMMARY+
%
Financial Services	29.9
Utilities	10.9
Consumer Discretionary	10.8
Money Market Funds	10.2
Healthcare	9.7
Integrated Oils	9.5
Technology	6.3
Materials & Processing	4.3
Producer Durables	4.2
Consumer Staples	3.7
Auto & Transportation	2.8
Futures Contracts	2.2
Other Energy	1.9
Other	1.7
Exchange Traded Fund	1.0
U.S. Treasury Obligation	0.3

109.4

+	Based on net assets.

See Notes to Financial Statements.

Growth Equity Fund

Average Annual Total Returns as of 6/30/06
	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**	GS8 Class*	GS8 Class Benchmark**
One Year	4.52%	4.40%	3.99%	6.12%	3.60%	6.12%
Since Inception	1.29%	1.15%	0.87%	0.40%	4.88%	5.34%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01	11/08/04	11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000® Growth Index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	The Russell 1000® Growth Index is a large-cap index consisting of those Russell 1000® Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Growth Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.6%
Auto & Transportation — 4.4%
Burlington Northern Santa Fe Corporation	228,307	$18,093,330
Expeditors International Washington,, Inc..	160,790	9,005,848
FedEx Corporation	211,252	24,686,909
Toyota Motor Corporation ADRΔ	35,596	3,722,985
Union Pacific Corporation	99,004	9,203,412

		64,712,484

Consumer Discretionary — 21.8%
Amazon.com, Inc.Δ*	371,200	14,358,016
Apollo Group, Inc. Class AΔ*	293,400	15,159,978
Bed Bath & Beyond, Inc.Δ*	206,500	6,849,605
Coach, Inc.*	168,025	5,023,948
eBay, Inc.*	1,210,600	35,458,474
Electronic Arts, Inc.*	92,200	3,968,288
Federated Department Stores, Inc.	155,000	5,673,000
Getty Images, Inc.Δ*	67,700	4,299,627
Google, Inc.Δ*	146,800	61,557,644
Home Depot, Inc. (The)Δ	110,682	3,961,309
Iron Mountain, Inc.Δ*	110,600	4,134,228
Lowe’s Cos., Inc.Δ	426,418	25,870,780
Marriott International, Inc. Class AΔ	218,650	8,334,938
Penney (JC) Co., Inc.	113,000	7,628,630
Starbucks CorporationΔ*	1,187,476	44,839,094
Target Corporation	245,801	12,012,295
Univision Communications, Inc. Class AΔ*	206,875	6,930,312
Wal-Mart Stores, Inc.	47,383	2,282,439
Walt Disney Co. (The)	463,520	13,905,600
Yahoo!, Inc.Δ*	884,200	29,178,600
Yum! Brands, Inc.	166,235	8,356,633

		319,783,438

Consumer Staples — 5.4%
Colgate-Palmolive Co.	129,825	7,776,517
PepsiCo, Inc.	238,775	14,336,051
Procter & Gamble Co.	480,500	26,715,800
Walgreen Co.Δ	693,552	31,098,872

		79,927,240

Financial Services — 15.5%
AFLAC, Inc.	236,625	10,967,569
American International Group, Inc.	190,175	11,229,834
CB Richard Ellis Group, Inc. Class AΔ*	52,894	1,317,061
Chicago Mercantile Exchange Holdings, Inc.Δ	52,377	25,724,963
Citigroup, Inc.	211,450	10,200,348
Commerce Bancorp, Inc.Δ	272,545	9,721,680
Countrywide Financial Corporation	363,300	13,834,464
Franklin Resources, Inc.	84,750	7,357,147
Genworth Financial, Inc. Class A	202,996	7,072,381
Goldman Sachs Group, Inc.	79,985	12,032,144
IntercontinentalExchange, Inc.Δ*	82,600	4,785,844
Legg Mason, Inc.Δ	43,500	4,329,120
Lehman Brothers Holdings, Inc.	177,110	11,538,716
Merrill Lynch & Co., Inc.	130,000	9,042,800
Moody’s Corporation	213,800	11,643,548
Progressive Corporation (The)	1,050,984	27,020,799
SLM Corporation	374,680	19,828,066
UBS AGΔ	126,495	13,876,501
US Bancorp	111,425	3,440,804
Wells Fargo & Co.	46,023	3,087,223
Zions Bancorporation	118,500	9,235,890

		227,286,902

Healthcare — 18.9%
Abraxis BioScience, Inc.Δ*	149,900	3,573,616
Aetna, Inc.	143,000	5,709,990
Allergan, Inc.Δ	188,850	20,256,051
Amgen, Inc.Δ*	163,575	10,669,997
Amylin Pharmaceuticals, Inc.Δ*	252,685	12,475,058
Genentech, Inc.Δ*	779,342	63,750,176
Genzyme CorporationΔ*	462,156	28,214,624
Gilead Sciences, Inc.Δ*	148,000	8,755,680
Intuitive Surgical, Inc.Δ*	48,300	5,697,951
Medtronic, Inc.	148,500	6,967,620
Novartis AG ADRΔ	130,225	7,021,732
Patterson Cos., Inc.Δ*	133,600	4,666,648
Pfizer, Inc.	192,000	4,506,240
Quest Diagnostics, Inc.Δ	35,127	2,104,810
Shire PLC ADRΔ	126,550	5,597,307
Stryker CorporationΔ	192,500	8,106,175
Teva Pharmaceutical Industries, Ltd. ADRΔ	614,438	19,410,096
UnitedHealth Group, Inc.	614,127	27,500,607
Varian Medical Systems, Inc.Δ*	345,600	16,364,160
Wyeth	155,275	6,895,763
Zimmer Holdings, Inc.Δ*	164,875	9,351,710

		277,596,011

Materials & Processing — 1.2%
Air Products & Chemicals, Inc.	9,719	621,239
Archer-Daniels-Midland Co.Δ	154,844	6,391,960
Fluor Corporation	75,000	6,969,750
Monsanto Co.	15,327	1,290,380
St. Joe Co.Δ	49,943	2,324,347

		17,597,676

Other — 1.2%
General Electric Co.	547,975	18,061,256

Other Energy — 6.0%
Baker Hughes, Inc.	52,275	4,278,709
Canadian Natural Resources, Ltd.Δ	123,875	6,860,197
Halliburton Co.	121,934	9,048,722
Peabody Energy Corporation	97,937	5,459,988
Schlumberger, Ltd.	667,944	43,489,834
TransOcean, Inc.*	82,800	6,650,496
Valero Energy Corporation	96,775	6,437,473
Weatherford International, Ltd.*	119,825	5,945,716

		88,171,135

See Notes to Financial Statements.

Growth Equity Fund
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Producer Durables — 4.2%
Boeing Co. (The)	125,000	$10,238,750
Caterpillar, Inc.	148,070	11,028,254
Deere & Co.	55,761	4,655,486
KB HOME	90,490	4,148,966
Lennar Corporation Class A	107,713	4,779,226
Lockheed Martin Corporation	88,708	6,363,912
Toll Brothers, Inc.*	54,390	1,390,752
United Technologies Corporation	289,557	18,363,705

		60,969,051

Technology — 13.8%
Adobe Systems, Inc.*	204,190	6,199,208
Apple Computer, Inc.*	298,250	17,036,040
Autodesk, Inc.*	165,050	5,687,623
Cisco Systems, Inc.*	806,022	15,741,610
Cognizant Technology Solutions Corporation Class AΔ*	78,400	5,281,808
Corning, Inc.*	272,000	6,579,680
Dell, Inc.*	300,200	7,327,882
General Dynamics Corporation	141,022	9,231,300
Hewlett-Packard Co.	374,725	11,871,288
Marvell Technology Group, Ltd.Δ*	83,200	3,688,256
Maxim Integrated Products, Inc.	83,680	2,686,965
Microsoft Corporation	258,000	6,011,400
Motorola, Inc.	738,735	14,885,510
Network Appliance, Inc.Δ*	472,225	16,669,543
Qualcomm, Inc.	1,003,131	40,195,459
Red Hat, Inc.Δ*	357,700	8,370,180
Salesforce.com, Inc.Δ*	265,400	7,075,564
Sandisk CorporationΔ*	85,900	4,379,182
Seagate TechnologyΔ	144,500	3,271,480
Seagate Technology, Inc.+	5,600	—
Texas Instruments, Inc.	336,454	10,191,192

		202,381,170

Utilities — 2.2%
America Movil SA de CV ADR Series LΔ	386,971	12,870,655
AT&T, Inc.	331,000	9,231,590
Comcast Corporation Class A*	301,541	9,872,452

		31,974,697

Total Common Stocks (Cost $1,167,118,021)		1,388,461,060

MONEY MARKET FUNDS — 14.9%
GuideStone Funds Money Market Fund (GS4 Class)¥	62,416,731	62,416,731
Northern Institutional Liquid Assets Portfolio§	157,001,689	157,001,689

Total Money Market Funds (Cost $219,418,420)		219,418,420

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
4.66%, 09/21/06‡‡
(Cost $4,155,438)	$4,200,000	4,155,446

TOTAL INVESTMENTS — 109.8% (Cost $1,390,691,879)		1,612,034,926

Liabilities in Excess of Other Assets — (9.8)%		(143,734,234)

NET ASSETS — 100.0%		$1,468,300,692

PORTFOLIO SUMMARY+
%
Consumer Discretionary	21.8
Healthcare	18.9
Financial Services	15.5
Money Market Funds	14.9
Technology	13.8
Other Energy	6.0
Consumer Staples	5.4
Auto & Transportation	4.4
Producer Durables	4.2
Futures Contracts	3.7
Utilities	2.2
Materials & Processing	1.2
Other	1.2
U.S. Treasury Obligation	0.3

113.5

+	Based on net assets.

See Notes to Financial Statements.

Small Cap Equity Fund

Average Annual Total Returns as of 6/30/06
	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**	GS8 Class*	GS8 Class Benchmark**
One Year	11.63%	11.49%	10.94%	14.58%	10.63%	14.58%
Since Inception	8.46%	8.29%	7.99%	10.21%	11.14%	13.26%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01	11/08/04	11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 2000® Index.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	The Russell 2000® Index is a small-cap equity index comprised of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Small Cap Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.5%
Auto & Transportation — 4.1%
Accuride CorporationΔ*	63,000	$785,610
AirTran Holdings, Inc.Δ*	88,600	1,316,596
American Commercial Lines, Inc.Δ*	10,400	626,600
American Railcar Industries, Inc.Δ	19,500	645,645
Arkansas Best Corporation	25,800	1,295,418
Autoliv, Inc.	31,600	1,787,612
Commercial Vehicle Group, Inc.Δ*	59,600	1,232,528
ExpressJet Holdings, Inc.Δ*	77,600	536,216
Freightcar America, Inc.	8,100	449,631
Genesee & Wyoming, Inc. Class AΔ*	23,400	829,998
Horizon Lines, Inc. Class AΔ	17,200	275,544
JB Hunt Transport Services, Inc.Δ	62,100	1,546,911
Laidlaw International, Inc.	32,200	811,440
Marten Transport, Ltd.Δ*	41,400	900,036
Noble International, Ltd.Δ	28,550	408,836
Old Dominion Freight Line, Inc.*	17,212	646,999
OMI CorporationΔ	150,600	3,260,490
Pacer International, Inc.Δ	24,800	807,984
Republic Airways Holdings, Inc.Δ*	22,748	387,171
Sea Containers, Ltd. Class AΔ	50,000	237,500
Thor Industries, Inc.Δ	20,300	983,535
TRW Automotive Holdings Corporation*	30,900	842,952
Tsakos Energy Navigation, Ltd.Δ	16,500	687,720
UTI Worldwide, Inc.	35,600	898,188
Wabash National CorporationΔ	60,392	927,621
Wabtec Corporation	9,500	355,300

		23,484,081

Consumer Discretionary — 18.1%
Aaron Rents, Inc.Δ	46,650	1,253,952
Advance Auto Parts, Inc.	16,350	472,515
Advisory Board Co. (The)Δ*	18,300	880,047
Advo, Inc.Δ	21,300	524,193
AMERCO, Inc.Δ*	7,300	734,818
American Woodmark CorporationΔ	31,500	1,103,760
America’s Car-Mart, Inc.Δ*	41,000	832,710
Barrett Business Services, Inc.Δ*	20,800	381,680
BJ’s Wholesale Club, Inc.*	43,400	1,230,390
Brown Shoe Co., Inc.	18,800	640,704
Cato Corporation Class A	28,300	731,555
Central Garden & Pet Co.Δ*	33,900	1,459,395
Cenveo, Inc.*	52,800	947,760
Charlotte Russe Holding, Inc.Δ*	62,200	1,489,068
Chemed CorporationΔ	22,400	1,221,472
Computer Learning Centers*	24,439	2
Convergys Corporation*	64,100	1,249,950
Corporate Executive Board Co.	19,100	1,913,820
CoStar Group, Inc.Δ*	31,050	1,857,721
CRA International, Inc.Δ*	8,100	365,634
CROCS, Inc.Δ*	26,800	674,020
Ctrip.com International, Ltd. ADRΔ	17,600	898,480
Deckers Outdoor CorporationΔ*	43,700	1,685,072
Dillard’s, Inc. Class AΔ	49,800	1,586,130
DTS, Inc.*	13,450	262,006
EarthLink, Inc.*	103,100	892,846
Educate, Inc.Δ*	9,600	73,536
Entravision Communications Corporation Class A*	223,058	1,911,607
EZCORP, Inc. Class AΔ*	39,500	1,488,755
FirstService CorporationΔ*	24,300	647,352
Furniture Brands International, Inc.Δ	57,100	1,189,964
GameStop Corporation Class AΔ*	11,900	499,800
Group 1 Automotive, Inc.Δ	24,100	1,357,794
Guitar Center, Inc.Δ*	8,300	369,101
Gymboree CorporationΔ*	19,900	691,724
Harris Interactive, Inc.*	209,644	1,194,971
Helen of Troy, Ltd.Δ*	47,500	874,000
Herbalife, Ltd.*	41,900	1,671,810
Hibbett Sporting Goods, Inc.Δ*	35,800	855,620
Iconix Brand Group, Inc.Δ*	30,300	495,102
Insight Enterprises, Inc.Δ*	76,300	1,453,515
Inter Parfums, Inc.Δ	30,900	532,098
inVentiv Health, Inc.Δ*	19,000	546,820
Jack in the Box, Inc.*	16,500	646,800
Jackson Hewitt Tax Service, Inc.	67,200	2,106,720
Jakks Pacific, Inc.Δ*	41,400	831,726
JOS. A. Bank Clothiers, Inc.Δ*	3,800	91,048
Kellwood Co.	25,900	758,093
Kenexa CorporationΔ*	18,100	576,485
Life Time Fitness, Inc.Δ*	23,200	1,073,464
LoJack CorporationΔ*	28,900	545,054
Manpower, Inc.	12,800	826,880
Marchex, Inc. Class BΔ*	24,400	400,892
Marvel Entertainment, Inc.Δ*	35,400	708,000
Monro Muffler Brake, Inc.Δ	21,500	700,040
MPS Group, Inc.Δ*	65,700	989,442
MSC Industrial Direct Co., Inc. Class A	5,900	280,663
MWI Veterinary Supply, Inc.Δ*	22,200	808,746
Navigant Consulting, Inc.Δ*	26,600	602,490
OfficeMax, Inc.	17,300	704,975
On Assignment, Inc.*	67,000	615,730
Orient-Express Hotels, Ltd. Class AΔ	24,700	959,348
Outdoor Channel Holdings, Inc.Δ*	37,900	391,128
Parlux Fragrance, Inc.Δ*	99,000	959,310
Perry Ellis International, Inc.Δ*	41,300	1,045,303
Pool CorporationΔ	86,525	3,775,086
Rare Hospitality International, Inc.*	11,150	320,674
Red Robin Gourmet Burgers, Inc.Δ*	13,000	553,280
Rent-A-Center, Inc.*	51,100	1,270,346
Resources Connection, Inc.Δ*	87,000	2,176,740
Rocky Brands, Inc.Δ*	44,000	935,000

See Notes to Financial Statements.

	Shares	Value
Ruby Tuesday, Inc.Δ	42,400	$1,034,984
Rush Enterprises, Inc. Class AΔ*	51,681	939,044
Ruth’s Chris Steak HouseΔ*	21,300	434,946
Schawk, Inc.Δ	59,000	1,032,500
Select Comfort CorporationΔ*	236,035	5,421,724
Shaw Communications, Inc. Class B	56,900	1,609,701
Source Interlink Cos., Inc.Δ*	54,900	653,310
Sportsman’s Guide, Inc.Δ*	6,500	198,250
Stamps.com, Inc.Δ*	18,800	523,016
Stanley Furniture Co., Inc.Δ	31,700	759,849
Steiner Leisure, Ltd.Δ*	45,700	1,806,521
Strayer Education, Inc.Δ	25,700	2,495,984
Tech Data Corporation*	36,000	1,379,160
TeleTech Holdings, Inc.Δ*	34,200	432,972
THQ, Inc.Δ*	36,800	794,880
Too, Inc.Δ*	36,000	1,382,040
Toro Co.	31,200	1,457,040
Tractor Supply Co.*	16,500	911,955
True Religion Apparel, Inc.Δ*	24,800	438,960
United Natural Foods, Inc.Δ*	36,400	1,201,928
United Online, Inc.Δ	71,700	860,400
Universal Electronics, Inc.*	73,785	1,306,732
USANA Health Sciences, Inc.Δ*	45,100	1,709,290
ValueClick, Inc.Δ*	45,900	704,565
VistaPrint, Ltd.Δ*	25,900	692,566
Warnaco Group, Inc. (The)Δ*	42,620	796,142
WESCO International, Inc.*	24,500	1,690,500
West Corporation*	42,500	2,036,175
Wolverine World Wide, Inc.	37,600	877,208
World Fuel Services Corporation	6,400	292,416

		102,671,490

Consumer Staples — 0.8%
Hormel Foods Corporation	20,800	772,512
J & J Snack Foods Corporation	64,652	2,138,042
John B. Sanfillippo & SonΔ*	33,200	439,900
NBTY, Inc.Δ*	28,400	679,044
Pilgrim’s Pride Corporation	28,500	735,300

		4,764,798

Financial Services — 21.8%
A.G. Edwards, Inc.	35,800	1,980,456
Accredited Home Lenders Holding Co.Δ*	44,500	2,127,545
Affiliated Managers Group, Inc.Δ*	16,300	1,416,307
Alliance Data Systems Corporation*	84,800	4,987,936
American Equity Investment Life Holding Co.Δ	70,600	752,596
American Financial Group, Inc.	25,000	1,072,500
American Home Mortgage Investment Corporation REITΔ	35,700	1,315,902
AmeriCredit CorporationΔ*	22,800	636,576
Arch Capital Group, Ltd.*	18,300	1,088,118
Argonaut Group, Inc.Δ*	30,100	904,204
Assurant, Inc.	23,900	1,156,760
Assured Guaranty, Ltd.	30,100	763,637
Asta Funding, Inc.Δ	69,500	2,602,775
Banco Latinoamericano de Exportaciones SAΔ	53,400	834,642
Bancshares of Florida, Inc.Δ*	19,700	433,400
BankUnited Financial Corporation Class AΔ	39,500	1,205,540
Brookline Bancorp, Inc.Δ	83,723	1,152,866
CB Richard Ellis Group, Inc. Class A*	61,500	1,531,350
Central Pacific Financial CorporationΔ	24,600	952,020
Cohen & Steers, Inc.Δ	21,200	500,320
Colonial BancGroup, Inc.	36,000	924,480
Commerce Bancshares, Inc.	22,811	1,141,691
Commerce Group, Inc.	50,800	1,500,632
CompuCredit CorporationΔ*	27,200	1,045,568
Corus Bankshares, Inc.Δ	49,700	1,301,146
Covanta Holding CorporationΔ*	35,700	630,105
CVB Financial CorporationΔ	48,682	762,360
Cybersource CorporationΔ*	40,000	468,000
Digital Insight Corporation*	12,600	432,054
Direct General CorporationΔ	30,900	522,828
Doral Financial CorporationΔ	129,100	827,531
Downey Financial CorporationΔ	27,200	1,845,520
Euronet Worldwide, Inc.Δ*	25,400	974,598
Fieldstone Investment Corporation REITΔ	22,800	208,848
First Acceptance CorporationΔ*	31,611	372,378
First American Corporation	33,900	1,432,953
First Bancorp Puerto RicoΔ	140,500	1,306,650
First Cash Financial Services, Inc.Δ*	50,100	989,475
First Community Bancorp, Inc.Δ	8,700	513,996
First Regional BancorpΔ*	9,300	818,400
FirstFed Financial CorporationΔ*	37,500	2,162,625
Fremont General CorporationΔ	113,400	2,104,704
Global Payments, Inc.	32,600	1,582,730
Greenhill & Co., Inc.Δ	20,400	1,239,504
Hanmi Financial CorporationΔ	32,059	623,227
Hanover Insurance Group, Inc.	33,600	1,594,656
HCC Insurance Holdings, Inc.	120,835	3,557,382
HealthExtras, Inc.Δ*	34,700	1,048,634
Heartland Payment Systems, Inc.Δ*	10,500	292,740
Hilb, Rogal & Hobbs Co.Δ	110,882	4,132,572
Huron Consulting Group, Inc.*	35,200	1,235,168
IndyMac Bancorp, Inc.	36,900	1,691,865
Infinity Property & Casualty CorporationΔ	30,300	1,242,300
Investment Technology Group, Inc.Δ*	15,400	783,244
Investors Financial Services CorporationΔ	67,400	3,026,260

See Notes to Financial Statements.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Jack Henry & Associates, Inc.Δ	112,900	$2,219,614
Jefferies Group, Inc.Δ	38,400	1,137,792
John H. Harland Co.	24,700	1,074,450
Jones Lang LaSalle, Inc.Δ	29,300	2,565,215
Kingsway Financial Services, Inc.Δ	37,100	671,139
Knight Capital Group, Inc. Class AΔ*	112,700	1,716,421
LandAmerica Financial Group, Inc.Δ	22,100	1,427,660
Markel Corporation*	4,700	1,630,900
Max Re Capital, Ltd.	50,200	1,096,368
Mercury General Corporation	20,600	1,161,222
Midwest Banc Holdings, Inc.Δ	23,100	513,975
Municipal Mortgage & Equity LLCΔ	13,200	358,512
National Financial Partners CorporationΔ	10,800	478,548
National Interstate CorporationΔ	15,500	420,360
New Century Financial Corporation REITΔ	7,400	338,550
Ohio Casualty CorporationΔ	106,871	3,177,275
optionsXpress Holdings, Inc.Δ	75,200	1,752,912
Piper Jaffray Cos., Inc.Δ*	20,300	1,242,563
PMI Group, Inc. (The)Δ	44,500	1,983,810
Portfolio Recovery Associates, Inc.Δ*	33,400	1,526,380
Primus Guaranty, Ltd.Δ*	66,200	734,820
PrivateBancorp, Inc.Δ	38,361	1,588,529
Quanta Capital Holdings, Ltd.*	49,400	127,946
Radian Group, Inc.	35,800	2,211,724
Reinsurance Group of America, Inc.	13,700	673,355
Ryder System, Inc.	28,500	1,665,255
Safety Insurance Group, Inc.Δ	28,900	1,374,195
Saxon Capital, Inc. REITΔ	59,900	685,256
Sotheby’s Holdings Class AΔ*	25,400	666,750
Texas Capital Bancshares, Inc.Δ*	43,300	1,008,890
TierOne Corporation	39,900	1,347,423
Triad Guaranty, Inc.Δ*	23,900	1,168,232
UCBH Holdings, Inc.Δ	27,000	446,580
USI Holdings CorporationΔ*	170,887	2,291,595
W.R. Berkley Corporation	42,150	1,438,579
Waddell & Reed Financial, Inc. Class A	19,300	396,808
Webster Financial Corporation	26,900	1,276,136
Whitney Holding Corporation	20,400	721,548
Williams Scotsman International, Inc.Δ*	79,245	1,730,711
Wilmington Trust Corporation	16,900	712,842
World Acceptance Corporation*	18,900	671,328
Wright Express CorporationΔ*	48,000	1,379,520
Zenith National Insurance Corporation	28,350	1,124,644

		123,688,606

Healthcare — 12.0%
Adeza Biomedical Corporation*	39,400	552,388
Allion Healthcare, Inc.Δ*	36,600	318,054
Alphatec Holdings, Inc.Δ*	35,000	219,800
Amedisys, Inc.Δ*	106,000	4,017,400
American Dental Partners, Inc.Δ*	42,600	650,076
Analogic CorporationΔ	20,700	964,827
Arqule, Inc.Δ*	116,000	654,240
Arthrocare CorporationΔ*	9,350	392,793
Aspreva Pharmaceuticals CorporationΔ*	29,200	792,488
AtriCure, Inc.Δ*	42,500	319,600
BioMarin Pharmaceuticals, Inc.Δ*	69,700	1,001,589
Bio-Rad Laboratories, Inc. Class A*	12,400	805,256
Cardiome Pharma CorporationΔ*	12,900	114,036
Centene CorporationΔ*	35,700	840,021
Charles River Laboratories International, Inc.Δ*	11,600	426,880
Chattem, Inc.Δ*	36,100	1,096,357
Connetics CorporationΔ*	50,200	590,352
Conor Medsystems, Inc.Δ*	31,500	869,085
Curis, Inc.Δ*	129,600	174,960
CV Therapeutics, Inc.Δ*	34,400	480,568
Dade Behring Holdings, Inc.	39,000	1,623,960
Digene CorporationΔ*	40,400	1,565,096
DJO, Inc.Δ*	16,000	589,280
Eclipsys CorporationΔ*	31,300	568,408
Five Star Quality Care, Inc.+	2,086	—
Genesis HealthCare Corporation*	15,200	720,024
Haemonetics Corporation*	17,800	827,878
Healthways, Inc.Δ*	13,700	721,168
Icon PLC ADRΔ*	48,675	2,691,728
ICU Medical, Inc.Δ*	22,000	929,280
Integra LifeSciences Holdings CorporationΔ*	20,100	780,081
Intuitive Surgical, Inc.*	3,500	412,895
Kensey Nash CorporationΔ*	26,300	775,850
King Pharmaceuticals, Inc.*	107,600	1,829,200
KV Pharmaceutical Co. Class AΔ*	30,200	563,532
Kyphon, Inc.*	55,900	2,144,324
LCA-Vision, Inc.Δ	57,310	3,032,272
Magellan Health Services, Inc.*	40,600	1,839,586
Matria Healthcare, Inc.Δ*	22,800	488,376
Medarex, Inc.Δ*	148,000	1,422,280
Medicines Co.Δ*	39,300	768,315
Mentor CorporationΔ	21,800	948,300
MGI Pharma, Inc.Δ*	30,880	663,920
Mylan Laboratories, Inc.	32,300	646,000
Nektar TherapeuticsΔ*	61,200	1,122,408
Onyx Pharmaceuticals, Inc.Δ*	28,700	483,021
Option Care, Inc.Δ	122,791	1,471,036
Orthofix International NV*	24,300	926,559
Owens & Minor, Inc.	22,600	646,360

See Notes to Financial Statements.

	Shares	Value
Panacos Pharmaceuticals, Inc.Δ*	67,000	$369,840
Par Pharmaceutical Cos., Inc.Δ*	60,822	1,122,774
PDL BioPharma, Inc.Δ*	21,900	403,179
Pediatrix Medical Group, Inc.*	45,300	2,052,090
Pharmion CorporationΔ*	31,900	543,257
PolyMedica CorporationΔ	25,805	927,948
Psychiatric Solutions, Inc.Δ*	10,400	298,064
Quality Systems, Inc.Δ	9,600	353,472
Radiation Therapy Services, Inc.Δ*	15,900	427,869
Respironics, Inc.*	41,900	1,433,818
Salix Pharmaceuticals, Ltd.Δ*	42,200	519,060
Sierra Health Services, Inc.*	13,100	589,893
Sirna Therapeutics, Inc.Δ*	76,900	438,330
Stereotaxis, Inc.Δ*	67,200	725,088
Stericycle, Inc.Δ*	15,200	989,520
Symmetry Medical, Inc.Δ*	86,300	1,329,020
Syneron Medical, Ltd.Δ*	66,900	1,396,872
Taro Pharmaceuticals IndustriesΔ*	57,500	610,075
TriPath Imaging, Inc.Δ*	119,889	793,665
United Surgical Partners International, Inc.*	52,500	1,578,675
VCA Antech, Inc.Δ*	73,300	2,340,469
Ventana Medical Systems*	26,400	1,245,552
WellCare Health Plans, Inc.Δ*	24,700	1,211,535

		68,181,972

Integrated Oils — 0.3%
Giant Industries, Inc.Δ*	14,500	964,975
Petrocorp, Inc. Escrow Shares+	500	—
Vaalco Energy, Inc.Δ*	101,200	987,712

		1,952,687

Materials & Processing — 10.3%
Aleris International, Inc.Δ*	19,800	907,830
AptarGroup, Inc.	15,700	778,877
Beacon Roofing Supply, Inc.Δ*	197,567	4,348,450
Bemis Co.Δ	22,700	695,074
BlueLinx Holdings, Inc.Δ	83,000	1,081,490
Building Materials Holding CorporationΔ	17,800	496,086
Carpenter Technology CorporationΔ	12,800	1,478,400
Century Aluminum Co.Δ*	24,600	877,974
Clarcor, Inc.	9,400	280,026
Cleveland-Cliffs, Inc.Δ	4,100	325,089
Commercial Metals Co.Δ	96,572	2,481,900
DHB Industries, Inc.+Δ*	50,300	78,971
Eagle Materials, Inc.	44,300	2,104,250
EMCOR Group, Inc.Δ*	32,300	1,572,041
Encore Wire CorporationΔ*	45,300	1,628,082
Energizer Holdings, Inc.Δ*	29,300	1,716,101
Florida Rock Industries, Inc.	11,200	556,304
Forest City Enterprises, Inc. Class AΔ	26,600	1,327,606
Gibraltar Industries, Inc.Δ	38,172	1,106,988
Granite Construction, Inc.Δ	17,300	783,171
H.B. Fuller Co.	20,700	901,899
Hexcel CorporationΔ*	137,272	2,156,543
Houston Wire & Cable Co.Δ*	36,800	632,960
Infrasource Services, Inc.*	27,400	498,954
Interline Brands, Inc.*	13,900	324,982
IPSCO, Inc.	15,300	1,464,057
Lamson & Sessions Co.Δ*	69,300	1,965,348
Lone Star Technologies, Inc.Δ*	18,200	983,164
Louisiana-Pacific Corporation	48,600	1,064,340
Martin Marietta Materials, Inc.	12,900	1,175,835
Methanex CorporationΔ	104,900	2,221,782
Mobile Mini, Inc.Δ*	52,700	1,542,002
Mueller Industries, Inc.Δ	40,500	1,337,715
Mueller Water Products, Inc. Class AΔ*	29,100	506,631
NCI Building Systems, Inc.Δ*	25,200	1,339,884
Nuco2, Inc.Δ*	18,900	454,356
OM Group, Inc.*	38,100	1,175,385
Pactiv Corporation*	64,700	1,601,325
PolyOne CorporationΔ*	80,200	704,156
RBC Bearings, Inc.*	45,100	1,023,770
Resource Capital CorporationΔ	39,000	501,930
Rogers CorporationΔ*	13,900	783,126
RTI International Metals, Inc.Δ*	10,200	569,568
Ryerson, Inc.Δ	7,300	197,100
Senomyx, Inc.Δ*	19,000	274,170
Silgan Holdings, Inc.	13,800	510,738
Steel Dynamics, Inc.Δ	37,100	2,438,954
Symyx Technologies*	14,100	340,515
Texas Industries, Inc.Δ	11,300	600,030
Trammell Crow Co.Δ*	97,900	3,443,143
Valmont Industries, Inc.Δ	13,400	622,966
Westlake Chemical Corporation	20,100	598,980

		58,581,018

Other — 0.2%
Lancaster Colony Corporation	17,200	678,884
Ritchie Bros. Auctioneers, Inc.Δ	13,200	701,976

		1,380,860

Other Energy — 4.9%
Alon USA Energy, Inc.	13,300	418,551
ATP Oil & Gas CorporationΔ*	21,800	914,074
Basic Energy Services, Inc.Δ*	19,400	593,058
Brigham Exploration Co.Δ*	84,600	669,186
Bronco Drilling Co., Inc.Δ*	24,100	503,449
Denbury Resources, Inc.*	69,700	2,207,399
Encore Acquisition Co.Δ*	31,850	854,536
EXCO Resources, Inc.*	134,500	1,533,300
Foundation Coal Holdings, Inc.	12,300	577,239
Hercules Offshore, Inc.Δ*	13,600	476,000
Holly CorporationΔ	49,000	2,361,800
Hydril Co.Δ*	13,000	1,020,760
KFX, Inc.Δ*	36,200	553,136
Massey Energy Co.Δ	43,426	1,563,336

See Notes to Financial Statements.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Oil States International, Inc.Δ*	24,200	$829,576
Petroquest Energy, Inc.Δ*	74,682	917,095
Pioneer Drilling Co.Δ*	34,100	526,504
Quicksilver Resources, Inc.Δ*	20,900	769,329
St. Mary Land & Exploration Co.Δ	17,800	716,450
TODCO Class A	30,200	1,233,670
Toreador Resources CorporationΔ*	15,800	444,454
Trico Marine Services, Inc.*	7,800	265,200
Unit Corporation*	34,250	1,948,482
Universal Compression Holdings, Inc.Δ*	31,300	1,970,961
Veritas DGC, Inc.Δ*	26,700	1,377,186
Warrior Energy Service CorporationΔ*	6,400	155,712
Western Refining, Inc.Δ	17,200	371,176
W-H Energy Services, Inc.*	15,200	772,616
Whiting Petroleum CorporationΔ*	24,500	1,025,815

		27,570,050

Producer Durables — 7.9%
Actuant Corporation Class AΔ	55,434	2,768,928
AGCO CorporationΔ*	21,700	571,144
Allied Defense Group, Inc. (The)Δ*	25,100	551,949
Argon ST, Inc.Δ*	19,000	505,970
Astec Industries, Inc.Δ*	11,750	400,910
ATMI, Inc.*	26,200	645,044
Beazer Homes USA, Inc.Δ	22,500	1,032,075
Belden CDT, Inc.Δ	46,600	1,540,130
Bucyrus International, Inc. Class AΔ	11,800	595,900
Cascade CorporationΔ	14,800	585,340
Centex Corporation	26,848	1,350,454
Cognex Corporation	32,700	851,181
Cummins, Inc.Δ	12,600	1,540,350
Curtiss-Wright CorporationΔ	41,800	1,290,784
Cymer, Inc.Δ*	30,200	1,403,092
Dionex Corporation*	17,200	940,152
ESCO Technologies, Inc.Δ*	12,300	657,435
Flow International CorporationΔ*	26,000	365,820
Gardner Denver, Inc.Δ*	16,000	616,000
Gehl Co.Δ*	20,600	525,918
Genlyte Group, Inc.Δ*	24,076	1,743,825
Graco, Inc.Δ	23,300	1,071,334
Headwaters, Inc.Δ*	36,400	930,384
Hovnanian Enterprises, Inc. Class AΔ*	28,700	863,296
Itron, Inc.*	13,650	808,899
Ladish Co., Inc.*	14,500	543,315
Lexmark International, Inc.*	23,000	1,284,090
Littelfuse, Inc.*	25,000	859,500
Measurement Specialties, Inc.Δ*	95,300	2,122,331
Meritage Homes CorporationΔ*	39,000	1,842,750
Middleby CorporationΔ*	3,700	320,272
MKS Instruments, Inc.*	37,600	756,512
MTC Technologies, Inc.Δ*	19,900	470,237
Orbital Sciences CorporationΔ*	54,700	882,858
Polycom, Inc.*	56,700	1,242,864
Regal-Beloit Corporation	8,400	370,860
Rofin-Sinar Technologies, Inc.*	11,900	683,893
Rudolph Technologies, Inc.Δ*	36,100	523,450
Ryland Group, Inc.Δ	52,332	2,280,105
SBA Communications Corporation Class AΔ*	28,600	747,604
Spectralink CorporationΔ	84,800	747,936
Technical Olympic USA, Inc.Δ	77,100	1,107,156
United Industrial CorporationΔ	19,200	868,800
Varian Semiconductor Equipment Associates, Inc.*	58,950	1,922,360
X-Rite, Inc.Δ	89,955	988,606

		44,721,813

Technology — 11.5%
Aeroflex, Inc.*	54,300	633,681
Alvarion, Ltd.Δ*	69,500	426,730
American Reprographics Co.*	34,200	1,239,750
Anaren, Inc.*	13,900	284,811
Ansys, Inc.*	14,400	688,608
Arrow Electronics, Inc.*	11,800	379,960
Atheros Communications, Inc.Δ*	24,400	462,624
Avid Technology, Inc.Δ*	22,800	759,924
Avnet, Inc.*	28,200	564,564
Avocent Corporation*	17,000	446,250
BMC Software, Inc.*	48,200	1,151,980
Bottomline Technologies, Inc.Δ*	30,900	251,526
CACI International, Inc. Class AΔ*	43,457	2,534,847
Click Commerce, Inc.Δ*	19,900	392,627
Comtech TelecommunicationsΔ*	81,000	2,370,870
CPI International, Inc.*	30,800	446,600
Cryptologic, Inc.Δ	60,900	1,474,998
CSG Systems International, Inc.*	21,100	522,014
DealerTrack Holdings, Inc.Δ*	21,800	481,998
Digitas, Inc.Δ*	43,500	505,470
Emageon, Inc.Δ*	44,900	655,091
Epicor Software CorporationΔ*	179,900	1,894,347
Equinix, Inc.Δ*	24,950	1,368,757
Exar CorporationΔ*	30,500	404,735
F5 Networks, Inc.Δ*	9,600	513,408
Filenet CorporationΔ*	7,800	210,054
FLIR Systems, Inc.Δ*	15,800	348,548
FormFactor, Inc.Δ*	16,500	736,395
Foundry Networks, Inc.*	114,600	1,221,636
Herley Industries, Inc.Δ*	62,000	695,020
i2 Technologies, Inc.Δ*	43,800	554,946
Informatica CorporationΔ*	37,600	494,816
Ingram Micro, Inc. Class A*	74,400	1,348,872
j2 Global Communications, Inc.Δ*	66,500	2,076,130
Kanbay International, Inc.Δ*	55,000	799,700
Keane, Inc.Δ*	85,700	1,071,250
Komag, Inc.Δ*	17,900	826,622

See Notes to Financial Statements.

	Shares	Value
Lionbridge Technologies, Inc.Δ*	115,000	$635,950
Merge Technologies, Inc.Δ*	87,400	1,075,894
Micros Systems, Inc.Δ*	24,400	1,065,792
Microsemi CorporationΔ*	75,500	1,840,690
MicroStrategy, Inc. Class AΔ*	12,000	1,170,240
M-Systems Flash Disk PioneersΔ*	40,500	1,200,015
Multi-Fineline Electronix, Inc.Δ*	19,700	653,843
NAM TAI Electronics, Inc.Δ	26,100	583,857
Neoware, Inc.Δ*	37,600	462,104
Netgear, Inc.Δ*	38,000	822,700
NovAtel, Inc.*	21,700	741,272
Omnivision Technologies, Inc.Δ*	26,700	563,904
Openwave Systems, Inc.Δ*	48,000	553,920
Park Electrochemical CorporationΔ	13,800	355,350
PDF Solutions, Inc.Δ*	50,000	620,500
Power Intergrations, Inc.Δ*	36,000	629,280
Rackable Systems, Inc.Δ*	6,600	260,634
Radisys CorporationΔ*	64,977	1,426,895
RADVision, Ltd.Δ*	35,400	564,276
RF Micro Devices, Inc.*	62,600	373,722
SafeNet, Inc.Δ*	48,800	864,736
Semtech Corporation*	40,600	586,670
SI International, Inc.Δ*	24,200	741,972
Silicon Motion Technology Corporation ADR*	28,100	402,954
Stratasys, Inc.Δ*	62,096	1,829,348
Supertex, Inc.Δ*	17,300	690,962
Synaptics, Inc.Δ*	15,600	333,840
Talx CorporationΔ	20,300	443,961
Tessera Technologies, Inc.Δ*	20,000	550,000
Transaction Systems Architects, Inc.Δ*	25,000	1,042,250
Trident Microsystems, Inc.*	22,500	427,050
Trimble Navigation, Ltd.*	6,400	285,696
TRX, Inc.*	61,600	555,016
VeriFone Holdings, Inc.Δ*	30,300	923,544
Verint Systems, Inc.*	16,000	467,040
Viasat, Inc.*	21,700	557,256
Volterra Semiconductor CorporationΔ*	56,900	868,294
WebEx Communications, Inc.Δ*	40,300	1,432,262
Websense, Inc.Δ*	102,802	2,111,553
Wind River Systems, Inc.Δ*	61,000	542,900
Witness Systems, Inc.Δ*	46,100	929,837
Xyratex, Ltd.Δ*	29,400	777,630
Zoran CorporationΔ*	35,200	856,768

		65,062,536

Utilities — 3.6%
AGL Resources, Inc.	18,700	712,844
Allegheny Energy, Inc.*	20,700	767,349
Alliant Energy Corporation	49,800	1,708,140
Avista Corporation	18,200	415,506
CenturyTel, Inc.	54,400	2,020,960
Dobson Communications Corporation Class AΔ*	80,500	622,265
El Paso Electric Co.Δ*	28,500	574,560
Energen Corporation	40,200	1,544,082
Energy East Corporation	76,900	1,840,217
Golden Telecom, Inc.	8,400	212,940
Laclede Group, Inc.Δ	37,900	1,302,244
MDU Resources Group, Inc.	21,100	772,471
NeuStar, Inc. Class AΔ*	23,000	776,250
NiSource, Inc.Δ	51,200	1,118,208
Pinnacle West Capital Corporation	42,100	1,680,211
Southern Co. (The)	10	320
UGI CorporationΔ	47,000	1,157,140
Unisource Energy CorporationΔ	33,400	1,040,410
Wisconsin Energy CorporationΔ	48,800	1,966,640

		20,232,757

Total Common Stocks (Cost $481,327,346)		542,292,668

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000Δ (Cost $338,352)	4,750	341,525

MONEY MARKET FUNDS — 50.7%
GuideStone Funds Money Market Fund (GS4 Class)¥	25,571,309	25,571,309
Northern Institutional Liquid Assets Portfolio§	262,610,326	262,610,326

TotalMoney Market Funds (Cost $288,181,635)		288,181,635

	Par
CORPORATE BOND — 0.0%
TIMCO Aviation Services, Inc.
PIK
8.00%, 01/01/07+*
(Cost $0)	$1,214	—

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
4.66%, 09/21/06‡‡
(Cost $1,543,449)	1,560,000	1,543,452

TOTAL INVESTMENTS — 146.6% (Cost $771,390,782)		832,359,280

Liabilities in Excess of Other Assets — (46.6)%		(264,546,382)

NET ASSETS — 100.0%		$567,812,898

See Notes to Financial Statements.

Small Cap Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY+
	%
Money Market Funds	50.7
Financial Services	21.8
Consumer Discretionary	18.1
Healthcare	12.0
Technology	11.5
Materials & Processing	10.3
Producer Durables	7.9
Other Energy	4.9
Auto & Transportation	4.1
Futures Contracts	3.7
Utilities	3.6
Consumer Staples	0.8
U.S. Treasury Obligation	0.3
Integrated Oils	0.3
Other	0.2
Exchange Traded Fund	0.1
Coporate Bond	—	**

	150.3

+	Based on net assets.
**	Rounds to less than 0.005%.

See Notes to Financial Statements.

International Equity Fund

Average Annual Total Returns as of 6/30/06
	GS2 Class*	GS4 Class*	GS6 Class*	Benchmark**	GS8 Class*	GS8 Class Benchmark**
One Year	26.95%	26.70%	26.31%	27.90%	25.87%	27.90%
Since Inception	11.94%	11.76%	11.30%	12.24%	19.45%	21.48%
Inception Date	08/27/01	08/27/01	08/27/01	08/27/01	11/08/04	11/08/04

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.org. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The graph compares the results of a hypothetical $10,000 investment in the GS4 Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the MSCI ACWI® Ex-U.S.

*	These returns reflect expense waivers by the Fund’s investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
**	The MSCI ACWI® Ex-U.S. is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/ Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Foreign securities may involve additional risks, social and political instability, reduced market liquidity and currency volatility.

International Equity Fund
SCHEDULE OF INVESTMENTS	June 30, 2006 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 96.4%
Argentina — 0.0%
Banco Macro Bansud SA ADRΔ	16,400	$333,904

Australia — 3.2%
Amcor, Ltd.Δ	785,696	3,900,133
Brambles Industries, Ltd.Δ	42,740	349,362
Coca-Cola Amatil, Ltd.Δ	659,905	3,476,771
Goodman Fielder, Ltd.Δ*	293,000	465,940
Insurance Australia Group, Ltd.Δ	200,899	798,693
John Fairfax Holdings, Ltd.Δ	495,000	1,379,383
Lend Lease Corporation, Ltd.	414,209	4,306,115
Macquarie Bank, Ltd.Δ	18,341	940,417
National Australia Bank, Ltd.Δ	279,655	7,306,677
Promina Group, Ltd.Δ	78,500	327,834
QBE Insurance Group, Ltd.Δ	38,781	590,774
Quantas Airways, Ltd.	841,443	1,850,823
Rinker Group, Ltd.	131,218	1,598,162
Telstra Corporation, Ltd.	1,475,239	4,034,211
Wesfarmers, Ltd.Δ	88,726	2,329,394
Woodside Petroleum, Ltd.Δ	278,257	9,098,027
Woolworths, Ltd.Δ	75,498	1,130,470

		43,883,186

Austria — 0.1%
Erste Bank Der Oesterre-ichischen Sparkassen AG	11,600	652,827
Raiffeisen International Bank Holding AGΔ	3,400	295,282
Telekom Austria AG	8,054	179,349

		1,127,458

Belgium — 0.9%
Colruyt SAΔ*	40,100	6,262,500
Fortis	163,291	5,570,227
UCB SAΔ	16,500	892,713

		12,725,440

Brazil — 1.0%
All America Latina Logistica SA	4,400	298,426
Aracruz Celulose SA ADR	4,700	246,374
Arcelor Brasil SA	33,374	516,504
Banco do Brasil SA	55,300	1,275,840
Brasil Telecom Participacoes SA ADRΔ	28,900	941,273
Centrais Eletricas Brasileiras SA	13,535,400	290,406
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	32,600	1,015,164
Companhia Vale do Rio Doce ADRΔ	205,000	4,218,900
CPFL Energia SA ADRΔ	7,500	274,125
Localiza Rent A Car SA	7,400	140,080
Lojas Renner SA	7,100	376,979
Petroleo Brasileiro SA ADR ADR	25,500	2,035,920
Tele Norte Leste Participacoes SA ADRΔ	103,300	1,317,075
Tim Participacoes SA ADRΔ	17,500	482,125
Unibanco ADR	11,300	750,207

		14,179,398

Canada — 2.3%
Abitibi-Consolidated, Inc.Δ	76,300	205,736
Alcan, Inc.	94,500	4,426,592
Barrick Gold Corporation	69,300	2,051,280
Cameco Corporation	69,200	2,756,718
Canadian Natural Resources, Ltd.	47,200	2,609,678
CGI Group, Inc.*	86,400	538,694
Finning International, Inc.	17,000	566,514
First Quantum Minerals, Ltd.	28,600	1,282,043
Inco, Ltd.*	22,400	1,476,160
Manulife Financial Corporation	20,400	646,375
Methanex Corporation	28,600	602,847
Potash Corporation of SaskatchewanΔ	35,264	3,024,189
Rogers Communications, Inc. Class B	8,400	337,941
Suncor Energy, Inc.	95,400	7,720,538
Talisman Energy, Inc.	137,100	2,392,464
TELUS Corporation	10,400	428,838
TELUS Corporation (Non-Voting)	4,300	173,533
Toronto-Dominion Bank	11,600	588,989

		31,829,129

Chile — 0.2%
AFP Provida SA ADRΔ	15,300	369,495
Banco de Credito e Inversiones	23,100	608,289
Banco Santander Chile SA ADRΔ	10,700	431,638
Centros Comerciales Sudamericanos SA	108,838	266,419
Embotelladora Andina SA ADR Class A	30,100	404,243
Embotelladora Andina SA ADR Class B	36,500	537,280
Empresas CMPC SA	6,700	183,264
Enersis SA ADRΔ	35,800	402,750
Masisa SA ADR	10,700	85,279

		3,288,657

China — 0.7%
China Construction Bank Class H 144AΔ	3,892,000	1,779,045
China Shenhua Energy Co., Ltd. Class HΔ	1,925,500	3,557,798
China Telecom Corporation, Ltd. Class H	3,024,000	973,436
Jiangsu Expressway Co., Ltd. Class HΔ	1,691,700	952,988
PetroChina Co., Ltd. Class HΔ	1,400,000	1,496,208
Sina CorporationΔ*	18,200	454,636

		9,214,111

Colombia — 0.1%
BanColombia SA	76,200	396,729
BanColombia SA ADR	13,900	334,990

		731,719

Denmark — 1.2%
Danske Bank A/SΔ	60,186	2,291,090
H Lundbeck A/S	78,000	1,778,852
Novo-Nordisk AS Class BΔ	200,082	12,745,606

		16,815,548

Ecuador — 0.1%
Holcim Ecuador SA GDR*	26,250	1,106,438

See Notes to Financial Statements.

	Shares	Value
Egypt — 0.3%
Commercial International Bank, Ltd.	1,000	$10,250
Commercial International Bank, Ltd. GDRΔ	6,500	66,626
El Sewedy Cables Holding Co.*	19,130	118,869
MobiNil - Egyptian Mobile Services	41,471	937,151
Orascom Construction Industries	79,186	2,413,143
Orascom Construction Industries GDR 144A	2,658	162,002
Orascom Telecom Holding SAE	8,358	346,621
Orascom Telecom Holding SAE GDRΔ	3,042	126,157
Vodafone Egypt Telecommunications SAE	4,660	63,564

		4,244,383

Estonia — 0.0%
Tallink Group, Ltd.*	33,200	148,626

Finland — 0.9%
Neste Oil OYJΔ	15,700	553,033
Nokia Corporation ADRΔ	38,000	769,880
Nokia OYJΔ	293,000	5,981,198
UPM-Kymmene OYJ	234,600	5,056,099

		12,360,210

France — 8.7%
Accor SAΔ	21,200	1,290,444
Air France-KLMΔ	22,000	517,197
Air LiquideΔ	14,945	2,911,199
Arkema*	3,064	119,569
Assurances Generales de France	23,100	2,725,625
AXA SAΔ	82,700	2,714,250
BNP Paribas SA	64,240	6,150,140
Bouygues SA	65,363	3,360,823
Carrefour SA	111,206	6,520,194
Casino Guichard Perrachon SAΔ	24,300	1,847,761
Compagnie de Saint-GobainΔ	111,057	7,940,455
Compagnie Generale des Etablissements Michelin Class BΔ	9,100	547,050
Dassault Systemes SAΔ	9,500	509,126
Essilor International SA Compagnie Generale D’Optique	6,400	644,232
France Telecom SA	196,815	4,231,687
Groupe Danone	8,700	1,105,541
Lafarge SAΔ	29,200	3,665,733
L’Oreal SA	78,100	7,377,160
PagesJaunes Groupe SAΔ	17,972	564,333
PPR SAΔ	6,482	826,593
Renault SAΔ	34,855	3,744,829
Safran SA	25,800	561,652
Sanofi-Aventis	134,796	13,154,950
Schneider Electric SA	27,100	2,824,975
Societe BIC SAΔ	14,600	944,911
Societe Generale Class A	53,526	7,873,182
Societe Television Francaise 1	166,400	5,427,267
Thales SAΔ	14,700	574,214
Total SA	338,172	22,254,134
Veolia EnvironnementΔ	116,978	6,046,175
Vivendi SA	27,000	946,242

		119,921,643

Germany — 5.2%
Adidas-Salomon AG	111,404	5,326,326
Allianz AG	31,000	4,897,638
Altana AG	6,900	384,437
BASF AG	29,393	2,360,222
Bayer AG	205,407	9,442,369
Bayerische Motoren Werke AG	58,600	2,927,639
Commerzbank AG	21,000	763,900
Continental AGΔ	27,000	2,759,986
DaimlerChrysler AG	20,900	1,032,663
Deutsche Bank AGΔ	42,344	4,766,090
Deutsche Post AG	32,000	857,885
E.ON AG	35,200	4,052,932
Hannover Rueckversicherung AGΔ	47,600	1,665,145
Infineon Technologies AG*	57,300	638,352
Metro AG	27,700	1,570,244
RWE AG	87,163	7,252,156
SAP AGΔ	9,200	1,941,599
SAP AG ADRΔ	4,500	236,340
Siemens AGΔ	132,524	11,531,417
Volkswagen AGΔ	99,386	6,969,973

		71,377,313

Greece — 0.3%
National Bank of Greece SA	36,428	1,438,800
Public Power Corporation	102,000	2,416,177

		3,854,977

Hong Kong — 4.4%
Bank of East Asia, Ltd.Δ	191,800	789,051
China Mengniu Dairy Co., Ltd.	678,000	851,178
China Mobile, Ltd.Δ	1,172,500	6,703,192
China Resources Power Holdings Co.Δ	1,236,900	1,035,223
China Yurun Food Group, Ltd.	358,000	271,970
Citic Pacific, Ltd.Δ	153,000	451,141
CLP Holdings, Ltd.Δ	1,150,000	6,730,039
CNOOC, Ltd.Δ	9,265,000	7,396,444
Denway Motors, Ltd.Δ	4,776,000	1,598,908
Global Bio-Chem Technology Group Co., Ltd.Δ	749,000	318,260
GOME Electrical Appliances Holdings, Ltd.Δ	166,000	140,002
Hang Lung Group, Ltd.	200,000	432,638
Hang Lung Properties, Ltd.Δ	296,000	529,776
Hong Kong & China Gas Co., Ltd.Δ	3,684,000	8,087,790
Hong Kong Electric Holdings, Ltd.	754,000	3,412,577
HSBC Holdings PLCΔ	186,156	3,262,278
Hutchison Whampoa, Ltd.Δ	556,000	5,075,828
Jardine Matheson Holdings, Ltd.	124,000	2,182,400
Johnson Electric Holdings, Ltd.Δ	446,500	324,830
Li & Fung, Ltd.	573,000	1,158,351
Solomon Systech International, Ltd.	1,697,600	428,427
Sun Hung Kai Properties, Ltd.Δ	62,000	632,270
Swire Pacific, Ltd. Class AΔ	494,500	5,103,354
Techtronic Industries Co.Δ	1,214,000	1,641,322
Wharf Holdings, Ltd.	682,000	2,423,702

		60,980,951

See Notes to Financial Statements.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hungary — 0.2%
MOL Hungarian Oil and Gas PLC	8,524	$876,324
MOL Hungarian Oil and Gas PLC ADR	14,081	1,443,302

		2,319,626

India — 1.0%
Andhra Bank, Ltd.	830,784	1,127,802
Asian Paints, Ltd.	61,700	800,130
Bharat Heavy Electricals, Ltd.	16,446	696,365
Bharti Airtel, Ltd.*	119,262	958,448
Container Corporation of India, Ltd.	37,600	1,175,939
GAIL India, Ltd. GDRΔ	30,900	1,035,150
Gujarat Ambuja Cements, Ltd.	802,900	1,734,327
Hero Honda Motors, Ltd.	14,960	257,885
Hindustan Petroleum Corporation, Ltd.	21,728	111,118
ICICI Bank, Ltd.	33,889	359,132
ICICI Bank, Ltd. ADR	7,000	165,550
Infosys Technologies, Ltd. ADRΔ	18,623	1,422,983
Oil & Natural Gas Corporation, Ltd.	12,808	308,252
Ranbaxy Laboratories, Ltd.	116,254	899,807
Ranbaxy Laboratories, Ltd. GDRΔ	157,100	1,242,551
Sesa GOA, Ltd.	22,920	556,024
Sun Pharmaceuticals Industries, Ltd.*	52,600	899,935
Tata Motors, Ltd.	24,954	430,814

		14,182,212

Indonesia — 0.8%
Bank Rakyat Indonesia	6,980,500	3,089,717
PT Bank Mandiri Persero TBK	6,674,723	1,239,396
PT Panin Life TBK	26,999,000	466,354
PT Ramayana Lestari Sentosa TBK	6,439,500	521,389
PT Telekomunikasi Indonesia TBK	7,609,500	6,037,982

		11,354,838

Ireland — 0.8%
Allied Irish Banks PLC	98,500	2,374,845
CRH PLC	161,003	5,241,566
DEPFA Bank PLC	41,600	689,582
Irish Life & Permanent PLC	35,300	839,799
Kingspan Group PLC	77,395	1,351,242

		10,497,034

Israel — 0.4%
Bank Hapoalim, Ltd.	119,700	510,864
Bank Leumi Le-Israel BM	49,800	177,192
Check Point Software Technologies, Ltd.Δ*	108,400	1,905,672
Syneron Medical, Ltd.Δ*	9,900	206,712
Teva Pharmaceutical Industries, Ltd. ADRΔ	77,900	2,460,861

		5,261,301

Italy — 2.6%
Banca Intesa SpA	1,357,558	7,952,644
Banca Popolare di MilanoΔ	246,585	3,142,908
ENI SpAΔ	160,223	4,719,614
FastWebΔ	45,171	1,963,228
Mediaset SpA	397,359	4,685,993
Mediolanum SpAΔ	425,471	2,987,652
UniCredito Italiano SpA	1,300,116	10,177,033

		35,629,072

Japan — 25.0%
Advantest CorporationΔ	49,800	5,073,995
Aeon Co., Ltd.	91,700	2,011,246
Aiful Corporation	6,900	368,394
Ajinomoto Co., Inc.	154,000	1,704,981
Astellas Pharma, Inc.	149,100	5,472,038
Bridgestone Corporation	150,400	2,897,868
Canon, Inc.	301,050	14,757,869
Credit Saison Co., Ltd.	40,100	1,899,179
Daiichi Sankyo Co., Ltd.	27,600	759,699
Daikin Industries, Ltd.	176,000	6,105,557
Daito Trust Construction Co., Ltd.	37,000	2,049,808
Daiwa House Industry Co., Ltd.	47,000	751,573
Denso Corporation	201,400	6,581,929
Eisai Co., Ltd.	140,100	6,304,745
FamilyMart Co., Ltd.	68,000	1,960,853
Fanuc, Ltd.	135,700	12,189,759
Fast Retailing Co., Ltd.Δ	28,700	2,344,853
Funai Electric Co., Ltd.Δ	10,100	979,640
Hirose Electric Co., Ltd.	41,000	4,979,902
Hitachi, Ltd.	425,000	2,807,585
Honda Motor Co., Ltd.	195,200	6,191,681
Hoya Corporation	22,000	782,419
JS Group Corporation	127,000	2,668,953
JSR CorporationΔ	84,300	2,128,862
Kansai Electric Power Co., Inc. (The)	59,800	1,337,714
Kao Corporation	301,000	7,877,447
KDDI Corporation	947	5,817,380
Keyence CorporationΔ	32,120	8,201,209
Kuraray Co., Ltd.	151,000	1,688,920
Marubeni CorporationΔ	402,000	2,142,782
Matsushita Electric Industrial Co., Ltd.	119,686	2,525,705
Millea Holdings, Inc.	770	14,331,527
Mitsubishi Corporation	78,300	1,563,400
Mitsubishi Estate Co., Ltd.	783,100	16,628,216
Mitsubishi Heavy Industries, Ltd.	859,000	3,708,022
Mitsubishi UFJ Financial Group, Inc.	1,008	14,092,974
Mitsui & Co., Ltd.Δ	35,000	494,233
Mitsui Sumitomo Insurance Co., Ltd.	42,000	527,386
Mizuho Financial Group, Inc.	503	4,259,062
Murata Manufacturing Co., Ltd.	7,200	467,459
NGK Spark Plug Co., Ltd.Δ	38,000	763,719
Nidec Corporation	8,600	616,218
Nikko Cordial Corporation	235,000	3,006,292
Nintendo Co., Ltd.	16,000	2,684,376
Nippon Electric Glass Co., Ltd.	69,000	1,383,738
Nippon Telegraph & Telephone Corporation	766	3,755,033
Nissan Motor Co., Ltd.	208,200	2,274,117
Nitto Denko CorporationΔ	95,000	6,765,554
NTT Data Corporation	759	3,282,987
NTT DoCoMo, Inc.	3,740	5,490,388
Odakyu Electric Railway Co., Ltd.Δ	93,000	599,738
ORIX Corporation	46,290	11,305,536

See Notes to Financial Statements.

	Shares	Value
Pioneer Corporation	109,400	$1,764,701
Ricoh Co., Ltd.Δ	190,000	3,727,281
Rohm Co., Ltd.	54,700	4,889,733
Secom Co., Ltd.	105,000	4,963,736
Sekisui Chemical Co., Ltd.	286,000	2,469,137
Sharp Corporation	118,000	1,864,243
Shimamura Co., Ltd.	38,500	4,218,717
Shin-Etsu Chemical Co., Ltd.	139,000	7,554,876
SMC Corporation	16,400	2,320,133
Softbank CorporationΔ	193,600	4,339,252
Sompo Japan Insurance, Inc.	82,900	1,159,035
Sony Corporation	120,000	5,295,351
Square Enix Co., Ltd.Δ	64,000	1,331,003
Sumitomo Chemical Co., Ltd.	312,000	2,600,909
Sumitomo Corporation	161,000	2,122,938
Sumitomo Metal Industries, Ltd.	219,000	903,251
Sumitomo Mitsui Financial Group, Inc.	743	7,855,907
Sumitomo Realty & Development Co., Ltd.	32,000	788,535
Sumitomo Trust & Banking Co., Ltd.	310,000	3,386,054
Suzuki Motor Corporation	121,300	2,623,362
T&D Holdings, Inc.	58,750	4,748,667
Takeda Pharmaceutical Co., Ltd.	285,100	17,737,784
Takefuji CorporationΔ	28,800	1,716,323
TIS, Inc.	34,200	956,309
Tokyo Electric Power Company, Inc.	22,100	610,241
Tokyo Electron, Ltd.	44,300	3,096,819
Tokyo Gas Co., Ltd.Δ	604,000	2,844,775
Tokyu CorporationΔ	553,000	3,227,927
Toshiba CorporationΔ	185,000	1,207,576
Toyota Motor Corporation	218,900	11,457,628
Trend Micro, Inc.	34,000	1,146,802
Ushio, Inc.Δ	26,000	548,672
West Japan Railway Co.	483	2,004,762
Yahoo! Japan Corporation	2,402	1,271,943
Yamada Denki Co., Ltd.	15,700	1,601,005
Yamato Transport Co., Ltd.	98,500	1,747,247

		343,467,154

Luxembourg — 0.1%
ArcelorΔ	15,800	762,687
SES Global	47,700	677,219

		1,439,906

Malaysia — 0.2%
AirAsia BHD*	1,209,200	493,618
Bumiputra-Commerce Holdings BHD	922,900	1,494,422
IOI Corporation BHD	258,300	1,005,223
MK Land Holdings BHD	841,300	153,401
Titan Chemicals Corporation BHD	299,500	103,515

		3,250,179

Mexico — 0.6%
America Movil SA de CV ADR Series L	48,100	1,599,806
Cemex SA de CV*	348,349	1,985,739
Corporacion Moctezuma SA de CV	177,000	358,955
Grupo Mexico SA de CV Series B	51,300	146,555
Grupo Televisa SA ADR	99,811	1,927,351
Kimberly-Clark de Mexico SA de CV Class A	22,900	72,529
Urbi Desarrollos Urbanos SA*	110,300	255,782
Wal-Mart de Mexico SA de CV Series V	608,377	1,700,478

		8,047,195

Netherlands — 4.6%
ABN AMRO Holding NV	71,456	1,954,948
Aegon NV	93,328	1,595,993
Akzo Nobel NV	41,000	2,210,915
ING Groep NV	357,914	14,067,888
Koninklijke Numico NV	149,913	6,728,377
Koninklijke Philips Electronics NV	60,200	1,881,082
Reed Elsevier NV	544,638	8,192,245
Royal Dutch Shell PLC Class A	544,861	18,328,594
Royal Dutch Shell PLC Class B	12,441	435,045
Royal KPN NV	195,900	2,202,475
TNT NV	81,600	2,920,287
Trader Media East, Ltd. GDRΔ*	30,400	285,760
Unilever NV	99,000	2,245,079

		63,048,688

New Zealand — 0.2%
Telecom Corporation of New Zealand, Ltd.	1,335,696	3,287,907

Norway — 0.5%
DNB NOR ASAΔ	48,400	600,636
Norsk Hydro ASA	99,000	2,624,139
Norske Skogindustrier ASAΔ	27,284	399,953
Telenor ASA	226,413	2,737,004
Yara International ASA	28,000	373,339

		6,735,071

Peru — 0.1%
Compania de Minas Buenaventura SA ADRΔ	5,700	155,496
Credicorp, Ltd.Δ	30,900	925,764

		1,081,260

Philippines — 0.2%
Globe Telecom, Inc.	38,800	679,196
SM Prime Holdings, Inc.	8,867,200	1,301,853

		1,981,049

Poland — 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA	119,432	1,390,645

Portugal — 0.1%
Portugal Telecom SGPS SA	148,110	1,788,315

Romania — 0.0%
SNP Petrom SA	1,991,000	363,341

Russia — 0.9%
Comstar United Telesystems GDR 144A	43,397	259,948
CTC Media, Inc.Δ*	11,000	200,860
LUKOIL ADRΔ	52,861	4,419,180
Mechel OAO ADRΔ	8,500	190,315
Mining and Metallurgical Co. Norilsk Nickel ADRΔ	4,003	520,390
Mobile Telesystems ADR	110,300	3,247,232
OAO Gazprom ADRΔ	21,856	919,045

See Notes to Financial Statements.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Polyus Gold Mining Co. ADR+	4,003	$200,150
Pyaterochka Holding NV GDR*	43,122	717,981
Vimpel-Communications ADRΔ*	10,800	494,856
Wimm-Bill-Dann Foods OJSC ADRΔ	18,100	708,615

		11,878,572

Singapore — 0.6%
DBS Group Holdings, Ltd.	54,000	617,494
Neptune Orient Lines, Ltd.	273,000	312,177
Oversea-Chinese Banking Corporation	628,800	2,621,903
Singapore Telecommunications, Ltd.	2,819,571	4,524,567
United Overseas Bank, Ltd.	47,000	463,215

		8,539,356

South Africa — 1.6%
ABSA Group, Ltd.	42,913	600,303
African Bank Investments, Ltd.	86,020	335,802
Alexander Forbes, Ltd.	375,700	765,024
Anglo American PLC	97,640	3,993,027
AngloGold Ashanti, Ltd. ADRΔ	24,289	1,168,787
Aspen Pharmacare Holdings, Ltd.	57,041	290,376
Barloworld, Ltd.	15,664	264,344
BHP Billiton PLC	7,007	135,596
FirstRand, Ltd.	250,467	590,362
Gold Fields, Ltd.	35,494	801,956
Impala Platinum Holdings, Ltd.	3,179	585,175
Imperial Holdings, Ltd.	14,819	279,019
JD Group, Ltd.	16,985	157,247
MTN Group, Ltd.	362,285	2,672,926
Murray & Roberts Holdings, Ltd.	52,966	187,634
Naspers, Ltd.	39,718	675,095
Pick’n Pay Stores, Ltd.	49,700	201,711
Sasol, Ltd.	94,459	3,622,904
Standard Bank Group, Ltd.	300,712	3,229,404
Telkom SA, Ltd.Δ	16,242	298,993
Tiger Brands, Ltd.	19,511	390,492

		21,246,177

South Korea — 3.0%
Amorepacific Corporation*	980	323,743
Daelim Industrial Co., Ltd.	8,570	538,363
Hankook Tire Co., Ltd.	80,295	943,651
Honam Petrochemical Corporation	17,000	829,618
Hynix Semiconductor, Inc.*	23,140	749,992
Hyundai Mobis	15,450	1,307,652
Hyundai Motor Co.	32,660	2,774,594
Kookmin Bank	48,091	3,953,727
Kookmin Bank ADRΔ	30,225	2,510,488
Korea Electric Power Corporation	84,410	3,127,285
LG.Philips LCD Co., Ltd.*	29,360	1,092,393
LG.Philips LCD Co., Ltd. ADRΔ*	9,400	170,328
Lotte Shopping Co., Ltd.	1,430	556,174
Lotte Shopping Co., Ltd. GDR 144A*	5	97
NCSoft Corporation*	12,040	691,626
POSCO	1,707	457,899
Samsung Electronics Co., Ltd.	7,680	4,881,202
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144AΔ	9,909	2,417,975
Samsung Electronics Co., Ltd. GDR 144AΔ	10,355	3,288,366
Samsung Fire & Marine Insurance Co., Ltd.	5,800	779,447
Samsung Securities Co., Ltd.	39,140	2,108,094
Shinhan Financial Group Co., Ltd.	25,120	1,178,224
Shinsegae Co., Ltd.	6,350	3,179,183
SK Telecom Co., Ltd.	6,000	1,290,119
SK Telecom Co., Ltd. ADR	22,700	531,634
S-Oil Corporation	10,340	731,293
STX Pan Ocean Co., Ltd.	300,000	123,195
Tae Young Corporation	9,700	607,304

		41,143,666

Spain — 3.5%
Banco Bilbao Vizcaya Argentaria SA	130,600	2,686,067
Banco Santander Central Hispano SA	690,784	10,090,113
Iberdrola SA	232,085	7,994,128
Inditex SAΔ	185,623	7,830,150
Repsol YPF SA	189,563	5,428,694
Telefonica SA	803,612	13,382,741

		47,411,893

Sri Lanka — 0.0%
Dialog Telekom, Ltd.	240,400	45,668

Sweden — 1.2%
Assa Abloy AB Class B	174,067	2,926,614
Atlas Copco AB Class A	34,000	944,871
Hennes & Mauritz AB Class B	115,000	4,458,262
Nordea Bank ABΔ	218,000	2,597,975
Scania AB Class B	18,600	845,131
Telefonaktiebolaget LM Ericsson Class B	1,428,500	4,724,119

		16,496,972

Switzerland — 4.0%
Adecco SAΔ	8,276	489,432
Compagnie Financiere Richemont AG Class A*	74,974	3,434,251
Credit Suisse Group	30,785	1,722,379
Givaudan SA	750	590,467
Holcim, Ltd.	33,567	2,572,678
Nestle SA	40,334	12,668,812
Nobel Biocare Holding AG	9,191	2,182,068
Novartis AG	291,435	15,780,947
Roche Holding AG	49,221	8,136,734
Swiss Reinsurance	40,152	2,806,420
Swisscom AG	3,101	1,020,942
UBS AG	4,871	533,895
Xstrata PLC	12,800	485,234
Zurich Financial Services AG	11,900	2,608,646

		55,032,905

Taiwan — 1.6%
Advanced Semiconductor Engineering, Inc.	744,000	735,325
Advantech Co., Ltd.	146,544	420,023
AU Optronics Corporation	1,181,284	1,667,352
Basso Industry Corporation*	209,060	293,146
Cathay Financial Holding Co., Ltd.	397,510	869,237

See Notes to Financial Statements.

	Shares	Value
Chang Hwa Commercial Bank	538,000	$381,348
Chinatrust Financial Holding Co.	417,000	345,810
Chunghwa Telecom Co., Ltd.*	60,000	108,409
Faraday Technology Corporation	291,934	503,125
Foxconn Technology Co., Ltd.*	123,700	993,344
High Tech Computer Corporation	96,000	2,638,869
Largan Precision Co., Ltd.*	35,000	749,131
Lite-On Technology Corporation*	367,000	543,515
MediaTek, Inc.	100,000	926,569
Phoenixtec Power Co., Ltd.	405,605	413,403
Shin Kong Financial Holding Co., Ltd.	335,000	368,342
Taiwan Semiconductor Manufacturing Co., Ltd.	4,069,925	7,341,011
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,918	100,226
United Microelectronics Corporation	3,134,000	1,877,835
Vanguard International Semiconductor Corporation	1,024,395	691,314
Wistron Corporation	137,000	160,791
Yuanta Core Pacific Securities Co.*	428,000	282,888

		22,411,013

Thailand — 0.3%
Airports of Thailand Public Co., Ltd.	627,800	922,267
PTT Public Co., Ltd.	348,700	2,067,319
Siam City Cement Public Co., Ltd.	23,600	137,440
Thai Oil Public Co., Ltd.	563,600	938,840

		4,065,866

Turkey — 0.2%
Arcelik AS	35,990	205,819
Coca-Cola Icecek Uretim AS*	33,750	154,621
Ford Otomotiv Sanayi AS	16,960	113,602
Migros Turk TAS*	126,874	1,018,197
Türkiye Garanti Bankasi AS	182,074	453,316
Türkiye Is Bankasi	111,653	550,327
Yapi ve Kredi Bankasi*	423,258	639,234

		3,135,116

United Kingdom — 12.4%
ARM Holdings PLC	110,000	230,366
AstraZeneca PLCΔ	134,389	8,112,870
Aviva PLC	349,563	4,948,323
BAE Systems PLC	261,000	1,784,580
BG Group PLC	1,300,489	17,375,285
BHP Billiton PLC	41,863	812,070
BOC Group PLC	39,762	1,162,485
Boots Group PLC	266,735	3,795,562
BP PLC	1,092,183	12,734,090
Brambles Industries PLC	294,259	2,339,837
British Land Co. PLC	30,400	710,010
Cadbury Schweppes PLC	50,083	482,983
Capita Group PLC	184,324	1,573,044
Carnival PLC	77,382	3,152,404
Cattles PLC	237,000	1,442,984
Centrica PLC	409,500	2,160,066
Compass Group PLC	149,101	723,075
GKN PLC	479,201	2,419,178
GlaxoSmithKline PLC	404,637	11,306,221
HBOS PLC	622,835	10,826,505
HSBC Holdings PLC	65,300	1,148,972
Johnston Press PLC	42,300	324,229
Kingfisher PLC	1,648,313	7,269,683
Lloyds TSB Group PLC	652,360	6,411,771
Misys PLC	341,100	1,356,150
Northern Rock PLC	31,400	580,654
Pearson PLC	45,600	621,048
Prudential PLC	287,000	3,242,728
Reckitt Benckiser PLC	150,720	5,630,016
Reed Elsevier PLC	218,400	2,205,122
Rexam PLC	188,400	1,839,510
Rio Tinto PLC	112,700	5,958,343
Royal Bank of Scotland Group PLC	473,279	15,560,960
Scottish & Southern Energy PLC	51,000	1,085,508
Smith & Nephew PLC	67,400	519,113
Smiths Group PLC	100,644	1,658,261
Standard Chartered PLC	84,200	2,055,292
Tesco PLC	130,100	803,547
Travis Perkins PLC	56,100	1,569,601
Unilever PLC	298,919	6,721,628
Vodafone Group PLC	4,964,350	10,580,123
Wm Morrison Supermarkets PLC	1,225,000	4,405,986
Wolseley PLC	30,000	661,834
Yell Group PLC	65,700	621,439

		170,923,456

Total Foreign Common Stocks (Cost $956,765,590)		1,325,578,544

FOREIGN PREFERRED STOCKS — 0.4%
Brazil — 0.3%
Centrais Eletricas Brasileiras SA Class B	47,867,800	979,722
Cia Vale do Rio Doce Class A	12,266	249,749
Companhia de Tecidos do Norte de Minas – Coteminas	2,595,260	242,044
Investimentos Itau SA	435,607	1,747,737

		3,219,252

South Korea — 0.1%
Samsung Electronics Co., Ltd.	3,713	1,811,983

Total Foreign Preferred Stocks (Cost $3,005,606)		5,031,235

MONEY MARKET FUNDS — 16.7%
GuideStone Funds Money Market Fund (GS4 Class)¥	38,861,161	38,861,161
Northern Institutional Liquid Assets Portfolio§	190,364,029	190,364,029

Total Money Market Funds (Cost $229,225,190)		229,225,190

	Number of Contracts
PURCHASED OPTION — 0.0%
Put Option — 0.0%
1-Year Euro, Strike Price $1.19, Expires 07/05/06 (Cost $933,648)	29,360,000	2,936

See Notes to Financial Statements.

International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

Value
TOTAL INVESTMENTS — 113.5% (Cost $1,189,930,034)	$1,559,837,905

Liabilities in Excess of Other Assets — (13.5)%	(185,612,495)

NET ASSETS — 100.0%	$1,374,225,410

PORTFOLIO SUMMARY+
	%
Japan	25.0
Money Market Funds	16.7
United Kingdom	12.4
France	8.7
Germany	5.2
Netherlands	4.6
Hong Kong	4.4
Switzerland	4.0
Spain	3.5
Australia	3.2
South Korea	3.1
Italy	2.6
Canada	2.3
South Africa	1.6
Taiwan	1.6
Brazil	1.3
Denmark	1.2
Sweden	1.2
India	1.0
Belgium	0.9
Finland	0.9
Russia	0.9
Indonesia	0.8
Ireland	0.8
China	0.7
Mexico	0.6
Singapore	0.6
Norway	0.5
Israel	0.4
Egypt	0.3
Greece	0.3
Thailand	0.3
Chile	0.2
Hungary	0.2
Malaysia	0.2
New Zealand	0.2
Philippines	0.2
Turkey	0.2
Austria	0.1
Colombia	0.1
Ecuador	0.1
Luxembourg	0.1
Peru	0.1
Poland	0.1
Portugal	0.1
Argentina	—	**
Estonia	—	**
Purchased Option	—	**
Romania	—	**
Sri Lanka	—	**
Forward Foreign Currency Contracts	(1.1)

	112.4

+	Based on net assets.
**	Rounds to less than 0.005%.

See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS – ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:
ADR	— American Depository Receipt
CONV	— Convertible
GDR	— Global Depository Receipt
IO	— Interest Only (Principal amount shown is notional)
PIK	— Payment-in-Kind Bonds
PO	— Principal Only
REIT	— Real Estate Investment Trust
STEP	— Stepped Coupon Bonds (1)
STRIP	— Stripped Security
TBA	— To be announced.
144A	— Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

INVESTMENT FOOTNOTES:
‡‡	— All or a portion of the security was held as collateral for open futures, options and/or swap contracts.
@	— Illiquid.
*	— Non-income producing security.
#	— Security in default.
+	— Security is valued at fair value.
§	— Security purchased with the cash proceeds from securities loaned.
†	— Variable rate security (1).
Ω	— Interest rates shown reflect the effective yields as of June 30, 2006.
¥	— Affiliated fund.
Δ	— Security either partially or fully on loan.

FOREIGN BOND FOOTNOTES:
(A)	— Par is denominated in Australian Dollars.
(B)	— Par is denominated in Brazilian Reals.
(C)	— Par is denominated in Canadian Dollars.
(E)	— Par is denominated in Euros.
(G)	— Par is denominated in Singapore Dollars.
(J)	— Par is denominated in Japanese Yen.
(K)	— Par is denominated in Swedish Kronas.
(M)	— Par is denominated in Mexican Pesos.
(R)	— Par is denominated in Argentinian Pesos.
(T)	— Par is denominated in Thailand Bahts.
(U)	— Par is denominated in British Pounds.
(W)	— Par is denominated in South Korean Won.
(Z)	— Par is denominated in New Zealand Dollars.

SWAP AGREEMENT FOOTNOTES:
(a)	— Counterparty to contract is Goldman Sachs Capital Markets, LP.
(b)	— Counterparty to contract is UBS AG.
(c)	— Counterparty to contract is Morgan Stanley Capital Services.
(d)	— Counterparty to contract is Barclays Capital.
(e)	— Counterparty to contract is Lehman Brothers Special Financing, Inc.
(f)	— Counterparty to contract is Citibank NA London.
(g)	— Counterparty to contract is JPMorgan Chase Bank.
(h)	— Counterparty to contract is Merrill Lynch Capital Services, Inc.
(i)	— Counterparty to contract is HSBC Bank USA, N.A.
(j)	— Counterparty to contract is BNP Paribas.
(k)	— Counterparty to contract is Deutsche Bank AG.

(1)	Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund	Medium-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value	$851,735,056	$961,153,809	$1,594,456,267
Investments in securities of affiliated issuers, at value	—	32,645,664	46,741,100

Total investments (1)(2)	851,735,056	993,799,473	1,641,197,367
Cash	831	23,685,204	22,310,108
Cash collateral for futures	—	—	75,250
Foreign currency (3)	—	775,617	18,439,843
Receivables:
Dividends and reclaims	—	87,224	206,916
Interest	1,969,653	4,030,983	8,295,621
Interest on swaps	—	10,993	8,498
Investment securities sold	—	2,498,233	66,709,302
Maturities	—	454,382	65,212
Fund shares sold	8,906,396	5,012	52,375
Variation margin	—	332,092	58,744
Securities lending	—	2,388	18,850
Unrealized appreciation on foreign currency exchange contracts	—	125,372	93,411
Unrealized appreciation on swap agreements	—	723,147	419,180
Prepaid expenses and other assets	7,511	19,151	20,168

Total Assets	862,619,447	1,026,549,271	1,757,970,845

Liabilities
Securities sold short, at value (proceeds $ 948,906)	—	—	905,938
Options written at value (4)	—	77,539	135,323
Unrealized depreciation on foreign currency exchange contracts	—	1,142,796	1,794,923
Unrealized depreciation on swap agreements	—	461,932	1,672,392
Collateral held for securities on loan at value	—	73,820,194	313,903,270
Payables:
Investment securities purchased	—	5,741,169	313,562,975
Fund shares redeemed	8,800,432	104,525	125,161
Interest on swaps	—	9,145	21,269
Variation margin	—	35,868	97,525
Distributions	1,098,103	—	—
Securities lending	—	716	5,654
Deferred foreign capital gains taxes	—	—	—
Accrued expenses
Advisory fees	92,703	112,877	150,318
Distribution (12b-1) fees	1,678	2,190	2,321
Shareholder servicing fees	118,308	132,312	161,484
Other expenses	135,641	281,915	392,667

Total Liabilities	10,246,865	81,923,178	632,931,220

Net Assets	$852,372,582	$944,626,093	$1,125,039,625

Net Assets Consist of:
Paid-in capital	$852,381,550	$969,609,306	$1,155,720,669
Undistributed (distributions in excess of) net investment income	(72)	4,288,241	3,534,950
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency transactions and derivative transactions	(8,896)	(18,790,818)	(14,801,317)
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	—	(10,480,636)	(19,414,677)

Net Assets	$852,372,582	$944,626,093	$1,125,039,625

Net Asset Value:
($0.001 par value, unlimited shares authorized)
Net assets applicable to the GS2 Class	$94,681,814	$107,648,196	$104,792,949

GS2 shares outstanding	94,681,722	11,998,515	12,445,064

Net asset value, offering and redemption price per GS2 share	$1.00	$8.97	$8.42

Net assets applicable to the GS4 Class	$747,726,233	$820,417,570	$1,002,083,373

GS4 shares outstanding	747,698,672	65,041,320	76,583,501

Net asset value, offering and redemption price per GS4 share	$1.00	$12.61	$13.08

Net assets applicable to the GS6 class	$4,678,166	$11,476,219	$13,081,051

GS6 shares outstanding	4,680,313	1,273,919	1,541,884

Net asset value, offering and redemption price per GS6 share	$1.00	$9.01	$8.48

Net assets applicable to the GS8 class	$5,286,369	$5,084,108	$5,082,252

GS8 shares outstanding	5,286,337	564,171	598,776

Net asset value, offering and redemption price per GS8 share	$1.00	$9.01	$8.49

__________

(1) Investments in securities of unaffiliated issuers, at cost	$851,735,056	$968,791,249	$1,612,246,907
Investments in securities of affiliated issuers, at cost	—	32,645,664	46,741,100

Total investments at cost	$851,735,056	$1,001,436,913	$1,658,988,007

(2) Includes securities loaned of:	$—	$77,634,003	$316,188,177

(3) Foreign currency at cost	$—	$761,931	$18,177,094

(4) Premiums received on options written	$—	$(591,598)	$(1,436,668)

(5) Net of ($9,618) accrued foreign capital gains taxes on appreciated securities

See Notes to Financial Statements.

	Extended-Duration Bond Fund	Equity Index Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund
Assets
Investments in securities of unaffiliated issuers, at value	$563,432,870	$514,841,685	$1,541,672,643	$1,549,618,195	$806,787,971	$1,520,976,744
Investments in securities of affiliated issuers, at value	6,400,857	12,743,613	42,418,637	62,416,731	25,571,309	38,861,161

Total investments (1)(2)	569,833,727	527,585,298	1,584,091,280	1,612,034,926	832,359,280	1,559,837,905
Cash	769	—	—	—	—	61,052
Cash collateral for futures	—	—	—	—	—	—
Foreign currency (3)	92,274	—	—	—	—	2,838,891
Receivables:
Dividends and reclaims	42,380	532,001	1,751,408	765,012	349,843	2,899,456
Interest	5,654,700	—	—	—	49	—
Interest on swaps	—	—	—	—	—	—
Investment securities sold	—	215,104	37,301,437	18,231,892	2,532,605	2,873,150
Maturities	—	—	—	—	—	—
Fund shares sold	183	32,623	306,215	26,145	12,094	116,075
Variation margin	—	—	—	—	292,900	—
Securities lending	19,748	4,550	4,461	15,250	46,642	32,573
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—	—	17,050
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid expenses and other assets	17,145	13,539	23,119	23,857	20,282	30,627

Total Assets	575,660,926	528,383,115	1,623,477,920	1,631,097,082	835,613,695	1,568,706,779

Liabilities
Securities sold short, at value (proceeds $ 948,906)	—	—	—	—	—	—
Options written at value (4)	—	—	—	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	—	—	564,203
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Collateral held for securities on loan at value	127,007,615	28,095,055	107,988,959	157,001,689	262,610,326	190,364,029
Payables:
Investment securities purchased	—	3,158	36,683,703	4,308,760	4,231,775	1,613,091
Fund shares redeemed	266,049	79,769	129,400	79,236	345,171	314,485
Interest on swaps	—	—	—	—	—	—
Variation margin	—	21,600	78,493	137,238	—	—
Distributions	—	—	—	—	—	—
Securities lending	5,921	1,364	1,338	4,574	13,963	9,772
Deferred foreign capital gains taxes	—	—	—	—	—	9,618
Accrued expenses
Advisory fees	90,405	43,007	541,721	475,862	94,741	349,951
Distribution (12b-1) fees	2,458	2,347	2,677	2,199	2,735	3,222
Shareholder servicing fees	64,098	68,869	206,088	202,348	79,159	183,188
Other expenses	153,511	89,237	384,000	584,484	422,927	1,069,810

Total Liabilities	127,590,057	28,404,406	146,016,379	162,796,390	267,800,797	194,481,369

Net Assets	$448,070,869	$499,978,709	$1,477,461,541	$1,468,300,692	$567,812,898	$1,374,225,410

Net Assets Consist of:
Paid-in capital	$451,047,607	$413,720,671	$1,197,056,717	$1,430,522,043	$470,396,285	$897,011,577
Undistributed (distributions in excess of) net investment income	433,388	93,337	143,922	(1,366,989)	(833,165)	7,457,251
Undistributed (accumulated) net realized gain (loss) on investments, foreign currency transactions and derivative transactions	1,065,112	(1,358,852)	100,602,676	(182,450,809)	36,537,074	100,350,182
Net unrealized appreciation (depreciation) on investments, foreign currency translations and derivative transactions	(4,475,238)	87,523,553	179,658,226	221,596,447	61,712,704	369,406,400	(5)

Net Assets	$448,070,869	$499,978,709	$1,477,461,541	$1,468,300,692	$567,812,898	$1,374,225,410

Net Asset Value:
($0.001 par value, unlimited shares authorized)
Net assets applicable to the GS2 Class	$56,392,782	$65,905,542	$162,402,604	$168,320,161	$64,059,074	$181,266,904

GS2 shares outstanding	7,179,008	6,534,139	14,861,668	15,826,469	5,353,836	11,432,254

Net asset value, offering and redemption price per GS2 share	$7.86	$10.09	$10.93	$10.64	$11.97	$15.86

Net assets applicable to the GS4 Class	$371,976,002	$416,209,202	$1,293,465,974	$1,283,737,280	$481,474,856	$1,165,667,950

GS4 shares outstanding	26,526,205	24,087,720	71,783,775	76,233,225	29,402,118	62,314,906

Net asset value, offering and redemption price per GS4 share	$14.02	$17.28	$18.02	$16.84	$16.38	$18.71

Net assets applicable to the GS6 class	$14,560,501	$12,307,123	$15,704,136	$10,825,012	$16,310,179	$20,555,484

GS6 shares outstanding	1,854,724	1,213,108	1,445,147	1,037,875	1,395,974	1,313,741

Net asset value, offering and redemption price per GS6 share	$7.85	$10.15	$10.87	$10.43	$11.68	$15.65

Net assets applicable to the GS8 class	$5,141,584	$5,556,842	$5,888,827	$5,418,239	$5,968,789	$6,735,072

GS8 shares outstanding	655,298	547,567	542,513	522,344	514,065	431,642

Net asset value, offering and redemption price per GS8 share	$7.85	$10.15	$10.85	$10.37	$11.61	$15.60

__________

(1) Investments in securities of unaffiliated issuers, at cost	$567,909,611	$427,391,804	$1,362,301,038	$1,328,275,148	$745,819,473	$1,151,068,873
Investments in securities of affiliated issuers, at cost	6,400,857	12,743,613	42,418,637	62,416,731	25,571,309	38,861,161

Total investments at cost	$574,310,468	$440,135,417	$1,404,719,675	$1,390,691,879	$771,390,782	$1,189,930,034

(2) Includes securities loaned of:	$224,552,272	$39,117,706	$106,681,354	$170,011,172	$261,161,006	$187,436,976

(3) Foreign currency at cost	$92,568	$—	$—	$—	$—	$2,808,009

(4) Premiums received on options written	$—	$—	$—	$—	$—	$—

(5) Net of ($9,618) accrued foreign capital gains taxes on appreciated securities

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

	Money Market Fund	Low-Duration Bond Fund	Medium-Duration Bond Fund
Investment Income
Dividends	$—	$—	$59,167
Income dividends received from affiliated funds	—	579,103	1,028,751
Interest	20,007,286	19,991,536	26,769,891
Securities Lending	—	34,881	129,194
Less foreign taxes withheld	—	—	—

Total Investment Income	20,007,286	20,605,520	27,987,003

Expenses
Investment advisory fees	857,094	1,860,899	2,366,705
Transfer agent fees:
GS2 shares	2,335	1,619	1,500
GS4 shares	22,274	13,442	15,952
GS6 shares	3,135	3,148	3,095
GS8 shares	3,212	3,242	3,228
Custodian fees	9,963	49,815	107,282
Distribution fees:
GS6 shares	2,294	5,666	6,521
GS8 shares	7,730	7,527	7,605
Shareholder servicing fees:
GS4 shares	698,703	759,146	933,893
GS6 shares	6,877	16,996	19,558
GS8 shares	10,304	10,033	10,138
Accounting and administration fees	159,336	198,068	255,377
Professional fees	28,261	30,071	32,673
Blue sky fees:
GS2 shares	882	886	772
GS4 shares	3,214	1,252	800
GS6 shares	20,212	11,667	12,094
GS8 shares	4,990	4,460	3,609
Shareholder reporting fees:
GS2 shares	248	236	226
GS4 shares	10,410	3,928	6,525
GS6 shares	(65)	(29)	(64)
GS8 shares	28	28	27
Trustee fees	7,964	7,831	9,365
Line of credit facility fees	1,899	2,114	2,448
Other expenses	15,553	21,108	28,757

Total expenses	1,876,853	3,013,153	3,828,086
Expenses waived net of amount recaptured (See Footnote 3a and 3c)	(21,212)	(250,341)	(422,627)
Fees paid indirectly	(5,060)	(152,838)	(109,628)

Net expenses	1,850,581	2,609,974	3,295,831

Net Investment Income (Loss)	18,156,705	17,995,546	24,691,172

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities (net of capital gains taxes of $52,593 for International Equity)	(522)	(3,168,611)	(6,327,703)
Futures transactions	—	(2,803,778)	(1,740,927)
Swap agreements	—	(29,428)	(1,092,616)
Foreign currency transactions	—	(794,332)	(95,737)

Net realized gain (loss)	(522)	(6,796,149)	(9,256,983)

Net change in unrealized appreciation (depreciation) on:
Investment securities (net of estimated deferred capital gains taxes of $119,710 for International Equity)	—	1,497,885	(20,932,142)
Futures	—	(2,160,703)	(773,056)
Swap agreements	—	34,375	(117,183)
Option contracts written	—	380,536	506,460
Option contracts purchased	—	(379,659)	(618,540)
Foreign currency translations	—	(888,139)	(701,658)

Net change in unrealized appreciation (depreciation)	—	(1,515,705)	(22,636,119)

Net Realized and Unrealized Gain (Loss)	(522)	(8,311,854)	(31,893,102)

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,156,183	$9,683,692	$(7,201,930)

See Notes to Financial Statements.

	Extended-Duration Bond Fund	Equity Index Fund	Value Equity Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Fund
Investment Income
Dividends	$24,820	$4,503,128	$17,175,725	$4,836,011	$1,903,836	$23,185,008
Income dividends received from affiliated funds	153,815	245,248	1,268,441	1,184,124	538,976	925,169
Interest	12,191,206	18,987	104,346	90,370	33,605	15,732
Securities Lending	204,020	18,886	53,342	66,435	196,050	162,680
Less foreign taxes withheld	—	—	(55,159)	(74,973)	(4,931)	(1,798,309)

Total Investment Income	12,573,861	4,786,249	18,546,695	6,101,967	2,667,536	22,490,280

Expenses
Investment advisory fees	1,117,698	387,842	4,938,824	6,356,902	2,952,841	6,617,108
Transfer agent fees:
GS2 shares	6,390	1,503	1,623	1,638	1,465	1,530
GS4 shares	15,506	16,415	19,045	17,348	18,716	19,226
GS6 shares	3,079	3,098	2,812	2,797	2,605	2,943
GS8 shares	3,246	3,245	3,251	3,156	3,131	3,190
Custodian fees	11,873	14,762	52,831	39,673	48,285	531,112
Distribution fees:
GS6 shares	7,354	6,145	7,739	5,603	8,264	10,150
GS8 shares	7,793	8,315	8,677	8,412	9,067	9,949
Shareholder servicing fees:
GS4 shares	363,123	392,867	1,241,978	1,263,659	466,980	1,115,959
GS6 shares	22,053	18,432	23,213	16,814	24,785	30,437
GS8 shares	10,389	11,085	11,567	11,219	12,086	13,260
Accounting and administration fees	94,318	100,895	291,135	292,377	103,127	336,258
Professional fees	29,378	27,730	27,750	27,729	29,047	30,366
Blue sky fees:
GS2 shares	885	886	886	886	886	886
GS4 shares	671	2,252	1,131	1,171	990	1,631
GS6 shares	12,704	11,298	10,556	11,340	10,710	11,206
GS8 shares	3,832	4,816	3,919	4,025	4,663	4,755
Shareholder reporting fees:
GS2 shares	188	227	227	215	207	261
GS4 shares	7,205	8,095	11,852	9,561	12,525	10,027
GS6 shares	(62)	(65)	(100)	(88)	(137)	(44)
GS8 shares	25	24	51	28	45	49
Trustee fees	4,075	4,195	12,692	13,425	4,771	11,180
Line of credit facility fees	974	1,054	3,193	3,398	1,230	2,901
Other expenses	12,350	19,686	21,300	21,843	14,850	56,944

Total expenses	1,735,047	1,044,802	6,696,152	8,113,131	3,731,139	8,821,284
Expenses waived net of amount recaptured (See Footnote 3a and 3c)	(53,525)	(81,815)	(90,918)	(603,311)	(210,564)	(969,349)
Fees paid indirectly	(3,608)	(644)	(48,551)	(40,864)	(19,874)	(46,639)

Net expenses	1,677,914	962,343	6,556,683	7,468,956	3,500,701	7,805,296

Net Investment Income (Loss)	10,895,947	3,823,906	11,990,012	(1,366,989)	(833,165)	14,684,984

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities (net of capital gains taxes of $52,593 for International Equity)	1,932,042	1,496,908	113,317,085	59,185,940	31,749,346	90,311,078
Futures transactions	—	(82,400)	(1,061,882)	(906,056)	(448,482)	—
Swap agreements	—	—	—	—	—	—
Foreign currency transactions	612,427	—	—	—	—	(371,532)

Net realized gain (loss)	2,544,469	1,414,508	112,255,203	58,279,884	31,300,864	89,939,546

Net change in unrealized appreciation (depreciation) on:
Investment securities (net of estimated deferred capital gains taxes of $119,710 for International Equity)	(29,255,182)	6,636,763	(54,160,229)	(132,663,259)	(4,028,418)	(1,773,558)
Futures	—	152,539	975,063	630,547	949,241	—
Swap agreements	—	—	—	—	—	—
Option contracts written	—	—	—	—	—	—
Option contracts purchased	—	—	—	—	—	(739,871)
Foreign currency translations	6,422	—	—	—	—	(933,544)

Net change in unrealized appreciation (depreciation)	(29,248,760)	6,789,302	(53,185,166)	(132,032,712)	(3,079,177)	(3,446,973)

Net Realized and Unrealized Gain (Loss)	(26,704,291)	8,203,810	59,070,037	(73,752,828)	28,221,687	86,492,573

Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,808,344)	$12,027,716	$71,060,049	$(75,119,817)	$27,388,522	$101,177,557

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Money Market Fund
	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05
Operations:
Net investment income	$18,156,705	$25,691,987
Net realized gain (loss) on investment securities, foreign currency transactions and futures transactions	(522)	(5,430)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations, and futures contracts	—	—

Net increase (decrease) in net assets resulting from operations	18,156,183	25,686,557

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(2,057,405)	(2,748,269)
GS4 shares	(15,916,260)	(22,725,193)
GS6 shares	(89,881)	(111,774)
GS8 shares	(93,231)	(107,373)
Distributions from net realized capital gains
GS2 shares	—	—
GS4 shares	—	—
GS6 shares	—	—
GS8 shares	—	—

Total dividends and distributions	(18,156,777)	(25,692,609)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	38,680,424	97,579,053
GS4 shares	1,257,710,860	2,495,446,536
GS6 shares	3	43,984
GS8 shares	62,883	54,568
Reinvestment of dividends and distributions
GS2 shares	1,879,942	2,495,133
GS4 shares	8,847,650	11,467,878
GS6 shares	91,011	111,760
GS8 shares	94,422	107,373

Total proceeds from shares sold and reinvested	1,307,367,195	2,607,306,285

Value of shares redeemed
GS2 shares	(38,982,257)	(68,344,589)
GS4 shares	(1,285,152,906)	(2,578,673,372)
GS6 shares	—	(44,371)
GS8 shares	(16,277)	(23,730)

Total value of shares redeemed	(1,324,151,440)	(2,647,086,062)

Net increase (decrease) from capital share transactions (See Footnote 6)	(16,784,245)	(39,779,777)

Total increase (decrease) in net assets	(16,784,839)	(39,785,829)

Net Assets:
Beginning of Period	869,157,421	908,943,250

End of Period*	$852,372,582	$869,157,421

	$(72)	$—

*	Including undistributed (distributions in excess of) net investment income

See Notes to Financial Statements.

	Low-Duration Bond Fund		Medium-Duration Bond Fund		Extended-Duration Bond Fund
	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05
Operations:
Net investment income	$17,995,546	$27,489,857	$24,691,172	$37,575,293	$10,895,947	$22,113,407
Net realized gain (loss) on investment securities, foreign currency transactions and futures transactions	(6,796,149)	(10,659,334)	(9,256,983)	(1,097,926)	2,544,469	5,519,087
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations, and futures contracts	(1,515,705)	(4,406,789)	(22,636,119)	(11,782,137)	(29,248,760)	(1,883,245)

Net increase (decrease) in net assets resulting from operations	9,683,692	12,423,734	(7,201,930)	24,695,230	(15,808,344)	25,749,249

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(2,196,712)	(4,479,831)	(2,908,131)	(5,612,463)	(2,105,817)	(4,268,161)
GS4 shares	(11,313,898)	(22,992,157)	(17,482,305)	(34,648,385)	(7,818,832)	(17,074,698)
GS6 shares	(205,758)	(466,469)	(331,954)	(721,610)	(512,690)	(1,179,267)
GS8 shares	(83,917)	(177,594)	(121,795)	(253,597)	(173,050)	(357,326)
Distributions from net realized capital gains
GS2 shares	—	(1,147)	—	(645,746)	(74,866)	(1,712,320)
GS4 shares	—	(6,206)	—	(4,143,819)	(292,707)	(6,850,285)
GS6 shares	—	(124)	—	(84,242)	(19,853)	(452,529)
GS8 shares	—	(55)	—	(32,762)	(7,020)	(160,140)

Total dividends and distributions	(13,800,285)	(28,123,583)	(20,844,185)	(46,142,624)	(11,004,835)	(32,054,726)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	6,531,045	48,785,555	8,956,564	49,692,680	5,169,929	29,365,042
GS4 shares	48,441,230	106,691,749	76,965,818	194,463,337	28,563,140	83,231,124
GS6 shares	74	474,994	—	565,914	—	915,722
GS8 shares	8,908	1,242	2,916	642	2,089	597
Reinvestment of dividends and distributions
GS2 shares	2,156,290	4,405,558	2,816,631	6,068,879	2,131,888	5,855,155
GS4 shares	11,313,086	22,996,558	17,481,388	38,787,840	8,111,277	24,555,600
GS6 shares	205,758	466,593	331,954	805,854	532,543	1,631,795
GS8 shares	83,917	177,649	121,795	286,358	180,070	517,466

Total proceeds from shares sold and reinvested	68,740,308	183,999,898	106,677,066	290,671,504	44,690,936	146,072,501

Value of shares redeemed
GS2 shares	(4,709,088)	(5,405,010)	(4,260,236)	(4,002,381)	(4,224,477)	(7,220,381)
GS4 shares	(25,465,535)	(118,147,765)	(50,391,542)	(87,788,179)	(37,243,230)	(111,075,009)
GS6 shares	—	(5,304,186)	—	(4,180,127)	—	(10,716,919)
GS8 shares	(3)	(57)	(1,333)	—	(3)	—

Total value of shares redeemed	(30,174,626)	(128,857,018)	(54,653,111)	(95,970,687)	(41,467,710)	(129,012,309)

Net increase (decrease) from capital share transactions (See Footnote 6)	38,565,682	55,142,880	52,023,955	194,700,817	3,223,226	17,060,192

Total increase (decrease) in net assets	34,449,089	39,443,031	23,977,840	173,253,423	(23,589,953)	10,754,715

Net Assets:
Beginning of Period	910,177,004	870,733,973	1,101,061,785	927,808,362	471,660,822	460,906,107

End of Period*	$944,626,093	$910,177,004	$1,125,039,625	$1,101,061,785	$448,070,869	$471,660,822

	$4,288,241	$92,980	$3,534,950	$(312,037)	$433,388	$147,830

*	Including undistributed (distributions in excess of) net investment income

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		Value Equity Fund
	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05
Operations:
Net investment income (loss)	$3,823,906	$6,839,477	$11,990,012	$21,726,574
Net realized gain on investment securities, foreign currency transactions and futures transactions	1,414,508	5,134,962	112,255,203	103,688,872
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations, and futures contracts	6,789,302	9,385,998	(53,185,166)	(27,125,867)

Net increase (decrease) in net assets resulting from operations	12,027,716	21,360,437	71,060,049	98,289,579

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	(835,350)	(1,447,323)	(2,178,227)	(3,776,410)
GS4 shares	(2,757,292)	(5,001,471)	(9,551,501)	(17,465,290)
GS6 shares	(134,235)	(247,026)	(168,966)	(286,556)
GS8 shares	(52,694)	(93,751)	(54,686)	(91,028)
Distributions from net realized capital gains
GS2 shares	—	(264,015)	(2,831,260)	(16,300,818)
GS4 shares	—	(1,007,668)	(13,917,086)	(85,737,706)
GS6 shares	—	(50,704)	(273,799)	(1,574,230)
GS8 shares	—	(22,896)	(102,687)	(589,222)

Total dividends and distributions	(3,779,571)	(8,134,854)	(29,078,212)	(125,821,260)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	5,217,681	28,530,125	6,142,744	82,260,741
GS4 shares	26,759,356	42,657,409	18,547,918	69,243,699
GS6 shares	477	—	—	659,974
GS8 shares	14,574	1,205	34,073	3,181
Reinvestment of dividends and distributions
GS2 shares	826,992	1,693,048	4,961,636	19,689,834
GS4 shares	2,757,292	6,008,602	23,467,614	103,197,880
GS6 shares	134,236	297,730	442,765	1,860,786
GS8 shares	52,694	116,700	157,373	680,250

Total proceeds from shares sold and reinvested	35,763,302	79,304,819	53,754,123	277,596,345

Value of shares redeemed
GS2 shares	(3,115,508)	(5,429,955)	(7,713,202)	(12,032,159)
GS4 shares	(23,436,016)	(75,399,007)	(67,385,886)	(180,802,337)
GS6 shares	—	—	—	(4,427,418)
GS8 shares	(34)	—	(1,334)	(4)

Total value of shares redeemed	(26,551,558)	(80,828,962)	(75,100,422)	(197,261,918)

Net increase (decrease) from capital share transactions (See Footnote 6)	9,211,744	(1,524,143)	(21,346,299)	80,334,427

Total increase (decrease) in net assets	17,459,889	11,701,440	20,635,538	52,802,746

Net Assets:
Beginning of Period	482,518,820	470,817,380	1,456,826,003	1,404,023,257

End of Period*	$499,978,709	$482,518,820	$1,477,461,541	$1,456,826,003

_______________
* Including undistributed (distributions in excess of) net investment income	$93,337	$49,002	$143,922	$107,290

See Notes to Financial Statements.

	Growth Equity Fund		Small Cap Equity Fund		International Equity Fund
	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05	For the Six Months Ended 06/30/06 (Unaudited)	For the Year Ended 12/31/05
Operations:
Net investment income (loss)	$(1,366,989)	$(3,158,666)	$(833,165)	$(997,229)	$14,684,984	$17,340,082
Net realized gain on investment securities, foreign currency transactions and futures transactions	58,279,884	65,893,593	31,300,864	58,732,966	89,939,546	93,816,550
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency translations, and futures contracts	(132,032,712)	60,393,513	(3,079,177)	(23,098,045)	(3,446,973)	88,506,831

Net increase (decrease) in net assets resulting from operations	(75,119,817)	123,128,440	27,388,522	34,637,692	101,177,557	199,663,463

Dividends and Distributions to Shareholders:
Dividends from net investment income
GS2 shares	—	—	—	—	—	(3,522,540)
GS4 shares	—	—	—	—	—	(17,131,295)
GS6 shares	—	—	—	—	—	(298,613)
GS8 shares	—	—	—	—	—	(80,453)
Distributions from net realized capital gains
GS2 shares	—	—	—	(9,061,949)	—	(2,372,854)
GS4 shares	—	—	—	(51,308,587)	—	(12,803,717)
GS6 shares	—	—	—	(2,313,815)	—	(260,237)
GS8 shares	—	—	—	(848,678)	—	(85,266)

Total dividends and distributions	—	—	—	(63,533,029)	—	(36,554,975)

Capital Share Transactions:
Proceeds from shares sold
GS2 shares	11,455,595	87,716,607	4,737,604	36,479,492	9,756,654	77,135,236
GS4 shares	49,251,503	56,539,195	39,192,067	92,602,096	56,372,479	92,232,819
GS6 shares	—	325,805	—	414,999	11	1,580,532
GS8 shares	9,896	1,057	19,728	5,651	36,861	5,310
Reinvestment of dividends and distributions
GS2 shares	—	—	—	8,955,618	—	5,807,372
GS4 shares	—	—	—	51,300,141	—	29,934,318
GS6 shares	—	—	—	2,313,815	—	558,850
GS8 shares	—	—	—	848,679	—	165,719

Total proceeds from shares sold and reinvested	60,716,994	144,582,664	43,949,399	192,920,491	66,166,005	207,420,156

Value of shares redeemed
GS2 shares	(6,728,352)	(14,078,107)	(5,845,681)	(7,311,452)	(19,016,156)	(14,569,008)
GS4 shares	(62,398,722)	(207,536,437)	(44,322,094)	(91,442,536)	(96,518,972)	(213,587,734)
GS6 shares	—	(3,275,639)	—	(3,287,987)	—	(4,705,492)
GS8 shares	(471)	—	(3,197)	(3)	(1,907)	(1)

Total value of shares redeemed	(69,127,545)	(224,890,183)	(50,170,972)	(102,041,978)	(115,537,035)	(232,862,235)

Net increase (decrease) from capital share transactions (See Footnote 6)	(8,410,551)	(80,307,519)	(6,221,573)	90,878,513	(49,371,030)	(25,442,079)

Total increase (decrease) in net assets	(83,530,368)	42,820,921	21,166,949	61,983,176	51,806,527	137,666,409

Net Assets:
Beginning of Period	1,551,831,060	1,509,010,139	546,645,949	484,662,773	1,322,418,883	1,184,752,474

End of Period*	$1,468,300,692	$1,551,831,060	$567,812,898	$546,645,949	$1,374,225,410	$1,322,418,883

_______________
* Including undistributed (distributions in excess of) net investment income	$(1,366,989)	$—	$(833,165)	$—	$7,457,251	$(7,227,733)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)

	For a Share Outstanding For the Six Months Ended June 30, 2006 and For the Years Ended December 31, unless otherwise indicated										Ratios to Average Net Assets (1)
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments		Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return (2)	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income, Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate (2)
Money Market Fund

GS2 Class
2006(3)	$1.00	$—	†	$—	†	$— †	$—	$1.00	2.26%	$94,682	0.27%	0.27%	0.27%	4.53%	4.53%	N/A
2005	1.00	—	†	—	†	— †	—	1.00	3.07	93,103	0.27	0.27	0.26	3.03	3.04	N/A
2004	1.00	0.01		—	†	(0.01)	—	1.00	1.19	61,374	0.27	0.27	0.27	1.17	1.17	N/A
2003	1.00	0.01		—	†	(0.01)	— †	1.00	1.04	63,373	0.27	0.27	0.28	0.91	0.90	N/A
2002	1.00	0.02		—		(0.02)	— †	1.00	1.80	5,493	0.25	0.25	0.55	1.75	1.45	N/A
2001 (4)	1.00	0.01		—		(0.01)	—	1.00	0.66	25	0.25	0.25	90.37	2.60	(87.52)	N/A

GS4 Class
2006(3)	$1.00	$—	†	$—	†	$— †	$—	$1.00	2.17%	$747,726	0.46%	0.46%	0.46%	4.33%	4.33%	N/A
2005	1.00	—	†	—	†	— †	—	1.00	2.88	766,322	0.46	0.46	0.46	2.84	2.84	N/A
2004	1.00	0.01		—	†	(0.01)	—	1.00	0.99	838,087	0.46	0.46	0.45	0.98	0.99	N/A
2003	1.00	0.01		—	†	(0.01)	— †	1.00	0.85	853,062	0.45	0.45	0.45	0.84	0.84	N/A
2002	1.00	0.02		—		(0.02)	— †	1.00	1.60	906,302	0.45	0.44	0.50	1.58	1.52	N/A
2001 (4)	1.00	0.01		—		(0.01)	—	1.00	0.94	996,380	0.44	0.44	0.49	2.72	2.67	N/A

GS6 Class
2006(3)	$1.00	$—	†	$—	†	$— †	$—	$1.00	1.96%	$4,678	0.87%	0.87%	1.67%	3.92%	3.12%	N/A
2005	1.00	—	†	—	†	— †	—	1.00	2.50	4,587	0.83	0.83	1.43	2.47	1.87	N/A
2004	1.00	0.01		—	†	(0.01)	—	1.00	0.73	4,476	0.72	0.72	1.09	0.68	0.31	N/A
2003	1.00	0.01		—	†	(0.01)	— †	1.00	0.57	8,035	0.73	0.73	0.91	0.61	0.43	N/A
2002	1.00	0.01		—		(0.01)	— †	1.00	1.38	16,538	0.65	0.65	0.77	1.35	1.23	N/A
2001 (4)	1.00	0.01		—		(0.01)	—	1.00	0.81	788	0.75	0.75	16.37	1.98	(13.64)	N/A

GS8 Class
2006(3)	$1.00	$—	†	$—	†	$— †	$—	$1.00	1.81%	$5,286	1.17%	1.17%	1.28%	3.62%	3.51%	N/A
2005	1.00	—	†	—	†	— †	—	1.00	2.15	5,145	1.17	1.17	1.25	2.13	2.05	N/A
2004 (5)	1.00	—	†	—	†	— †	—	1.00	0.14	5,007	1.17	1.17	1.31	0.94	0.80	N/A

Low-Duration Bond Fund

GS2 Class
2006(3)	$9.06	$0.18	#	$(0.08)		$(0.19)	$—	$8.97	1.08%	$107,648	0.45%	0.45%	0.47%	4.06%	4.04%	71%
2005	9.32	0.30	#	(0.15)		(0.41)	— †	9.06	1.60	104,681	0.45	0.45	0.48	3.30	3.27	196
2004	9.51	0.21	#	(0.07)		(0.28)	(0.05)	9.32	1.47	59,777	0.45	0.45	0.49	2.22	2.18	289
2003	9.76	0.22	#	0.03		(0.37)	(0.13)	9.51	2.61	53,726	0.45	0.45	0.50	2.30	2.25	179
2002	9.85	0.37	#	0.19		(0.50)	(0.15)	9.76	5.89	6,320	0.46	0.45	0.78	3.71	3.38	182
2001 (4)	10.00	0.15		—		(0.22)	(0.08)	9.85	1.54	25	0.45	0.45	57.60	4.73	(52.42)	80

GS4 Class
2006(3)	$12.66	$0.24	#	$(0.11)		$(0.18)	$—	$12.61	1.01%	$820,418	0.61%	0.61%	0.66%	3.90%	3.85%	71%
2005	12.87	0.40	#	(0.22)		(0.39)	— †	12.66	1.39	789,077	0.61	0.61	0.67	3.13	3.07	196
2004	13.00	0.27	#	(0.09)		(0.26)	(0.05)	12.87	1.38	789,866	0.61	0.61	0.67	2.06	2.00	289
2003	13.16	0.32	#	—		(0.35)	(0.13)	13.00	2.45	727,265	0.61	0.61	0.67	2.43	2.37	179
2002	13.06	0.46	#	0.27		(0.48)	(0.15)	13.16	5.71	763,987	0.62	0.61	0.72	3.50	3.39	182
2001 (4)	13.10	0.21		0.05		(0.22)	(0.08)	13.06	1.96	812,387	0.61	0.61	0.72	4.47	4.36	80

GS6 Class
2006(3)	$9.09	$0.16	#	$(0.08)		$(0.16)	$—	$9.01	0.92%	$11,476	1.00%	1.00%	1.13%	3.51%	3.38%	71%
2005	9.36	0.25	#	(0.16)		(0.36)	— †	9.09	0.96	11,380	0.94	0.94	1.05	2.74	2.63	196
2004	9.54	0.17	#	(0.06)		(0.24)	(0.05)	9.36	1.17	16,087	0.85	0.85	0.90	1.82	1.77	289
2003	9.79	0.21	#	—		(0.33)	(0.13)	9.54	2.20	22,452	0.85	0.84	0.87	2.18	2.15	179
2002	9.86	0.33	#	0.22		(0.47)	(0.15)	9.79	5.70	20,985	0.79	0.79	0.93	3.35	3.21	182
2001 (4)	10.00	0.22		(0.06)		(0.22)	(0.08)	9.86	1.54	3,458	0.85	0.85	74.57	4.18	(69.54)	80

GS8 Class
2006(3)	$9.10	$0.14	#	$(0.08)		$(0.15)	$—	$9.01	0.67%	$5,084	1.30%	1.30%	1.47%	3.21%	3.04%	71%
2005	9.36	0.23	#	(0.16)		(0.33)	— †	9.10	0.73	5,040	1.30	1.30	1.50	2.44	2.24	196
2004 (5)	9.50	0.02	#	(0.01)		(0.10)	(0.05)	9.36	0.05	5,004	1.30	1.30	1.53	1.35	1.12	289

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Annualized.
(2)	Not annualized.
(3)	For the six months ended June 30, 2006.
(4)	Inception date was August 27, 2001.
(5)	Inception date was November 8, 2004.

See Notes to Financial Statements.

												Ratios to Average Net Assets (1)
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Net Asset Value, End of Period	Total Return (2)	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income, Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate (2)
Medium-Duration Bond Fund

GS2 Class
2006(3)	$8.71	$0.20	#	$(0.25)	$(0.24)	$—	$—		$8.42	(0.57)%	$104,793	0.50%	0.50%	0.50%	4.60%	4.60%	230%
2005	9.06	0.34	#	(0.10)	(0.53)	(0.06)	—		8.71	2.62	100,800	0.50	0.50	0.53	3.84	3.81	465
2004	9.24	0.28	#	0.21	(0.45)	(0.22)	—		9.06	5.34	52,865	0.50	0.50	0.53	2.97	2.94	372
2003	9.47	0.28	#	0.36	(0.58)	(0.29)	—		9.24	6.80	46,521	0.50	0.50	0.55	2.96	2.91	458
2002	9.65	0.46	#	0.40	(0.67)	(0.37)	—		9.47	9.25	7,218	0.51	0.50	0.82	4.77	4.45	543
2001 (4)	10.00	0.16		(0.08)	(0.23)	(0.20)	—	†	9.65	0.89	25	0.52	0.50	92.28	4.99	(86.79)	247
GS4 Class
2006(3)	$13.40	$0.29	#	$(0.38)	$(0.23)	$—	$—		$13.08	(0.65)%	$1,002,083	1.00%	0.62%	0.69%	4.47%	4.40%	230%
2005	13.63	0.50	#	(0.16)	(0.51)	(0.06)	—		13.40	2.50	981,935	0.62	0.62	0.71	3.71	3.62	465
2004	13.58	0.39	#	0.31	(0.43)	(0.22)	—		13.63	5.20	853,377	0.62	0.62	0.72	2.85	2.75	372
2003	13.54	0.46	#	0.43	(0.56)	(0.29)	—		13.58	6.62	741,743	0.62	0.62	0.71	3.37	3.28	458
2002	13.37	0.62	#	0.57	(0.65)	(0.37)	—		13.54	9.15	767,926	0.63	0.62	0.77	4.62	4.47	543
2001 (4)	13.60	0.22		(0.02)	(0.23)	(0.20)	—	†	13.37	1.49	827,774	0.64	0.62	0.77	4.62	4.47	247
GS6 Class
2006(3)	$8.78	$0.17	#	$(0.25)	$(0.22)	$—	$—		$8.48	(0.94)%	$13,081	1.05%	1.05%	1.13%	4.04%	3.96%	230%
2005	9.12	0.29	#	(0.09)	(0.48)	(0.06)	—		8.78	2.18	13,195	1.00	1.00	1.06	3.29	3.21	465
2004	9.30	0.24	#	0.21	(0.41)	(0.22)	—		9.12	4.88	16,524	0.90	0.90	0.95	2.61	2.56	372
2003	9.53	0.29	#	0.31	(0.54)	(0.29)	—		9.30	6.33	22,640	0.90	0.90	0.96	3.03	2.97	458
2002	9.70	0.42	#	0.41	(0.63)	(0.37)	—		9.53	8.90	19,289	0.90	0.90	1.03	4.37	4.24	543
2001 (4)	10.00	0.17		(0.04)	(0.23)	(0.20)	—	†	9.70	1.30	123	0.92	0.90	58.64	4.49	(53.25)	247
GS8 Class
2006(3)	$8.78	$0.16	#	$(0.24)	$(0.21)	$—	$—		$8.49	(0.96)%	$5,082	1.35%	1.35%	1.47%	3.74%	3.62%	230%
2005	9.13	0.27	#	(0.11)	(0.45)	(0.06)	—		8.78	1.73	5,132	1.35	1.35	1.52	2.96	2.81	465
2004 (5)	9.46	0.02	#	0.07	(0.20)	(0.22)	—		9.13	0.87	5,043	1.35	1.35	1.59	1.41	1.17	372

Extended-Duration Bond Fund

GS2 Class
2006(3)	$8.44	$0.20	#	$(0.46)	$(0.31)	$(0.01)	$—		$7.86	(3.18)%	$56,393	0.58%	0.58%	0.58%	4.92%	4.92%	39%
2005	8.90	0.44	#	0.04	(0.68)	(0.26)	—		8.44	5.65	57,372	0.56	0.56	0.57	4.90	4.89	38
2004	9.23	0.47	#	0.27	(0.76)	(0.31)	—		8.90	8.49	32,309	0.57	0.57	0.57	5.17	5.17	66
2003	9.64	0.54	#	0.51	(0.79)	(0.67)	—		9.23	11.32	29,004	0.59	0.59	0.60	5.49	5.48	121
2002	9.84	0.65		0.29	(0.90)	(0.24)	—		9.64	10.27	6,506	0.64	0.64	0.88	6.47	6.23	45
2001 (4)	10.00	0.24		(0.03)	(0.33)	(0.04)	—		9.84	2.13	26	0.66	0.65	90.75	6.62	(83.48)	22
GS4 Class
2006(3)	$14.82	$0.34	#	$(0.84)	$(0.29)	$(0.01)	$—		$14.02	(3.37)%	$371,976	0.73%	0.73%	0.75%	4.76%	4.74%	39%
2005	14.93	0.71	#	0.10	(0.66)	(0.26)	—		14.82	5.54	393,851	0.73	0.73	0.76	4.72	4.69	38
2004	14.78	0.75	#	0.45	(0.74)	(0.31)	—		14.93	8.37	399,459	0.73	0.73	0.75	5.01	4.99	66
2003	14.62	0.83	#	0.77	(0.77)	(0.67)	—		14.78	11.19	385,110	0.73	0.73	0.75	5.46	5.44	121
2002	14.37	0.90		0.47	(0.88)	(0.24)	—		14.62	10.03	401,198	0.73	0.73	0.82	6.29	6.20	45
2001 (4)	14.38	0.32		0.03	(0.32)	(0.04)	—		14.37	2.48	404,278	0.74	0.73	0.84	6.32	6.21	22
GS6 Class
2006(3)	$8.44	$0.18	#	$(0.48)	$(0.28)	$(0.01)	$—		$7.85	(3.58)%	$14,561	1.17%	1.17%	1.17%	4.33%	4.33%	39%
2005	8.89	0.39	#	0.05	(0.63)	(0.26)	—		8.44	5.19	15,100	1.09	1.09	1.09	4.37	4.37	38
2004	9.22	0.44	#	0.27	(0.73)	(0.31)	—		8.89	8.05	24,043	0.98	0.98	0.96	4.76	4.78	66
2003	9.63	0.52	#	0.50	(0.76)	(0.67)	—		9.22	10.95	27,978	0.93	0.93	0.94	5.25	5.24	121
2002	9.83	0.62		0.29	(0.87)	(0.24)	—		9.63	9.93	24,812	0.91	0.91	1.03	6.18	6.06	45
2001 (4)	10.00	0.32		(0.13)	(0.32)	(0.04)	—		9.83	1.91	8,553	1.06	1.05	28.96	6.14	(21.77)	22
GS8 Class
2006(3)	$8.44	$0.16	#	$(0.47)	$(0.27)	$(0.01)	$—		$7.85	(3.72)%	$5,142	1.50%	1.50%	1.53%	4.00%	3.97%	39%
2005	8.89	0.35	#	0.06	(0.60)	(0.26)	—		8.44	4.81	5,339	1.50	1.50	1.56	3.95	3.89	38
2004 (5)	9.23	0.06	#	0.11	(0.20)	(0.31)	—		8.89	1.91	5,096	1.50	1.50	1.61	4.31	4.20	66

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

	For a Share Outstanding For the Six Months Ended June 30, 2006 and For the Years Ended December 31, unless otherwise indicated											Ratios to Average Net Assets (1)
	Net Asset Value, Beginning of Period	Net Investment Income		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Excess Distribution/ Return of Capital		Net Asset Value, End of Period	Total Return (2)	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income, Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate (2)
Equity Index Fund

GS2 Class
2006 (3)	$9.96	$0.09	#	$0.17	$(0.13)	$—	$—		$10.09	2.64%	$65,906	0.23%	0.23%	0.23%	1.70%	1.70%	3%
2005	9.78	0.16	#	0.30	(0.24)	(0.04)	—		9.96	4.80	62,214	0.23	0.23	0.24	1.63	1.62	6
2004	9.08	0.16	#	0.81	(0.27)	—	—	†	9.78	10.77	36,148	0.25	0.25	0.23	1.75	1.77	2
2003	7.22	0.12	#	1.91	(0.17)	—	—		9.08	28.19	33,009	0.25	0.25	0.28	1.46	1.43	2
2002	9.58	0.14		(2.29)	(0.18)	(0.03)	—		7.22	(22.57)	4,737	0.25	0.25	0.60	1.40	1.05	3
2001 (4)	10.00	0.03		(0.34)	(0.06)	(0.05)	—		9.58	(3.14)	28	0.25	0.25	86.25	1.19	(84.81)	3

GS4 Class
2006 (3)	$16.97	$0.13	#	$0.30	$(0.12)	$—	$—		$17.28	2.52%	$416,209	0.40%	0.40%	0.42%	1.53%	1.51%	3%
2005	16.47	0.24	#	0.51	(0.21)	(0.04)	—		16.97	4.61	402,865	0.40	0.40	0.43	1.46	1.43	6
2004	15.12	0.25	#	1.35	(0.25)	—	—		16.47	10.60	417,962	0.40	0.40	0.41	1.60	1.59	2
2003	11.93	0.18	#	3.16	(0.15)	—	—		15.12	28.03	382,067	0.40	0.40	0.44	1.33	1.29	2
2002	15.64	0.17		(3.69)	(0.16)	(0.03)	—		11.93	(22.59)	295,261	0.40	0.40	0.51	1.21	1.10	3
2001 (4)	16.15	0.05		(0.46)	(0.05)	(0.05)	—		15.64	(2.55)	401,471	0.40	0.40	0.53	0.98	0.85	3

GS6 Class
2006 (3)	$10.02	$0.07	#	$0.17	$(0.11)	$—	$—		$10.15	2.44%	$12,307	0.60%	0.60%	0.85%	1.33%	1.08%	3%
2005	9.83	0.13	#	0.31	(0.21)	(0.04)	—		10.02	4.54	12,019	0.56	0.56	0.82	1.30	1.04	6
2004	9.14	0.13	#	0.81	(0.25)	—	—		9.83	10.37	11,502	0.45	0.45	0.72	1.41	1.14	2
2003	7.26	0.10	#	1.93	(0.15)	—	—		9.14	28.09	17,395	0.45	0.45	0.73	1.28	1.00	2
2002	9.63	0.13		(2.31)	(0.16)	(0.03)	—		7.26	(22.71)	12,890	0.45	0.45	0.81	1.21	0.85	3
2001 (4)	10.00	0.02		(0.28)	(0.06)	(0.05)	—		9.63	(2.65)	367	0.45	0.45	28.52	0.95	(27.12)	3

GS8 Class
2006 (3)	$10.02	$0.05	#	$0.18	$(0.10)	$—	$—		$10.15	2.29%	$5,557	0.90%	0.90%	1.21%	1.03%	0.72%	3%
2005	9.84	0.09	#	0.31	(0.18)	(0.04)	—		10.02	4.09	5,421	0.90	0.90	1.19	0.96	0.67	6
2004 (5)	9.55	0.04	#	0.35	(0.10)	—	—		9.84	4.11	5,205	0.90	0.90	1.27	3.18	2.81	2

Value Equity Fund

GS2 Class
2006 (3)	$10.75	$0.10	#	$0.43	$(0.15)	$(0.20)	$—		$10.93	4.97%	$162,403	0.72%	0.71%	0.72%	1.78%	1.77%	58%
2005	11.44	0.20	#	0.65	(0.28)	(1.26)	—		10.75	7.40	156,279	0.73	0.72	0.73	1.72	1.71	54
2004	9.94	0.17	#	1.59	(0.26)	— †	—		11.44	17.83	75,123	0.75	0.74	0.74	1.64	1.64	56
2003	7.77	0.14	#	2.26	(0.23)	—	—		9.94	31.09	69,991	0.76	0.75	0.78	1.62	1.59	54
2002	9.64	0.16		(1.80)	(0.23)	—	—	†	7.77	(17.22)	5,265	0.76	0.72	1.06	1.77	1.43	70
2001 (4)	10.00	0.06		(0.35)	(0.07)	—	—		9.64	(2.88)	77	0.76	0.76	81.37	1.60	(79.01)	21

GS4 Class
2006 (3)	$17.50	$0.14	#	$0.71	$(0.13)	$(0.20)	$—		$18.02	4.90%	$1,293,466	0.90%	0.89%	0.91%	1.60%	1.58%	58%
2005	17.74	0.28	#	0.99	(0.25)	(1.26)	—		17.50	7.13	1,279,940	0.90	0.89	0.93	1.53	1.49	54
2004	15.28	0.24	#	2.45	(0.23)	—	—		17.74	17.71	1,305,669	0.90	0.89	0.92	1.49	1.46	56
2003	11.85	0.21	#	3.43	(0.21)	—	—		15.28	30.84	1,152,116	0.90	0.88	0.94	1.59	1.53	54
2002	14.57	0.21		(2.73)	(0.20)	—	—	†	11.85	(17.37)	938,583	0.90	0.87	0.98	1.57	1.46	70
2001 (4)	15.21	0.06		(0.64)	(0.06)	—	—		14.57	(3.79)	1,159,209	0.90	0.90	1.00	1.29	1.19	21

GS6 Class
2006 (3)	$10.69	$0.07	#	$0.43	$(0.12)	$(0.20)	$—		$10.87	4.71%	$15,704	1.29%	1.28%	1.29%	1.21%	1.20%	58%
2005	11.39	0.14	#	0.64	(0.22)	(1.26)	—		10.69	6.78	15,003	1.25	1.24	1.27	1.17	1.14	54
2004	9.90	0.12	#	1.59	(0.22)	—	—		11.39	17.35	17,968	1.15	1.14	1.22	1.20	1.12	56
2003	7.75	0.11	#	2.23	(0.19)	—	—		9.90	30.46	19,680	1.15	1.13	1.20	1.33	1.26	54
2002	9.61	0.15		(1.82)	(0.19)	—	—	†	7.75	(17.48)	13,987	1.15	1.11	1.29	1.38	1.20	70
2001 (4)	10.00	0.03		(0.35)	(0.07)	—	—		9.61	(3.23)	168	1.15	1.15	65.50	1.12	(63.23)	21

GS8 Class
2006 (3)	$10.68	$0.05	#	$0.42	$(0.10)	$(0.20)	$—		$10.85	4.46%	$5,889	1.60%	1.59%	1.66%	0.90%	0.83%	58%
2005	11.39	0.10	#	0.63	(0.18)	(1.26)	—		10.68	6.39	5,603	1.60	1.59	1.71	0.83	0.71	54
2004 (5)	10.89	0.03	#	0.54	(0.07)	—	—		11.39	5.28	5,262	1.60	1.59	1.79	1.71	1.51	56

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Annualized.
(2)	Not annualized.
(3)	For the six months ended June 30, 2006.
(4)	Inception date was August 27, 2001.
(5)	Inception date was November 8, 2004.

See Notes to Financial Statements.

								Ratios to Average Net Assets (1)
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Realized and Unrealized Gain (Loss) on Investments	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return (2)	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income/ (Loss), Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate (2)
Growth Equity Fund

GS2 Class
2006 (3)	$11.18	$(0.01)	$(0.53)	$—	$10.64	(4.83)%	$168,320	0.87%	0.87%	0.88%	(0.07)%	(0.08)%	26%
2005	10.29	(0.03)	0.92	—	11.18	8.65	172,118	0.87	0.86	0.89	(0.10)	(0.13)	49
2004	9.16	—	1.13	—	10.29	12.34	84,177	0.87	0.86	0.89	0.01	(0.02)	56
2003	7.07	(0.01)	2.10	—	9.16	29.56	79,547	0.81	0.79	0.85	(0.03)	(0.09)	77
2002	9.83	0.01	(2.77)	—	7.07	(28.08)	4,553	0.78	0.75	1.14	0.09	(0.30)	41
2001 (4)	10.00	— †	(0.17)	—	9.83	(1.70)	29	0.78	0.78	83.19	0.02	(82.39)	9

GS4 Class
2006 (3)	$17.71	$(0.02)	$(0.85)	$—	$16.84	(4.91)%	$1,283,737	0.99%	0.99%	1.07%	(0.19)%	(0.27)%	26%
2005	16.33	(0.04)	1.42	—	17.71	8.45	1,362,599	0.99	0.99	1.08	(0.22)	(0.32)	49
2004	14.55	(0.02)	1.80	—	16.33	12.23	1,405,754	0.99	0.98	1.08	(0.11)	(0.21)	56
2003	11.23	(0.01)	3.33	—	14.55	29.56	1,285,223	0.92	0.90	1.01	(0.07)	(0.18)	77
2002	15.63	(0.01)	(4.39)	—	11.23	(28.15)	1,049,709	0.90	0.88	1.02	(0.05)	(0.19)	41
2001 (4)	15.93	(0.01)	(0.29)	—	15.63	(1.88)	1,354,301	0.90	0.90	1.05	(0.11)	(0.26)	9

GS6 Class
2006 (3)	$10.99	$(0.03)	$(0.53)	$—	$10.43	(5.10)%	$10,825	1.39%	1.39%	1.53%	(0.59)%	(0.73)%	26%
2005	10.17	(0.09)	0.91	—	10.99	8.06	11,406	1.34	1.33	1.47	(0.57)	(0.71)	49
2004	9.08	(0.07)	1.16	—	10.17	12.00	13,780	1.24	1.23	1.44	(0.42)	(0.63)	56
2003	7.03	(0.02)	2.07	—	9.08	29.16	18,099	1.17	1.15	1.33	(0.33)	(0.51)	77
2002	9.81	(0.02)	(2.76)	—	7.03	(28.34)	12,503	1.15	1.12	1.36	(0.28)	(0.52)	41
2001 (4)	10.00	— †	(0.19)	—	9.81	(1.90)	309	1.15	1.15	47.77	(0.32)	(46.94)	9

GS8 Class
2006 (3)	$10.95	$(0.05)	$(0.53)	$—	$10.37	(5.30)%	$5,418	1.69%	1.69%	1.84%	(0.89)%	(1.04)%	26%
2005	10.16	(0.09)	0.88	—	10.95	7.78	5,708	1.69	1.68	1.88	(0.92)	(1.12)	49
2004 (5)	9.59	— †	0.57	—	10.16	5.94	5,299	1.69	1.67	1.97	0.30	—	56

Small Cap Equity Fund

GS2 Class
2006 (3)	$11.40	$(0.01)#	$0.58	$—	$11.97	5.00%	$64,059	1.09%	1.08%	1.09%	(0.16)%	(0.17)%	47%
2005	12.51	(0.01)#	0.84	(1.94)	11.40	6.48	62,009	1.10	1.09	1.07	(0.06)	(0.04)	97
2004	11.52	(0.01)	1.74	(0.74)	12.51	15.04	28,639	1.18	1.15	1.20	(0.10)	(0.15)	148
2003	7.88	(0.03)	3.67	—	11.52	46.19	25,415	1.18	1.12	1.27	(0.26)	(0.41)	131
2002	10.12	(0.01)	(2.23)	—	7.88	(22.13)	4,869	1.18	1.11	1.60	(0.12)	(0.61)	160
2001 (4)	10.00	— †	0.12	—	10.12	1.20	81	1.18	1.18	76.30	0.12	(75.00)	92

GS4 Class
2006 (3)	$15.61	$(0.02)#	$0.79	$—	$16.38	4.93%	$481,475	1.21%	1.20%	1.29%	(0.28)%	(0.37)%	47%
2005	16.48	(0.03)#	1.10	(1.94)	15.61	6.37	463,367	1.22	1.21	1.27	(0.19)	(0.26)	97
2004	14.99	(0.02)	2.25	(0.74)	16.48	14.89	432,763	1.25	1.22	1.37	(0.16)	(0.31)	148
2003	10.25	(0.04)	4.78	—	14.99	46.24	357,703	1.25	1.19	1.43	(0.34)	(0.58)	131
2002	13.18	(0.02)	(2.91)	—	10.25	(22.23)	232,992	1.25	1.19	1.51	(0.19)	(0.51)	160
2001 (4)	13.07	(0.01)	0.12	—	13.18	0.84	321,743	1.25	1.25	1.52	(0.13)	(0.40)	92

GS6 Class
2006 (3)	$11.16	$(0.04)#	$0.56	$—	$11.68	4.66%	$16,310	1.61%	1.60%	1.64%	(0.68)%	(0.72)%	47%
2005	12.34	(0.06)#	0.82	(1.94)	11.16	6.00	15,577	1.57	1.56	1.59	(0.53)	(0.56)	97
2004	11.41	(0.08)	1.75	(0.74)	12.34	14.66	17,875	1.50	1.47	1.69	(0.43)	(0.65)	148
2003	7.83	(0.04)	3.62	—	11.41	45.72	22,520	1.50	1.44	1.70	(0.59)	(0.85)	131
2002	10.09	(0.04)	(2.22)	—	7.83	(22.40)	12,878	1.50	1.43	1.82	(0.44)	(0.83)	160
2001 (4)	10.00	— †	0.09	—	10.09	0.90	115	1.50	1.50	123.38	(0.28)	(122.16)	92

GS8 Class
2006 (3)	$11.11	$(0.06)#	$0.56	$—	$11.61	4.50%	$5,969	1.91%	1.90%	2.04%	(0.98)%	(1.12)%	47%
2005	12.34	(0.11)#	0.82	(1.94)	11.11	5.61	5,694	1.92	1.91	2.07	(0.88)	(1.04)	97
2004 (5)	12.14	(0.01)	0.95	(0.74)	12.34	7.77	5,386	1.95	1.91	2.19	(0.68)	(0.96)	148

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)

	For a Share Outstanding For the Six Months Ended June 30, 2006 and For the Years Ended December 31, unless otherwise indicated											Ratios to Average Net Assets (1)
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Net Asset Value, End of Period	Total Return (2)	Net Assets, End of Period (000)	Expenses, Net	Expenses, Including Expense Reduction	Expenses, Before Waivers and Expense Reduction	Investment Income/ (Loss), Net	Investment Income/ (Loss), Excluding Waivers and Expense Reduction	Portfolio Turnover Rate (2)
International Equity Fund

GS2 Class
2006(3)	$14.71	$0.18		$0.97	$—	$—	$—		$15.86	7.82%	$181,267	0.97%	0.96%	1.10%	2.27%	2.13%	16%
2005	12.93	0.29		1.99	(0.30)	(0.20)	—		14.71	17.66	176,819	0.97	0.95	1.12	1.59	1.43	30
2004	11.06	0.16		1.93	(0.22)	—	—		12.93	18.93	87,300	0.97	0.95	1.13	1.32	1.14	33
2003	8.26	0.08	#	2.90	(0.18)	—	—		11.06	36.06	50,390	0.97	0.95	1.14	0.86	0.67	33
2002	9.50	0.11		(1.22)	(0.13)	—	—	†	8.26	(11.72)	5,416	0.96	0.93	1.43	1.29	0.79	30
2001 (4)	10.00	—	†	(0.47)	(0.03)	—	—		9.50	(4.69)	27	0.96	0.96	88.97	0.11	(87.90)	20

GS4 Class
2006(3)	$17.37	$0.19		$1.15	$—	$—	$—		$18.71	7.72%	$1,165,668	1.15%	1.14%	1.29%	2.10%	1.95%	16%
2005	15.20	0.23		2.41	(0.27)	(0.20)	—		17.37	17.39	1,120,234	1.15	1.13	1.31	1.42	1.24	30
2004	12.96	0.17		2.26	(0.19)	—	—		15.20	18.80	1,072,556	1.15	1.13	1.31	1.22	1.04	33
2003	9.66	0.15	#	3.31	(0.16)	—	—		12.96	35.81	920,664	1.15	1.13	1.31	1.39	1.21	33
2002	11.09	0.11		(1.43)	(0.11)	—	—	†	9.66	(11.94)	698,704	1.15	1.12	1.35	1.00	0.77	30
2001 (4)	11.66	0.01		(0.55)	(0.03)	—	—		11.09	(4.61)	795,363	1.15	1.15	1.37	0.28	0.06	20

GS6 Class
2006(3)	$14.56	$0.14		$0.95	$—	$—	$—		$15.65	7.49%	$20,555	1.50%	1.49%	1.63%	1.75%	1.61%	16%
2005	12.80	0.13		2.06	(0.23)	(0.20)	—		14.56	17.15	19,123	1.45	1.43	1.64	1.11	0.91	30
2004	10.95	0.12		1.90	(0.17)	—	—		12.80	18.52	19,551	1.35	1.33	1.58	1.06	0.81	33
2003	8.19	0.10	#	2.80	(0.14)	—	—		10.95	35.47	20,434	1.36	1.34	1.50	1.14	0.98	33
2002	9.43	0.06		(1.21)	(0.09)	—	—	†	8.19	(12.18)	14,078	1.37	1.34	1.64	0.88	0.58	30
2001 (4)	10.00	(0.01	)#	(0.53)	(0.03)	—	—		9.43	(5.40)	51	1.45	1.45	256.83	(0.32)	(255.70)	20

GS8 Class
2006(3)	$14.54	$0.11		$0.95	$—	$—	$—		$15.60	7.29%	$6,735	1.80%	1.79%	2.03%	1.45%	1.21%	16%
2005	12.80	0.11		2.02	(0.19)	(0.20)	—		14.54	16.67	6,243	1.80	1.78	2.11	0.76	0.43	30
2004 (5)	12.05	—	†	0.84	(0.09)	—	—		12.80	6.93	5,346	1.80	1.78	2.16	(0.37)	(0.75)	33

†	Amount represents less than $0.005 per share.
#	Calculated using the average shares outstanding method.
(1)	Annualized.
(2)	Not annualized.
(3)	For the six months ended June 30, 2006.
(4)	Inception date was August 27, 2001.
(5)	Inception date was November 8, 2004.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. DESCRIPTION OF THE FUNDS

GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established seventeen series (each a “Fund” and together, the “Funds”). Each Fund is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I and Global Equity Fund I are each referred to as a “Blended Fund” and together are referred to as the “Blended Funds.” The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Low-Duration Bond Fund, Medium-Duration Bond Fund and Extended-Duration Bond Fund are together referred to as the “Bond Funds.” The Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund are together referred to as the “Equity Funds.” The Money Market Fund is referred to as the “Money Market Fund.”

There are four classes of shares issued by the Funds — the GS2 Class, the GS4 Class, the GS6 Class and the GS8 Class. All classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed income obligations, stocks and other investments. The Blended Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Blended Funds are commonly referred to as “Fund of Funds”.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

a. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale, or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price. Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, a Valuation Committee meeting may be called. The Trust uses FT-Interactive Data (“FT”) as a third party fair valuation vendor. FT provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by FT in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by FT.

The Money Market Fund uses the amortized cost method, which approximates market value, to determine the value of its portfolio securities.

The Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

b. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

c. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, the intended purchase of securities or to gain market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and this party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. The Funds bear the market risk arising from any change in index values or interest rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Options and Futures — The International Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

TBAs — The Bond Funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Securities” above.

Dollar Rolls — During the year ended December 31, 2005, GuideStone Funds entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

Swap Agreements — Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts, the Bond Funds may enter into interest rate and credit default swaps, the International Equity and Bond Funds may enter into currency swaps and each Select Fund may enter into total return swaps.

Swap agreements are the exchange of one security or asset for another. A swap may be entered into in order to, among other things, change the maturity of a fund’s portfolio, to protect a fund’s value from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index, or that the counterparty will not fulfill its obligation under the agreement. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities may be set aside as collateral by the Fund’s custodian.

d. Foreign Currency Translations

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

e. Dividends and Distributions to Shareholders

Dividends from net investment income for the Money Market Fund are declared daily and paid monthly. Dividends from net investment income for the Bond Funds are declared and paid monthly. Dividends from net investment income, if any, for the Equity Index Fund, Growth Equity Fund and Value Equity Fund are declared and paid semi-annually. Dividends from net investment income, if any, for the Small Cap Equity Fund, International Equity Fund and the Blended Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

f. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are identified on an identified cost basis.

g. Expenses

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds of the Trust are generally allocated to each Fund in proportion to their relative net assets. Each class of shares bears its pro-rata portion of expenses attributable to its class, except that each class separately bears expenses related specifically to that class, such as printing, transfer agent, service and distribution fees.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. Investment Advisory Fees

Pursuant to a separate investment advisory agreement, GuideStone Capital Management (“GSCM” or “Investment Advisor”) acts as the Investment Advisor to the Funds. As Investment Advisor it supervises the investments of the Funds and for such services is paid a fee.

GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds and for such services each sub-adviser receives a fee from the Funds.

The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers, listed at the end of this report, are computed daily based upon the net assets of each Fund. The actual advisory and sub-advisory fees accrued during the six months ended June 30, 2006, based upon average daily net assets, were as follows:

Fund	Advisory Fees	Sub-Adviser Fees
Flexible Income	0.10%	—
Growth & Income	0.10%	—
Capital Opportunities	0.10%	—
Global Equity	0.10%	—
Flexible Income I	0.10%	—
Growth & Income I	0.10%	—
Capital Opportunities I	0.10%	—
Global Equity I	0.10%	—
Money Market	0.14%	0.07%
Low-Duration Bond	0.20%	0.20%
Medium-Duration Bond	0.23%	0.20%
Extended-Duration Bond	0.27%	0.22%
Equity Index	0.14%	0.02%
Value Equity	0.43%	0.23%
Growth Equity	0.48%	0.36%
Small Cap Equity	0.30%	0.72%
International Equity	0.47%	0.49%

For the six months ended June 30, 2006, advisory fees and waivers for each Fund were as follows:

	Gross Advisory Fee	Waivers	Net Advisory Fee (Reimbursement)
Flexible Income	$152,211	$(80,439)	$71,772
Growth & Income	655,408	(35,097)	620,311
Capital Opportunities	537,980	(40,624)	497,356
Global Equity	494,981	(41,113)	453,868
Flexible Income I	27,209	(28,963)	(1,754)
Growth & Income I	120,578	(746)	119,832
Capital Opportunities I	82,611	(14,095)	68,516
Global Equity I	65,195	(16,156)	49,039
Money Market	585,332	(21,212)	564,120
Low-Duration Bond	920,468	(250,341)	670,127
Medium-Duration Bond	1,268,787	(422,627)	846,160
Extended-Duration Bond	618,277	(53,525)	564,752
Equity Index	347,488	(81,815)	265,673
Value Equity	3,203,849	(90,918)	3,112,931
Growth Equity	3,644,598	(603,311)	3,041,287
Small Cap Equity	869,342	(210,564)	658,778
International Equity	3,252,897	(969,349)	2,283,548

b. Distribution and Shareholder Servicing Fees

The Board of Trustees has adopted Shareholder Service Plans for the GS4, GS6 and GS8 Class of each Select Fund and the GS6 and GS8 Class of each Blended Fund (“Service Plans”) and a separate Plan of Distribution for the GS6 and GS8 Class of each Select Fund and Blended Fund pursuant to Rule 12b-1 under the 1940 Act (“ 12b-1 Plan”).

Under the Service Plans, the GS4, GS6 and GS8 Class of each Select Fund and the GS6 and GS8 Class of each applicable Blended Fund are authorized to pay fees to parties that provide services for and maintain shareholder accounts. The GS4, GS6 and GS8 Class of each Select Fund are authorized to pay service fees of 0.19%, 0.30% and 0.40% of average daily net assets, respectively. The GS6 and GS8 Class of each applicable Blended Fund are authorized to pay service fees of 0.11% and 0.21% of average daily net assets, respectively.

Under the 12b-1 Plan, the assets of each Select Fund and Blended Fund may be used to compensate GuideStone Financial Resources, the Distributor or others for certain expenses relating to the distribution of shares of the Funds to investors. Under the 12b-1 Plan, the maximum amount payable as a percentage of average daily net assets on an annual basis is 0.10% by the GS6 Class of each Select Fund and applicable Blended Fund and 0.30% by the GS8 Class of each Select Fund and applicable Blended Fund.

c. Expense Limitation

GSCM has agreed, through April 30, 2007, to waive fees and reimburse expenses of the GS2 Class, GS4 Class, GS6 Class and the GS8 Class of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each class’s average daily net assets as follows:

Fund	GS2 Class	GS4 Class	GS6 Class	GS8 Class
Flexible Income	—	0.13%	0.50%	0.80%
Growth & Income	—	0.13%	0.60%	0.90%
Capital Opportunities	—	0.13%	0.70%	1.00%
Global Equity	—	0.13%	0.57%	0.87%
Flexible Income I	0.17%	—	—	—
Growth & Income I	0.17%	—	—	—
Capital Opportunities I	0.17%	—	—	—
Global Equity I	0.17%	—	—	—
Money Market	0.27%	0.46%	0.87%	1.17%
Low-Duration Bond	0.45%	0.61%	1.00%	1.30%
Medium-Duration Bond	0.50%	0.62%	1.05%	1.35%
Extended-Duration Bond	0.65%	0.73%	1.20%	1.50%
Equity Index	0.25%	0.40%	0.60%	0.90%
Value Equity	0.76%	0.90%	1.30%	1.60%
Growth Equity	0.90%	1.02%	1.42%	1.72%
Small Cap Equity	1.14%	1.21%	1.61%	1.91%
International Equity	0.97%	1.15%	1.50%	1.80%

During the period January 1, 2006 through May 16, 2006, the expense caps for the Growth Equity Fund GS2 Class, GS4 Class, GS6 Class and GS8 Class were 0.87%, 0.99%, 1.39% and 1.69%, respectively.

Each Fund in turn agrees to reimburse GSCM for any operating expenses in excess of the expense limitation paid, waived or assumed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation during the year in which the reimbursement would be made, and provided further that no amount will be reimbursed by the Fund more than three years after the year in which it was incurred or waived by GSCM.

At June 30, 2006, the amounts subject to possible future reimbursement under the expense limitation agreement are as follows:

	GS2 Class	GS4 Class	GS6 Class	GS8 Class
Flexible Income	NA	$406,058	$44,624	$18,107
Growth & Income	NA	113,331	26,772	5,737
Capital Opportunities	NA	189,870	18,194	2
Global Equity	NA	228,211	17,363	4,843
Flexible Income I	$196,297	NA	NA	NA
Growth & Income I	114,296	NA	NA	NA
Capital Opportunities I	164,875	NA	NA	NA
Global Equity I	171,665	NA	NA	NA
Money Market	—	—	96,111	7,799
Low-Duration Bond	69,785	1,420,555	34,602	15,751
Medium-Duration Bond	19,579	2,129,959	28,631	12,226
Extended-Duration Bond	—	285,546	—	4,435
Equity Index	—	284,015	130,146	26,291
Value Equity	—	817,576	21,891	8,368
Growth Equity	47,431	3,608,270	79,027	15,575
Small Cap Equity	—	1,216,968	74,491	12,898
International Equity	470,536	4,975,345	116,451	27,130

During the six months ended June 30, 2006, GSCM recaptured the following amounts:

	GS2 Class	GS6 Class	GS8 Class
Growth & Income	—	$4,478	—
Capital Opportunities	—	207	$398
Global Equity	—	2,496	—
Flexible Income I	$1,754	—	—
Value Equity	—	46	—

d. Brokerage Service and Other Arrangements

The Investment Advisor directs the sub-advisers to place security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Equity Funds. The amount of expenses paid through Brokerage Service Arrangements for the six months ended June 30, 2006, were as follows:

Fund	Expenses Paid Through Brokerage Service Arrangements
Value Equity	$44,500
Growth Equity	37,515
Small Cap Equity	18,896
International Equity	44,264

In addition, the Funds have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Fund’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the six months ended June 30, 2006, expenses reduced were as follows:

Fund	Reduction to Expenses
Flexible Income	$282
Growth & Income	330
Capital Opportunities	518
Global Equity	324
Flexible Income I	278
Growth & Income I	357
Capital Opportunities I	338
Global Equity I	352
Money Market	5,060
Low-Duration Bond	152,838
Medium-Duration Bond	109,628
Extended-Duration Bond	3,608
Equity Index	644
Value Equity	4,051
Growth Equity	3,349
Small Cap Equity	978
International Equity	2,375

e. Administrator, Transfer Agent and Distributor

Certain employees of PFPC Inc. (“PFPC”), an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), are officers of the Funds. PFPC serves as Administrator and Transfer agent of the Funds.

For its services as Administrator, PFPC is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, currently range between .008% and .0375% of average daily net assets. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended June 30, 2006, PFPC received $2,676,841 in aggregate fees and expenses for services rendered under the various agreements described above.

PFPC Distributors, Inc. (“PDI”), also an indirect, wholly owned subsidiary of PNC, serves as the Distributor for the Funds. The Funds do not pay any fees to PDI in its capacity as Distributor.

4. SECURITIES LENDING

Through an agreement with Northern Trust (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash, letters of credit or U.S. Government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned Securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust. At June 30, 2006, the market values of loaned securities and collateral received were as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral
Low-Duration Bond	$77,634,003	$79,269,594
Medium-Duration Bond	316,188,177	321,136,139
Extended-Duration Bond	224,552,272	226,916,524
Equity Index	39,117,706	39,852,896
Value Equity	106,681,354	108,352,585
Growth Equity	170,011,172	173,539,707
Small Cap Equity	261,161,006	266,037,229
International Equity	187,436,976	192,117,479

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales and maturities (other than short-term and U.S. Government obligations) for each Fund were as follows:

	Purchases	Sale and Maturity Proceeds
Flexible Income	$11,850,000	$2,500,000
Growth & Income	43,050,000	25,050,000
Capital Opportunities	36,150,000	42,550,000
Global Equity	36,200,000	37,000,000
Flexible Income I	2,564,000	1,898,000
Growth & Income I	14,888,000	13,377,000
Capital Opportunities I	12,963,000	7,433,000
Global Equity I	8,108,000	6,349,000
Low-Duration Bond	357,949,702	225,735,902
Medium-Duration Bond	229,875,553	1,200,197,320
Extended-Duration Bond	22,505,740	56,061,729
Equity Index	19,915,499	14,158,503
Value Equity	836,504,272	861,547,428
Growth Equity	387,014,489	434,609,399
Small Cap Equity	261,655,876	270,573,445
International Equity	211,646,068	248,085,873

For the six months ended June 30, 2006, the cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations for each Fund were as follows:

	Purchases	Sale and Maturity Proceeds
Flexible Income	$10,659,568	$11,010,823
Growth & Income	29,747,251	32,578,567
Capital Opportunities	10,237,756	11,092,554
Flexible Income I	3,016,022	2,894,326
Growth & Income I	7,683,068	7,742,996
Capital Opportunities I	2,528,776	2,666,263
Low-Duration Bond	255,882,085	347,107,827
Medium-Duration Bond	2,680,780,034	1,636,804,864
Extended-Duration Bond	156,468,576	119,724,789

Futures Contracts

Investments in securities as of June 30, 2006 included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

	Market Value of Collateral	Open Purchase (Sale) Contracts	Notional Market Value on Futures	Net Unrealized Gain (Loss) on Futures
Flexible Income Fund
June 2006 S&P 500®	$133,568	3	$959,550	$15,624

Growth & Income Fund
June 2006 S&P 500®	796,460	29	9,275,650	$55,425

Capital Opportunities Fund
June 2006 S&P 500®	900,346	36	11,514,600	$60,667

Global Equity Fund
June 2006 S&P 500®	1,281,263	25	7,996,250	$139,593

Flexible Income Fund I
June 2006 S&P 500® E-Mini	19,788	3	191,910	$2,948

Growth & Income Fund I
June 2006 S&P 500® E-Mini	128,621	32	2,047,040	$20,263

Capital Opportunities Fund I
June 2006 S&P 500® E-Mini	128,621	31	1,983,070	$12,345

Global Equity Fund I
June 2006 S&P 500® E-Mini	138,515	30	1,919,100	$24,212

Low-Duration Bond Fund
July 2006 90-Day Euro	6,005	14	3,307,763	$1,663
December 2006 90-Day Euro	332,350	617	145,619,712	(400,235)
March 2007 90-Day Euro	357,871	835	197,143,500	(251,763)
June 2007 90-Day Euro	159,948	373	88,111,925	(205,150)
September 2007 90-Day Euro	21,450	50	11,816,250	(58,125)
December 2007 90-Day Euro	8,581	20	4,727,250	(5,250)
March 2008 90-Day Euro	109,417	255	60,275,625	(87,650)
December 2008 90-Day Euro	187,791	438	103,450,125	(697,875)
September 2006 2-Year U.S. Treasury Note	907,242	982	199,131,188	(697,517)
September 2006 5-Year U.S. Treasury Note	110,731	(374)	38,673,937	132,566
September 2006 10-Year U.S. Treasury Note	40,351	(45)	4,718,672	26,663
September 2006 U.S. Long Treasury Bond	8,325	(43)	4,586,219	9,070
September 2006 Euro Bund	536	2	295,000	(1,241)

				$(2,234,844)

Medium-Duration Bond Fund
July 2006 90-Day Euro	4,282	14	3,307,762	$1,662
September 2006 90-Day Euro	24,261	10	2,360,500	(18,925)
December 2006 90-Day Euro	275,478	624	147,271,800	(442,800)
March 2007 90-Day Euro	245,450	574	135,521,400	(199,027)
September 2007 90-Day Euro	32,301	57	13,470,525	(66,135)
December 2007 90-Day Euro	3,672	12	2,836,350	(10,950)
March 2008 90-Day Euro	81,712	267	63,112,125	(91,775)
September 2006 5-Year U.S. Treasury Note	114,432	61	16,441,594	(53,721)
September 2006 10-Year U.S. Treasury Note	85,508	(310)	45,718,687	28,472
September 2006 U.S. Long Treasury Bond	14,674	(79)	8,852,469	13,437

				$(839,762)

	Market Value of Collateral	Open Purchase (Sale) Contracts	Notional Market Value on Futures	Net Unrealized Gain (Loss) on Futures
Equity Index Fund
June 2006 S&P 500®	$613,423	27	$8,635,950	$73,672

Value Equity Fund
June 2006 S&P 500®	4,536,362	97	31,025,450	$287,514
June 2006 S&P 500® E-Mini	262,189	20	1,279,400	(893)

				$286,621

Growth Equity Fund
June 2006 S&P 500®	4,155,446	171	54,694,350	$253,400

Small Cap Equity Fund
June 2006 Russell 2000® IMM-Mini	1,543,452	290	21,213,500	$744,206

Forward Foreign Currency Contracts

As of June 30, 2006, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
7/5/2006	US Dollars	602,876	British Pounds	332,880	$12,761
7/20/2006	New Zealand Dollars	1,319,951	US Dollars	821,010	17,740
7/20/2006	Euros	3,617,573	US Dollars	4,590,523	(43,430)
7/20/2006	US Dollars	5,960,843	European Euros	4,718,573	83,443
7/21/2006	US Dollars	3,669,178	Singapore Dollars	5,845,000	27,344
7/27/2006	British Pounds	333,000	US Dollars	603,369	(12,799)
7/27/2006	US Dollars	346,558	British Pounds	188,000	1,308
7/31/2006	Euros	480,000	US Dollars	617,244	1,887
7/31/2006	US Dollars	1,378,958	European Euros	1,100,000	31,235
8/15/2006	US Dollars	8,534,774	Japanese Yen	943,524,000	(233,289)
8/31/2006	Euros	10,774,000	US Dollars	13,589,032	(250,758)
9/29/2006	Euros	35,000,000	US Dollars	44,404,083	(639,095)
3/16/2007	US Dollars	1,700,000	Chinese Yuan	13,128,000	(13,771)

					$(1,017,424)

Medium-Duration Bond Fund
7/5/2006	US Dollars	450,725	British Pounds	248,869	$9,488
7/12/2006	Mexican Pesos	38,801,757	US Dollars	3,470,019	51,046
7/20/2006	US Dollars	1,200,054	European Euros	954,000	21,979
7/27/2006	Canadian Dollars	70,000	US Dollars	63,479	718
7/27/2006	British Pounds	42,000	US Dollars	76,101	(1,614)
7/28/2006	Euros	852,805	US Dollars	1,073,980	(19,078)
7/31/2006	Euros	46,334,000	US Dollars	58,003,430	(1,396,484)
8/8/2006	Australian Dollars	2,406,065	US Dollars	1,787,706	740
8/8/2006	Canadian Dollars	1,186,818	US Dollars	1,051,571	(12,893)
8/15/2006	US Dollars	13,554,707	Japanese Yen	1,501,856,000	(340,805)
3/16/2007	US Dollars	1,800,000	Chinese Yuan	13,900,000	(14,611)

					$(1,701,514)

Fund/Expiration Date	Currency to be Delivered	Amount of Currency to be Delivered	Currency to be Received	Amount of Currency to be Received	Net Unrealized Appreciation (Depreciation)
International Equity
7/21/2006	Euros	869,307	Australian Dollars	1,449,743	$(36,661)
7/31/2006	British Pounds	7,943,500	US Dollars	14,195,114	(504,523)
9/26/2006	Swiss Francs	1,524,156	British Pounds	676,200	(5,969)

					$(547,153)

Options Written

Transactions in options written during the six months ended June 30, 2006 were as follows:

Low-Duration Bond Fund	Number of Contracts	Premiums Received
Options written, 12/31/05	1,074	$379,043

Options written	5,182	423,571
Options expired	(4,268)	(100,077)
Options closed	(207)	(110,939)

Options written, 6/30/06	1,781	$591,598

Medium-Duration Bond Fund	Number of Contracts	Premiums Received
Options written, 12/31/05	5,636	$1,021,660

Options written	11,050	612,228
Options expired	(5,086)	(108,815)
Options closed	(1,230)	(88,405)

Options written, 6/30/06	10,370	$1,436,668

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2006			Year Ended December 31, 2005
	GS4	GS6	GS8	GS4	GS6	GS8
Flexible Income Fund
Shares sold	2,144,136	—	4,810	3,824,308	—	8,453
Shares reinvested	8	—	—	1,073,334	89,168	37,286
Shares redeemed	(1,459,355)	—	(450)	(3,795,558)	—	—

Net increase	684,789	—	4,360	1,102,084	89,168	45,739

Growth & Income Fund
Shares sold	3,507,219	—	44,446	7,705,632	—	37,621
Shares reinvested	47	—	—	5,682,960	133,984	54,000
Shares redeemed	(2,719,832)	—	(6,171)	(13,663,368)	—	(9)

Net increase (decrease)	787,434	—	38,275	(274,776)	133,984	91,612

Capital Opportunities Fund
Shares sold	1,515,241	—	72,484	3,308,317	—	46,234
Shares reinvested	1	—	—	3,318,258	46,828	36,627
Shares redeemed	(2,236,729)	—	(5,430)	(8,321,585)	—	(3)

Net increase (decrease)	(721,487)	—	67,054	(1,695,010)	46,828	82,858

Global Equity Fund
Shares sold	2,368,603	—	16,117	3,985,734	—	12,413
Shares reinvested	79	—	—	2,666,766	74,409	29,063
Shares redeemed	(2,748,984)	—	(2,354)	(9,133,897)	—	—

Net increase (decrease)	(380,302)	—	13,763	(2,481,397)	74,409	41,476

	GS2			GS2
Flexible Income Fund I
Shares sold	365,135			2,547,905
Shares reinvested	—			258,626
Shares redeemed	(282,297)			(515,007)

Net increase	82,838			2,291,524

Growth & Income Fund I
Shares sold	769,767			10,263,212
Shares reinvested	—			1,112,570
Shares redeemed	(674,582)			(1,110,745)

Net increase	95,185			10,265,037

Capital Opportunities Fund I
Shares sold	714,472			7,039,835
Shares reinvested	—			526,433
Shares redeemed	(322,222)			(704,572)

Net increase	392,250			6,861,696

Global Equity Fund I
Shares sold	457,707			6,666,685
Shares reinvested	—			287,774
Shares redeemed	(388,462)			(523,621)

Net increase	69,245			6,430,838

	Six Months Ended June 30, 2006				Year Ended December 31, 2005
	GS2	GS4	GS6	GS8	GS2	GS4	GS6	GS8
Money Market Fund
Shares sold	38,680,423	1,257,710,860	3	62,883	97,579,053	2,495,446,536	43,983	54,568
Shares reinvested	1,879,942	8,847,650	91,012	94,422	2,495,133	11,467,878	111,760	107,373
Shares redeemed	(38,982,257)	(1,285,152,906)	—	(16,277)	(68,344,589)	(2,578,673,372)	(44,371)	(23,730)

Net increase (decrease)	1,578,108	(18,594,396)	91,015	141,028	31,729,597	(71,758,958)	111,372	138,211

Low-Duration Bond Fund
Shares sold	722,937	3,826,624	8	988	5,248,419	8,353,061	51,030	135
Shares reinvested	239,594	895,858	22,768	9,278	480,713	1,805,474	50,668	19,301
Shares redeemed	(521,006)	(2,011,501)	—	—	(585,221)	(9,214,663)	(569,745)	(6)

Net increase (decrease)	441,525	2,710,981	22,776	10,266	5,143,911	943,872	(468,047)	19,430

Medium-Duration Bond Fund
Shares sold	1,041,772	5,806,541	—	337	5,497,788	14,239,642	62,271	73
Shares reinvested	329,859	1,322,700	38,577	14,152	682,179	2,861,364	89,901	31,950
Shares redeemed	(496,204)	(3,798,588)	—	(152)	(444,179)	(6,447,573)	(459,868)	—

Net increase (decrease)	875,427	3,330,653	38,577	14,337	5,735,788	10,653,433	(307,696)	32,023

Exended-Duration Bond Fund
Shares sold	636,776	1,980,125	—	259	3,301,097	5,503,394	102,426	68
Shares reinvested	263,128	564,376	65,731	22,240	672,556	1,637,275	187,340	59,570
Shares redeemed	(515,235)	(2,591,699)	—	—	(810,810)	(7,325,967)	(1,204,900)	—

Net increase (decrease)	384,669	(47,198)	65,731	22,499	3,162,843	(185,298)	(915,134)	59,638

Equity Index Fund
Shares sold	507,093	1,526,602	—	1,405	2,936,130	2,592,192	—	120
Shares reinvested	83,704	162,864	13,505	5,301	171,170	357,906	29,955	11,720
Shares redeemed	(302,062)	(1,338,487)	—	(3)	(558,730)	(4,595,480)	—	—

Net increase (decrease)	288,735	350,979	13,505	6,703	2,548,570	(1,645,382)	29,955	11,840

Value Equity Fund
Shares sold	547,190	1,018,801	—	3,091	7,236,109	3,861,126	58,317	273
Shares reinvested	465,881	1,335,664	41,770	14,861	1,782,966	5,787,541	169,839	62,261
Shares redeemed	(691,473)	(3,694,552)	—	(120)	(1,044,581)	(10,142,136)	(402,264)	—

Net increase (decrease)	321,598	(1,340,087)	41,770	17,832	7,974,494	(493,469)	(174,108)	62,534

	Six Months Ended June 30, 2006				Year Ended December 31, 2005
	GS2	GS4	GS6	GS8	GS2	GS4	GS6	GS8
Growth Equity Fund
Shares sold	1,034,315	2,828,576	—	912	8,581,238	3,451,460	33,645	99
Shares reinvested		—	—	—	—	—	—	—
Shares redeemed	(607,147)	(3,543,571)	—	(43)	(1,360,673)	(12,607,943)	(350,859)	—

Net increase (decrease)	427,168	(714,995)	—	869	7,220,565	(9,156,483)	(317,214)	99

Small Cap Equity Fund
Shares sold	388,025	2,341,815	—	1,644	2,961,871	5,734,325	34,416	453
Shares reinvested	—	—	—	—	776,723	3,248,901	204,944	75,572
Shares redeemed	(474,686)	(2,626,920)	—	(261)	(587,859)	(5,552,728)	(291,639)	—

Net increase (decrease)	(86,661)	(285,105)	—	1,383	3,150,735	3,430,498	(52,279)	76,025

International Equity Fund
Shares sold	613,518	3,002,023	—	2,358	5,946,070	5,799,684	123,176	371
Shares reinvested	—	—	—	—	391,556	1,711,897	38,117	11,325
Shares redeemed	(1,199,495)	(5,170,510)	—	(128)	(1,070,163)	(13,605,130)	(374,414)	—

Net increase (decrease)	(585,977)	(2,168,487)	—	2,230	5,267,463	(6,093,549)	(213,121)	11,696

7. BANK BORROWINGS

The Trust, on behalf of and for the benefit of the Funds, has a credit agreement with Bank of America, N.A., dated December 1, 2005, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The agreement permits borrowings up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank prime rate minus two percent or the Wall Street Journal LIBOR One Month Floating Rate plus 0.50%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.12% per annum. None of the Funds had any outstanding borrowings during the six months ended June 30, 2006.

8. FEDERAL INCOME TAXES

Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, investments in Passive Foreign Investment Companies (“PFIC’s”) and excise tax regulations. Distributions during the years ended December 31, 2005 were characterized as follows for tax purposes:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distribution
Flexible Income	$7,202,701	$8,060,505	$15,263,206
Growth & Income	32,658,116	51,454,905	84,113,021
Capital Opportunities	21,044,662	32,067,303	53,111,965
Global Equity	14,036,479	31,500,364	45,536,843
Flexible Income I	1,960,483	695,422	2,655,905
Growth & Income I	9,387,903	3,409,006	12,796,909
Capital Opportunities I	4,868,226	1,871,844	6,740,070
Global Equity I	2,761,080	1,331,740	4,092,820
Money Market	25,692,609	—	25,692,609
Low-Duration Bond	28,121,329	2,254	28,123,583
Medium-Duration Bond	44,837,310	1,305,314	46,142,624
Extended-Duration Bond	25,266,825	6,787,901	32,054,726
Equity Index	6,790,475	1,344,379	8,134,854
Value Equity	43,128,602	82,692,658	125,821,260
Small Cap Equity	18,650,756	44,882,273	63,533,029
International Equity	21,032,901	15,522,074	36,554,975

At December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/ (Capital Loss Carryforward)	Unrealized Appreciation (Depreciation) on Investments
Flexible Income	$1,857	$1,809,484	$43,656,519
Growth & Income	4,573	20,451,669	213,993,265
Capital Opportunities	35,519	24,716,023	208,197,650
Global Equity	138,197	26,715,186	223,317,391
Flexible Income I	—	693,802	(666,974)
Growth & Income I	—	5,741,188	5,462,925
Capital Opportunities I	1,428	5,130,709	11,877,677
Global Equity I	22,930	4,721,121	10,230,498
Money Market	—	(7,398)	—
Low-Duration Bond	—	(9,988,046)	(8,911,875)
Medium-Duration Bond	166,538	(1,264,463)	2,321,719
Extended-Duration Bond	260,756	390,996	23,184,690
Equity Index	49,002	—	78,122,888

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/ (Capital Loss Carryforward)	Unrealized Appreciation (Depreciation) on Investments
Value Equity	$4,520,903	$12,707,825	$221,194,258
Growth Equity	—	(235,809,401)	348,707,867
Small Cap Equity	1,736,793	4,374,939	63,916,359
International Equity	6,264,885	15,465,877	355,008,365

Post-October loss deferrals have been included in undistributed ordinary income and undistributed long-term capital gains, depending upon the character of the loss deferral.

For federal income tax purposes, capital loss carryovers and their expiration dates, were as follows as of December 31, 2005:

	Expiring 12/31/2010	Expiring 12/31/2011	Expiring 12/31/2013	Total
Money Market	—	$2,028	$5,370	$7,398
Low- Duration Bond	—	—	9,988,046	9,988,046
Medium- Duration Bond	—	—	1,264,463	1,264,463
Growth Equity	$112,512,894	123,296,507	—	235,809,401

For federal income tax purposes, post-October loss deferrals, which will reverse in 2006, were as follows as of December 31, 2005:

	Capital	FX and PFIC	Total
Money Market	$976	—	$976
Low-Duration Bond	1,966,698	—	1,966,698
Medium-Duration Bond	3,338,183	$520,541	3,858,724
Equity Index	161,998	—	161,998
International Equity	—	702,852	702,852

At June 30, 2006, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

Fund	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
Flexible Income	$43,315,975	$46,176,859	$(2,860,884)
Growth & Income	201,194,589	218,010,631	(16,816,042)
Capital Opportunities	201,097,510	211,961,059	(10,863,549)
Global Equity	225,376,953	231,147,519	(5,770,566)
Flexible Income I	(1,058,397)	1,565,858	(2,624,255)
Growth & Income I	1,483,503	13,386,572	(11,903,069)
Capital Opportunities I	10,348,860	15,253,014	(4,904,154)
Global Equity I	9,849,307	11,280,151	(1,430,844)
Low-Duration Bond	(7,787,816)	3,046,376	(10,834,192)
Medium-Duration Bond	(18,336,722)	6,871,707	(25,208,429)
Extended-Duration Bond	(5,953,342)	13,291,873	(19,245,215)
Equity Index	84,759,649	135,237,008	(50,477,359)
Value Equity	167,034,029	212,826,870	(45,792,841)
Growth Equity	216,044,609	276,894,636	(60,850,027)
Small Cap Equity	59,887,941	92,250,547	(32,362,606)
International Equity	352,330,325	383,910,363	(31,580,038)

The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in PFIC’s.

At June 30, 2006, the aggregate cost of investment securities for federal income tax purposes was as follows (excluding foreign currency and derivative related items):

Fund	Federal Tax Cost
Flexible Income	$267,068,446
Growth & Income	1,116,342,217
Capital Opportunities	866,487,626
Global Equity	753,396,150
Flexible Income I	56,873,810
Growth & Income I	241,524,402
Capital Opportunities I	157,287,847
Global Equity I	120,317,894
Money Market	851,735,056
Low-Duration Bond	1,001,587,294
Medium-Duration Bond	1,659,534,090
Extended-Duration Bond	575,787,067
Equity Index	442,825,648
Value Equity	1,417,057,251
Growth Equity	1,395,990,318
Small Cap Equity	772,471,339
International Equity	1,207,507,580

At December 31, 2005, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydown gains, net operating losses and foreign currency transactions. The following amounts were reclassified within the capital accounts:

Fund	Paid in Capital	Accumulated Undistributed Income	Accumulated Net Realized Gain (Loss) on Investments, Currency Translations and Derivative Transactions
Flexible Income	—	$485,761	$(485,761)
Growth & Income	—	5,692,454	(5,692,454)
Capital Opportunities	—	5,897,468	(5,897,468)
Global Equity	—	6,177,724	(6,177,724)
Flexible Income I	—	130,492	(130,492)
Growth & Income I	—	1,615,641	(1,615,641)
Capital Opportunities I	—	1,291,156	(1,291,156)
Global Equity I	—	1,179,503	(1,179,503)
Low-Duration Bond	$(112,051)	295,973	(183,922)
Medium-Duration Bond	—	4,017,442	(4,017,442)
Extended-Duration Bond	—	903,987	(903,987)
Equity Index	—	(904)	904
Growth Equity	(3,160,622)	3,159,499	1,123
Small Cap Equity	—	997,229	(997,229)
International Equity	—	(634)	634

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

9. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Intepretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties.

FIN 48 is effective for fiscal years beginning after December 15, 2006.

The Portfolios are in the process of evaluating the effect of the adoption of FIN 48 on the financial statements.

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 1-888-98-GUIDE.

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

DISINTERESTED TRUSTEES

Michael R. Buster (11/18/57) 3656 Bridle Road Prosper, TX 75078 Trustee	Since 2002	Executive Pastor, Prestonwood Baptist Church, 1989 - present.	17	None

William Craig George (7/8/58) 617 Glen Eden Drive Raleigh, NC 27612 Trustee	Since 2004	Regional loan administrator, SunTrust Bank, 1995 - present.	17	None

Joseph A. Mack (11/22/39) 186 Preserve Lane Columbia, SC 29209 Trustee	Since 2002	Director, Office of Public Policy, South Carolina Baptist Convention, 1999 - Present; Deputy Director, SC Retirement Systems.	17	None

Kevin P. Mahoney (7/26/57) First Baptist Church 1101 South Flagler Drive West Palm Beach, FL 33401 Trustee	Since 2004	Executive Pastor, FBC West Palm Beach, FL, July 2000 - present; Administrative Pastor, FBC Merritt Island, FL, June 1995 - June 2000.	17	None

Franklin Raymond Morgan (6/1/43) 23914 Seven Winds San Antonio, TX 78258 Trustee	Since 2005	Retired - Senior Vice President, Director of International Adminis- tration, Prudential Securities, Inc., January 1962 - May 2003.	17	None

James Ray Taylor (10/19/33) 3009 Tanglewood Park West Fort Worth, Texas 76109 Trustee	Since 2002	Retired since 1994.	17	None

INTERESTED TRUSTEES[2]

Barry Hartis (10/6/45) 12 Waxwing Cove Greensboro, NC 27455-1373 Trustee	Since 2005	Certified Public Accountant 1976 - Present, Vice President for Business and Finance, Greensboro College, January 1998 - June 30, 2005.	17	None

Gerald B. Jones (5/24/32) Jones Motorcars, Inc. 3535 N. College Avenue Fayetteville, AR 72703-5108 Trustee	Since 2000	Owner, Jones Motorcars, Inc. 1957 - present.	17	Bank of Arkansas — Director

OFFICERS WHO ARE NOT TRUSTEES

Jeffrey P. Billinger (12/5/46) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Treasurer	Since 2000	Executive Officer and Treasurer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

FUND MANAGEMENT (Continued)

Name, (DOB), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee

Rodric E. Cummins (6/28/57) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President and Investment Officer	Since 2000	Executive Officer and Chief Investment Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1998 - present.	N/A	N/A

John R. Jones (12/6/53) 2401 Cedar Springs Road Dallas, TX 75201-1407 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Rodney R. Miller (5/23/53) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President, Secretary and Chief Legal Officer	Since 2000	General Counsel, Legal and Compliance, GuideStone Financial Resources of the Southern Baptist Convention, 1995 - present.	N/A	N/A

Curtis D. Sharp (10/30/47) 2401 Cedar Springs Road Dallas, TX 75201-1407 Chief Compliance Officer and AML Officer	Since 2006	Executive Officer, Denominational and Public Relations Services, GuideStone Financial Resources of the Southern Baptist Convention, 1985 - present.	N/A	N/A

Patricia A. Weiland (8/25/59) 2401 Cedar Springs Road Dallas, TX 75201-1407 Vice President — Fund Operations and Sales	Since 2000	Executive Officer, Financial Solutions and Services, GuideStone Financial Resources of the Southern Baptist Convention, 2006 - present; Director, Mutual Funds, GuideStone Financial Resources of the Southern Baptist Convention, 2000 - 2006.	N/A	N/A

[1]	Each Trustee and officer serves for an indefinite term, until his/her successor is elected. Officers serve at the pleasure of the Board of Trustees.
[2]	Messrs. Jones and Hartis serve as trustees and are to be “interested persons” of the Trust as the term is defined in the Investment Company Act of 1940, as amended, due to their positions on the Board of Trustees of GuideStone Financial Resources of the Southern Baptist Convention.

PROXY VOTING

A description of the policies and procedures that GuideStone Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how GuideStone Funds voted proxies during the most recent 12-month period ended June 30 is available without charge by calling 1-888-98-GUIDE, by visiting our website at www.GuideStoneFunds.org or by visiting the SEC’s website at www.sec.gov.

QUARTERLY SCHEDULES OF INVESTMENTS

In addition to the semi-annual and annual reports that GuideStone Funds delivers to shareholders and makes available through its website, GuideStone Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for each Fund’s first and third fiscal quarters on Form N-Q. GuideStone Funds does not deliver the schedule for the first and third fiscal quarters to shareholders, however the schedule is posted to our website, www.GuideStoneFunds.org. You may also obtain the Form N-Q filings by accessing the SEC’s website at www.sec.gov or copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) 732-0330. You can also request copies of this information, upon payment of a fee for duplication, at the SEC’s email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

BOARD REVIEW OF ADVISORY AGREEMENTS

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”) of GuideStone Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), recently considered the renewal of (i) the investment advisory agreement between GuideStone Capital Management (the “Adviser” or “GCM”) and the Trust on behalf of the Blended and Select Funds that comprise the Trust (the “Advisory Agreement”); and (ii) the sub-advisory agreements among the Adviser, each sub-adviser and the Trust on behalf of each Select Fund (the “Sub-Advisory Agreements”). The Advisory Agreement and each Sub-Advisory Agreement (the “Agreements”) were approved for an additional one-year term at a meeting of the Board held on May 22-23, 2006. The Board’s decision to approve the Agreements reflects the exercise of its business judgment to continue each existing arrangement. In approving the Agreements, the Board considered information provided by the Adviser, each sub-adviser and a consulting firm engaged by the Adviser with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to continue the Advisory and Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to: (i) the resources of the adviser; (ii) the experience and expertise of the adviser; (iii) the financial capability of the adviser; (iv) the compliance procedures and history of the adviser; (v) the performance of the fund in comparison to relevant benchmarks, similarly managed funds and the adviser’s other clients; (vi) the amount of the contractual advisory fee in comparison to similarly managed funds and the adviser’s other clients and the effect of any fee waiver and expense reimbursement arrangement; (vii) the total expenses of the fund in comparison to similarly managed funds and the use of past and anticipated expense caps; (viii) the profitability of the adviser with respect to the fund and its overall business; (ix) the extent of any economies of scale and whether the fee structure reflects such economies of scale; (x) the existence of any collateral benefits realized by the adviser; and (xi) the existence of any collateral benefits realized by the fund. In its decision to renew each Agreement, the Board was also mindful of the potential disruptions of the Trust’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an Agreement. No one factor was determinative in the Board’s consideration of the Advisory and Sub-Advisory Agreements.

The Board undertook a review of the terms of each Advisory and Sub-Advisory Agreement and the nature and quality of the services provided by the Adviser and each sub-adviser. The Board conducted its analysis on a fund-by-fund basis with respect to the Adviser and each Sub-adviser. Management provided the Board with substantial detailed information in the form of reports about each of the nine Select Funds, eight Blended Funds, twenty-nine sub-advisory firms and the Adviser prior to and during the meeting, which information addressed most, if not all, of the factors listed above. Management also provided additional information about the Adviser and each Sub-adviser in presentations made during the meeting and responded to questions from the Trustees. In addition, the Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider information presented in connection with the continuation of the Advisory and Sub-Advisory Agreements as well as the Trustees’ responsibilities and duties in approving the Agreements.

APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

In considering the renewal of the existing advisory agreement with the Adviser, the Trustees took into account all the materials provided prior to and during the meeting, the presentations made during the meeting, and the extensive discussions during the meeting, including the discussions the Independent Trustees had during their executive session with their independent legal counsel. More specifically, the Trustees examined the nature, extent and quality of the services to be provided by the Adviser to the Funds. The Trustees evaluated the Adviser’s experience in serving as an investment adviser, including overseeing and managing the allocation of Fund assets among the sub-advisers. The Trustees noted the experience of key personnel at the Adviser in providing investment management and administrative services and the systems used by such persons and the ability of the Adviser to attract and retain capable personnel. The Trustees noted the reputation, compliance history, compliance program, and financial condition of the Adviser. The Trustees also noted the terms of the advisory and sub-advisory agreements and the responsibilities that the Adviser has as investment adviser to the Funds, including oversight of sub-adviser compliance with each Fund’s policies and objectives, oversight of general Fund compliance, including compliance with social restrictions, and the implementation of Board of Trustees directives as they relate to the Funds. The Trustees concluded that each Fund is likely to benefit from the extent and quality of these services as a result of the Adviser’s experience, personnel, operations and resources.

The Trustees also reviewed a memorandum prepared by a consulting firm engaged by the Adviser for, among other things, supplying research on expense comparisons and investment performance of other similar funds. The memorandum compared each Select Fund with other funds having the same investment style or objective, and compared the share class of each Fund (other than the GS8 class) with other funds in the same broad distribution channel, the GS2 class against other institutional share classes and the GS4 and GS6 classes against a broad set of retail share classes. The Board analyzed the comparative expense and performance information in the memorandum, including comparative expense information for each Fund based on a sampling of funds similar in asset size. The Trustees considered the comparative performance, fee and expense information that had been provided in their evaluation of the management fees charged to each Select Fund. The Board evaluated the annualized performance results comparing the Funds against their peers, noting that most of the Funds provided above average returns with below average net expenses. The Board also considered data provided by management that analyzed the performance of the Blended Funds.

The Trustees examined fee and expense information for the Select Funds, as compared to other funds in the Funds’ asset-stratified peer groups for the GS4 class, provided by the consulting firm, as of February 28, 2006. The Trustees determined that the management fees (combined advisory and sub-advisory fees) for each Select Fund was lower than the median management fees for other mutual funds in the Fund’s asset-stratified peer group, except for the Growth Equity Fund, the Small Cap Equity Fund and the International Equity Fund. The Trustees noted that the Adviser was currently reimbursing the expenses of most Funds, including the Growth Equity Fund, the Small Cap Equity Fund and the International Equity Fund, and the management fees of each Fund net of any fee waiver or expense reimbursement was below the median fees for other similar funds at the same asset levels, except for the Growth Equity Fund and the Small Cap Equity Fund. The Trustees also noted that the management fees net of any fee waiver or expense reimbursement for the Growth Equity Fund and the Small Cap Equity Fund ranked in the third quartile among other similar funds at the same asset levels, with the management fees net of any fee waiver or expense reimbursement for the Growth Equity Fund only slightly above the median. The Trustees also evaluated the expense ratios for other funds in the Funds’ asset-stratified peer groups and determined that each Fund’s expense ratio was significantly lower than the median expense ratio for such other funds. The Trustees further noted that the compensation to be received by the Adviser for each Fund under the advisory agreement remained the same. The Trustees concluded that the level of each Fund’s management fees was reasonable and compared fairly to that of comparable mutual funds.

The Trustees examined the performance information for the Select Funds (GS4 class) compared to Morningstar peers for the one and three-year periods ended December 31, 2005. The Trustees noted that the average annual total returns for the Select Funds generally ranked in the first and second quartile among the Morningstar peers, except for the Low-Duration Bond Fund and Small Cap Equity Fund. The average annual total returns for the Low-Duration Bond Fund and Small Cap Equity Fund ranked in the third quartile among the Morningstar peers for the one and three year periods, with the average annual total return for each Fund for the one year period only slightly underperforming the median for the peer group. The Trustees also noted that the average annual total returns for the Blended Funds for the three-year period ended December 31, 2005 were above those of unaffiliated funds in the Funds’ Lipper peer groups for the same time period. The Trustees acknowledged that changes had been made to the sub-adviser line-up for the Small Cap Equity Fund within the last year for the purpose of improving Fund performance. In addition, inconsistencies in the classification of low-duration bond funds in the market made difficult the construction of an appropriate peer group for the Low-Duration Bond Fund. The Trustees noted that 23 out of 29 sub-advisers to the Funds with a three-year performance history outperformed their respective benchmarks for the three-year period ended December 31, 2005 and that the Adviser added economic value to the Funds through the selection of sub-advisers.

The Trustees considered the costs to the Adviser of serving as the investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds in accordance with the existing advisory agreement. The Trustees considered the anticipated revenues that the Adviser expected to receive for serving as the investment manager to the Funds, the fact that the Adviser was currently reimbursing the expenses of most Funds and the fact that any profit realized by the Adviser is forwarded to GuideStone Financial Resources which currently operates and historically has operated at a deficit with respect to the Trust. The Trustees considered the profitability estimates for the Adviser, first without taking into account sub-advisory fee expenses borne by the Fund, second taking into account sub-advisory fee expenses, and the third taking into account expenses associated with distribution and shareholder servicing fees. The Trustees also considered whether any direct or indirect collateral benefits inured to either the Adviser or the Trust as a result of their affiliation with one another. In light of these considerations, the Trustees concluded that any profits realized in connection with the Adviser’s services appeared reasonable.

The Trustees considered the extent to which the advisory fee to be paid to the Adviser reflected economies of scale. In this connection, the Trustees again noted that the Adviser was currently reimbursing the expenses of most Funds and the management fees for each Fund net of any fee waiver or expense reimbursement was below the median fee for other similar funds at the same asset levels, except for the Growth Equity Fund and the Small Cap Equity Fund. Based on their review, the Trustees concluded that each Fund’s advisory fee was reasonable.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the fee paid to the Adviser by each Fund was reasonable, and in the exercise of its business judgment, determined to approve the continuation of the Advisory Agreement for each Fund.

APPROVAL OF CONTINUATION OF SUB-ADVISORY AGREEMENTS

In considering the existing sub-advisory agreements with each sub-adviser, the Trustees took into account the materials provided prior to and during the meeting, the presentations made during the meeting; and the extensive discussions during the meeting, including the discussions the Independent Trustees had during their executive session with their independent legal counsel. More specifically, the Trustees examined the nature, extent and quality of the services to be provided by each of the sub-advisers to the Select Funds. The Trustees evaluated each sub-adviser’s experience in serving as a sub-adviser to a Select Fund and noted that each sub-adviser currently provides investment advice to various clients, including other pooled investment vehicles. The Trustees noted the experience of key personnel at each sub-adviser in providing investment management services and the systems used by such persons, and the ability of each sub-adviser to attract and retain capable personnel. The Trustees noted the reputation, compliance history, compliance program and financial condition of each sub-adviser. The Trustees also noted the terms of the existing sub-advisory agreements and the responsibilities that each has as a sub-adviser to a Select Fund, including the responsibility of the day-to-day management of the investment portfolio of the Fund, compliance with each Fund’s policies and objectives, and the implementation of Board of Trustees directives as they relate to the Funds. The Trustees concluded that each Fund is likely to benefit from the extent and quality of these services as a result of each sub-adviser’s experience, personnel, operations and resources.

The Board considered standardized reports for each sub-adviser to each Select Fund. The standardized reports compiled by management included, among other things, a summary of investment performance of the Fund and sub-adviser, including comparisons with relevant benchmarks, composite performance for the sub-adviser and the peer universe of similarly managed funds, information regarding management style, services provided, risk versus return analysis, organizational structures, investment management experience, investment philosophies, personnel, changes in personnel, compliance procedures and policies, brokerage and soft dollar practices, compliance history, financial information, including profitability analysis, and economies of scale realized.

The Trustees examined performance information for each segment of a Select Fund managed by a sub-adviser. The Trustees noted that, for the majority of sub-advisers, the performance record of the segment of the Select Fund managed by the sub-adviser compared favorably to the relevant Fund benchmark, the composite performance for the sub-adviser’s clients (on a gross fee basis) and the peer universe of similarly managed funds for the period of time the sub-adviser performed advisory services on behalf of the Select Fund. Four sub-advisers did underperform the relevant Fund benchmark over the three-year period ended December 31, 2005 and two recently hired sub-advisers underperformed the relevant Fund benchmark for the period May 1, 2005 through December 31, 2005. The Trustees noted, however, that one sub-adviser that had underperformed the relevant Fund benchmark over the three-year period ended December 31, 2005, had either outperformed the benchmark or performed in line with the benchmark for other time periods. The Trustees also noted that, in certain cases, market trends, changes in personnel, and in the case of the two recently hired sub-advisers, the relatively short history of managing Fund assets, may have contributed to the underperformance and each of the sub-advisers had or was in the process of taking action to address such underperformance and that each sub-adviser fulfilled a particular investment mandate for the Select Fund it advised. The Trustees concluded that, although past performance is no guarantee of future performance, the performance of each Select Fund was satisfactory and the Funds were likely to benefit from each sub-adviser continuing to serve as sub-adviser to the Fund.

The Trustees examined the fee schedule for each sub-adviser, noting how the fee levels charged to the Trust compared with available information about fees charged by the sub-advisers to their other similarly situated clients, as well as how the sub-adviser fee levels for each Select Fund compared to the median sub-advisory fee for the peer universe of similarly managed funds.

The Trustees also examined the profitability and the financial capability of each sub-adviser. In considering the information, the Trustees took into account the limited relevance of profitability information with respect to the sub-advisers given that each Sub-Advisory Agreement had been the subject of arms-length negotiation and that the cost of providing advisory services on a fund-specific basis would be difficult for most, if not all, sub-advisers to estimate accurately. The Trustees reviewed the profitability questionnaires completed by all but three of the sub-advisers, supplemental profitability information provided by certain sub-advisers and representations of the Adviser with respect to the level of assets and shareholder’s equity for all the sub-advisers who made their most recent year end financial statements available to the Adviser for review. All sub-advisers that completed the questionnaire represented they were profitable either with respect to their relationship with the Fund or more generally with respect to their overall business where the sub-adviser was unable to accurately allocate expenses among its clients, with one exception. One sub-adviser indicated that its relationship with a Fixed-Income Select Fund was slightly unprofitable, but when viewed together with the relationship of its affiliate, a sub-adviser to another Fixed-Income Select Fund, the overall relationship with the Trust was profitable. Except for a sub-adviser to the Small Cap Equity Fund, the profitability estimates for the sub-advisers that completed the questionnaire generally fell within industry norms. With regard to the sub-adviser to the Small Cap Equity Fund, it was noted that the sub-adviser consistently outperformed the relevant benchmark for the Fund and the median for the peer universe of similarly managed funds as well as other sub-advisers to the Small Cap Equity Fund. In light of these considerations, the Trustees concluded that profits realized by each sub-adviser who completed a profitability questionnaire appeared reasonable. For those three sub-advisers that did not provide profitability information, the Trustees relied upon the other relevant information, particularly the independent negotiation of the fee schedules, the level of the fees, and the sub-adviser’s performance history. The Trustees noted that, based on the Adviser’s representations, the financial statements of the sub-advisers did not appear to raise any concerns regarding the financial capability of those sub-advisers.

The Trustees considered the extent to which sub-adviser fees to be paid to each sub-adviser reflected economies of scale. The Trustees noted that each sub-adviser fee schedule either reflected economies of scale by reducing the fee on assets in excess of certain stated breakpoints, or the fee level negotiated was below or on par with the standard fee level for the sub-adviser. The Trustees noted, however, based on the amount of assets a sub-adviser currently manages for the International Equity Fund, that the applicable fee rate in the sub-adviser’s standard fee schedule is lower than the negotiated fee rate currently in place and that the Adviser will begin negotiations with the sub-adviser to review the current negotiated fee rate based on the current asset levels in relation to the standard stated fee schedule.

In evaluating the benefits that are expected to accrue to each sub-adviser through its relationship as sub-adviser to a Select Fund, the Trustees noted that certain sub-advisers allocate portfolio brokerage to affiliated broker-dealers that receive commissions from the execution of Fund trades. The Trustees also noted that certain sub-advisers expect to benefit from “soft dollar” arrangements by which brokers will provide research and other services to the sub-adviser in exchange for commissions on trades of the portfolio securities of the Select Fund. The Trustees considered whether any direct or indirect collateral benefits inured to the Trust as a result of its affiliation with each sub-adviser.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, determined to approve the continuation of each Sub-Advisory Agreement.

BOARD REVIEW OF NEW SUB-ADVISORY AGREEMENTS FOR VALUE EQUITY FUND

As required by the 1940 Act, the Board, including all of the Trustees who are not “interested persons” of the Trust, considered the approval of (i) the sub-advisory agreement among GuideStone Capital Management, Aronson+Johnson+Ortiz LLP (“AJO”) and the Trust on behalf of the Value Equity Fund (the “AJO Sub-Advisory Agreement”); and (ii) the sub-advisory agreement among GuideStone Capital Management, TCW Investment Management Company (“TCW”) and the Trust on behalf of the Value Equity Fund (the “TCW Sub-Advisory Agreement”). The AJO Sub-Advisory Agreement and the TCW Sub-Advisory Agreement (together, the “New Sub-Advisory Agreements”) were each approved for a term expiring on June 30, 2007 at the meeting of the Board held on May 22-23, 2006. The Board’s decision to approve the New Sub-Advisory Agreements reflects the exercise of its business judgment to enter into each new sub-advisory arrangement. In approving the New Sub-Advisory Agreements, the Board considered information provided by the Adviser, each sub-adviser and an independent consulting firm engaged by the Adviser with the assistance and advice of counsel to the Independent Trustees and counsel to the Trust.

The Board’s consideration of various factors and its conclusions with respect to such factors formed the basis for the Board’s determination to approve the New Sub-Advisory Agreements. The factors considered by the Board included, but were not limited to: (i) the resources of the sub-adviser; (ii) the experience and expertise of the sub-adviser; (iii) the financial capability of the sub-adviser; (iv) the compliance procedures and history of the sub-adviser; (v) the performance of the sub-adviser’s other value equity client accounts and portfolios in comparison to relevant benchmarks and other similarly managed funds; (vi) the amount of the contractual sub-advisory fee in comparison to similarly managed funds and the sub-adviser’s other clients; (vii) the extent of any economies of scale and whether the fee structure reflects such economies of scale; (viii) the existence of any collateral benefits realized by the sub-adviser; and (ix) the existence of any collateral benefits realized by the fund. No one factor was determinative in the Board’s consideration of the New Sub-Advisory Agreements.

The Board undertook a review of the terms of each New Sub-Advisory Agreement and the nature and quality of the services to be provided by each sub-adviser. Management provided the Board with substantial detailed information in the form of reports about each sub-adviser prior to the meeting which information addressed most, if not all, of the factors listed above. Management also provided additional information about each sub-adviser in presentations made during the meeting, discussed the comprehensive screening process used to recommend each new sub-adviser and responded to questions from the Trustees. In addition, the Independent Trustees met separately in executive session with counsel to the Independent Trustees to discuss and consider information presented in connection with the approval of the New Sub-Advisory Agreements as well as the Trustees’ responsibilities and duties in approving the Agreements.

APPROVAL OF NEW SUB-ADVISORY AGREEMENTS

In considering the approval of the New Sub-Advisory Agreements, the Trustees took into account the materials provided prior to and during the meeting, and the extensive discussions during the meeting, including the discussions the Independent Trustees had during their executive session with their independent legal counsel. More specifically, the Trustees examined the nature, extent and quality of the services to be provided by AJO and TCW to the Value Equity Fund. The Trustees evaluated each sub-adviser’s experience in serving as a sub-adviser to value equity client accounts and portfolios and noted that each sub-adviser currently provides investment advice to various clients, including to other series of the Trust. The Trustees considered the experience of key personnel at each sub-adviser in providing investment management services and the systems used by such persons, and the ability of each sub-adviser to attract and retain capable personnel. The Trustees also considered the reputation, compliance history, compliance program and financial condition of each sub-adviser. The Trustees noted the terms of the New Sub-Advisory Agreements and the responsibilities that each would have as a sub-adviser to the Value Equity Fund, including the responsibility of the day-to-day management of the investment portfolio of the Fund, compliance with the Fund’s policies and objectives, and the implementation of Board of Trustees directives as they relate to the Fund. The Trustees concluded that the Value Equity Fund is likely to benefit from the extent and quality of these services as a result of each sub-adviser’s experience, personnel, operations and resources.

The Board considered reports for each sub-adviser. The reports compiled by management included, among other things, a summary of the composite investment performance of the sub-adviser’s value equity client accounts and portfolios, including a comparison with the relevant benchmark for the Value Equity Fund and the peer universe of similarly managed value equity funds, information regarding management style, risk versus return analysis, organizational structures, investment management experience, investment philosophies and personnel. Management also provided additional information regarding compliance procedures and policies, brokerage and soft dollar practices, compliance history, financial information and potential economies of scale.

The Trustees examined composite performance information for the value equity client accounts and portfolios managed by each sub-adviser. For each sub-adviser, the composite performance record compared favorably to the relevant benchmark for the Value Equity Fund and the peer universe of similarly managed value equity funds for the period of time each sub-adviser performed advisory services on behalf of value equity client accounts and portfolios. In that regard, the composite performance of the value equity client accounts and portfolios managed by AJO outperformed the benchmark for the Value Equity Fund for nine out of the ten previous calendar years and ranked in the top quartile among its peers for three, five, seven and ten year periods. The composite performance of the value equity client accounts and portfolios managed by TCW also outperformed the relevant benchmark for the Value Equity Fund for seven out of the ten previous calendar years and ranked in the top quartile among its peers for three, five, seven and ten year periods.

The Trustees examined the investment philosophy and process of each sub-adviser and noted that each sub-adviser would fulfill a particular investment mandate for the Value Equity Fund. The Trustees concluded that, although past performance is no guarantee of future performance, the composite performance record for the value equity client accounts and portfolios managed by each sub-adviser was favorable and that the Value Equity Fund was likely to benefit from the investment management expertise of each sub-adviser.

The Trustees also examined the fee schedule for each sub-adviser, noting how the fee levels to be charged to the Value Equity Fund compared with available information about fees charged by the sub-advisers to their other similarly situated clients, as well as how the sub-advisory fee to be charged the Value Equity Fund by each sub-adviser compared to fees generally charged by other sub-advisers to similarly managed funds. The Trustees noted that the sub-advisory fee for AJO compared favorably to the median sub-advisory fee for similarly managed funds with the sub-advisory fee for TCW being slightly above the median. It was noted that the aggregate management fees for the Value Equity Fund would remain the same after the hiring of AJO and TCW given the Adviser’s proposed allocation of Fund assets among the sub-advisers to the Value Equity Fund based on both current Fund assets and projected asset growth in the near term.

The Trustees considered the extent to which the fees to be paid to each sub-adviser reflected economies of scale. The Trustees noted that the proposed sub-advisory fees include breakpoints at various asset levels.

The Trustees also considered information related to the financial capability of each sub-adviser. Specifically, the Trustees considered the representations of the Adviser with respect to the level of assets and shareholder’s equity for the sub-advisers who made their most recent year-end financial statements available to the Adviser for review. The Trustees also relied upon other relevant information, particularly the independent negotiation of the fee schedules, the level of the fees, and the sub-adviser’s performance history. The Trustees noted that, based on the Adviser’s representations and the other information provided, no concerns appeared to be raised regarding the financial capability of the sub-advisers.

The Trustees noted that there is no historical profitability information with regard to the sub-advisers’ arrangements with the Value Equity Fund. The Trustees also noted the limited relevance of profitability information with respect to the sub-advisers given that each New Sub-Advisory Agreement had been the subject of arms-length negotiation and that the cost of providing advisory services on a fund-specific basis would be difficult for the sub-advisers to estimate accurately.

The Trustees reviewed information regarding the compliance history and compliance program of each firm, noting that AJO and TCW had no significant compliance or regulatory issues based on available information. The Trustees also considered that the Trust currently employs each sub-adviser to manage the assets of another Fund of the Trust and the Adviser’s and their familiarity with each sub-adviser’s organization generally.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, determined to approve each New Sub-Advisory Agreement.

INVESTMENT SUB-ADVISERS (Assets under management as of 6/30/2006)

GuideStone Funds employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in their investment management process and business approach.

Fund	Sub-Adviser	Firm Established	Total Assets Managed
Money Market	BlackRock Institutional Management Corporation	1988	$464.1B
Low-Duration Bond	BlackRock Advisors, Inc.	1988	464.1B
	Payden & Rygel	1983	51.7B
	PIMCO (Pacific Investment Management Company LLC)	1971	617.4B
Medium-Duration Bond	Goldman Sachs Asset Management, L.P.	1984	549.4B
	PIMCO (Pacific Investment Management Company LLC)	1971	617.4B
	Western Asset Management Company	1971	513.3B
Extended-Duration Bond	Loomis, Sayles & Company, L.P.	1926	82.2B
	STW Fixed Income Management Ltd.	1977	10.0B
Equity Index	Northern Trust Investments, N.A.	1889	640.1B
Value Equity	Aronson+Johnson+Ortiz, LP	1984	25.8B
	Barrow, Hanley Mewhinney & Strauss, Inc.	1979	57.8B
	Equinox Capital Management, LLC	1989	6.1B
	Northern Trust Investments, N.A.	1889	640.1B
	TCW Investment Management Company	1971	130.0B
Growth Equity	Marsico Capital Management, LLC	1997	70.7B
	RCM Capital Management LLC	1970	128.2B
	Sands Capital Management, LLC	1992	18.0B
	TCW Investment Management Company	1971	130.0B
Small Cap Equity	Aronson+Johnson+Ortiz, LP	1984	25.8B
	Lord, Abbett & Co. LLC	1929	104.1B
	Lotsoff Capital Management	1981	5.6B
	Provident Investment Council, Inc.	1951	3.5B
	TimesSquare Capital Management, LLC	2000	7.4B
International Equity	AllianceBernstein, L.P.	1962	625.0B
	Capital Guardian Trust Company	1968	158.0B
	Genesis Asset Managers, LLP	1990	16.1B
	Mondrian Investment Partners Ltd.	1990	46.0B
	Oechsle International Advisors, LLC	1998	15.0B
	Philadelphia International Advisors, L.P.	1956	7.2B
	Walter Scott & Partners Limited	1983	27.5B
Custodian for GuideStone Funds Assets	The Northern Trust Company	1889	3.2Tr

You should consider the investment objectives, risks, charges and expenses of each investment fund carefully before investing. To obtain a prospectus with this and other information about GuideStone Funds call 1-888-98-GUIDE, visit www.GuideStoneFunds.org or write to GuideStone Funds, 2401 Cedar Springs, Dallas, TX 75201-1498. Read it carefully before you invest. Shares of GuideStone Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

2401 Cedar Springs Road, Dallas, TX 75201-1498 1.888.98.GUIDE • www.GuideStoneFunds.org	Funds distributed by PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406

Serving Those Who Serve the Lord “…with the integrity of our hearts and the skillfulness of our hands.” Psalm 78:72

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date August 24, 2006

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date August 24, 2006

*	Print the name and title of each signing officer under his or her signature.